As filed with the Securities and Exchange Commission on April 29, 2011

File No. 333-123035

811-03488

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 161	☒

(Check appropriate box or boxes.)

Phoenix Life Variable Accumulation Account

(fka, Phoenix Home Life Variable Accumulation Account)

(Exact Name of Registrant)

Phoenix Life Insurance Company

(fka, Phoenix Home Life Mutual Insurance Company)

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor's Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor's Telephone Number, including Area Code)

John R. Beers, Esq.

Phoenix Life Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 29, 2011 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities being registered: Deferred variable annuity contracts

Phoenix Dimensions®

Phoenix Life Variable Accumulation Account
Issued by: Phoenix Life Insurance Company (“Phoenix”)

PROSPECTUS	April 29, 2011

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable investment options and a fixed option. You may allocate premium payments and contract value to one or more of the investment options of the Phoenix Life Variable Accumulation Account (“Separate Account”) and the Guaranteed Interest Account (“GIA”). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
     Invesco V.I. Capital Appreciation Fund – Series I Shares
     Invesco V.I. Core Equity Fund – Series I Shares1
     Invesco V.I. Mid Cap Core Equity Fund – Series I Shares1
     Invesco Van Kampen V.I. Equity and Income Fund – Series II Shares2
The Alger Portfolios – Class I-2 Shares
     Alger Capital Appreciation Portfolio1
AllianceBernstein Variable Products Series Fund, Inc. – Class B
     AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Calvert Variable Products, Inc.-Class 1
     Calvert VP S&P MidCap 400 Index Portfolio
DWS Investments VIT Funds – Class A
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
Federated Insurance Series
     Federated Fund for U.S. Government Securities II
     Federated High Income Bond Fund II – Primary Shares
     Federated Prime Money Fund II
Fidelity® Variable Insurance Products – Service Class
     Fidelity® VIP Contrafund® Portfolio
     Fidelity® VIP Growth Opportunities Portfolio
     Fidelity® VIP Growth Portfolio
     Fidelity® VIP Investment Grade Bond Portfolio
Financial Investors Variable Insurance Trust – Class II
     Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
     Ibbotson Balanced ETF Asset Allocation Portfolio
     Ibbotson Growth ETF Asset Allocation Portfolio
     Ibbotson Income and Growth ETF Asset Allocation Portfolio
Franklin Templeton Variable Insurance Products Trust – Class 2
     Franklin Flex Cap Growth Securities Fund
     Franklin Income Securities Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund
     Templeton Growth Securities Fund
Lazard Retirement Series, Inc. – Service Shares
     Lazard Retirement U.S. Small-Mid Cap Equity Portfolio1
Lord Abbett Series Fund, Inc. – Class VC
     Lord Abbett Bond-Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Mid-Cap Value Portfolio
Neuberger Berman Advisers Management Trust – Class S
     Neuberger Berman Advisers Management Trust Guardian Portfolio
     Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio
Oppenheimer Variable Account Funds – Service Shares
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer Main Street Small- & Mid-Cap Fund®/VA3
PIMCO Variable Insurance Trust – Advisor Class
     PIMCO CommodityRealReturn® Strategy Portfolio
     PIMCO Real Return Portfolio
     PIMCO Total Return Portfolio
The Rydex Variable Trust
     Rydex|SGI VT U.S. Long Short Momentum Fund1
     Rydex VT Inverse Government Long Bond Strategy Fund1
     Rydex VT Nova Fund 1
Sentinel Variable Products Trust
     Sentinel Variable Products Balanced Fund
     Sentinel Variable Products Bond Fund
     Sentinel Variable Products Common Stock Fund
     Sentinel Variable Products Mid Cap Fund
     Sentinel Variable Products Small Company Fund
Virtus Variable Insurance Trust
     Virtus Capital Growth Series
     Virtus Growth and Income Series
     Virtus International Series
     Virtus Multi-Sector Fixed Income Series
     Virtus Real Estate Securities Series
     Virtus Small-Cap Growth Series
     Virtus Small-Cap Value Series
     Virtus Strategic Allocation Series
Wanger Advisors Trust
     Wanger International
     Wanger International Select
     Wanger Select
     Wanger USA

1Closed to new investors on May 1, 2006.

2Name change effective June 1, 2010: Van Kampen UIF Equity and Income Portfolio to Invesco Van Kampen V.I. Equity and Income Fund.

3Fund mergers effective November 19, 2010: Phoenix Dynamic Asset Allocation Series: Aggressive Growth merged into the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio; Phoenix Dynamic Asset Allocation Series: Moderate Growth merged into the Ibbotson Balanced ETF Asset Allocation Portfolio; Phoenix Dynamic Asset Allocation Series: Growth merged into the Ibbotson Growth ETF Asset Allocation Portfolio; and Phoenix Dynamic Asset Allocation Series: Moderate merged into the Ibbotson Income and Growth ETF Asset Allocation Portfolio.

Name change effective April 30, 2011: Oppenheimer Main Street Small-Cap Fund®/VA to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA.

4Name changes effective November 5, 2010: The Phoenix Edge Series Fund to Virtus Variable Insurance Trust. Phoenix Capital Growth Series to Virtus Capital Growth Series; Phoenix Growth and Income Series to Virtus Growth and Income Series; Phoenix Multi-Sector Fixed Income Series to Virtus Multi-Sector Fixed Income Series; Phoenix Small-Cap Growth Series to Virtus Small-Cap Growth Series; Phoenix Small-Cap Value Series to Virtus Small-Cap Value Series; Phoenix Strategic Allocation Series to Virtus Strategic Allocation Series; Phoenix- Aberdeen International Series to Virtus International Series; and Phoenix-Duff & Phelps Real Estate Securities Series to Virtus Real Estate Securities Series.

See Appendix A for additional information.

    The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The contract may go down in value. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.

    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information (“SAI”) dated April 29, 2011 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

Phoenix Life Insurance Company Annuity Operations Division PO Box 8027 Boston, MA 02266-8027	Tel. 800/541-0171

Glossary of Special Terms

    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value:The value of all assets held in the Separate Account.

Accumulation Unit:A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the maturity date and amounts held under Annuity Payment Option L.

Accumulation Unit Value:The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

Annuitant(s)/Joint Annuitant:There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option:The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”

Annuity Unit:A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value:On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

Claim Date:The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract Date:The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your):Usually, the person or entity to whom we issue the contract.

Contract Value:Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA . For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

Death Benefit Options:The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

Fixed Payment Annuity:A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any investment option.

Inherited/Stretch Annuity:A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.

Maturity Date:The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant’s 95th birthday or ten years from the contract date. The election is subject to certain conditions described in “The Annuity Period.” If more than one annuitant, the primary annuitant’s age will be used to determine that maturity date.

Minimum Guaranteed Interest Rate:The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

Minimum Initial Payment:The amount that you pay when you purchase a contract. We require minimum initial payments of:

Non-qualified plans—$25,000
Qualified plans—$3,500

Net Asset Value:Net asset value of a Series’ shares is computed by dividing the value of the net assets of the Series by the total number of Series’ outstanding shares.

Phoenix (our, us, we, company):Phoenix Life Insurance Company.

Spouse:Federal law defines “spouse” under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.

Valuation Date:A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business.

Summary of Expenses

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.

     This table describes the fees and expenses that you will pay at the time that you surrender the contract or transfer value between the investment options. State premium taxes ranging from 0.00% to 3.50% depending on the state may also be deducted.

    When you purchase your contract, you will need to elect a Surrender Charge Schedule. The 5-Year Surrender Charge Schedule is an Optional Benefit and if you elect it, you will be charged the 5-Year Surrender Charge Fee listed in the Optional Benefit Fees table.

CONTRACT OWNER TRANSACTION EXPENSES
7-Year Surrender Charge Schedule (as a percentage of amount surrendered):
Age of Premium Payment in Complete Years 0	7%
Age of Premium Payment in Complete Years 1	6%
Age of Premium Payment in Complete Years 2	5%
Age of Premium Payment in Complete Years 3	4%
Age of Premium Payment in Complete Years 4	3%
Age of Premium Payment in Complete Years 5	2%
Age of Premium Payment in Complete Years 6	1%
Age of Premium Payment thereafter	None
Optional 5-Year Surrender Charge Schedule (as a percentage of amount surrendered):
Age of Premium Payment in Complete Years 0	7%
Age of Premium Payment in Complete Years 1	6%
Age of Premium Payment in Complete Years 2	5%
Age of Premium Payment in Complete Years 3	4%
Age of Premium Payment in Complete Years 4	3%
Age of Premium Payment thereafter	None
Transfer Charge[1]
Maximum	$20
Current	None

[1]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfer Charge.”

     This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.

ANNUAL ADMINISTRATIVE CHARGE
Maximum[1]	$35
Current	$35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value):
Death Benefit Option 1 – Return of Premium
Mortality and Expense Risk Fee	1.125%
Daily Administrative Fee .	.125%
Total Annual Separate Account Expenses	1.250%
Death Benefit Option 2 – Annual Step-Up
Mortality and Expense Risk Fee	1.375%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.500%
Death Benefit Option 3 – Earnings Enhancement Benefit
Mortality and Expense Risk Fee	1.375%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.500%
Death Benefit Option 4 – Greater of Annual Step-Up and Annual Roll-Up
Mortality and Expense Risk Fee	1.625%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.750%

[1]	This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”

Optional Benefit Fees

    This table describes the maximum and current 5-year surrender charge fee percentage and the other maximum fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the applicable charges shown in the preceding table in this Summary of Expenses. If you select any optional benefit other than Phoenix Income Protector, you must allocate all premium and contract value to an approved asset allocation program.

     For an additional fee, a 5-Year Surrender Charge option can be elected in lieu of the 7-Year schedule, if you elect any of the Optional Benefits.

5-YEAR SURRENDER CHARGE FEE PERCENTAGE*
Maximum	1.00%
Current	0.25%

*	The 5-Year Surrender Charge Fee Percentage will be deducted annually on the contract anniversary only if you elected the 5-Year Surrender Charge Schedule. The fee percentage is locked in at the time you elect the benefit. See “Optional Benefits.”

Only one of the following Optional Benefits can be elected. Consult with your financial advisor as to which Optional Benefit may fit your particular needs.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (“GMAB”) FEE[1] Phoenix Principal Protector
(as a percentage of the greater of the Guaranteed Amount or Contract Value)
Maximum	1.00%
GUARANTEED MINIMUM INCOME BENEFIT (“GMIB”) FEE[2] Phoenix Income Protector (Not available beginning March 9, 2009)
(as a percentage of the greater of the Guaranteed Annuitization Value or Contract Value)
Maximum	1.00%
PHOENIX FLEXIBLE WITHDRAWAL PROTECTORSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER FEE[3,6] (Effective beginning March 9, 2009)
(as a percentage of the greater of the Benefit Base[7] and Contract Value)
	Single Life Option	Spousal Life Option
Maximum fee for New York contracts and other contracts without Extended Care Enhancement*	2.50%	2.50%
Maximum additional fee to add Extended Care Enhancement	0.50%	0.50%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT 2007 (GMWB 2007) FEE[4] Prior to availability of Phoenix Flexible Withdrawal Protector in your applicable state
(as a percentage of the greater of the Benefit Base[5] and Contract Value)
	Single Life Option	Spousal Life Option
Maximum	1.50%	1.50%
New York GMWB 5/New York GMWB 7 Fee[4] New York GMWB 5/New York GMWB 7 Effective May 1, 2008
(as a percentage of the greater of the Benefit Amount[5] and Contract Value)
GMWB 5 – 5% Withdrawal Limit		GMWB 7 – 7% Withdrawal Limit
Maximum	1.00%	Maximum	1.00%
Version I Fee[4] Version I Available Prior to January 16, 2007
(as a percentage of the greater of the Benefit Amount and Contract Value)
GMWB 5 – 5% Withdrawal Limit		Lifetime GMWB – 5% Withdrawal Limit
Maximum	1.00%	Maximum	1.00%
GMWB 7 – 7% Withdrawal Limit		Lifetime GMWB for 2 - Spousal Continuation – 5% Withdrawal Limit
Maximum	1.00%	Maximum	1.00%

PHOENIX RETIREMENT PROTECTORSM FLEXIBLE COMBINATION BENEFIT RIDER FEE[3,6] Available beginning November 17, 2008
(as a percentage of the greatest of the GMWB Benefit Base[7], GMAB Benefit Base[7] and Contract Value)
	Single Life Option	Spousal Life Option
Maximum fee for New York Contracts and other Contracts without optional Guaranteed Minimum Death Benefit.	2.75%	2.75%
Maximum additional fee to add optional Guaranteed Minimum Death Benefit	0.50%	0.50%
[1]	The Phoenix Principal Protector fee is deducted annually on the contract anniversary, only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”
[2]	The Phoenix Income Protector fee is deducted annually on the contract anniversary only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”
[3]	See “Important Information on Current Fees for Optional Benefit Riders” for information on current fees. We may change the current fees. If your Benefit Base “steps-up” as provided by the rider, the current fee in effect at the time of the step-up will be applicable to your contract. See “Optional Benefits”, “Phoenix Flexible Withdrawal Protector”, and “Phoenix Retirement Protector” for descriptions of the rider-specific step-up features, the impact of a step-up on your rider fee, and how you may decline an automatic step-up.
[4]	The fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which Version and option within a Version you elected. Also, certain riders have been available at certain times. After January 16, 2007 and before Phoenix Flexible Withdrawal Protector became available in your applicable state, only GMWB 2007 was available unless the contract is a New York contract and the owner was age 54 or younger at the time the rider is issued. New York GMWB 5/New York GMWB 7 is available for New York contracts where the owner meets certain age restrictions (see “Optional Benefits”). For GMWB 2007, the applicable current fee applies at the time you elected the benefit. The fee percentage may increase at the time of an automatic step-up of the Benefit Base as provided by the rider. See “Optional Benefits” for a description of the automatic step-up feature, the impact of a step-up on your rider fee, and how you may decline a step-up, but will not exceed the maximum charge shown above. For Version I and New York GMWB 5/New York GMWB 7 the current fee percentage is locked in at the time you elect the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected Version I or New York GMWB 5/New York GMWB 7. The fee, however, will not exceed the maximum charge of shown above. See “Optional Benefits” for details about when these riders were available and how we determine the fee percentage. See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for information on current fees.
[5]	For more information about how this amount is determined, see “Optional Benefits.”
[6]	The maximum fee shown in this table is the highest fee for this rider. A different fee applies to various asset allocation options. If you choose this rider, you must allocate all premium and contract value to a single approved asset allocation program. If you transfer from one asset allocation program or option to another during a rider year, the fee percentage you will pay for the rider will be the highest rider fee associated with the various asset allocation programs in which your contract value was invested during that rider year. The rider fee is deducted on each contract anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each investment option in which the contract has value and, if allocation to the GIA is then permitted, the GIA. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the contract year elapsed from the surrender proceeds or the contract value, respectively.
[7]	The Benefit Base for Phoenix Flexible Withdrawal Protector, and the GMAB Benefit Base and the GMWB Benefit Base under the Phoenix Retirement Protector rider are amounts we calculate solely to determine the value of the benefit(s) provided by the rider and unlike the Contract Value, are not available for withdrawals or surrenders. These amounts are affected by various factors including withdrawals and premium payments. See the description of these riders in “Optional Benefits” for information about how each Benefit Base is calculated and used.
*	Extended Care Enhancement is not available after the contract issue date and is not available with New York contracts. The Optional Guaranteed Minimum Death Benefit is not available with New York contracts.

     The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2010, charged by the funds that you may pay indirectly during the time that you own the contract. This table does not reflect any fees that may be imposed by the funds for short-term trading. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. Total Annual Fund Operating Expenses are deducted from a fund’s assets and include management fees, distribution and/or 12b-1 fees, and other expenses, but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund’s fees and expenses is contained in the prospectus for each fund.

TOTAL ANNUAL FUND OPERATING EXPENSES

	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.33%	5.31%
Net Annual Fund Operating Expenses[1]	0.33%	5.31%
[1]	Advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2012. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

    These examples will help you compare the cost of investing in the contract if you elect the 5-Year Surrender Charge Schedule and the Phoenix Retirement Protector rider with the Guaranteed Minimum Death Benefit (optional Guaranteed Minimum Death Benefit not available with New York contracts). These elections will result in the highest total cost of investing in this contract.

    If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$1,559	$3,128	$4,565	$7,754

Death Benefit Option 2

1 Year	3 Years	5 Years	10 Years
$1,580	$3,184	$4,645	$7,856

Death Benefit Option 3

1 Year	3 Years	5 Years	10 Years
$1,580	$3,184	$4,645	$7,856

Death Benefit Option 4

1 Year	3 Years	5 Years	10 Years
$1,602	$3,240	$4,724	$7,955

    If you do not surrender or if you annuitize your contract at the end of the applicable time period, your maximum costs would be:

Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$959	$2,740	$4,354	$7,754

Death Benefit Option 2

1 Year	3 Years	5 Years	10 Years
$982	$2,799	$4,437	$7,856

Death Benefit Option 3

1 Year	3 Years	5 Years	10 Years
$982	$2,799	$4,437	$7,856

Death Benefit Option 4

1 Year	3 Years	5 Years	10 Years
$1,005	$2,858	$4,518	$7,955

    These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit fees, and the maximum fund fees and expenses that were charged for the year ended 12/31/10.

    The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table above.

Contract Summary

    This prospectus contains information about all the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview

    It’s designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see “Purchase of Contracts.”

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results which vary and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For more information, see “The Variable Investment Options,” and “GIA.” There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see “The Accumulation Period—Payment Upon Death Before the Maturity Date” and “Taxation of Annuities in General—Nonqualified Plans” and “Taxation of Annuities in General—Qualified Plans.”

    Although investment performance is not guaranteed in a variable annuity, each Optional Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled “Optional Benefits” carefully if you think you may be interested in one of the Optional Benefit riders. When choosing any Optional Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.

    You may elect one of the following riders which we call “Optional Benefits” with the contract:

a Guaranteed Minimum Accumulation Benefit (GMAB), called Phoenix Principal Protector, which provides a guaranteed minimum return if contract value remains invested according to an asset allocation program available for use with the rider for the ten year period following the contract date.
a Guaranteed Minimum Income Benefit (GMIB), called Phoenix Income Protector, which guarantees future income payments at a protected minimum amount, regardless of investment performance during the contract’s accumulation phase. Phoenix Income Protector is not available beginning March 9, 2009.
a Guaranteed Minimum Withdrawal Benefit (GMWB). Different GMWB benefits are available by rider depending on the state in which your contract is issued and the age of the rider’s owner or Covered Person, as applicable, at the time the contract is issued. You should review the rider descriptions to determine which GMWB is available now or was available at the time you purchased your contract.

    As of November 17, 2008, the following rules apply. If your contract is a New York contract and the owner is under age 50 for the single life option or under age 55 for the spousal life option, the New York GMWB 5/New York GMWB 7 rider is available. If your contract is a New York contract and the Covered Person is age 50 or older for the single life option or age 55 or older for the spousal life option, the Phoenix Flexible Withdrawal ProtectorSM will be available to you. If your contract is not a New York contract, the Phoenix Flexible Withdrawal ProtectorSM will be available to you and, for an additional fee, you may also elect an Extended Care Enhancement (not available after the contract issue date) with the benefit.

a Flexible Combination Benefit Rider providing a GMWB and GMAB, also called Phoenix Retirement ProtectorSM. For an additional fee, this rider provides a guaranteed minimum death benefit (guaranteed minimum death benefit not available for New York contracts). This rider is available beginning on November 17, 2008.

    These benefits are provided by rider and have their own fees. The guarantees provided by the Optional Benefits in excess of your Contract Value are based on the claims-paying ability of Phoenix. If you elect an Optional Benefit other than Phoenix Income Protector, you must allocate all premium and contract value to a single asset allocation program we have approved for use with these riders. Taking withdrawals from the contract while an Optional Benefit is in effect may reduce the benefits of the riders. For more information, see “Deductions and Charges”, “Additional Programs” and “Optional Benefits”.

Suitability

    Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

    Annuities that are offered to fund a qualified plan or an Individual Retirement Account (“IRA”), do not provide any additional tax deferred advantages. If your only or main investment objective with the qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.

Replacements

    Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your “free look” period.

Conflicts of Interest

    Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the “Sales of Variable Contracts” section of this prospectus.

Investment Features

Flexible Premium Payments

You may make premium payments anytime until the maturity date for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding premium payments after a set age.
You can vary the amount and frequency of your premium payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments.
Other than the Minimum Initial Payment, there are no required premium payments.

Minimum Premium Payment

    Generally, the minimum initial premium payment is $3,500 for a qualified plan and $25,000 for nonqualified plans. For more information, see “Purchase of Contracts.”

Allocation of Premiums and Contract Value

Premium payments are invested in one or more of the investment options and the GIA. Each investment option invests directly in a professionally managed fund.
Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more investment options, or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more investment options. For more information, refer to “GIA,” “Internet, Interactive Voice Response and Telephone Transfers,” and “Market Timing and Other Disruptive Trading.”
The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.
The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).
Payments and transfers to the GIA are subject to the Maximum GIA Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

You may participate in one of the asset allocation programs we offer. Participation in a program is optional, unless you elect an Optional Benefit other than Phoenix Income Protector (GMIB). If you elect an Optional Benefit, other than Phoenix Income Protector, you must allocate all premium payments and Contract Value to one of the programs approved for use with those benefits. We may offer other programs in the future, however, whether those programs will be made available to both current and prospective contract owners will be determined at the sole discretion of the Company. For more information about the programs, refer to “Asset Allocation and Strategic Programs” below.

Withdrawals

You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.
Each year you may withdraw part of your Contract Value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary. For more information, see “Deductions and Charges—Surrender Charges.”
Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½. For more information, see “Federal Income Taxes.”
Withdrawals may negatively impact guarantees provided by certain Optional Living Benefit riders if certain conditions are not met. Please see the section entitled “Optional Benefits” for further details.

Deductions and Charges

From the Contract Value

Annual Administrative Charge—currently, $35 each year. For more information, see “Deductions and Charges” below.
Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) fee—the current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed amount and the contract value on the date the fee is deducted. For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders” below.
Guaranteed Minimum Income Benefit (Phoenix Income Protector) fee—the current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed annuitization value and the contract value on the date the fee is deducted. For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders” below.
Guaranteed Minimum Withdrawal Benefit fee—the fee percentage will vary depending on when you elected GMWB and which Version, and option within a Version, of GMWB you elect. We have offered different GMWB riders at different times. The amount of the fee and the way the fee is calculated depends on the particular rider attached to your contract. For more information about the different GMWB fees, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders” below.
Phoenix Flexible Withdrawal Protector (available beginning on November 17, 2008)—the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and the Contract Value. The fee for this rider depends on whether you choose the single life option or the spousal life option, and which asset allocation model you have chosen for allocation of your premium payments and Contract Values. Additionally, if you choose the Extended Care Enhancement (not available after the contract issue date and not available for contracts issued in the state of New York) for your rider, we assess a charge for that feature. The maximum fees are shown in the table of “Optional Benefit Fees”. The fee for your rider may change if you change asset allocation models or if you do not decline an automatic step-up provided by the rider. If you change asset allocation programs during a contract year and the rider fees related to the use of those programs are different, you will pay the highest rider fee associated with the various asset allocation programs in which your Contract Value was invested during that contract year. Also, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. For more information see “Important Information on Current Fees for Optional Benefit Riders.” See “Optional Benefits” for additional information about the impact of an automatic step-up on your rider and your ability to decline a step-up.
Phoenix Retirement Protector (available beginning on November 17, 2008)—the fee is equal to a stated percentage multiplied by the greatest of the GMWB Benefit Base, the GMAB Benefit Base, and the Contract Value. The fee for this rider depends on whether you choose the single life option or the spousal life option, and which asset allocation model you have chosen for allocation of your premium payments and Contract Values. Additionally, if you choose the Guaranteed Minimum Death Benefit option (not available after the contract issue date and not available for contracts issued in the state of New York) for your rider, we assess a charge for that feature. The maximum fees are shown in the table of “Optional Benefit Fees”. The fee for your rider may change if you change asset allocation models. If you change asset allocation programs during a contract year and the rider fees related to the use of those programs are different, you will pay the highest rider fee associated with the various asset allocation programs in which your Contract Value was invested during that contract year. Also, you will pay the current rider fee then in effect beginning on the date of an automatic step-up of the GMWB Benefit Base or elective step-up of the GMAB Benefit Base as provided by the rider. For more information see “Important Information on Current Fees for Optional Benefit Riders.” See “Optional Benefits” for additional information about the impact of an automatic or elective step-up on your rider and your ability to decline an automatic step-up.

Surrender Charges—may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts.

Two surrender charge schedules are available. There is no additional fee applicable to the 7-Year Surrender Charge Schedule.

7-Year Surrender Charge Schedule:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Premium Payment in Complete Years	0	1	2	3	4	5	6	7+

    If, however, you elect the optional 5-Year Surrender Charge Schedule, you will be charged a fee. Currently the fee is 0.25% of each premium payment for five contract anniversaries following each payment. The fee will not exceed the maximum percentage of 1.0%.

Percent	7%	6%	5%	4%	3%	0%
Age of Premium Payment in Complete Years	0	1	2	3	4	5+

    No surrender charges are taken upon the death of the owner. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited.

    For more information, see “Deductions and Charges” below.

Taxes—from the Contract Value upon premium payment or commencement of annuity payments.
  Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.
Transfer Charge—currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see “Deductions and Charges” below.

From the Separate Account

Daily administrative fee—currently 0.125% annually. For more information, see “Deductions and Charges.”
Mortality and expense risk fee—varies based on the benefit option selected. For more information, see “Deductions and Charges.”

Other Charges or Deductions

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Death Benefit

    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

Death Benefit Options

    The contract offers four Death Benefit Options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain Death Benefit Options.

    For more information, see “The Accumulation Period—Payment Upon Death Before Maturity Date.”

Additional Information

Free Look Period

    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable law requires) after you receive it and cancel the contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.

    For more information, see “Free Look Period” under “Miscellaneous Provisions” below.

Termination

    If on any Valuation Date the total Contract Value equals zero, the contract will immediately terminate without value, unless you elected the Guaranteed Minimum Withdrawal Benefit rider and the Benefit Amount is greater than zero.

Community and Marital Property States

    If the contract owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The policyholder should consult with legal counsel regarding this designation. Should spousal consent be required, we are not liable for any consequences resulting from the failure of the contract owner to obtain proper consent.

Financial Highlights

    Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.

Financial Statements

    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2010, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com. In addition, the SAI is available on the SEC’s website at www.sec.gov. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account’s rates that we credit during a guarantee period.

Performance History

    We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract charges except for taxes (which may vary by state).

The Variable Accumulation Annuity

    The individual deferred variable accumulation annuity contract (the “contract”) issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.

Phoenix and the Separate Account

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock company life insurance company by “demutualizing” pursuant to a plan of reorganization approved by New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company (“Phoenix”). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX”) a newly formed, publicly traded Delaware corporation.

    Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06102-5056. Our New York principal office is 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity Contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982 we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix. On July 1, 1992 the Separate Account’s domicile was transferred to New York.

    The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. Under New York law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product or to more than one variable life insurance product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

    Obligations under the contracts are obligations of Phoenix. You may make contributions to the GIA which is supported by the assets in Phoenix’s general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of Phoenix (the “General Account”). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.

Contract Guarantees

    Any guarantee under the contract, such as interest credited to the GIA or any guarantees provided by a rider to your variable annuity are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

    Under New York law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix’s financial strength, including information on our General Account portfolio of investments, may be found on our website located under “About Us”/”Financial Strength” along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries’ Annual Report on Form 10-K for the year ended December 31, 2010 and any applicable amendments, may also be found on our website, phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.

The Variable Investment Options

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. Finally, when the company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a “private label” product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company’s selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees

    The Company and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and/or the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

    Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.

    These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.

    These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.

     For additional information concerning the available investment options, please see Appendix A.

GIA

    Note: Currently, if you have an Optional Benefit other than the Guaranteed Minimum Income Benefit in effect for your contract you cannot transfer Contract Value or allocate premiums to the GIA. Your premiums must be allocated to an asset allocation program approved by us. We may remove this restriction at any time in the future, e.g., if you participate in an Enhanced Dollar Cost Averaging Program.

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. Also, the total Contract Value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:

Year One:	25% of the total value
Year Two:	33% of remaining value
Year Three:	50% of remaining value
Year Four:	100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions

    Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you have an Optional Benefit other than the Guaranteed Minimum Income Benefit in effect for your contract, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.

Deductions and Charges

5-Year Surrender Charge Fee

    If you elect the 5-Year Surrender Charge Schedule, we will deduct a fee for five contract anniversaries following each premium payment. The fee is calculated by applying the fee percentage to each premium payment. If multiple premium payments are submitted in any one year, these will be added together and the fee applied to the total. The fee is deducted in arrears on each contract anniversary date and upon full surrender of the contract. If you surrender your contract on any other date than the contract anniversary, the fee will be deducted proportionately based on the number of months completed during the contract year.

    The current fee percentage is locked in at the time you elect this benefit. Currently the fee percentage is equal to 0.250%. However, we reserve the right to charge up to 1.000%.

Annual Administrative Charge

    We deduct an annual administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee

    We make a daily deduction from the Contract Value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA.)

Important Information on Current Fees For Optional Benefit Riders

Phoenix Principal Protector Fee

    You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefits will be charged unless we notify you that we will be charging a lower fee percentage or “fee.” If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will provide that fee to you in writing on a form satisfactory to us. If you accept the fee by signing the form, and the rest of your application is in good order, we will issue your rider and the fee reflected on that form will apply to your rider. The fee will also be reflected on the rider specification pages of your rider. While we do not have the right to change your fee once you purchase the rider, we do reserve the right to increase or decrease the fee for new purchasers, provided that we do not exceed the maximum fee percentage shown in the “Optional Benefit Fee Table.”

Phoenix Income Protector Fee

    This rider is no longer offered for sale. Your current fee percentage or “fee” was locked in at the time you purchased the rider. The current fee applied to your rider is the fee displayed on the rider specification pages of your rider. While we do not have the right to change your fee once you have purchased the rider, we reserved the right to increase or decrease the fee for new purchasers, provided that we did not exceed the maximum fee percentage shown in the “Optional Benefit Fee Table.”

New York GMWB 5/New York GMWB 7Fee

    This rider is available for New York contracts only. Your current fee percentage or “fee” was locked in at the time you purchased the rider. The fee percentage is displayed on the rider specifications pages of your rider. Unless you exercise the Optional Reset provision as described in your rider, we do not have the right to change your fee once you have purchased the rider. When you exercise the Optional Reset feature, you terminate your existing rider and purchase a new rider. To the extent an Optional Reset election is made, you will be charged the then current fee for the new rider which you purchase. Currently, if you exercise the Optional Reset provision of your New York GMWB 5/New York GMWB 7 rider, you may purchase either another New York GMWB5/GMWB 7 rider or a Phoenix Flexible Withdrawal Protector rider. We reserved the right to increase or decrease that fee for new purchasers, including those who exercise the Optional Reset provision as described by their riders. In no case did we exceed the maximum fee percentage shown in the “Optional Benefit Fee Table” for this rider, or in the case of an Optional Reset, in no case did we exceed the maximum fee percentage for the new rider that was purchased. To determine whether or not we are offering a fee lower than the guaranteed maximum fee percentage for a rider, please call the Annuity Operations Division or, for the Phoenix Flexible Withdrawal Protector rider, visit our website at www.phoenixwm.com. Please see the section entitled, “Optional Reset” for more complete information on Optional Resets.

GMWB Version I Fee (Offered Prior to January 16, 2007)

    This rider is no longer offered for sale. Your current fee percentage or “fee” was locked in at the time you purchased the rider. The fee percentage is displayed on the rider specifications pages of your rider. Unless you exercise the Optional Reset provision as described in your rider, we do not have the right to change your fee once you have purchased the rider. When you exercise the Optional Reset feature, you terminate your existing rider and purchase a new rider. To the extent an Optional Reset election is made, you will be charged the then current fee for the new rider which you purchase. Currently, only the Phoenix Flexible Withdrawal Protector rider is available for an Optional Reset. We reserved the right to increase or decrease that fee for new purchasers, including those who exercise the Optional Reset provision as described by their riders. In no case did we exceed the maximum fee percentage shown in the “Optional Benefit Fee Table” for this rider, or in the case of an Optional Reset, in no case did we exceed the maximum fee percentage for the new rider that was purchased To determine whether or not we are offering a fee lower than the guaranteed maximum fee percentage for the Phoenix Withdrawal Protector, please call the Annuity Operations Division or visit our website at www.phoenixwm.com. Please see the section entitled, “Optional Reset” for more complete information on Optional Resets.

GMWB 2007 Fee

    This rider is no longer offered for sale. Your current fee percentage or “fee” was set at the time you purchased the rider and is displayed on the rider specification pages of your rider. It cannot change unless your Benefit Base “steps-up” as provided by your rider. We will notify you of a new fee in writing 30 days prior to the effective date of the fee increase (your rider anniversary date.) If your rider is eligible to “step-up” it will do so automatically. This fee will not change again unless an automatic step-up occurs again. Any new fee we may offer will never exceed the maximum guaranteed fee percentages as described in the “Optional Benefit Fee Table” of this prospectus. You may decline an automatic step-up to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.

Phoenix Flexible Withdrawal Protector Fee and Phoenix Retirement Protector Fee

    You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefits will be charged unless we notify you that we will be charging a lower fee percentage or “fee”. If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will notify you in two ways: Before your application is submitted, we will provide you with the applicable fees in writing as described below. Once the Contract is issued, we will notify you in writing prior to your eligibility of a “step-up” as provided by your rider because “step-ups” can increase your fees.

    Because the fees for the above referenced riders vary by asset allocation program, there is a set of fees (one fee for each asset allocation program) that applies to your rider. If we choose to offer a set of fees that are lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will provide that set of fees on a form satisfactory to us. If you accept those fees by signing the form, and the rest of your application is in good order, we will issue your rider and the fee schedule reflected on that form will apply to your rider (“Initial Fee Schedule”). The fee for the asset allocation model in which you are first invested will be reflected on the rider specification pages of your rider. As stated previously, these fee percentages vary by asset allocation program. It is important that you review the fees for each asset allocation program because if you transfer into a new asset allocation program with a higher fee, the fee percentage that you will pay for the rider will be the highest fee percentage associated with the various asset allocation programs in which your Contract Value was invested during that rider year. You may request a copy of the signed form by calling our Annuity Operations Division.

    The fees in your Initial Fee Schedule can only increase if your Benefit Base “steps-up” automatically or if you elect a “step-up” as provided under the GMAB portion of the Phoenix Retirement Protector Rider. We will notify you in writing 30 days prior to your rider anniversary date, if the fee for the asset allocation program in which you are currently invested will be raised or lowered. We will also notify you in writing on your rider anniversary date of the new fee schedule for each asset allocation program to which you may transfer Contract Value. These fees will not change again unless an automatic step-up occurs again or unless you elect another step-up as provided under the GMAB portion of the Phoenix Retirement Protector Rider. Any new fee schedule that we may offer will never exceed the maximum guaranteed fee percentages as described in the “Optional Benefit Fee Table” of this prospectus. You may decline an automatic step-up under Phoenix Flexible Withdrawal Protector or the GMWB portion of the Phoenix Retirement Protector Rider to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.

    You may also find the current fee schedule, as well as previous fee schedules on our website, www.phoenixwm.com. This document describes whether or not we are currently offering a fee schedule lower than the guaranteed maximum fee percentage shown in this prospectus and the effective date of those fees. If you have not purchased a rider yet, you should know that this fee schedule may change on a monthly basis. However, if your rider was issued within five business days of a fee schedule change, you will receive the fee schedule in effect as of the date of your application.

Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) Fee

    If the Phoenix Principal Protector rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

    The current fee percentage is locked in at the time you elect this benefit. The fee is equal to the Rider Fee Percentage shown on your rider specifications page, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.) However, we reserve the right to charge up to the maximum fee percentage shown in the table of “Optional Benefit Fees”, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect any other Optional Benefit.

Guaranteed Minimum Income Benefit (Phoenix Income Protector) Fee

    If the Phoenix Income Protector rider is part of your contract, we will deduct a fee. The fee is equal to the Rider Fee Percentage shown on your rider specifications page, multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date that the rider fee is deducted.

    The maximum fee is the fee percentage shown in the table of “Optional Benefit Fees” multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The current fee percentage is locked in at the time you elect this benefit. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option and GIA bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and GIA. For New York contracts, no fee will be deducted from the GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

    If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect any other Optional Benefit.

Guaranteed Minimum Withdrawal Benefit Fee

    If a guaranteed minimum withdrawal benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option and, if allocation to the GIA is then permitted, the GIA bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and, if applicable, the GIA. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

    The fee percentage will vary depending on when you elect GMWB and which Version, and option within a Version, of GMWB you elect. Also, you should know that certain riders provide for a step-up in the Benefit Base or an “optional reset”. In either case you will be notified if your contract experiences such an event and will be provided an opportunity to decline. We have the right to increase your rider fee in the case of a step-up or to replace your rider with the currently available version of the benefit in the case of an optional reset and either event could result in fee increase.

    For GMWB 2007 (issued on or after January 16, 2007 and until Phoenix Flexible Withdrawal Protector became available in your state), the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted.

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.” (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)

    New York GMWB 5/New York GMWB 7 (available as of May 1, 2008 for New York contracts where the owner is age 54 or less at the time the rider is issued and as of November 17, 2008 only available for New York contracts where the owner is under age 50 if the single life option is elected, and under age 55 if the spousal life option is elected)—the fee is equal to a stated percentage multiplied by the greater of Benefit Amount and Contract Value on the date the fee is deducted.

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.” The current fee percentage for this rider is locked in on the date that this rider is added to the contract. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)

    For Version I (issued prior to January 16, 2007), the fee percentage will vary depending on which one of the four available GMWB versions you elect. The fee is equal to a stated percentage multiplied by the greater of Benefit Amount and Contract Value on the date the fee is deducted.

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.” The current fee percentage is locked in on the date that this rider is added to the contract. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)

    If you elect any guaranteed minimum withdrawal benefit, you will be unable to elect any other Optional Benefit.

Phoenix Flexible Withdrawal Protector Fee

    If you have elected Phoenix Flexible Withdrawal Protector for your contract (available beginning November 17, 2008), we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greater of Contract Value or the rider Benefit Base on the date the fee is deducted. We calculate and deduct the rider fee amount after any applicable roll-up and before any automatic step-up of the rider Benefit Base.

    Sample Calculation of the Fee for Phoenix Flexible Withdrawal Protector without the optional Extended Care Enhancement

    Assume that you have reached the end of first rider year, and that your rider fee percentage is 2.50%, your initial Benefit Base was $100,000, you made an additional premium payment of $10,000 during the first rider year and your Contract Value is $110,500. Also, assume that you made no withdrawals during the rider year and that you have not elected to opt-out of automatic step-ups.

    The Benefit Base at the end of the first rider year is equal to the Benefit Base on the rider date ($100,000) plus the amount of the additional premium payment ($10,000) or $110,000.

    Assume that your roll-up percentage is 6.5%. The roll-up amount is equal to 6.5% multiplied by the Benefit Base on the rider date ($100,000) plus the sum of all subsequent premium payments made during the first rider year or [6.5%* ($100,000 + $10,000)] = $7,150.

    The Benefit Base after roll-up is the current Benefit Base ($110,000) compared to the following amount: the current Benefit Base ($110,000) plus the roll-up amount for the first rider year ($7,150). The Benefit Base after roll-up is therefore $117,150 ($110,000 + $7,150).

    Your rider fee is $2,929 (2.50% of the greater of $110,500 and the $117,150). This rider fee is assessed against your Contract Value and your Contract Value becomes $107,571 ($110,500-$2,929).

    When we calculate the step-up, we begin that calculation using the current Contract Value, which in this example is $107,571.

    The maximum fee percentage for Phoenix Flexible Withdrawal Protector and the maximum additional fee percentage to add the optional Extended Care Enhancement (Extended Care Enhancement is not available after the contract issue date and is not available for contracts issued in the state of New York) are shown in the table of “Optional Benefit Fees.” The current fee percentage in effect at the time your Phoenix Flexible Withdrawal Protector rider is issued is shown on your rider specifications page and varies depending on whether the single life or spousal life option is selected and which asset allocation program is selected. In addition, it may change if you step-up your Benefit Base. See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for more complete information. An additional current fee amount is charged if you add the Extended Care Enhancement. This fee is shown on your rider specifications page, does not vary based on single or spousal life option or the asset allocation program you select and is assessed along with and in the same manner as the fee for the Phoenix Flexible Withdrawal Protector without the Extended Care Enhancement. See the table of “Optional Benefit Fees” for details.

    You should know that if you change asset allocation programs during a rider year and the rider fees related to the use of those programs are different, you will pay the highest applicable rider fee associated with the various asset allocation programs in which your Contract Value was invested during that rider year. Additionally, we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base.

     Sample calculation of the rider fee after transfer to an asset allocation program with a higher rider fee percentage

    Assume that at the beginning of your rider year, the rider fee for the asset allocation program you chose was 0.85% and that, during the rider year you chose to reallocate all your Contract Value to another approved asset allocation program for which the rider fee was 1.05%.

    At the end of this rider year, your rider fee percentage will be 1.05%. This rider fee percentage is applied to the greater of the Benefit Base and the Contract Value. If the Benefit Base was $100,000 and the Contract Value was $98,000, then the rider fee would be $1,050 (1.05% times $100,000).

    In any case, the fee will not exceed the maximum percentage. See “Optional Benefits”, “Phoenix Flexible Withdrawal Protector” for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.

    Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option and, if allocation to the GIA is then permitted, the GIA in which the contract has value bearing a pro rata share of such fee based on the proportionate value in each of those accounts.

    If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greater of the Benefit Base or the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.

Phoenix Retirement Protector Fee

    If you have elected the Phoenix Retirement Protector for your contract (available beginning November 17, 2008), we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greatest of (a) Contract Value, (b) the GMAB Benefit Base, and (c) the GMWB Benefit Base on the date the fee is deducted. The rider fee amount is calculated and deducted after any applicable roll-up of the GMWB Benefit Base and before any automatic step-up of the GMWB Benefit Base and elective step-up of the GMAB Benefit Base. See the section called “Optional Benefits”, “Phoenix Retirement Protector” for a description of the Benefit Base amounts, the roll-up and step-up features.

    The maximum fee percentage for Phoenix Retirement Protector and the maximum additional fee percentage to add the optional guaranteed minimum death benefit (optional guaranteed minimum death benefit is not available after the contract issue date and is not available for contracts issued in the state of New York) is shown in the table of “Optional Benefit Fees.” The current fee percentage in effect at the time your Phoenix Retirement Protector rider is issued is shown on your rider specifications page and varies depending on whether the single life or spousal life option is selected and which asset allocation program is selected. In addition, it may change if you step-up your Benefit Base. See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for more complete information. An additional current fee amount is charged if you add the optional guaranteed minimum death benefit. This fee is shown on your rider specifications page, does not vary based on single or spousal life option or the asset allocation program you select and is assessed along with and in the same manner as the fee for the Phoenix Retirement Protector without the Guaranteed Minimum Death Benefit. See the table of “Optional Benefit Fees” for details.

    You should know that if you change asset allocation programs during a rider year and the rider fees related to the use of those programs are different, you will pay the highest applicable rider fee associated with the various asset allocation programs in which your Contract Value was invested during that rider year. Also, we may increase the rider fee for your rider on the date of any automatic step-up of the GMWB Benefit Base or elective step-up of the GMAB Benefit Base. If you do not decline an automatic step-up of the GMWB Benefit Base or you elect a step-up of the GMAB Benefit Base, you will pay the current rider fee then in effect beginning on the date of any step-up of the applicable Benefit Base.

    In any case, the rider fee will not exceed the maximum percentage. See “Optional Benefits” for additional information on the potential impact of the automatic step-up feature and the elective step-up feature on the rider fee and your ability to decline the automatic step-up and/or not elect the elective step-up.

    Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option and, if allocation to the GIA is then permitted, the GIA in which the contract has value bearing a pro rata share of such fee based on the proportionate value in each of those accounts.

    If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greatest of the GMWB Benefit Base, the Phoenix Principal Protector Benefit Base and the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.

Mortality and Expense Risk Fee

    We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

Death Benefit Option 1 Return of Premium	Death Benefit Option 2 Annual Step-Up
1.125%	1.375%
Death Benefit Option 3 Earnings Enhancement Benefit	Death Benefit Option 4 Greater of Annual Step-Up or Annual Roll-Up
1.375%	1.625%

    Although you bear the investment risk of the Series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the Annuitant lives.

    No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the Contract Owners.

Surrender Charges

    A surrender charge may apply to partial withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract and which surrender charge schedule you elected (refer to the charts shown below). The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are contingent charges because they are paid only if you surrender your contract within the surrender period. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see “Annuity Payment Options.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the Contract Value. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

7-Year Surrender Charge Schedule (no fee charged)

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Premium Payment in Complete Years	0	1	2	3	4	5	6	7+

5 Year Surrender Charge Schedule (additional fee charged)

Percent	7%	6%	5%	4%	3%	0%
Age of Premium Payment in Complete Years	0	1	2	3	4	5+

    If you elect the 5-Year Surrender Charge Schedule, we will deduct a fee of 0.25% of each premium payment for five contract anniversaries following each premium payment. The fee will be deducted in arrears on each contract anniversary for five years. If this benefit terminates on any other day for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted.

    This contract allows you to choose between two distinct Surrender Charge Schedules. You should consult with a qualified financial advisor before making your election.

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

    Under this contract surrender charges may be waived due to two life situations: admission into a nursing home or a terminal illness. There are no fees for these waivers.

    Nursing Home Waiver. Prior to Maturity Date, you may surrender all or a portion of the Contract Value without a surrender charge, provided that:

a)	more than one year has elapsed since the Contract Date;
b)	the withdrawal is requested within two years of the owner’s admission into a Licensed Nursing Home Facility; and
c)	the owner has been confined to the Licensed Nursing Home Facility (as defined below) for at least the preceding 120 days.

    Licensed Nursing Home Facility: a state licensed hospital or state licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis. The owner must provide us with satisfactory evidence of confinement by written notice.

    Terminal Illness Waiver. Prior to Maturity Date, you may surrender all or a portion of the Contract Value without a surrender charge, provided that we receive proof, satisfactory to us of the owner’s terminal illness, which is defined as an illness or condition that is expected to result in the owner’s death within six months.

Tax

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the Contract Date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see “Appendix B.”

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest, when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:

(1)	the size and type of the group of individuals to whom the contract is offered;
(2)	the amount of anticipated purchase payments;
(3)	whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or 1851 Securities, Inc. (“1851”), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom 1851 has selling agreements; and

(4)	internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of the mortality and expense risk fee or the withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges

    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily Net Asset Values of each Series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period

    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

Accumulation Units

    An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of Accumulation Units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an Accumulation Unit in that investment option next determined after receipt of the premium payment. The value of the Accumulation Units of an investment option will vary depending upon the investment performance of the applicable Series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values

    On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts

    Generally, we require minimum initial premium payments of:

Nonqualified plans—$25,000
IRA/Qualified plans—$3,500

    The initial payment is due and payable before the contract becomes effective. Generally, we require minimum subsequent premium payments of $100. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Annuity Operations Division for information regarding this service.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the Maturity Date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see “Optional Benefits.”

    Premium payments received under the contract will be allocated in any combination to any investment option or GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups, we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)	the make-up and size of the prospective group;
(2)	the method and frequency of premium payments; and
(3)	the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    Payments to the GIA are subject to the Maximum GIA Percentage. If you elect any Optional Benefit other than Phoenix Income Protector, you may not allocate premiums or transfer values to the GIA.

Additional Programs

    If you have any Optional Benefit (other than Phoenix Income Protector) attached to your contract, you must elect and continue to participate in a single approved asset allocation program or the Optional Benefit will terminate. All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program; however, the fee for the Optional Benefit may vary depending on the program you choose and the fee may increase under certain circumstances. See the table of “Optional Benefit Fees” and “Important Information on Current Fees for Optional Benefit Riders.”

    Provided that you do not have any Optional Benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.

    We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional Benefits in the future.

Asset Allocation and Strategic Programs

    Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs many of which are approved for use with the Optional Benefits. Information about the programs we currently offer and whether each is approved for use with an Optional Benefit is provided below.

    For ease of reference throughout this section, we refer to the asset allocation and strategic programs described, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options”. We do not charge for participating in the programs or their options. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in “Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs.” Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option-Contracts without Optional Benefits

    If you have not elected an Optional Benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.

    When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Annuity Operations

Division. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.

Selecting a Program and Option-Contracts with Optional Benefits

    If you purchase a contract with an Optional Benefit, other than the Phoenix Income Protector, you must select one of the approved programs through which to allocate your premium payments and Contract Value. When you participate in one of the approved programs all your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. Changing programs or options may change the fee for the Optional Benefit on your contract. See the table of “Optional Benefit Fees” for more information.

    Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional Benefit to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate an Optional Benefit. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.

Program Availability

    When you elect an Optional Benefit rider other than the Phoenix Income Protector you must allocate all premium to one program or program option that is available at the time of your election. (To simplify this discussion, the term “program” refers to both a program and a program option for those programs offering more than one investment option.) Contract value and premium may never be allocated to more than one program. Transfers of partial contract value are not permitted. Different programs have been offered with different Optional Benefits during various time periods. We may discontinue, modify, or amend programs and we may make different programs available in the future. For all time periods, regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional premium to that program. You may not transfer into a program that is not available on the date of the requested transfer. However, prior to June 22, 2009, you are permitted to transfer back into a program in which you were previously invested, even if it is not listed as generally available on the date of the transfer request. You should note that, beginning with the June 22, 2009 program availability changes, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods by Optional Benefit rider:

	Phoenix Retirement Protector	Phoenix Flexible Withdrawal Protector	Phoenix Principal Protector	GMWB 2007 GMWB 5/7 Lifetime GMWB
Beginning 11/19/10	Ibbotson Portfolio: Ibbotson Income and Growth ETF	Ibbotson Portfolio: Ibbotson Income and Growth ETF Ibbotson Balanced ETF Ibbotson Growth ETF Franklin Templeton Perspectives Alliance Balanced Wealth	Ibbotson Portfolio: Ibbotson Income and Growth ETF Ibbotson Balanced ETF	Ibbotson Portfolio: Ibbotson Income and Growth ETF Ibbotson Balanced ETF Alliance Balanced Wealth
Prior to 11/19/10	Phoenix Dynamic: Moderate	Phoenix Dynamic: Moderate Moderate Growth Growth Franklin Templeton Perspectives Alliance Balanced Wealth	Phoenix Dynamic: Moderate Moderate Growth	Phoenix Dynamic: Moderate Moderate Growth Alliance Balanced Wealth
3/9/09 – 6/21/09	Phoenix-Ibbotson Strategic: Conservative Moderately Conservative Phoenix Dynamic: Moderate	Phoenix-Ibbotson Strategic:
     Conservative
     Moderately Conservative
     Moderate
     Moderately Aggressive
Phoenix Dynamic:
     Moderate
     Moderate Growth
Franklin Founding
Franklin Templeton Perspectives
Alliance Balanced Wealth	Phoenix-Ibbotson Strategic: Conservative Moderately Conservative Phoenix Dynamic: Moderate	Phoenix-Ibbotson Strategic:
     Conservative
     Moderately Conservative
     Moderate
     Moderately Aggressive
     Aggressive
Phoenix Dynamic:
     Moderate
     Moderate Growth
     Growth
     Aggressive Growth
Franklin Founding
Franklin Templeton Perspectives
Alliance Balanced Wealth

Phoenix Retirement Protector	Phoenix Flexible Withdrawal Protector	Phoenix Principal Protector	GMWB 2007 GMWB 5/7 Lifetime GMWB
11/17/08 – 3/8/09	Phoenix-Ibbotson Strategic:
     Conservative
     Moderately Conservative
     Moderate
     Moderately Aggressive
     Aggressive
Phoenix Dynamic:
     Moderate
     Moderate Growth
     Growth
     Aggressive Growth
Franklin Founding
Franklin Templeton Perspectives
Alliance Balanced Wealth
Alliance Wealth Appreciation	Phoenix-Ibbotson Strategic:
     Conservative
     Moderately Conservative
     Moderate
     Moderately Aggressive
     Aggressive
Phoenix Dynamic:
     Moderate
     Moderate Growth
     Growth
     Aggressive Growth
Franklin Founding
Franklin Templeton Perspectives
Alliance Balanced Wealth
Alliance Wealth Appreciation	Phoenix-Ibbotson Strategic:
     Conservative
     Moderately Conservative
     Moderate
     Moderately Aggressive
Phoenix Dynamic:
     Moderate
     Moderate Growth
     Growth
Franklin Founding
Franklin Templeton Perspectives
		Alliance Balanced Wealth	Same as above
Prior to 11/17/08	Same as above	Same as above	Phoenix-Ibbotson Strategic:
     Conservative
     Moderately Conservative
     Moderate
     Moderately Aggressive
     Aggressive
Phoenix Dynamic:
     Moderate
     Moderate Growth
     Growth
     Aggressive Growth
Franklin Founding
Franklin Templeton Perspectives
		Alliance Balanced Wealth	Same as above

    A brief description of each program follows.

AllianceBernstein VPS Wealth Appreciation Strategy Portfolio

The AllianceBernstein VPS Wealth Appreciation Strategy portfolio invests in an equity portfolio that is designed as a solution for investors who seek equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the portfolio, the adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the adviser’s targeted blend for the equity portion of the portfolio is an equal weighting of growth and value stocks (50% each). The portfolio may also invest in real estate investment trusts, or REITs. This asset allocation option is rebalanced as necessary in response to markets.

AllianceBernstein VPS Balanced Wealth Strategy Portfolio

The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

Franklin Templeton Founding Investment Strategy

Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  Franklin Income Securities Fund—34%
  Mutual Shares Securities Fund—33%
  Templeton Growth Securities Fund—33%

Franklin Templeton Perspectives Allocation Model

Through the Franklin Templeton Perspectives Allocation Model, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  Franklin Flex Cap Growth Securities Fund—34%
  Mutual Shares Securities Fund—33%
  Templeton Growth Securities Fund—33%
Ibbotson Asset Allocation Series

The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:

  Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
  Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
  Ibbotson Growth ETF Asset Allocation Portfolio – Class II
  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II

If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.

Phoenix-Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009)

Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

  Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.
  Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.
  Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.
  Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.
  Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

Dollar Cost Averaging Program

    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. There is no charge for participating in this program.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date.

    Except as described below, the Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    Transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

    You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

    All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

    After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

    We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs

    If you elect an Optional Benefit after your contract is issued, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program while the Optional Benefit is in effect. If you are currently in a program of this type, it will terminate on the date the Optional Benefit becomes effective.

    If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and
2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

    If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the contract value with each investment option and the GIA bearing a pro rata share.

    The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59½. See “Federal Income Taxes.”

Optional Benefits

    There are three types of Optional Benefits currently available with this annuity: Phoenix Principal Protector (a guaranteed minimum accumulation benefit rider), Phoenix Flexible Withdrawal Protector (and, for New York contracts only, New York GMWB 5/New York GMWB7, a guaranteed minimum withdrawal benefit rider), and Phoenix Retirement Protector (a rider that provides several guarantee options). Phoenix Principal Protector is designed for people who want to ensure the preservation of their premium deposits over a long time horizon (10 years). Phoenix Flexible Withdrawal Protector and New York GMWB 5/New York GMWB 7 are designed for people who want to ensure guaranteed withdrawals, designed to provide the most favorable guaranteed withdrawal benefit after the Benefit Eligibility Date. Phoenix Retirement Protector provides a guaranteed minimum accumulation benefit, a guaranteed minimum withdrawal benefit, and an optional guaranteed minimum death benefit. Phoenix Retirement Protector is designed for people who are looking for flexibility in exercising a variety of guarantees. However, the trade off for this flexibility is that this rider may cost more than buying a stand alone optional living benefit rider and the design of these combination benefits tend to be more restrictive than the design of an optional living benefit rider providing a single guaranteed benefit.

    For an additional charge, you may elect one of the optional benefits described below. You may elect an available Optional Benefit at the time you purchase your contract and you may elect certain Optional Benefits after this date. Currently we allow you to elect the following Optional Benefits on or after the date you purchase your contract: Phoenix Principal Protector, Phoenix Flexible Withdrawal Protector and Phoenix Retirement Protector. However: (1) the Extended Care Enhancement feature is not available with Phoenix Flexible Withdrawal Protector when it is purchased after the contract is issued and (2) the Guaranteed Minimum Death Benefit feature is not available with Phoenix Retirement Protector when it is purchased after the contract is issued.

    If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. Any reference that restricts availability of an Optional Benefit due to the age of the owner also applies when an Optional Benefit is added after the contract is issued. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Adding an Optional Benefit After Contract Issue

    Currently, we allow you to elect the following Optional Benefits after contract issue: Phoenix Principal Protector, Phoenix Flexible Withdrawal Protector and Phoenix Retirement Protector. To elect an Optional Benefit rider after contract issue, you, with your registered representative, must complete a rider election form and allocate your Contract Value to one approved asset allocation model. You must select an asset allocation model that is available on the date you elect the Optional Benefit rider (see “Program Availability”). Once your rider election form is accepted by us, we will issue your Optional Benefit rider. The effective date of the Optional Benefit and your asset allocation model selection will be the next contract anniversary immediately following your election. If you decide you want to cancel your rider election or change your asset allocation model prior to the date your rider is issued you must contact us at our Annuity Operations Division at the address or telephone number shown on the first page of your prospectus. You must pay off any outstanding loans prior to purchasing an Optional Benefit.

Definition of “Spouse” under Optional Benefits

    Certain Optional Benefits under the contract offer the election of a spousal life option. An election of the spousal life option may not provide any economic benefit if the Covered Persons under the option do not meet the definition of two legal spouses under federal law. See “Spousal Definition” for further discussion of spousal qualifications. This is due to the interaction between the federal definition of “spouse” and the Internal Revenue Code, which requires distributions upon the death of an Owner except for certain spousal continuation benefits. State laws and regulations may determine whether the spousal life option under an Optional Benefit must be offered to spouses as defined by state law, registered domestic partners, civil union partners or two people who share a reasonable economic or familial relationship. However, even if state laws require the offer of this benefit, it may not be in your best interest to purchase the spousal life option if the Covered Persons are not two legal spouses under federal law, since the spousal benefit relies, in part, on spousal continuation provisions of the Internal Revenue Code. The federal definition of spouse provided under the Defense of Marriage Act (DOMA) differs from the laws of certain states and does not include same-sex partners, registered domestic partners, civil union partners or two people who share a reasonable economic or familial relationship.

Guaranteed Minimum Accumulation Benefit (GMAB) (called Phoenix Principal Protector)

    Phoenix Principal Protector provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten-year term. This rider may be elected at the time the contract is purchased or after the contract is issued and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges” above.

    The benefit is available if each owner and Annuitant are less than 81 years old on the date that this rider is added to the Contract (the “rider date”).

    The Phoenix Principal Protector is available only if you allocate your premiums to an approved asset allocation or strategic program , and if you remain fully invested in the program for the term of the benefit. See “Asset Allocation and Strategic Programs” above.

    The Phoenix Principal Protector is also available to you if you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity. An Inherited/Stretch Annuity is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by Phoenix or its affiliates or issued by a company unaffiliated with Phoenix. If the beneficiary of a contract issued by a company unaffiliated with PHL Variable purchases this Phoenix Dimensions® Contract, then the Phoenix Principal Protector will be available to the beneficiary. However, the beneficiary of this Phoenix Dimensions® Contract cannot elect the Phoenix Principal Protector because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

    If you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity, election of the Phoenix Principal Protector may not be in your best interest. Once inherited proceeds are in an Inherited/Stretch Annuity, mandatory annual distributions must be made based on the life expectancy of the original beneficiary of the proceeds. Mandatory annual distributions may diminish the attractiveness of electing the Phoenix Principal Protector because withdrawals made during the ten-year term of the rider decrease the amount of the benefit available. Consult your financial professional and tax adviser to determine whether this feature is right for you. See the section of this prospectus entitled “Inherited/Stretch Annuity Feature” for more details.

Guaranteed Amount

    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

A	=	the Contract Value on the rider date.
B	=	100% of each subsequent premium payment paid to the contract during the first year of the 10-year period beginning on the rider date (the “term”).
C	=	pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.

    For contracts issued beginning on November 17, 2008, Guaranteed Amount Factors 1 and 2 are equal to 1.00. For contracts issued between October 11, 2004 until November 17, 2008, the Guaranteed Amount Factors 1 and 2 were equal to 1.05.

Additional Amount

    If on the last day of the term:

the Contract Value is less than the guaranteed amount base; we will add an additional amount to the Contract Value equal to the difference between the Contract Value and the guaranteed amount.
the Contract Value is greater than or equal to the guaranteed amount base; we will add an additional amount to the Contract Value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.
the contract annuitizes, the death of an owner or Annuitant occurs or a full surrender is made; the Contract Value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the Contract Value is no longer invested according to an asset allocation or strategic program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the Contract Value.

Benefit Termination

    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

the date that any portion of the Contract Value is not invested according to an asset allocation or strategic program established and maintained by us for the benefit;
the date that a full surrender is made;
the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;
the date that annuity payments commence; or
the date that the contract terminates.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

Guaranteed Minimum Income Benefit (GMIB) (called Phoenix Income Protector)—Not available beginning March 9, 2009

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the Annuity Payment Option rate for the Annuity Payment Option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older Annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant’s 90th birthday.

    A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

    The Phoenix Income Protector is also available to you if you are the beneficiary of a deceased Owner’s Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner’s annuity contract, other than a Phoenix Dimensions® Contract, the contract was issued to the Owner by Us and you are utilizing this Contract as an Inherited/ Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner’s Phoenix Dimensions® Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value

    On and before the contract anniversary following the older Annuitant’s 80th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

A	=	the Contract Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.
B	=	the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

C	=	the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.
D	=	any tax that may be due.

    Assume the contract owner makes an initial payment of $100,000 (at age 68) and an additional deposit of $200,000 on the 3rd contract anniversary.

    On the 7th contract anniversary (age 75), the Guaranteed Annuitization Value is the lesser of (i) or (ii) where (i) is equal to $383,311 (($100,000 x 1.053) + $200,000) x 1.054) and (ii) is equal to $600,000 (200% x ($100,000 + $200,000)). The Guaranteed Annuitization Value is $383,311. This assumes there were no additional payments, withdrawals, or transfers.

    After the contract anniversary following the older Annuitant’s 80th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

A	=	the guaranteed annuitization value on the contract anniversary following the older Annuitant’s 80th birthday.
B	=	the sum of premium payments made after the contract anniversary following the older Annuitant’s 80th birthday.
C	=	the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older Annuitant’s 80th birthday.
D	=	any tax may be due.

    Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 3rd contract anniversary (at age 82).

    The Guaranteed Annuitization Value at age 80 is equal to $105,000 ($100,000 x 1.05). On the 7th contract anniversary (age 87), the Guaranteed Annuitization Value is equal to $305,000 ($105,000 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.

    You should know that the Effective Annual Rate, the percentage used to increase your annuitization value as described above, will be reset to 0% depending on whether or not the value in the GIA is greater than 40% of the total Contract Value on certain dates. Please refer to the following section entitled “Effective Annual Rate” for a full description of the Effective Annual Rate.

Guaranteed Annuitization Value Reduction

    A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the Phoenix Income Protector rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

    The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

A	=	the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and
B	=	(a) multiplied by (b), where:
		(a)	=	the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in “A” above;
		(b)	=	1 minus the result of (c) divided by (d), where:
		(c)	=	the Contract Value after the withdrawal, and
		(d)	=	the Contract Value before the withdrawal less the value determined in “A” above.

Effective Annual Rate

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below.

    Subject to state insurance department approval, after the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contract Value on any of the following dates:

1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contract Value on any of the following dates:

1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.
4.	each rider anniversary.

Termination of This Rider

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.	the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday;
2.	the termination of the contract to which this rider is attached;
3.	the date a death benefit becomes payable under the contract to which this rider is attached;
4.	the date annuity payments commence under the contract to which this rider is attached; and
5.	the death of the last surviving Annuitant or Joint Annuitant named under this rider.

Phoenix Income Protector Annuity Payment Options

    Under this rider, you may only elect one of the following Annuity Payment Options:

    GMIB Option A — Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the Annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the Annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any Annuitant dies after the end of the period certain. This option is not available if the life expectancy of the Annuitant is less than the period certain on the date the benefit is exercised.

    GMIB Option B — Non-Refund Life Annuity: a fixed annuity payable monthly while any Annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.

    GMIB Option D — Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the Annuitant or Joint Annuitant named under this rider is living. This option is only available if the Annuitant and Joint Annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving Annuitant.

    GMIB Option F — Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the Annuitant or Joint Annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the Annuitant and Joint Annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving Annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving Annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older Annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date

    If an owner dies on or after the Maturity Date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the Annuity Payment Option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity.”) If there is a surviving owner, the payments continue as if there had been no death.

    If the Annuitant and Joint Annuitant, if any, die and are survived by any owner, any remaining certain period annuity payments will be paid to such owner. Payments will continue under the Annuity Payment Option in effect at the date of death and may not be deferred or otherwise extended.

Important Information regarding the Phoenix Income Protector

    While the Phoenix Income Protector does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

The Phoenix Income Protector does not provide Contract Value or in any way guarantee the investment performance of any investment option available under the contract.

The Phoenix Income Protector is irrevocable once elected.
You may not change any annuitant or joint annuitant while the Phoenix Income Protector is in effect.
The Phoenix Income Protector does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the Phoenix Income Protector.
You should consult with a qualified financial advisor if you are considering the Phoenix Income Protector.
The Phoenix Income Protector is only available if approved in your state and if we offer it for use with the contract.
The minimum monthly fixed annuity payment amount under the Phoenix Income Protector may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than Contract Value.
The minimum monthly fixed annuity payment amount under the Phoenix Income Protector may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than Contract Value.

Guaranteed Minimum Withdrawal Benefit (“GMWB”)

    A guaranteed minimum withdrawal benefit has been available with the contract as an optional rider. If you applied for a New York contract, the age of the owner will determine which of two riders would be available. The GMWB riders guarantee a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. You will not lose the guarantee if you don’t make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the “Optional Benefit Fees” chart and refer to “Deductions and Charges” above.

    A guaranteed minimum withdrawal benefit could be elected only on the Contract Date. We may remove this restriction in the future.

    The GMWB is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this contract as an Inherited/Stretch Annuity.

Asset Allocation or Strategic Program Requirement

    If you have a GMWB, you must have initially selected and continue to use one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. However, the rider fee may vary based on the program or option you choose and the fee may increase under certain circumstances. (See the table of “Optional Benefit Fees” and “Important Information on Current Fees for Optional Benefit Riders” for details.) We reserve the right to restrict availability of investment options.

    Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

    Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.

    Various GMWB riders have been available with the contract at different times. When reading the descriptions below, be sure to review the information about the rider available at the time you purchased your contract. GMWB 2007 (issued on or after January 16, 2007 until November 17, 2008) (issued on or after January 16, 2007 for contracts except contracts issued in New York where the owner is age 54 or younger on the rider date)

    GMWB 2007 guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the Annual Benefit Amount, until the first death of any Covered Person if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.

Important Terms and Conditions regarding GMWB 2007

Benefit Eligibility Date

    The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

    The Benefit Eligibility Date when the for Single Life Option is in effect is the later of the date that this rider is added to the contract (the “rider date”) and the contract anniversary on or following the date the youngest Covered Person attains age 60.

    The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse’s date of death, and (b) the contract anniversary on or following the surviving spouse attaining age 65.

Covered Person

    The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option

    Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option

    Generally, Covered Persons must be two legal spouses under Federal law to receive any economic benefit from the election of this option (see “Spousal Definition” for further discussion of spousal qualifications).

    If there is only one designated owner, the Covered Persons must be the owner and the owner’s spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.

Annual Benefit Amount

    If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

    Prior to the Benefit Eligibility Date, the Annual Benefit Amount is set equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

Benefit Base

    The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Premium Payments

    When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.

Withdrawals Prior to Benefit Eligibility Date

    Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution (RMD) requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.

Withdrawals On or After Benefit Eligibility Date

    On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

  If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.
  If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.
  Withdrawals taken to meet the RMD requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up

    On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by a percentage of the Benefit Base as of the prior contract anniversary, or, for the Roll-Up at the end of the first contract year, a percentage of the Benefit Base on the last valuation date of the first contract year, prior to any Step-Up. The percentage applied is determined when your contract is issued and is shown on the rider specifications page for your rider. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up

    On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.

    We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage shown in the table of “Optional Benefit Fees.” If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.

Contract Value Reduced to Zero

    When the Contract Value is reduced to zero, the contract terminates and all rights under the contract and the rider terminate other than as described below.

    We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

    If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

    If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

    Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

    Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

Cancellation

    You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

Termination of Benefit

    In addition to cancellation due to your proper written request, and termination due to the Contract Value and the Benefit Base reaching zero, this benefit will terminate without value on the occurrence of any of the following events:

the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option;
the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);
the date annuity payments commence under an Annuity Payment Option as described in the contract; or, the date any investment restriction is violated.

New York GMWB 5/New York GMWB 7 (effective May 1, 2008 for New York contracts where the owner is younger than age 55 on the rider date and, on November 17, 2008, available only for New York contracts where the owner is younger than age 50 if the single life option is elected or younger than age 55 if the spousal life option is elected)

    New York GMWB 5/New York GMWB 7 provides a Guaranteed Minimum Withdrawal Benefit that guarantees amounts payable to you if you meet the conditions of the rider. When you apply for the rider you elect a Withdrawal Limit Percentage, either 5% or 7%, which affects the amount available as payments under the rider. The election of this percentage cannot be changed after we issue the rider unless you elect an Optional Reset, as described below. Currently, we allow election of the rider only at contract issue. You should know that, if the Contract Value goes to zero while this rider is in effect for your contract and the rider Benefit Amount is greater than the Contract Value, we will make monthly payments to you until we have paid you the Benefit Amount. As a result, this rider does not provide a “lifetime” guaranteed minimum withdrawal benefit.

    Please see Appendix D for numerical examples of how the benefit works.

Important Terms and Conditions regarding New York GMWB 5 and New York GMWB 7

Benefit Amount

    The Benefit Amount is used in determining the Withdrawal Limit, Benefit Payment and Benefit Payment Duration. It is not used in calculating the surrender value or other values or benefits under the Contract.

    We calculate the Benefit Amount on the rider date. Unless the rider is issued as a result of an Optional Reset, the Benefit Amount is equal to the Contract Value on the rider date multiplied by the Benefit Amount Percentage. Currently, the Benefit Amount Percentage is 105% for newly issued riders and 100% for riders issued as a result of an Optional Reset. The Benefit Amount will change as a result of subsequent premium payments, withdrawals, or an Optional Reset as described below.

Effect of Subsequent Premium Payments on Benefit Amount

    We recalculate the Benefit Amount after each subsequent premium payment. The new Benefit Amount is equal to the current Benefit Amount plus the Benefit Amount Percentage multiplied by the subsequent premium payment. The new Benefit Amount (calculated as a result of a subsequent premium payment) will never exceed the Contract Value on the rider date plus all subsequent premium payments less all withdrawals made after the rider date, multiplied by the Benefit Amount Percentage.

Effect of Withdrawals on Benefit Amount

    We recalculate the Benefit Amount as a result of each withdrawal. The effect of a withdrawal on the Benefit Amount depends on whether the total withdrawals in a rider year are less than or equal to the Withdrawal Limit, or are greater than the Withdrawal Limit.

    If total withdrawals in a rider year are less than or equal to the Withdrawal Limit, the Benefit Amount will be reduced by the amount of the withdrawal and the result is the new Benefit Amount.

    If total withdrawals in a rider year are greater than the Withdrawal Limit, the effect of a withdrawal on the Benefit Amount then depends on the level of Contract Value in relation to the Benefit Amount. If, before the withdrawal, the Contract Value is less than the Benefit Amount, the new Benefit Amount is the Contract Value reduced by the amount of the withdrawal. If, before the withdrawal, the Contract Value is greater than or equal to the Benefit Amount, that Benefit Amount is reduced by the amount of the withdrawal to become the new Benefit Amount.

    Withdrawals taken to meet RMD requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

Withdrawal Limit

    You elect either the 5% Withdrawal Limit Percentage (New York GMWB 5) or the 7% Withdrawal Limit Percentage (New York GMWB 7) on the rider date and cannot change this election except as a result of an Optional Reset as described below. The Withdrawal Limit is calculated on the rider date and is equal to the initial Benefit Amount multiplied by the Withdrawal Limit Percentage you elected. The Withdrawal Limit will change as a result of subsequent premium payments, withdrawals, or an Optional Reset as described below. Additionally, as described below, the Withdrawal Limit affects whether a surrender charge applies to withdrawals from the Contract in excess of the free withdrawal amount.

    Withdrawals taken to meet RMD requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

Effect of Subsequent Premium Payments on Withdrawal Limit

    We reset the Withdrawal Limit after each subsequent premium payment. The new Withdrawal Limit is equal to the greater of the current Withdrawal Limit and the Withdrawal Limit Percentage multiplied by the Benefit Amount after the subsequent premium payment.

Effect of Withdrawals on Withdrawal Limit

    We reset the Withdrawal Limit after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the new Benefit Amount. The Withdrawal Limit may never be less than zero.

Effect of Withdrawal Limit on Surrender Charges

    If the sum of all withdrawals in any given rider year does not exceed the Withdrawal Limit, no surrender charge will be deducted, even if these withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.

Optional Reset

    The purpose of an Optional Reset is to lock in a higher Benefit Amount, which may increase the Withdrawal Limit and lengthen the period of time over which withdrawals and payments can be taken. Locking in a higher Benefit Amount increases your total future guaranteed withdrawals or payments. You may elect an Optional Reset on the fifth rider anniversary or any rider anniversary thereafter where the Contract Value is greater than the Benefit Amount so long as we are then offering this GMWB on new issues of the contract. You must notify us within 30 days after the rider anniversary that you wish to elect the Optional Reset. You should note that different GMWB riders may have different charges and benefits.

    If you elect the Optional Reset, we will terminate the existing rider and issue a new rider and you will pay the current fee in effect at the time of the Optional Reset. At that time, you may elect a different version of the GMWB as long as it is being offered for new business and you meet all of the issue age, ownership and beneficiary requirements.

Contract Value Reduced to Zero

    If the Contract Value is reduced to zero, we will set the contract’s maturity date to that date, the contract terminates and all rights under the contract and the rider terminate other than as described below. If the Benefit Amount is greater than zero on the date the Contract Value reaches zero, the rider provides a monthly Benefit Payment under the GMWB Specified Period Certain Payment Option. Under this option, we will pay you monthly fixed annuity payments for the number of months it will take us to return the Benefit Amount in effect on the date the Contract Value reaches zero. The amount of the Benefit Payment is one twelfth of the Withdrawal Limit on the date the Contract Value is reduced to zero.

    The Benefit Payments will begin one month following the date the Contract Value is reduced to zero. Subsequent payments will be made on the same date each month. Payments may not be commuted or accelerated.

    The length of time over which we will make Benefit Payments is called the Benefit Payment Duration. The Benefit Payment Duration is equal to (A) divided by (B), rounded to the next highest whole number, where:

A	=	the Benefit Amount on the date the Contract Value is reduced to zero; and
B	=	the amount of the Benefit Payment.

    You should know that if the Benefit Amount is zero on the day the Contract Value is reduced to zero, no Benefit Payments will be made.

    Upon the death of the last surviving owner (or Annuitant, if the owner is a non-natural person), we will pay any remaining Benefit Payments to the beneficiary. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of Benefit Payments.

Benefit Termination

    You may not terminate this rider by request. However, this benefit will terminate without value when any of the following events occurs:

the ownership of the contract changes for any reason; or
annuity payments under an Annuity Option provided by the Contract are commenced; or
the contract terminates; or
you elect the Optional Reset, if available; or
you surrender of the contract; or
the owner (or Annuitant, if the owner is a non-natural person) dies unless the contract is continued by a surviving spouse; or
you transfer any portion of the Contract Value outside an asset allocation program required for use with the rider; or
the Contract Value and Benefit Amount have been reduced to zero.

Version I (issued prior to January 16, 2007),

    Version I, issued prior to January 16, 2007, provides a Guaranteed Minimum Withdrawal Benefit that guarantees at least the return of your Contract Value on the date that this rider is added to the contract) plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. The Benefit Amount Percentage is currently 105%. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, you must annuitize your contract under one of the GMWB Annuity Payment Options described below to receive the benefits provided by this rider.

    Version I offers four options: GMWB 5, GMWB 7, Lifetime GMWB and Lifetime GMWB for 2—Spousal Continuation (“Lifetime GMWB for 2”). GMWB 5 and GMWB 7 are non-lifetime withdrawal benefits; Lifetime GMWB and Lifetime GMWB for 2 are lifetime withdrawal benefits. Version I guarantees withdrawals or payments each year equal to the Withdrawal Limit until we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. In addition, if you elect Lifetime GMWB and the owner is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the death of the owner. If you elect Lifetime GMWB for 2 and the owner and/or beneficiary is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the later of the death of the owner and beneficiary.

    You elect one option of the GMWB on the rider date and this election is irrevocable except as provided in the Optional Reset provision described below. Currently, we only allow you to elect this rider on the Contract Date. Version I cannot be terminated except as described below.

    This rider is subject to the following issue age, ownership, and beneficiary limitations, subject to state regulations.

    For the GMWB 5 and GMWB 7 options, for nonqualified plans, the base contract minimum and maximum issue ages apply to this rider. For qualified plans, the base contract minimum issue age applies to this rider and the maximum issue age is 80.

    For the Lifetime GMWB option, there can be only one owner, and the owner must be a natural person. For nonqualified plans, the base contract maximum issue age applies to this rider and the minimum issue age is 60. For qualified plans, the minimum issue age is 60 and the maximum issue age is 80.

    For the Lifetime GMWB for 2 option, there may be one or two owners and both must be natural persons. If there is one owner, the spouse must be sole beneficiary and eligible for spousal continuation of contract. If there are two owners, they must be spouses and eligible for spousal continuation of contract; the same two individuals must be the beneficiaries. For nonqualified plans, the minimum issue age is 65 for the owner and beneficiary and the base contract maximum issue age applies to this rider. For qualified plans, the minimum issue age is 65 for the owner and beneficiary and the maximum issue age is 80 for the owner and beneficiary.

Benefit Amount

    The Benefit Amount is the amount available for withdrawals or payments and is established for the sole purpose of determining the Withdrawal Limit, Benefit Payment and Benefit Payment Duration. It is not used in calculating the surrender value or other values or benefits.

    The Benefit Amount is calculated on the rider date. If the rider is not issued as a result of an Optional Reset, the Benefit Amount is equal to the Contract Value on the rider date multiplied by Benefit Amount Percentage. The Benefit Amount will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

    The Benefit Amount is recalculated after each subsequent premium payment. The new Benefit Amount is equal to the current Benefit Amount plus the Benefit Amount Percentage multiplied by the subsequent premium payment. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, the new Benefit Amount (calculated as a result of a subsequent premium payment) will never be greater than the Contract Value on the rider date plus total subsequent premium payments less total withdrawals made after the rider date, multiplied by the Benefit Amount Percentage.

    The Benefit Amount is recalculated after each withdrawal. If the Contract Value before the withdrawal is greater than or equal to the Benefit Amount before the withdrawal, the new Benefit Amount is equal to the Benefit Amount before the withdrawal less the amount of the withdrawal. If the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the new Benefit Amount is equal to the Contract Value after the withdrawal. The Benefit Amount may never be less than zero.

    Withdrawals taken to meet RMD requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

Withdrawal Limit

    The Withdrawal Limit is calculated on the rider date and is equal to the initial Benefit Amount multiplied by the Withdrawal Limit Percentage, currently 7% for GMWB 7 and 5% for GMWB 5, Lifetime GMWB and Lifetime GMWB for 2. The Withdrawal Limit will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

    If the sum of all withdrawals in any given rider does not exceed the Withdrawal Limit, no surrender charge will be deducted, even if such withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.

    Withdrawals taken to meet RMD requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

If your rider was issued before November 16, 2005 or in states where the rider has not been approved:

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to (A) multiplied by (B), added to (C), where:

(A)	=	Withdrawal Limit Percentage;
(B)	=	Benefit Amount Percentage multiplied by the premium payment; and
(C)	=	current Withdrawal Limit.

    The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero. If the Benefit Amount is reduced to zero, then the Withdrawal Limit is equal to zero.

If your rider was issued on or after November 16, 2005 in states where the rider has been approved:

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to the greater of the current Withdrawal Limit and the Withdrawal Limit Percentage multiplied by the Benefit Amount after the subsequent premium payment.

    The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero.

Optional Reset

    The purpose of an Optional Reset is to lock in a higher Benefit Amount, which may increase the Withdrawal Limit and lengthen the period of time over which withdrawals and payments can be taken. Locking in a higher Benefit Amount increases your total future guaranteed withdrawals or payments.

    If you have Lifetime GMWB or Lifetime GMWB for 2, you may elect an Optional Reset on the first rider anniversary or any subsequent rider anniversary where the Contract Value is greater than the Benefit Amount. If you have GMWB 5 or GMWB 7, you may elect an Optional Reset on the fifth rider anniversary or any rider anniversary thereafter where the Contract Value is greater than the Benefit Amount.

    If you elect the Optional Reset, we will terminate the existing rider and issue a new rider and you will pay the current fee in effect at the time of the Optional Reset. At that time, you will be given the opportunity to change to a different version of the GMWB as long as it is being offered for new business and you meet all of the issue age, ownership and beneficiary requirements. You must notify us within 30 days after the rider anniversary that you wish to elect the Optional Reset.

    As a result of an Optional Reset, we will set the Benefit Amount equal to the Contract Value on the date of the reset. In addition, we will set the Withdrawal Limit equal to the Withdrawal Limit Percentage (under the new rider) multiplied by the Benefit Amount. We will also reset the Benefit Amount Percentage and the GMWB Fee Percentage to the then current percentages we are offering for new issues of the rider on the date of the reset. The GMWB Fee Percentage will never exceed the maximum charge shown in the table of “Optional Benefit Fees.”

    We reserve the right to prohibit the Optional Reset if we no longer offer GMWB as an additional option on new issues of the contract.

Contract Value Reduced to Zero

    If the Contract Value is reduced to zero, you will begin receiving monthly payments one month following the date the Contract Value is reduced to zero as described below. Subsequent payments will be made on the same date each month as the first payment. Payments may not be commuted or accelerated. Once you begin receiving monthly payments you will be prohibited from making any further premium payments, withdrawals, transfers, surrenders, or commencing annuity payments under an Annuity Payment Option as described in the contract. In addition, you will be prohibited from electing the Optional Reset or any other optional riders previously available under your contract.

    The Benefit Payment is the amount of each monthly payment we will make to you after your Contract Value has been reduced to zero. The Benefit Payment is calculated on the date the Contract Value is reduced to zero. The Benefit Payment is equal to one twelfth of the Withdrawal Limit on the date the Contract Value is reduced to zero.

    The Benefit Payment Duration is the number of months it will take for us to return the Benefit Amount remaining on the date the Contract Value is reduced to zero. The Benefit Payment Duration is equal to (A) divided by (B), rounded to the next highest whole number, where:

A	=	the Benefit Amount on the date the Contract Value is reduced to zero; and
B	=	the amount of the Benefit Payment.

    The Benefit Payment Duration may be zero, if (A) above is equal to zero.

If your rider was issued before November 16, 2005 or in states where the rider has not been approved:

    You will receive monthly payments equal to the Benefit Payment for the Benefit Payment Duration. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly payments. Except to the extent required under Federal income tax laws, the total annual payments will not exceed the Withdrawal Limit on the date the Contract Value was reduced to zero. Monthly payments made under this rider shall be considered withdrawals from the contract under Federal income tax law, and shall be subject to the same requirements as any other withdrawal. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

If your rider was issued on or after November 16, 2005 in states where the rider has been approved:

We will set the Maturity Date equal to the date the Contract Value is reduced to zero.
If you have GMWB 5 or GMWB 7 and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.
If you have Lifetime GMWB and the original owner is alive, you will receive fixed annuity payments under the GMWB Life with Period Certain Payment Option described below.
If you have Lifetime GMWB and the original owner is not alive (but the beneficiary has elected to continue the contract under spousal continuation) and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.
If you have Lifetime GMWB for 2, you will receive fixed annuity payments under the GMWB Joint Life with Period Certain Payment Option described below.

GMWB Annuity Payment Options

    This section describes the GMWB Annuity Payment Options available if your rider was issued on or after November 16, 2005 in states where the rider has been approved.

    GMWB Specified Period Certain Payment Option: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. Upon the death of the last surviving owner (or Annuitant, if the owner is a non-natural person), annuity payments, if any remain, will continue to the beneficiary. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly fixed annuity payments under this option.

    GMWB Life with Period Certain Payment Option: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the death of the original owner, subject to proof of survivorship. Upon the death of the owner, annuity payments, if any remain, will continue to the beneficiary.

    GMWB Joint Life with Period Certain Payment Option: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the later of the death of the original owner and the beneficiary, subject to proof of survivorship. Upon the death of the owner and beneficiary, annuity payments, if any remain, will continue to the beneficiary.

Benefit Termination

    This benefit will terminate without value on the occurrence of any of the following events:

the change of ownership of the contract for any reason; or
the commencement of annuity payments under an Annuity Payment Option as described in the contract; or
termination of the contract to which this benefit is attached; or
the election of the Optional Reset, if available; or
the surrender of the contract; or
the death of the owner (or Annuitant, if the owner is a non-natural person) unless the contract is continued by a surviving spouse; or
any portion of the Contract Value is no longer invested in accordance with the requirements of an asset allocation program; or
if you have GMWB 5 or GMWB 7, when the Contract Value and Benefit Amount have been reduced to zero; or
if you have Lifetime GMWB, when the Contract Value and Benefit Amount have been reduced to zero and upon death of the original owner; or
if you have Lifetime GMWB for 2, when the Contract Value and Benefit Amount have been reduced to zero and upon the later of the death of the original owner and the beneficiary.

Phoenix Flexible Withdrawal ProtectorSM:
A Guaranteed Minimum Withdrawal Benefit

Summary of Benefit

    Beginning November 17, 2008, you may purchase the Phoenix Flexible Withdrawal Protector rider for an additional charge at the time you purchase your contract or after your contract is issued. This rider, subject to its terms, guarantees a minimum amount in payments or withdrawals from the contract. You may also select the optional Extended Care Enhancement with the rider, for an additional charge (Extended Care Enhancement is not available with New York contracts). You must elect the Extended Care Enhancement, a feature only available for election when the contract is first issued, to be included as part of the rider at the time you purchase the rider. When you elect the Phoenix Flexible Withdrawal Protector, the GMWB component is automatically included. You may only purchase one Optional Benefit with the contract. For New York contracts, the Phoenix Flexible Withdrawal Protector rider is only available if the youngest Covered Person has attained age 50 for the single life option and age 55 for the spousal life option. As with the other guaranteed minimum withdrawal benefits (GMWBs) that have been offered with this contract, once you reach the date on which you can access the benefit according to the rider’s terms, Phoenix Flexible Withdrawal Protector guarantees a minimum amount in payments or withdrawals from the contract provided you remain within certain restrictions and limitations which are described below. Phoenix Flexible Withdrawal Protector provides a lifetime benefit for the lifetime of one person if the single life option is elected, or for the lifetime of two spouses if the spousal life option is elected. You should know that the rider does not provide access to the benefit prior to the date the youngest Covered Person reaches a particular age, which is currently age 60 for the single life option and the younger spouse’s age 65 for the spousal life option. We call the date on which this occurs the Benefit Eligibility Date. See “Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector” below for the definition of “Covered Person” and other important terms. However, prior to the Benefit Eligibility Date, the value of the benefit can increase as a result of increases to the Benefit Base. See “Events and features causing recalculation of the Benefit Base” below for details. We call the annual amount of the rider’s lifetime benefit, the Annual Benefit Amount. As noted below, the Annual Benefit Amount represents two distinct values depending on whether or not your Contract Value is greater than zero. We calculate the Annual Benefit Amount on the later of the date you make the first withdrawal and the Benefit Eligibility Date. On the date it is calculated, the Annual Benefit Amount equals a percentage we call the Annual Benefit Percentage, multiplied by a value we call the Benefit Base. The Annual Benefit Percentage is shown on your rider specifications page and is based on the attained age of the youngest Covered Person on the date of the first withdrawal from the contract. If you take a withdrawal before the Benefit Eligibility Date, the Annual Benefit Percentage will be zero and then will be permanently set according to the youngest Covered Person’s attained age on the Benefit Eligibility Date. The Benefit Base is a value we calculate as described below for determining the Annual Benefit Amount. Certain transactions and events under the contract can increase or decrease the Benefit Base. In turn, these transactions and events can increase or decrease the Annual Benefit Amount thereby affecting the amount you receive in payments or withdrawals under the benefit. We further define these terms, and describe the calculation of these values, and how various contract transactions and events affect these values below.

Annual Benefit Amount when Contract Value is greater than zero: Guaranteed Withdrawals

    Provided that no withdrawals have been made from the contract prior to the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option and 65th birthday for the spousal life option), Phoenix Flexible Withdrawal Protector then guarantees a minimum amount of withdrawals you can take from the contract each year after the Benefit Eligibility Date. This amount is the Annual Benefit Amount. The Annual Benefit Amount is not available for guaranteed withdrawals prior to the Benefit Eligibility Date. The rider does not prevent you from taking withdrawals from the contract at any time; however, taking withdrawals prior to the Benefit Eligibility Date may significantly reduce or eliminate the value of the rider benefit. Please see the chart of “Special Risks Associated with Withdrawals” at the end of this section for details.

    If you have taken withdrawals from the contract prior to the Benefit Eligibility Date, the Benefit Base will be reduced by the withdrawal in the same proportion as the Contract Value is reduced by the withdrawal. See “Taking Withdrawals”.

    So long as your remaining Benefit Base is greater than zero when you reach the Benefit Eligibility Date, we will then calculate the Annual Benefit Amount that becomes available to you at that time. The Annual Benefit Amount will be equal to the Annual Benefit Percentage multiplied by the Benefit Base on that date. However, if you take withdrawals before the Benefit Eligibility Date and these withdrawals cause both your Contract Value and Benefit Base to become zero, your rider will terminate without value. Since this is a lifetime benefit, postponing withdrawals too long may limit the value of this rider because your remaining life expectancy shortens as you age. You should carefully consider your plans for taking withdrawals from the contract in considering whether this benefit is appropriate for your goals.

    After the Benefit Eligibility Date, withdrawals reduce the future value of this benefit if they exceed the Annual Benefit Amount. We will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount. This reduction affects the amount available for future guaranteed withdrawals while the Contract Value is greater than zero and for guaranteed payments when the Contract Value is zero. Please see the chart of “Special Risks Associated with Withdrawals” at the end of this section for details. Additionally, withdrawals that exceed the contract’s free withdrawal amount are subject to any surrender charges imposed under the contract.

Annual Benefit Amount when Contract Value is zero: Guaranteed Payments

    If your Contract Value goes to zero on or after the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option and 65th birthday for the spousal life option), and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate but we will pay you the Annual Benefit Amount each year until the first death of a Covered Person under the single life option or until the death of the surviving spouse under the spousal life option. The Annual Benefit Amount is not available for guaranteed payments until the Benefit Eligibility Date.

Asset Allocation or Strategic Program Requirement

    If you purchase Phoenix Flexible Withdrawal Protector, you must select one of the approved asset allocation programs when allocating your premium payments and Contract Value. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program to another approved program the Company may make available; however, the fee for the rider may vary depending on the program or option you choose and the fee may increase under certain circumstances. See the table of “Optional Benefit Fees” and “Important Information on Current Fees for Optional Benefit Riders” for details. We reserve the right to restrict availability of investment options and programs.

    Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling out of programs altogether will cause the rider to terminate without value. You may request to later re-enroll in a program however, re-enrollment will not reinstate the rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available by working with your registered representative to make an appropriate selection and returning the form we require to the Annuity Operations Division. Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.

Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector

    If you purchased your rider at the time you purchased your contract the rider date is the same as the contract date and rider years are measured the same as contract years. If you purchased your rider after your contract was issued, your rider date is the contract anniversary immediately following the date you elect the rider and your rider years are measured from your rider date.

    “Annual Benefit Percentage” is a percentage we use to determine the Annual Benefit Amount. The percentage varies by age as shown below and is established on the date you make the first withdrawal from the contract. If your first withdrawal is prior to the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option or 65th birthday for the spousal life option) this percentage is reset according to the youngest Covered Person’s attained age on the Benefit Eligibility Date.

Single Life Attained Age	Annual Benefit Percentage	Spousal Life Attained Age	Annual Benefit Percentage
<60	0%	<65	0%
60-74	4%	65-74	4%
75-84	5%	75-84	5%
85+	6%	85+	6%

    For contracts issued prior to March 9, 2009, see your rider specifications page for the applicable table of Annual Benefit Percentages.

    “Benefit Eligibility Date” is the date the benefit provided by the rider is first available to you.

  For the single life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person, as defined below, attains age 60.
  For the spousal life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person attains age 65. For the spousal life option, if either spouse dies prior to the Benefit Eligibility Date, we will reset the Benefit Eligibility Date to the later of the date of the first spousal death, and the date the surviving spouse attains age 65.

    “Covered Person(s)” means the person(s) whose life is used to determine the duration of the lifetime Annual Benefit Amount payments. A Covered Person must be a natural person.

  For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become the Covered Persons.
  Generally, for the spousal life option, Covered Persons must be two legal spouses under federal law to receive any economic benefit from the election of this option (see Definition of “Spouse” under Optional Benefits for more information). If there is one natural person owner, the owner and the owner’s spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other’s beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

Benefit Base

    The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. As noted above, while the Contract Value is greater than zero, so long as you have reached the Benefit Eligibility Date, the Annual Benefit Amount is the amount available for withdrawals. When the Contract Value goes to zero, so long as you have reached the Benefit Eligibility Date, the Annual Benefit Amount is the amount we will pay to you each year.

    Assuming the Phoenix Flexible Withdrawal Protector rider was issued on the date the contract was issued, the Benefit Base on that date equals the initial premium payment. If your rider is issued after the contract issue date, your Benefit Base equals the Contract Value on the date the rider is issued. Thereafter, the Benefit Base is re-calculated whenever certain triggering events occur. At any time while the rider is in effect, we will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount, which, prior to the Benefit Eligibility Date, is zero. Generally speaking, assuming no withdrawals have been taken, the Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. Additionally, except for contracts issued in the state of New York, the Benefit Base may be increased at a particular rider anniversary following the end of the roll-up period by an aspect of the roll-up feature we call the Benefit Base Multiplier. We describe events and features causing recalculation of the Benefit Base below. Under no circumstances will the Benefit Base ever exceed a maximum amount. This maximum amount is the sum of the Maximum Benefit Base Percentage, currently 500%, multiplied by the initial premium (or if applicable, Contract Value) plus the Maximum Benefit Base Percentage multiplied by the sum of subsequent premiums in the first rider year, plus 100% of other subsequent premiums.

     Sample calculation of the Maximum Benefit Base

    Assume that the initial premium (or if applicable, Contract Value) on the rider date was $100,000 and that the Maximum Benefit Base Percentage was 500%. On the rider date, your Maximum Benefit Base is $500,000 (500% times $100,000).

    Now assume that you make an additional premium payment of $20,000 during the first rider year. Your Maximum Benefit Base would be increased to $600,000 [500,000 + (500% times $20,000)].

    Then assume that you make another premium payment of $15,000, but that this premium payment was made in the third rider year. Your Maximum Benefit Base would be increased to $615,000 [$600,000 + (100% times $15,000)].

Events and features causing recalculation of the Benefit Base

Premium Payments Received After the Rider DateIf we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Benefit Base. The Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. However, if you then take withdrawals from the contract in excess of your Annual Benefit Amount, we will reduce the Benefit Base as described in “Taking Withdrawals” below.

    If any withdrawal has been made from the contract on or prior to our receipt of an additional premium, we will not increase the Benefit Base as a result of premium payments made after such withdrawal.

Roll-up FeatureThe GMWB rider includes a roll-up feature. A roll-up feature allows for an increase, or “roll-up,” in the Benefit Base during a specified period of time, called the roll-up period. The roll-up feature is only available to you if no withdrawals have been taken from the contract. Currently, the roll-up period continues until the 10th rider anniversary following the later of the rider date and the last rider anniversary on which an automatic step-up, described below, occurs. In no event can the roll-up period extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 95 or the younger Covered Person’s age on the rider date plus 10 years. The increase in Benefit Base resulting from a roll-up is based upon a comparison of different values on each rider anniversary, as specified below. For calculation of the increase in Benefit Base provided by the roll-up feature, “subsequent premium payments” means premium payments received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the Benefit Base after the most recent prior automatic step-up or, for the roll-up at the end of the first rider year or if there have been no prior automatic step-ups, the Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%, except for contracts issued in New York (For riders issued prior to March 9, 2009, the roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up amount at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by 6.5%).

    For New York contracts, the current percentage used to calculate the roll-up amount (“Roll-Up Percentage”) is determined in accordance with the following table:

Single Life Attained Age	Roll-Up Percentage	Spousal Life Attained Age	Roll-Up Percentage
50-51	4.0%	55-56	4.0%
52-53	4.5%	57-58	4.5%

Single Life Attained Age	Roll-Up Percentage	Spousal Life Attained Age	Roll-Up Percentage
54	5.0%	59-60	5.0%
55-56	5.5%	61	5.5%
57	6.0%	62	6.0%
58+	6.5%	63+	6.5%

    In addition, for New York contracts, the Roll-Up Percentage will be initially set on the rider date based on the youngest Covered Person’s attained age on the rider date. Then, if an Automatic Step-Up occurs and there have been no withdrawals from the contract, the Roll-Up Percentage, for the following rider year, will be re-set based on the attained age of the youngest Covered Person on the date of the Automatic Step-Up.

    Except for New York contracts, if you have not taken withdrawals from the contract and therefore are eligible for the roll-up feature of the rider, we will consider an additional value in recalculating the Benefit Base on the rider anniversary at or following the end of the roll-up period on which the youngest Covered Person has attained age 70. This additional value applies the Benefit Base Multiplier, currently 200%, to the sum of the Benefit Base on the rider date plus subsequent premium received in the first rider year. The recalculation of the Benefit Base under the various situations that can exist at the end of the roll-up period is described below.

Rider Anniversaries During the Roll-up PeriodOn each rider anniversary during the roll-up period, if no withdrawals have been made, the Benefit Base will be re-calculated on that rider anniversary. The re-calculated Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:

  the Contract Value then in effect, (after all fees have been deducted, and provided the automatic step-up feature has not been suspended);
  the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Example 1—Basic application of a roll-up amount.

    Assume that you have reached your first rider anniversary and have not made any withdrawals. Assume further that your Benefit Base on your rider’s effective date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $105,000
  Sum of (i) and (ii) = $106,500
(i)	Benefit Base on prior rider anniversary = $100,000
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%

    Your Benefit Base will be $106,500.

Example 2—Application of the roll-up amount when there is a prior automatic step-up.

    Assume that you have reached the second rider anniversary and have not made any withdrawals. Assume further that your Benefit Base as of the last rider anniversary was $108,000 due to an automatic step-up, your Contract Value is $110,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $110,000
  Sum of (i) and (ii) = $115,020
(i)	Benefit Base on prior rider anniversary = $108,000
(ii)	The Roll-Up Amount of $7,020, which equals the Benefit Base on the rider anniversary of the last automatic step-up ($108,000) times 6.5%

    Your Benefit Base will be $115,020.

Example 3—Application of the roll-up amount when several rider years have elapsed with no prior automatic step-up.

    Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000. Assume that you have reached the fourth rider anniversary without making any withdrawals and without having an automatic step-up. The Benefit Bases are increased by the Roll-Up Amounts at the end of each of the first 3 rider years and equal:

    Year 1: $106,500 = $100,000 + $6,500

    Year 2: $113,000 = $106,500 + $6,500

    Year 3: $119,500 = $113,000 + $6,500

    The above Roll-Up Amounts are each equal to 6.5% of the Benefit Base at the end of the first rider year.

    Assume that, on the 4th rider anniversary, your Contract Value is $115,000 and you have not made any subsequent premium payments.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $115,000
  Sum of (i) and (ii) = $126,000
(i)	Benefit Base on prior rider anniversary = $119,500
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.

    Your Benefit Base will be $126,000.

Example 4—Impact of a Subsequent Premium Payment on the Benefit Base.

    Assume the Benefit Base on your rider’s effective date was $100,000. Assume there is no automatic step-up at the end of the first rider year and you have not taken any withdrawals. The Benefit Base at the end of the 1st rider year is increased by the Roll-Up Amount and equals $106,500 = $100,000 + $6,500.

    Assume that 3 months into the 2nd rider year you make a Subsequent Premium Payment of $50,000. The Benefit Base is increased to $156,500 ($106,500 + $50,000) due to the premium payment.

    Assume that, on the 2nd rider anniversary, your Contract Value is $140,000.

    Your Benefit Base will be recalculated on your 2nd rider anniversary to be the greatest of the following:

  Contract Value = $140,000
  Benefit Base in Effect = $156,500
  Sum of (i), (ii), and (ii) = $163,000
(i)	Benefit Base on prior rider anniversary = $106,500
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.
(iii)	Subsequent Premium Payments during the recently completed rider year = $50,000

    Your Benefit Base will be $163,000.

The Rider Anniversary Following the End of the Roll-Up PeriodIf the roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the Benefit Base on the rider anniversary following the end of the roll-up period. The Benefit Base Multiplier is not available for contracts issued in New York. As a result, for New York contracts, on the rider anniversary following the end of the roll-up period, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:

  the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
  the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary, and (ii) the roll-up amount for the prior rider year, if any.

    For contracts other than New York contracts, when we recalculate the Benefit Base on the rider anniversary following the end of the roll-up period, the amount of the recalculated Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then we will recalculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated Benefit Base is determined as described below.

1.	Assuming the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the latter of the two values described below:
  the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
  the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

    Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000 and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has not yet attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended. Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $105,000
  Sum of (i) and (ii) = $165,000

(i) Benefit Base on prior rider anniversary = $158,500

(ii) Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

    Your Benefit Base will be $165,000.

2.	For contracts other than those issued in New York, assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:
  the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
  the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date, and (ii) all subsequent premium payments received during the first rider year;
  the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

    Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

  Contract Value = $105,000
  200% x Sum of (i) and (ii) = $200,000
  Sum of (i) and (ii) = $165,000
(i)	Benefit Base on prior rider anniversary = $158,500
(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

    Your Benefit Base will be $200,000.

For contracts other than New York contracts-Rider Anniversary Next Following Youngest Covered Person’s 70th Birthday Occurring after the Rider Anniversary Immediately Following the End of the Roll-Up Period

    For contracts other than those issued in New York, assuming no withdrawals have been taken and the youngest Covered Person attained age 70 after the rider anniversary immediately following the end of the roll-up-period, then, on the next rider anniversary following the date the youngest Covered Person attains age 70, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

  the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature has not been suspended);
  the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary;
  the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date and (ii) all subsequent premium payments received during the first rider year.

    Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you reached the rider anniversary following the end of the roll-up period several years ago, but still have not made any withdrawals from the contract. However, the youngest Covered Person celebrated his 70th birthday during the prior rider year. Assume further, your Benefit Base on the prior rider anniversary was $180,000, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

  Contract Value = $105,000
  Benefit Base on prior rider anniversary = $180,000
  200% x Sum of (i) and (ii) = $200,000
(i)	Benefit Base on the rider date = $100,000
(ii)	Subsequent premium payments = $0

    Your Benefit Base will be $200,000.

Each Rider Anniversary After the Earlier of the First Withdrawal and the Rider Anniversary Following the End of the Roll-Up Period (except Rider Anniversary next following youngest Covered Person’s 70th birthday occurring after the Rider Anniversary immediately following the end of the Roll-Up Period)

    On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the roll-up period, we will re-calculate the Benefit Base. The Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended, in which case it will be set to the second of the two values described below:

  the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature, described below, has not been suspended); and
  the Benefit Base on the prior rider anniversary adjusted for any withdrawals taken since the prior rider anniversary plus, if no withdrawals have been made, any premium payments made since the prior rider anniversary.

    Assume that you made a withdrawal from the contract. Assume further, your Benefit Base on prior rider anniversary was $106,500, your Contract Value is $110,000 and the automatic step-up has not been suspended.

    Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $110,000
  Benefit Base on prior rider anniversary = $106,500

    Your Benefit Base will be $110,000.

Automatic Step-Up FeatureThe Phoenix Flexible Withdrawal Protector rider includes an automatic step-up feature. Like the roll-up feature, the automatic step-up feature allows for an increase in the Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the Benefit Base then in effect; that is, the Benefit Base on the prior rider anniversary and, if no withdrawals have been taken, any premium payments made since the prior rider anniversary and reduced by withdrawals as described in “Taking Withdrawals”. If the Contract Value, after deduction of all fees, is greater than such Benefit Base, we will automatically increase, or “step-up” the Benefit Base to equal the Contract Value. Any step-up occurs after any roll-up as described above. You should know the fee percentage for the rider may be increased if we step-up the Benefit Base. If you do not decline the automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. You can decline the step up and any associated fee increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the automatic step-up will not occur and the automatic step-up feature will be suspended immediately. If you decline an automatic step-up in the Benefit Base, we will continue to calculate any roll-ups as described above. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic step-up option by contacting us at the phone number or address provided on the first page of the prospectus.

Taking WithdrawalsThe following section describes how taking withdrawals may impact the Benefit Base. Prior to the Benefit Eligibility Date, all withdrawals are considered excess withdrawals. Withdrawals will reduce the Benefit Base by the same proportion as Contract Value is reduced by the withdrawal. If the Benefit Base is greater than the Contract Value at the time of the withdrawal, the withdrawal will reduce the Benefit Base by more than the withdrawal amount as shown in the example below. Then, on the Benefit Eligibility Date, which is generally the date the youngest Covered Person attains age 60, if the single life option is in effect or the date the younger spouse attains age 65, if the spousal life option is in effect, we will calculate the Annual Benefit Amount using the reduced Benefit Base.

     Assume the Contract Value is $50,000 and the Benefit Base is $75,000. A withdrawal of $5,000 is made prior to the Benefit Eligibility Date. The Contract Value is reduced by 10% ($5,000/$50,000) as a result of the withdrawal. Therefore, the Benefit Base is reduced by 10% or $7,500. The new Benefit Base is $75,000—$7,500 = $67,500.

    After you reach the Benefit Eligibility Date, whether withdrawals will reduce the Benefit Base depends on whether cumulative withdrawals in any rider year exceed the Annual Benefit Amount as described below. The Annual Benefit Amount is not available to you for withdrawals or payments unless you have reached the Benefit Eligibility Date.

  If cumulative withdrawals in any rider year after the Benefit Eligibility Date do not exceed the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.
  If a withdrawal causes the cumulative withdrawals in any rider year after the Benefit Eligibility Date to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal. This reduction in the Benefit Base reduces the amount of future permitted withdrawals and may also reduce any amount available for guaranteed payments if the Contract Value goes to zero.
  You should know that, currently, withdrawals taken after the Benefit Eligibility Date to meet RMD requirements as defined by the Internal Revenue Code are not considered to exceed the Annual Benefit Amount and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

    For IRA and qualified plan contracts, cumulative withdrawals in a rider year after the Benefit Eligibility Date will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

(a)	=	the current Annual Benefit Amount;
(b)	=	the RMD for the 1st calendar year during the rider year; and
(c)	=	the RMD for the 2nd calendar year during the same rider year.

    Sample calculations showing the effect of a withdrawal that is equal to the Annual Benefit Amount and then a withdrawal that is more than the Annual Benefit Amount.

    Assume that your Contract Value is $100,000 and your Benefit Base is $120,000. Assume you are making your first withdrawal and that you have already reached the Benefit Eligibility Date.

    Since this is your first withdrawal (and it is occurring after the Benefit Eligibility Date), the Annual Benefit Percentage is determined by the youngest Covered Person’s attained age on the date of first withdrawal. Assume this Annual Benefit Percentage is 5%. The Annual Benefit Amount therefore is $6,000, which is 5% multiplied by the Benefit Base (5% times $120,000). Now assume that the withdrawal amount is $6,000. Since your cumulative withdrawals during the rider year have not exceeded the Annual Benefit Amount, the amount withdrawn is not considered to be an excess withdrawal and there is no adjustment to your Benefit Base. So your Contract Value will decrease to $94,000 as a result of your withdrawal, but your Benefit Base will remain at $120,000.

    Assume that later that rider year, you withdraw an additional $10,000 and that the Contract Value prior to the withdrawal was $96,000. Your Contract Value would reduce to $86,000 as a result of the second withdrawal. Your cumulative withdrawals for the year are now $16,000, which exceeds your Annual Benefit Amount by $10,000. The excess withdrawal reduced your Contract Value by 10.42% ($10,000 divided by $96,000), and accordingly, your Benefit Base is reduced by 10.42%, from $120,000 to $107,500. Your Annual Benefit Amount would be recalculated as 5% of $107,500 or $5,375

    You should know that withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet RMD requirements that do not exceed the Annual Benefit Amount are considered to be within the contract’s free withdrawal amount. However, withdrawals above the Annual Benefit Amount, not including withdrawals taken to meet RMD requirements, are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

Extended Care Enhancement—This feature is not available after the contract issue date and is not available for contracts issued in New York.

    The Extended Care Enhancement is an optional feature available with the Phoenix Flexible Withdrawal Protector rider that allows for an increase in the Annual Benefit Amount when the Covered Person is confined to a nursing home, and meets the conditions specified below. As with other benefits provided by the rider, this benefit is available only on and after the Benefit Eligibility Date. This feature is subject to state availability.

Conditions

    We will increase the Annual Benefit Amount when the Covered Person has been confined to a nursing home as defined below for a least one day of the rider year, and has met the elimination period and waiting period requirements. This increase in the Annual Benefit Amount lasts for the same amount of time the Covered Person is confined and is calculated as described below. To meet the elimination period requirements, the Covered Person must have been confined to a nursing home for at least 180 consecutive days within the last 365 days. To meet the waiting period requirements, the Covered Person must not have been confined to a nursing home 12 months before the rider date and twelve months following the rider date. If you are confined to a nursing home during the waiting period, you will never be eligible for benefits under the Extended Care Enhancement.

  A nursing home is a facility that is licensed to operate pursuant to the laws and regulations of the state in which is it located as a nursing home to provide 24-hour convalescent and related nursing care services 7 days a week by an on-site registered nurse on a continuing inpatient basis for persons who are chronically ill or who otherwise require assistance in performing the basic activities of daily living. The facility must provide care prescribed by a physician and performed or supervised by a registered graduate nurse. In addition the facility must have a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician.
  A nursing home does not include a hospital (acute care), a rehabilitation hospital, an assisted living facility, a facility for the treatment of alcoholism, drug addiction, mental illness, or nervous disorders, a rest home (a home for the aged or a retirement home), a residential care facility, or any other facility which does not, as its primary function, provide assistance in performing the basic activities of daily living.

    No benefits under the Extended Care Enhancement feature will be provided if other similar benefits have been purchased through the Company, or any of its subsidiaries or affiliates.

    If the Extended Care Enhancement feature is in effect, and you have met the above conditions, we will determine the Annual Benefit Amount by multiplying the Benefit Base by a specified percentage, currently 200%, multiplied by the Annual Benefit Amount Percentage. When the Covered Person is no longer confined to a nursing home, we will reduce the Annual Benefit Amount to that which is ordinarily provided under the Phoenix Flexible Withdrawal Benefit.

Payment of the Annual Benefit Amount when the Contract Value is greater than zero

    The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. After you reach the Benefit Eligibility Date, you may take withdrawals equal to the Annual Benefit Amount each year the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments equal to a specified amount or can request payments according to your own schedule. See “Systematic Withdrawal Program” for additional details about how to use this program and the program’s restrictions.

Payment of the Annual Benefit Amount when the Contract Value is zero

    The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. If, when the Contract Value goes to zero, the Benefit Base is greater than zero, then, one month after the later of the date the Contract Value goes to zero and the Benefit Eligibility Date, we will begin to pay you equal monthly payments of an amount that will equal the Annual Benefit Amount divided by twelve. We will make these payments under the single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

Maximum Maturity Date Benefit

    If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See “The Annuity Period”.

Termination of Phoenix Flexible Withdrawal Benefit

    The rider will terminate without value on the date the first of any of the following events occur:

1.	any Covered Person is changed;
2.	annuity payments begin under an annuity payment option as described in the contract;
3.	the contract, to which the rider is attached, terminates;
4.	the owner elects to terminate the rider;
5.	any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;
6.	the Contract Value and Benefit Base are both reduced to zero;
7.	any Covered Person under the single life option, or the surviving Covered Person under the spousal life option dies; or
8.	you assign any rights or interest in the rider.

    Once the rider is terminated it cannot be reinstated and the pro rata portion of the rider fee will be deducted from the Contract Value on the date the rider terminates.

Special Risks Associated with Withdrawals

    The following chart demonstrates special risks that are associated with taking withdrawals when the Phoenix Flexible Withdrawal Protector is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered “permitted” or “excess” is described in the section “Taking Withdrawals”, in the description of the Benefit Base. Also, withdrawals taken prior to the Benefit Eligibility Date can negatively affect the value of the rider. See “Taking Withdrawals” in the description of the Benefit Base. When the Contract Value is reduced to zero, lifetime payments will begin and withdrawals are no longer allowed from the contract.

Scenario	No Withdrawals	Permitted Withdrawals	Excess Withdrawals
Automatic Contract Value reduction		X	X
Reduction to Benefit Base			X
Gives you the highest potential Annual Benefit Amount available under the rider[1]	X
Cancels your ability to have subsequent premium payments automatically increase the Benefit Base		X	X
Cancels your ability to “roll-up” and increase your Benefit Base		X	X
Reduces the likelihood of an automatic step-up2		X	X
Premium payments increase the Benefit Base	X
Potential to terminate the rider without value if reduces the Contract Value to zero			X
Permanently sets the Annual Benefit Percentage		X	X
Permanently sets the Annual Benefit Amount if the Contract Value is reduced to zero and the Benefit Base is greater than zero		X
Potential surrender charges			X
Potential premium taxes and/or federal income tax consequences		X	X
[1]	The potential Annual Benefit Amount is greatest if at the end of the roll-up period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.
[2]	In order to obtain an automatic step-up, your Contract Value must be greater than your Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.

Phoenix Retirement Protector:
A Flexible Combination Benefit

Summary of Benefit

    Beginning November 17, 2008, you may purchase the Phoenix Retirement Protector for an additional charge. This rider may be elected for an additional charge at the time you purchase your contract or after your contract is issued. You may only purchase one Optional Benefit with the contract. For New York contracts, the Phoenix Retirement Protector rider is only available if the youngest Covered Person has attained age 50 for the single life option and age 55 for the spousal life option.

    Phoenix Retirement Protector combines two different guarantees into one rider: (i) a guaranteed minimum accumulation benefit (“GMAB”), and (ii) a guaranteed minimum withdrawal benefit (“GMWB”). In addition, except for contracts issued in the state of New York, you may select an optional guaranteed minimum death benefit (“GMDB”) with the Phoenix Retirement Protector for an additional charge. When you elect the Phoenix Retirement Protector, the GMAB and GMWB components are automatically included. You must elect the GMDB component, a feature only available for election when the contract is first issued, to be included as part of the rider at the time you purchase the rider (not available for New York contracts). By purchasing this rider, you are able to obtain a GMAB and a GMWB through the same contract. This may be appropriate if, at the time you purchase your contract you want to be able to use the contract either for maximum accumulation or for maximum ability to provide payments; however, you should know that certain actions which have a positive impact on one component of the benefit may have a negative impact on another component of the benefit. As a result, you should carefully consider the impacts of various events and transactions on each benefit component.

    Additionally, some of the terms and features of the GMAB and GMWB components of this benefit are different from the individually offered GMAB and GMWB riders.

For example, the GMAB component offered under Phoenix Retirement Protector provides for a step-up of the GMAB Benefit Base and a new 10-year GMAB waiting period at the end of each GMAB waiting period; the stand-alone GMAB rider does not provide for a step-up and only provides the initial 10-year waiting period. You might want to consider the GMAB component offered under Phoenix Retirement Protector if you want the opportunity to lock-in market gains or if you have a longer investment horizon and could potentially benefit from multiple waiting periods. However, if you simply want a return of first-year premium at the end of the initial 10-year waiting period, then the individually offered GMAB may be more appropriate for you.
For example, the GMWB component offered under Phoenix Retirement Protector provides for a lifetime and a non-lifetime Annual Benefit Amount and allows you to choose between lifetime and non-lifetime payments when the Contract Value is reduced to zero; the stand-alone GMWB rider only provides a lifetime Annual Benefit Amount. You might want to consider the GMWB component offered under Phoenix Retirement Protector if you want the flexibility to guarantee lifetime income payments or income payments over a specified period of time or if you want the flexibility to defer the decision between lifetime and non-lifetime payments to the date the Contract Value is reduced to zero. However, if you know that you won’t have a need for non-lifetime income payments, then the individually offered GMWB may be more appropriate for you.
In addition, if, on the date your contract is issued, you don’t know what your future accumulation and/or income needs may be, Phoenix Retirement Protector may be appropriate for you because it provides a GMAB and GMWB through the same contract and allows you to defer the decision between accumulation and income. However, if, on the issue date, you know what your future accumulation or income needs will be (and you know you won’t have a need for both accumulation and income benefits), then the individually offered GMWB or GMAB may be more appropriate for you.
The fee is also different for the individually offered GMWB and GMAB riders as compared to Phoenix Retirement Protector.

    The basic benefits and risks of each component of Phoenix Retirement Protector are described below and the sections that follow provide more detailed descriptions of how the benefits are calculated.

The GMAB Component

    The GMAB component of Phoenix Retirement Protector guarantees a return of a specified percentage of premium after a waiting period regardless of the performance of the asset allocation program(s) in which your premiums and Contract Value have been invested. This feature may be important to you if you are interested in maximizing your Contract Value during the accumulation period. The GMAB does not in any way guarantee the performance of any of the investment choices under the contract. Due to the potential negative effects of withdrawals on this benefit, you should know that this benefit may have limited usefulness if the contract is subject to the IRS minimum distribution requirements. As a result, you should consult with your tax adviser before selecting a rider with a GMAB feature.

The GMWB Component

    The GMWB component guarantees a minimum amount in payments or withdrawals from the contract provided you remain within certain restrictions and limitations which are described below. When you elect this benefit you choose whether to take withdrawals and payments under the single life option, or the spousal life option. Once you make this election, you cannot change it. This choice affects the amount of benefit you may be entitled to receive at various ages and, once your Contract Value goes to zero, the life for which benefit payments will be made.

Contract Value is greater than zero: Guaranteed Withdrawals

    While the Contract Value is greater than zero, if you have met the GMWB’s terms and conditions, the GMWB component guarantees that you can make withdrawals from the contract each year up to the Non-Lifetime Annual Benefit Amount, or the Lifetime Annual Benefit Amount, as these terms are defined below. The Non-Lifetime Annual Benefit Amount becomes available for withdrawals on the rider date. The Lifetime Annual Benefit Amount is not available for withdrawals until the date the youngest Covered Person covered by the rider reaches a particular age, which is currently age 60 for the single life option and age 65 for the spousal life option. We call this date the GMWB Benefit Eligibility Date. The Non-Lifetime Annual Benefit Amount equals a percentage shown on your rider specifications page (currently 7%) and is multiplied by a value we call the “GMWB Benefit Base”. The Lifetime Annual Benefit Amount equals a percentage we call the “Lifetime Annual Benefit Percentage” multiplied by the GMWB Benefit Base or, if the first withdrawal occurs prior to the GMWB Benefit Eligibility Date, by the lesser of the GMWB Benefit Base and the Contract Value. The Lifetime Annual Benefit Percentage is based on the attained age of the youngest Covered Person on the date of the first withdrawal.

    Withdrawals from the contract affect the Non-Lifetime Annual Benefit Amount, the Lifetime Annual Benefit Amount, and the GMWB Benefit Base differently. We have provided a brief summary below. See the “Taking Withdrawals” sections in the description of the GMWB Component for a fuller discussion of the impact of withdrawals.

Certain types of withdrawals will not impact the Non-Lifetime Annual Benefit Amount or the Lifetime Annual Benefit Amount. Cumulative withdrawals in any rider year within the Non-Lifetime Benefit Amount taken before or after the GMWB Benefit Eligibility Date do not reduce the Non-Lifetime Annual Benefit Amount. Cumulative withdrawals in any rider year within the Lifetime Annual Benefit Amount, once you have reached the GMWB Benefit Eligibility Date, do not reduce the Lifetime Annual Benefit Amount.
Certain types of withdrawals will impact the Non-Lifetime Annual Benefit Amount or the Lifetime Annual Benefit Amount.
  Cumulative withdrawals in any rider year taken before or after the GMWB Benefit Eligibility Date in excess of the Non-Lifetime Annual Benefit Amount reduce the Non-Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the excess amount of the withdrawals.
  Withdrawals taken prior to the GMWB Benefit Eligibility Date affect the Lifetime Annual Benefit Amount in several ways. If you take a withdrawal from the Contract prior to the GMWB Eligibility Date we will permanently set the Lifetime Annual Benefit Percentage according to the youngest Covered Person’s attained age on the GMWB Benefit Eligibility Date. You may also reduce the Lifetime Annual Benefit Amount that becomes available to you on the GMWB Benefit Eligibility Date because we will use a different calculation to determine the Lifetime Annual Benefit

    Amount than we would have used had a withdrawal not been taken. Additionally, withdrawals taken prior to the GMWB Benefit Eligibility Date will reduce your GMWB Benefit Base and we will use the lesser of this reduced GMWB Benefit Base and the Contract Value in calculating the Lifetime Annual Benefit Amount on the GMWB Benefit Eligibility Date.

  Cumulative withdrawals in any rider year taken after the GMWB Benefit Eligibility Date in excess of the Lifetime Annual Benefit Amount reduce the Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the excess amount of the withdrawals.

    Regardless of when a withdrawal is taken, withdrawals reduce the GMWB Benefit Base either by the dollar amount of the withdrawal or by the same proportion as the Contract Value is reduced by the withdrawal. (See the “Taking Withdrawals” section in the description of the GMWB Component.)

    The GMWB Benefit Base, and ultimately the Non-Lifetime and Lifetime Annual Benefit Amounts, may be increased by premium payments and certain features of the GMWB. We have described how premium payments, features of the rider, and withdrawals affect the benefit in the section “GMWB Component” below.

    Like Phoenix Flexible Withdrawal Protector, an alternative GMWB available under this contract, this benefit does not prevent you from taking withdrawals from the contract at any time; however, taking withdrawals prior to the GMWB Benefit Eligibility Date or in excess of the Lifetime Annual Benefit Amount may significantly reduce or eliminate the value of the lifetime guarantees provided by the GMWB component of Phoenix Retirement Protector as described above and in the chart of “Special Risks Associated with Withdrawals” at the end of this section. You should know that withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals that do not exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, including withdrawals taken to meet RMDs, are considered to be within the contract’s free withdrawal amount and are not subject to surrender charges under the contract. However, withdrawals, including withdrawals taken to meet RMDs, that exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, as defined below and the contract’s free withdrawal amount are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

Contract Value is reduced to zero: Guaranteed Payments

    If your Contract Value goes to zero and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate, and you must choose between lifetime or non-lifetime payments. You should know that the GMWB component does not provide a lifetime benefit amount prior to the GMWB Benefit Eligibility Date. If both the lifetime and non-lifetime options are available to you and you choose lifetime payments, we will pay you the Lifetime Annual Benefit Amount each year until the first death of a Covered Person under the single life option or until the death of the surviving spouse under the spousal life option. If you choose non-lifetime payments, we will pay you the Non-Lifetime Annual Benefit Amount until the GMWB Benefit Base is reduced to zero.

GMDB Component—Feature not available after contract issue date and not available for New York contracts

    As noted above, the Phoenix Retirement Protector offers a guaranteed minimum death benefit (GMDB) component which you can elect for an additional fee. The benefit provides a higher GMDB than is provided under the contract so long as the GMDB Benefit Base under the rider exceeds the GMDB under the contract. You may wish to consider this benefit if your goal is to provide a higher death benefit.

Asset Allocation or Strategic Program Requirement

    If you purchase Phoenix Retirement Protector, you must select one of the approved asset allocation programs when allocating your premium payments and Contract Value. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program to another approved program the Company may make available; however, the fee for the rider may vary depending on the program or option you choose. See the table of “Optional Benefit Fees” for details. We reserve the right to restrict availability of investment options.

    Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling out of programs altogether will cause the rider to terminate without value. You may request to later re-enroll in a program however re-enrollment will not reinstate the Phoenix Retirement Protector rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available by working with your registered representative to make an appropriate selection and returning the form we require to the Annuity Operations Division. Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.

Important Terms and Conditions related to Phoenix Retirement Protector

    If you purchased your rider at the time you purchased your contract the rider date is the same as the contract date and rider years are measured the same as contract years. If you purchased your rider after your contract was issued, your rider date is the contract anniversary immediately following the date you elect the rider and your rider years are measured from your rider date.

(i) Guaranteed Minimum Accumulation Benefit (“GMAB”) Component

    The GMAB component of the rider guarantees a return of a specified percentage of premiums after each GMAB Waiting Period. A GMAB Waiting Period represents the period of time that must elapse before you qualify for benefits under the GMAB component of the rider. Currently, the GMAB Waiting Period is 10 years, measured from the rider date. The amount of the benefit available after the waiting period depends on the relationship of the Contract Value to a value we call the “GMAB Benefit Base”, which is described below. After the initial GMAB Waiting Period, we will automatically compare the GMAB Benefit Base to the Contract Value after all fees have been deducted. If the GMAB Benefit Base is greater than the Contract Value after all fees have been deducted, we will add an additional amount to your Contract Value and therefore your new Contract Value will equal the GMAB Benefit Base. Whenever such addition occurs, a new GMAB Waiting Period begins. In addition, you may elect to increase, or “step-up” the GMAB Benefit Base as specified below. A new GMAB Waiting Period also begins when you step-up the GMAB Benefit Base. Each new GMAB Waiting Period supersedes any GMAB Waiting Period already in progress and delays the time when we will determine if an additional amount will be added to the Contract Value.

GMAB Benefit Base

    As noted above, we compare the Contract Value to the GMAB Benefit Base to determine if an additional amount will be added to the Contract Value at the end of each GMAB Waiting Period. Assuming the rider was issued on the date the contract was issued, the GMAB Benefit Base is equal to the initial premium payment. If your rider is issued after the contract issue date, your GMAB Benefit Base equals the Contract Value on the date the rider is issued. Thereafter, the GMAB Benefit Base is re-calculated whenever certain triggering events occur. Generally speaking, the GMAB Benefit Base will be increased by a percentage of subsequent premium payments, and may be increased by the elective step up feature. Under no circumstances will the GMAB Benefit Base ever exceed a maximum amount equal to 500% of subsequent premiums in the first rider year, plus 100% of other subsequent premiums. The GMAB Benefit Base will be set equal to zero on the date the Contract Value is reduced to zero.

Events and features causing recalculation of the GMAB Benefit Base

Premium Payments Received After the Rider DateThe GMAB Benefit Base will be increased by 100% of any premium payment received after the rider date and within the first rider year in each GMAB Waiting Period. Premiums received following the first rider anniversary within each GMAB Waiting Period do not increase the GMAB Benefit Base.

     Sample calculation showing the effect of subsequent premium payments on GMAB Benefit Base

    Assume the rider date is June 12, 2009 and that your initial premium (or if applicable, Contract Value) payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.

    Assume that you make an additional premium payment of $10,000 on August 24, 2009. Since this premium payment was made in the first year during the GMAB Waiting Period, 100% of the premium payment is added to the GMAB Benefit Base. Thus the GMAB Benefit Base is increased to $110,000.

    Assume that you make another premium payment of $10,000 on April 5, 2012. Also assume that you have not made an elective GMAB Step-Up since the rider date. Since this premium payment was made in the third year during the GMAB Waiting Period, the GMAB Benefit Base is not increased.

Elective GMAB Step-UpYou may elect to increase, or “step up” the GMAB Benefit Base each rider year when the Contract Value is greater than the GMAB Benefit Base. To elect to step up the GMAB Benefit Base, you must notify us of this election at least 7 days before the end of the rider year. Then we will increase the GMAB Benefit Base to equal the Contract Value on the rider anniversary and a new GMAB Waiting Period will begin. If the GMWB automatic step-up has been suspended (see “Automatic Step-Up Feature” under Guaranteed Minimum Withdrawal Benefit Component below), you may not elect the GMAB step-up until you have reactivated the GMWB automatic step-up.

    Sample calculation showing the effect of the elective GMAB Step-Up

    Assume the rider date is June 12, 2009 and that your initial premium (or if applicable, Contract Value) payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.

    Assume that as you approach your June 12, 2015 rider anniversary, you wish to make an elective GMAB Step-Up because your Contract Value has increased since the rider date. Assume that you provide notice more than seven days prior to this anniversary of your request to step up and that you have not opted out of the GMWB step-ups.

    Assume that on June 12, 2015 that Contract Value is $170,000. Since you have elected a GMAB step-up, your GMAB Benefit Base is increased to $170,000 and you begin a new GMAB Waiting Period.

    Assume that you make an additional premium payment of $10,000 on August 24, 2015. Since this premium payment was made in the first rider year of the current GMAB Waiting Period, the GMAB Benefit Base is increased by the amount of the premium payment. Thus the GMAB Benefit Base is increased to $180,000

First Day Following the End of Each GMAB Waiting PeriodOn the first day following the end of each GMAB Waiting Period, if the GMAB Benefit Base is less than the Contract Value, the GMAB Benefit Base will be set equal to the Contract Value, after all fees have been deducted.

Withdrawals from the ContractOn the date of any withdrawal from the contract, the GMAB Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal.

    Sample calculation showing the effect of withdrawals on the GMAB Benefit Base

    Assume the rider date is June 12, 2009 and that your initial premium (or if applicable, Contract Value) payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.

    Assume you make a withdrawal of $14,000 on September 7, 2015 and that your Contract Value on that date was $140,000. In this case, the reduction in Contract Value is 10% ($14,000 divided by $140,000), and accordingly, your GMAB Benefit Base is reduced by 10% to $90,000 ($100,000* 10% = $10,000 and $100,000—$10,000 = $90,000).

Important Considerations Regarding These Events

    If your intention is to obtain the benefit provided by the GMAB component at the earliest possible date, you need to complete the initial GMAB Waiting Period, currently ten years. This means that: (1) your initial premium (or if applicable, Contract Value) plus subsequent premium payments made in the first rider year is the amount that you wish to guarantee; and (2) you should not make subsequent premium payments after the first rider year or elect to step up your GMAB Benefit Base in the first ten rider years. You should also understand that although making additional premium payments after the first rider year may reduce the benefit that could be paid at the end of the initial GMAB waiting period, they have the potential to increase the GMAB Benefit Base (elective GMAB Step-Up) and the GMWB Benefit Base. You should work with your registered representative to determine what decision best suits your financial needs.

(ii) Guaranteed Minimum Withdrawal Benefit (“GMWB”) Component

    The GMWB component of this rider provides for a lifetime and non-lifetime guaranteed minimum withdrawal benefit. On the rider date, you must choose between the single life option and the spousal life option and you cannot change your election. On the date the Contract Value is reduced to zero, you must choose between lifetime and non-lifetime payments.

    The following terms are important to an understanding of this component.

    “Annual Benefit Percentage” is a percentage we use to determine the Annual Benefit Amount. The Non-Lifetime Annual Benefit Percentage is shown on your rider specifications page and is currently 7%. For the Lifetime Annual Benefit Percentage, the percentage varies by age as shown below and is established on the date you make the first withdrawal from the contract. If your first withdrawal is prior to the GMWB Benefit Eligibility Date (youngest Covered Person’s 60th birthday for the single life option or 65th birthday for the spousal life option), this percentage is permanently set to 4% on the GMWB Benefit Eligibility Date.

Single Life Attained Age	Lifetime Annual Benefit Percentage	Spousal Life Attained Age	Lifetime Annual Benefit Percentage
<60	0%	<65	0%
60-74	4%	65-74	4%
75-84	5%	75-84	5%
85+	6%	85+	6%

    For contracts issued prior to March 9, 2009, see your rider specifications page for the applicable table of Annual Benefit Percentages.

    “Covered Person(s)” means the person(s) whose life is used to determine the duration of lifetime payments. A Covered Person must be a natural person

    For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become the Covered Persons.

    Generally, for the spousal life option, Covered Persons must be two legal spouses under federal law to receive any economic benefit from the election of this option (see Definition of “Spouse” under Optional Benefits for more information). If there is one natural person owner, the owner and the owner’s spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other’s beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

    “GMWB Benefit Base” is the amount established for the sole purpose of determining the Lifetime and Non-Lifetime Annual Benefit Amount. As noted above, while the Contract Value is greater than zero, the Lifetime or Non-Lifetime Annual Benefit Amount is the amount available for withdrawals. When the Contract Value goes to zero the Lifetime or Non-Lifetime Annual Benefit Amount is the amount we will pay to you each year.

    On the rider date, the GMWB Benefit Base is equal to the initial premium. If you purchased your rider at the time you purchased your contract, on the rider date the GMWB Benefit Base is equal to the initial premium. If you purchased your rider after your contract was issued, the GMWB Benefit Base is equal to the Contract Value on the rider date. Thereafter, the GMWB Benefit Base is recalculated whenever certain triggering events occur. Generally speaking, assuming no withdrawals have been taken, the GMWB Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. Additionally, except for contracts issued in the state of New York, the GMWB Benefit Base may be increased at a particular rider anniversary following the end of the roll-up period by an aspect of the roll-up feature we call the Benefit Base Multiplier. We describe events and features causing recalculation of the GMWB Benefit Base below. Under no circumstances will the GMWB Benefit Base ever exceed a maximum amount. This maximum amount is the sum of 500% of the initial premium plus 500% of subsequent premiums in the first rider year, plus 100% of other subsequent premiums. We will reduce the GMWB Benefit Base for any withdrawals from the contract. The amount of the reduction depends on whether cumulative withdrawals in a rider year exceed the Non-Lifetime Annual Benefit Amount. If they do not exceed this amount, we will reduce the GMWB Benefit Base by the dollar amount of each withdrawal. If they do exceed the Non-Lifetime Annual Benefit Amount, we will reduce the GMWB Benefit Base by the same proportion as the Contract Value is reduced by the amount of the withdrawal in excess of the Non-Lifetime Annual Benefit Amount.

    “GMWB Benefit Eligibility Date” means the date your Lifetime Annual Benefit Amount becomes available to you.

  For the single life option, the GMWB Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person, as defined below, attains age 60.
  For the spousal life option, the GMWB Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person attains age 65. For the spousal life option, if either spouse dies prior to the GMWB Benefit Eligibility Date, we will reset the GMWB Benefit Eligibility Date to the later of the date of the first spousal death, and the date the surviving spouse attains age 65.

The Non-Lifetime Annual Benefit Amount

    The Non-Lifetime Annual Benefit Amount represents two distinct values, depending on whether your Contract Value is greater than zero, or whether it has reduced to zero. While your Contract Value is greater than zero, the Non-Lifetime Annual Benefit Amount represents the maximum amount you can withdraw each year without reducing your Non-Lifetime Annual Benefit Amount. If your Contract Value is reduced to zero, and non-lifetime payments are elected, the Non-Lifetime Annual Benefit Amount represents the annual amount we will pay you until the GMWB Benefit Base is reduced to zero.

    On the rider date, the Non-Lifetime Annual Benefit Amount is equal to a percentage of the GMWB Benefit Base. We call this percentage the “Non-Lifetime Annual Benefit Percentage”. The percentage for your rider is shown on the rider specifications page and is currently 7%. We may change this percentage in the future and this change would affect riders issued beginning on the date we make the change. After the rider date, the Non-Lifetime Annual Benefit Amount is recalculated whenever any of the following triggering events occur.

Events causing recalculation of the Non-Lifetime Annual Benefit Amount

GMWB Automatic Step-Ups or GMWB Roll-UpsEach year when a GMWB automatic step-up or GMWB roll-up occurs, the Non-Lifetime Annual Benefit Amount will be equal to the greater of the Non-Lifetime Annual Benefit Amount in effect prior to the GMWB automatic step-up; and the Non-Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base after any step-up or roll-up calculation.

Premium Payments Received After the Rider DateIf we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Non-Lifetime Annual Benefit Amount on the date we apply premium payments. The amount of this increase is determined by multiplying the Non-Lifetime Annual Benefit Percentage by the amount of the premium payment. However, if you then take withdrawals from the contract in excess of the Non-Lifetime Annual Benefit Amount, we will reduce the Non-Lifetime Annual Benefit Amount as described in “Taking Withdrawals” below.

    Withdrawals also stop increases in your GMWB Benefit Base that would have occurred when additional premiums are received by us. If any withdrawals have been made from the contract on or prior to our receipt of an additional premium, we will not increase the GMWB Benefit Base as a result of premium payments made after such withdrawal.

Taking WithdrawalsThe following section describes how taking withdrawals will impact the Non-Lifetime Annual Benefit Amount. The Non-Lifetime Annual Benefit Amount may be the only benefit amount available to you under the GMWB component unless you have reached the GMWB Benefit Eligibility Date, which is generally the date the youngest Covered Person attains age 60 if the single life option is in effect, or the date the younger spouse attains age 65, if the spousal life option is in effect.

  Taking withdrawals from the contract may impact the Non-Lifetime Annual Benefit Amount depending on whether they exceed the Non-Lifetime Annual Benefit Amount. If cumulative withdrawals in any rider year do not exceed the Non-Lifetime Annual Benefit Amount in that year, the Non-Lifetime Annual Benefit Amount will not be reduced.
  If a withdrawal causes the cumulative withdrawals in any rider year to exceed the Non-Lifetime Annual Benefit Amount, the amount withdrawn in excess of the Non-Lifetime Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered Non-Lifetime excess withdrawals. Each non-lifetime excess withdrawal will reduce the Non-Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the non-lifetime excess withdrawal.
  You should know that, currently, withdrawals taken at any time to meet RMD requirements as defined by the Internal Revenue Code do not reduce the Non-Lifetime Annual Benefit Amount. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

    For IRA and qualified plan contracts, cumulative withdrawals during a rider year will be considered non-lifetime excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

(a)	=	the current Non-Lifetime Annual Benefit Amount;
(b)	=	the RMD for the 1st calendar year during the rider year; and
(c)	=	the RMD for the 2nd calendar year during the same rider year.

    Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet RMD requirements that do not exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts are considered to be within the contract’s free withdrawal amount. However, withdrawals that exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, including withdrawals taken to meet RMD requirements, are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

The Lifetime Annual Benefit Amount

    The Lifetime Annual Benefit Amount is not available until you reach the GMWB Benefit Eligibility Date which is generally the date the youngest Covered Person attains age 60 if the single life option is in effect, or the date the younger spouse attains age 65, if the spousal life option is in effect. Like the Non-Lifetime Annual Benefit Amount, the Lifetime Annual Benefit Amount represents two distinct values, depending on whether your Contract Value is greater than zero, or whether it has reduced to zero. While your Contract Value is greater than zero, the Lifetime Annual Benefit Amount represents the maximum amount you can withdraw each year after the GMWB Benefit Eligibility Date without reducing your Lifetime Annual Benefit Amount. If your Contract Value is reduced to zero, and lifetime payments are elected, the Lifetime Annual Benefit Amount represents the annual lifetime amount we will pay after the GMWB Benefit Eligibility Date.

    We first calculate the Lifetime Annual Benefit Amount on the later of the date of the first withdrawal and the GMWB Benefit Eligibility Date as described below. As a result, if you take a withdrawal before the GMWB Benefit Eligibility Date, we will calculate the Lifetime Annual Benefit Amount on the GMWB Benefit Eligibility Date.

Lifetime Annual Benefit Amount calculated on the GMWB Benefit Eligibility Date (withdrawal made prior to the GMWB Benefit Eligibility Date): the Lifetime Annual Benefit Amount equals the Lifetime Annual Benefit Percentage, multiplied by the lesser of the GMWB Benefit Base and the Contract Value.
Lifetime Annual Benefit Amount calculated on the date of the first withdrawal following the GMWB Benefit Eligibility Date: the Lifetime Annual Benefit Amount equals the Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base after any GMWB step-up or roll-up calculations.

    The Lifetime Annual Benefit Amount is recalculated whenever any of the following triggering events occur.

Events causing recalculation of the Lifetime Annual Benefit Amount

GMWB Automatic Step-UpEach year when a GMWB Automatic Step-Up occurs, the Lifetime Annual Benefit Amount will be equal to the greater of the Lifetime Annual Benefit Amount in effect prior to the GMWB automatic step-up; and the Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base after the step-up calculation.

Taking WithdrawalsThe following section describes how taking withdrawals after the GMWB Benefit Eligibility Date affects the Lifetime Annual Benefit Amount after it is first calculated. Whether withdrawals will change the Lifetime Annual Benefit Amount depends on whether they exceed the Lifetime Annual Benefit Amount.

  If cumulative withdrawals in any rider year following the GMWB Benefit Eligibility Date do not exceed the Lifetime Annual Benefit Amount in that year, the Lifetime Annual Benefit Amount will not be reduced.
  If a withdrawal causes the cumulative withdrawals in any rider year following the GMWB Benefit Eligibility Date to exceed the Lifetime Annual Benefit Amount, the amount withdrawn in excess of the Lifetime Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered lifetime excess withdrawals. Each lifetime excess withdrawal will reduce the Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the lifetime excess withdrawal.
  You should know that, currently, withdrawals taken after the GMWB Benefit Eligibility Date to meet RMD requirements as defined by the Internal Revenue Code do not reduce the Lifetime Annual Benefit Amount. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered lifetime excess withdrawals and reduce the Lifetime Annual Benefit Amount as described below.

    For IRA and qualified plan contracts, cumulative withdrawals in a rider year after the GMWB Benefit Eligibility Date will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

(a)	=	the current Lifetime Annual Benefit Amount;
(b)	=	the RMD for the 1st calendar year during the rider year; and
(c)	=	the RMD for the 2nd calendar year during the same rider year.

    Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet RMD requirements that do not exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts are considered to be within the contract’s free withdrawal amount. However, withdrawals that exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, including withdrawals taken to meet RMD requirements, are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.

Events causing recalculation of the GMWB Benefit Base

Premium Payments Received After the Rider DateIf we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the GMWB Benefit Base. The GMWB Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. However, if you then take withdrawals from the contract, we will reduce the GMWB Benefit Base as described in “Taking Withdrawals” below. If any withdrawal has been made from the contract on or prior to our receipt of additional premium, we will not increase the GMWB Benefit Base as a result of premium payments made after such withdrawal.

Roll-up FeatureThe GMWB roll-up feature allows for an increase, or “roll-up,” in the GMWB Benefit Base during a specified period of time, called the GMWB roll-up period. The roll-up feature is only available to you if no withdrawals have been taken from the contract. Currently, the GMWB roll-up period continues until the 10th rider anniversary following the later of the rider date and the last rider anniversary on which a GMWB automatic step-up, described below, occurs. In no event can the GMWB roll-up period extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 95 or the younger Covered Person’s age on the rider date plus 10 years. The increase in GMWB Benefit Base resulting from the roll-up is based upon a comparison of the following three values on each rider anniversary: (i) Contract Value, (ii) GMWB Benefit Base, and (iii) the sum of the GMWB Benefit Base on the prior rider anniversary plus the roll-up amount for the prior rider year, plus subsequent premium payments received during the prior rider year. For calculation of the increase in GMWB Benefit Base provided by the roll-up feature, “subsequent premium payments” means premiums received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the GMWB Benefit Base after the most recent prior automatic step-up, or for the roll-up at the end of the first rider year or if there have been no prior automatic step-ups, the GMWB Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%, except for contracts issued in New York. (For riders issued prior to March 9, 2009, the roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up amount at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by 6.5%)

    For New York contracts, the current percentage used to calculate the roll-up amount (“Roll-Up Percentage”) is determined in accordance with the following table:

Single Life Attained Age	Roll-Up Percentage	Spousal Life Attained Age	Roll-Up Percentage
50-51	4.0%	55-56	4.0%
52-53	4.5%	57-58	4.5%
54	5.0%	59-60	5.0%
55-56	5.5%	61	5.5%
57	6.0%	62	6.0%
58+	6.5%	63+	6.5%

    In addition, for New York contracts, the Roll-Up Percentage will be initially set on the rider date based on the youngest Covered Person’s attained age on the rider date.

    Then, if an Automatic Step-Up occurs and there have been no withdrawals from the contract, the Roll-Up Percentage, for the following rider year, will be re-set based on the attained age of the youngest Covered Person on the date of the Automatic Step-Up.

    Except for New York contracts, if you have not taken withdrawals from the contract and therefore are eligible for the roll-up feature of the rider, we will consider an additional value in recalculating GMWB Benefit Base on the rider anniversary at or following the end of the GMWB roll-up period on which the youngest Covered Person has attained age 70. This additional value applies the Benefit Base Multiplier, currently 200%, to the sum of the GMWB Benefit Base on the rider date plus subsequent premium received in the first rider year.

    The recalculation of the GMWB Benefit Base under the various situations that can exist at the end of the GMWB roll-up period is described below.

Each Rider Anniversary During the GMWB Roll-Up PeriodOn each rider anniversary, if no withdrawals have been made, the re-calculated GMWB Benefit Base will be set equal to the greater of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:

  the Contract Value then in effect, (after all fees have been deducted, and provided the GMWB automatic step-up feature has not been suspended);
  the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Example 1—Basic application of a roll-up amount.

    Assume that you have reached your first rider anniversary and have not made any withdrawals. Assume further that your GMWB Benefit Base on your rider’s effective date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the GMWB automatic step-up has not been suspended.

    Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $105,000
  Sum of (i) and (ii) = $106,500
(i)	GMWB Benefit Base on prior rider anniversary = $100,000
(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

    Your GMWB Benefit Base will be $106,500.

Example 2—Application of the roll-up amount when there is a prior automatic step-up.

    Assume that you have reached the second rider anniversary and have not made any withdrawals. Assume further that your GMWB Benefit Base as of the last rider anniversary was $108,000 due to an GMWB automatic step-up, your Contract Value is $110,000, you have not made any subsequent premium payments during the prior rider year and the GMWB automatic step-up has not been suspended.

    Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $110,000
  Sum of (i) and (ii) = $115,020
(i)	GMWB Benefit Base on prior rider anniversary = $108,000
(ii)	Roll-Up Amount for prior rider year = $108,000 x 6.5% = $7,020

    Your GMWB Benefit Base will be $115,020.

Example 3—Application of the roll-up amount when several rider years have elapsed with no prior automatic step-up.

    Assume the GMWB Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000. Assume that you have reached the fourth rider anniversary without making any withdrawals and without having an automatic step-up. The GMWB Benefit Bases are increased by the Roll-Up Amounts at the end of each of the first 3 rider years and equal:

    Year 1: $106,500 = $100,000 + $6,500

    Year 2: $113,000 = $106,500 + $6,500

    Year 3: $119,500 = $113,000 + $6,500

    Assume that, on the 4th rider anniversary, your Contract Value is $115,000 and you have not made any subsequent premium payments.

    Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $115,000
  Sum of (i) and (ii) = $126,000
(i)	GMWB Benefit Base on prior rider anniversary = $119,500
(ii)	Roll-Up Amount for the recently completed rider year = $100,000 x 6.5% = $6,500

    Your GMWB Benefit Base will be $126,000.

Example 4—Impact of a Subsequent Premium Payment on the GMWB Benefit Base.

    Assume the GMWB Benefit Base on your rider’s effective date was $100,000. Assume there is no automatic step-up at the end of the first rider year and you have not taken any withdrawals. The GMWB Benefit Base at the end of the 1st rider year is increased by the Roll-Up Amount and equals $106,500 = $100,000 + $6,500.

    Assume that 3 months in to the 2nd rider year you make a Subsequent Premium Payment of $50,000. The GMWB Benefit Base is increased to $156,500 ($106,500 = $50,000) due to the premium payment.

    Assume that, on the 2nd rider anniversary, your Contract Value is $140,000.

    Your GMWB Benefit Base will be recalculated on your 2nd rider anniversary to be the greatest of the following:

  Contract Value = $140,000
  GMWB Benefit Base in Effect = $156,500
  Sum of (i), (ii), and (ii) = $163,000
(iv)	GMWB Benefit Base on prior rider anniversary = $106,500
(v)	Roll-Up Amount for the recently completed rider year = $100,000 x 6.5% = $6,500
(vi)	Subsequent Premium Payments during the recently completed rider year = $50,000

    Your GMWB Benefit Base will be $163,000.

The Rider Anniversary Following the End of the GMWB Roll-Up Period.If the GMWB roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the GMWB Benefit Base on the rider anniversary following the end of the GMWB roll-up period.

New York contracts

    The Benefit Base Multiplier is not available for contracts issued in New York. As a result, for New York contract, on the rider anniversary following the end of the roll-up period, the GMWB Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended, in which case, it will be set to the second of the two values described below:

  the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
  the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Contracts other than New York contracts

    For contracts other than New York contracts, when we recalculate the GMWB Benefit Base on the rider anniversary following the end of the roll-up period, the amount of the recalculated GMWB Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then we will re-calculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated GMWB Benefit Base is determined as described below.

1.	Assuming the youngest Covered Person has not yet attained age 70 by the rider anniversary immediately following the end of the GMWB roll-up period, then, on that rider anniversary, the GMWB Benefit Base will be set equal to the greater of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:
  the Contract Value then in effect, (after all fees have been deducted, provided the GMWB automatic step-up feature has not been suspended);
  the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

    Assume the GMWB Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000 and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has not yet attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your GMWB Benefit Base as of your prior rider anniversary was $158,500, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.

    Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $105,000
  Sum of (i) and (ii) = $165,000
(i)	GMWB Benefit Base on prior rider anniversary = $158,500
(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

    Your GMWB Benefit Base will be $165,000.

2.	Assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the GMWB roll-up period, then, on that rider anniversary, the GMWB Benefit Base will be set equal to the greatest of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:
  the Contract Value then in effect, (after all fees have been deducted, provided the GMWB automatic step-up feature has not been suspended);
  the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the GMWB Benefit Base on the rider date, plus (ii) all subsequent premium payments received during the first rider year;
  the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

    Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you have reached the rider anniversary following the end of the GMWB roll-up period, the youngest Covered Person has attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your GMWB Benefit Base as of your last rider anniversary was $158,500, your GMWB Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the GMWB automatic step-up has not been suspended.

    Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

  Contract Value = $105,000
  200% x Sum of (i) and (ii) = $200,000
  Sum of (i) and (ii) = $165,000
(i)	GMWB Benefit Base on prior rider anniversary = $158,500
(ii)	GMWB Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

    Your GMWB Benefit Base will be $200,000.

For contracts other than New York contracts-Rider Anniversary Next Following Youngest Covered Person’s 70th Birthday Occurring After the Rider Anniversary Immediately Following the End of the GMWB Roll-Up Period

    For contracts other than New York contracts, assuming no withdrawals have been taken and the youngest Covered Person attains age 70 after the rider anniversary immediately following the end of the roll-up period, then on the next rider anniversary following the date the youngest Covered Person attains age 70, the GMWB Benefit Base will be set equal to the greatest of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

  the Contract Value then in effect, after all fees have been deducted, (provided the GMWB automatic step-up feature has not been suspended);
  the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary;
  the Benefit Base Multiplier, currently 200%, multiplied by sum of the GMWB Benefit Base on the rider date plus all subsequent premium payments received during the first rider year.

    Assume that the contract is not a New York contract so the Benefit Base Multiplier is 200% and that you reached the rider anniversary following the end of the GMWB roll-up period several years ago, but still have not made any withdrawals from the contract. However, the youngest Covered Person celebrated his 70th birthday during the prior rider year. Assume further, your GMWB Benefit Base on the prior rider anniversary was $180,000, your GMWB Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the GMWB automatic step-up has not been suspended.

    Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

  Contract Value = $105,000
  GMWB Benefit Base on prior rider anniversary = $180,000
  200% x Sum of (i) and (ii) = $200,000
(i)	GMWB Benefit Base on the rider date = $100,000
(ii)	Subsequent premium payments = $0

    Your GMWB Benefit Base will be $200,000.

Each Rider Anniversary After the Earlier of the First Withdrawal and the Rider Anniversary Following the End of the GMWB Roll-Up Period (except Rider Anniversary next following youngest Covered Person’s 70th birthday after the end of the GMWB Roll-Up Period)

    On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the GMWB roll-up period, we will re-calculate the GMWB Benefit Base. The GMWB Benefit Base will be set equal to the greater of the following, unless the GMWB automatic step-up feature has been suspended, in which case, it will be set to the second of the two values described below:

  the Contract Value then in effect, after all fees have been deducted, (provided the GMWB automatic step-up feature, described below, has not been suspended); and
  the GMWB Benefit Base on the prior rider anniversary adjusted for any withdrawals taken since the prior rider anniversary plus, if no withdrawals have been made, any premium payments made since the prior rider anniversary.

    Assume that you are out of the GMWB roll-up period. Assume further, your GMWB Benefit Base on the prior rider anniversary is $106,500, your Contract Value is $110,000 and the GMWB automatic step-up has not been suspended. Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  Contract Value = $110,000
  GMWB Benefit Base on prior rider anniversary = $106,500

    Your GMWB Benefit Base will be $110,000.

GMWB Automatic Step-Up FeatureThe GMWB component of Phoenix Retirement Protector includes an automatic step-up feature. Like the GMWB roll-up feature, the GMWB automatic step-up feature allows for an increase in the GMWB Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the GMWB Benefit Base then in effect; that is, the GMWB Benefit Base on the prior rider anniversary and, if no withdrawals have been taken, any premium payments made since the prior rider anniversary and reduced by withdrawals as described in “Taking Withdrawals”. If the Contract Value, after deduction of all fees, is greater than such GMWB Benefit Base, we will automatically increase, or “step-up” the GMWB Benefit Base to equal the Contract Value. You should know that the fee percentage for the rider may be increased if we step-up the GMWB Benefit Base. If you do not decline the automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the GMWB Benefit Base. You can decline the increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the GMWB automatic step-up will not occur, and the automatic GMWB step-up feature will be suspended immediately and GMAB step-ups provided under the GMAB component of the rider cannot be elected. If you decline a GMWB automatic step-up in the GMWB Benefit Base, we will continue to calculate any roll-ups as described above. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic GMWB step-up option by contacting us at the phone number or address provided on the first page of the prospectus.

Taking WithdrawalsThe GMWB Benefit Base is reduced for all withdrawals regardless of whether they occur before or after the GMWB Benefit Eligibility Date. The amount by which the GMWB Benefit Base is reduced for withdrawals depends on whether and by how much the withdrawals taken in a rider year exceed the Non-Lifetime Annual Benefit Amount. Cumulative withdrawals in any rider year that do not exceed the Non-Lifetime Annual Benefit Amount reduce the GMWB Benefit Base by the amount of the withdrawals. Cumulative withdrawals in any rider year that exceed the Non-Lifetime Annual Benefit Amount (Non-Lifetime excess withdrawals) reduce the GMWB Benefit Base by the same proportion as the Contract Value is reduced by Non-Lifetime excess withdrawal.

Payment of the Lifetime or Non-Lifetime Annual Benefit Amount when the Contract Value is greater than zero

    Each year when the Contract Value is greater than zero, you may take withdrawals equal to the Lifetime Annual Benefit Amount so long as you have reached the GMWB Benefit Eligibility Date. You may take withdrawals equal to the Non-Lifetime Annual Benefit Amount then in effect at any time when the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments of a specified amount or can request payments according to your own schedule. See “Systematic Withdrawal Program” for additional details about how to use this program and the program’s restrictions.

Payment of the Lifetime or Non-Lifetime Annual Benefit Amount when the Contract Value goes to zero

    If, when the Contract Value goes to zero, the GMWB Benefit Base is greater than zero, you must choose between receiving non-lifetime and lifetime monthly payments. The Lifetime Annual Benefit Amount is not available to you before the GMWB Benefit Eligibility Date.

    We may, at our discretion, permit or require other payment frequencies subject only to our minimum amount per payment requirement.

  Non-Lifetime Payments

    If the GMWB Benefit Base is greater than zero you may choose to receive monthly non-lifetime payments. The non-lifetime payments will be equal to one twelfth of Non-Lifetime Annual Benefit Amount. Payments will begin one month after the Contract Value is reduced to zero and will end when the GMWB Benefit Base is reduced to zero. The GMWB Benefit Base is reduced by each non-lifetime payment.

  Lifetime Payments

    If the GMWB Benefit Base is greater than zero, you may choose to receive monthly lifetime payments. The lifetime benefit payments will be equal to one twelfth of Lifetime Annual Benefit Amount. Payments will begin one month following later of the date the Contract Value goes to zero and the GMWB Benefit Eligibility Date. We will make these payments under the single life option or the spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option.

Maximum Maturity Date Benefit

    If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Lifetime Annual Benefit Amount or non-lifetime payments equal to the Non-Lifetime Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See “The Annuity Period”

(iii) Guaranteed Minimum Death Benefit (“GMDB”)—Feature not available for New York contracts

    The GMDB component of the Phoenix Retirement Protector rider is optional. The GMDB component guarantees a minimum death benefit if the GMDB Benefit Base, which is the same as the GMWB Benefit Base prior to the GMDB Maximum Age, is greater than the death benefit payable under the contract when any Covered Person dies prior to the earliest of the following dates:

1.	the maturity date of the contract,
2.	the date the Contract Value is reduced to zero,
3.	the rider anniversary following the date the oldest Covered Person attains a particular age specified in rider. We call this the GMDB Maximum Age. Currently, this age is 85.

    If the GMDB Benefit Base is greater than the death benefit payable under the contract, this optional GMDB guarantees an additional death benefit amount. This guaranteed amount is the difference between the contract’s death benefit and the GMDB Benefit Base. You should know that this optional component does not provide any value once the Contract Value goes to zero or the oldest Covered Person attains age the GMDB Maximum Age.

    Sample calculation showing the value of the GMDB component before and after the GMDB Maximum Age

    Death Prior to Age 85

    Assume you die prior to attaining age 85. Assume the death benefit available under your contract is equal $125,000 on the date of death. Further assume that the GMDB Benefit Base is equal to $130,000 on the date of death. The optional GMDB will pay you an additional death benefit amount equal to $5,000.

    Death After Age 85

    Assume you die after attaining age 85. Assume the death benefit available under your contract is equal $95,000 on the date of death. The GMDB Death Benefit Base is equal to your Contract Value or $80,000 on the date of death. The optional GMDB will not pay you an additional death benefit amount. You will receive the $95,000 death benefit available under your base contract.

Termination of Phoenix Retirement Protector Rider

    The rider will terminate without value on the date the first of any of the following events occur:

  any Covered Person is changed;
  annuity payments begin under an annuity payment option as described in the base contract;
  the contract, to which the rider is attached, terminates;
  the owner elects to terminate the rider;
  that any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;
  the Contract Value and GMWB Benefit Base are both reduced to zero;

  if the Contract Value has been reduced to zero and lifetime payments have been elected, if any Covered Person under the Single Life Option, or the surviving Covered Person under the Spousal Life Option dies;
  you assign any rights or interest in this rider.

    Once the rider is terminated, it cannot be reinstated.

Special Risks Associated with Withdrawals

    The following chart demonstrates special risks associated with taking withdrawals when the Phoenix Retirement Protector Rider is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered “permitted” or “excess” is described in the section “Taking Withdrawals”, in the description of the GMWB Benefit Base. When the Contract Value is reduced to zero, non-lifetime or lifetime payments (whichever selected) will begin and withdrawals are no longer allowed from the contract.

Scenario	No Withdrawals	Permitted Withdrawals	Excess Withdrawals
Automatic Contract Value reduction		X	X
Reduction to GMWB Benefit Base and GMAB Benefit Base		X	X
Reduction to current Non-Lifetime Annual Benefit Amount			X
Reduction to current Lifetime Annual Benefit Amount			X
Gives you the highest potential Annual Benefit Amount available under the rider[1]	X
Cancels your ability to have subsequent premium payments automatically increase the GMWB Benefit Base		X	X
Cancels your ability to “roll-up” and increase your GMWB Benefit Base		X	X
Reduces the likelihood of a GMWB automatic step-up2		X	X
Premium payments increase the GMWB Benefit Base	X
Potential to terminate the rider without value if reduces the Contract Value to zero			X
Permanently sets the Lifetime Annual Benefit Percentage		X	X
Permanently sets the Lifetime and Non-Lifetime Annual Benefit Amounts if the Contract Value is reduced to zero and the GMWB Benefit Base is greater than zero		X
Potential surrender charges			X
Potential premium taxes and/or federal income tax consequences		X	X
[1]	The potential Annual Benefit Amount is greatest if at the end of the GMWB roll-up period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.
[2]	In order to obtain a GMWB automatic step-up, your Contract Value must be greater than your GMWB Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.

Notice for New York Contract Owners regarding guaranteed withdrawal benefits:

    Withdrawals in excess of the guaranteed withdrawal amount, called “excess withdrawals”, will result in a permanent reduction in future guaranteed withdrawal amounts. New York Contract Owners may contact us prior to requesting a withdrawal to obtain a personalized transaction specific calculation showing how the withdrawal will reduce the future guaranteed withdrawal amount.

Surrender of Contract and Withdrawals

    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L.

    Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. In addition, withdrawals in the amount of the RMD, as defined in the Internal Revenue Code may also be made without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 ½. See “Federal Income Taxes.”

    The appropriate number of Accumulation Units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Operations Division by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.

Contract Termination

    The contract will terminate without value, if on any valuation the Contract Value is zero, unless you elected the Guaranteed Minimum Withdrawal Benefit rider and the Benefit Amount is greater than zero. Phoenix will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?

    A death benefit is payable when the owner (or primary Annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?

Death of an Owner/Annuitant

If the owner/annuitant dies before the contract Maturity Date, the death benefit will be paid under the contract to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”

Death of an Owner – Multiple Owners

If one of the owners dies prior to the Maturity Date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

Death of an Annuitant who is not the Owner

If the owner and the Annuitant are not the same individual and the Annuitant dies prior to the Maturity Date, the owner becomes the Annuitant and the contract continues, unless the owner appoints a new Annuitant. If a Joint Annuitant dies prior to the Maturity Date, the owner may appoint a new Joint Annuitant. The death of an Annuitant or Joint Annuitant will not cause the death benefit to be paid.

Death of Owner who is not the Annuitant

If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance” below.

Spousal Beneficiary Contract Continuance

If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the owner.

Ownership of the Contract by a Non-Natural Person

If the owner is not an individual and the primary Annuitant dies before the Maturity Date, we will pay the death benefit to the owner.

What is the Death Benefit Amount?

The owner shall elect any of the available Death Benefit Options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

Death Benefit Option 1—Return of Premium

Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the Claim Date.
Death Benefit Option 2—Annual Step-Up

This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

Upon the death of the owner who has not attained age 81 the death benefit is the greatest of:

a)	the sum of all premium payments, less adjusted partial withdrawals (as defined below);
b)	the Contract Value on the Claim Date; or
c)	the annual step-up amount (as defined below).

Upon the death of the owner who has attained age 81, the death benefit is the greater of:

a)	the death benefit amount at the end of the contract year prior to the owner attaining age 81, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 81; or
b)	the Contract Value on the Claim Date.

If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse’s attained age.

Death Benefit Option 3—Earnings Enhancement Benefit

The availability of this option is subject to state approval.

This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the Contract Date.

Upon the death of the owner who has not attained age 70 on the Contract Date, the death benefit is the greater of:

a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
b)	the Contract Value on the Claim Date plus 40% of the relief amount (as defined below).

Upon death of the owner who has attained age 70, but is less than 76 on the Contract Date, the death benefit is the greater of:

a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
a)	the Contract Value on the Claim Date plus 25% of the relief amount (as defined below).

If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, the death benefit will be calculated using the surviving spouse’s attained age. The spouse’s attained age at the death of the deceased owner will be used to determine the percentage of Relief Amount, if any. Death Benefit Option 4—Greater of Annual Step-Up or Annual Roll-Up.

The availability of this option is subject to state approval.

This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 81 on the Contract Date.

Upon the death of the owner who has not attained age 81 on the Contract Date, the death benefit is the greater of:

a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the Claim Date; or
c)	the Annual Step-up Amount (as defined below) on the Claim Date; and
d)	the Annual Roll-up Amount (as defined below) on the Claim Date.

On the contract anniversary following the oldest owner’s attained age 81, the death benefit less any premium tax is the greater of:

a)	the death benefit calculated at the end of the Contract year prior to the oldest owner’s attained age 81, plus the sum of all premium payments, less adjusted partial withdrawals (as defined below); and
b)	the Contract Value on the Claim Date.

If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 4, the death benefit will be calculated using the surviving spouse’s attained age.

Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the withdrawal date.

Annual Roll-Up: In the first Contract Year the Annual Roll-up Amount is equal to the initial premium payment (or if applicable, Contract Value). At the beginning of the second Contract Year or any subsequent Contract Year, the Annual Roll-up Amount is equal to the Annual Roll-up Amount at the end of the previous Contract Year multiplied by a factor of 1.05, plus 100% of premium payments, less Adjusted Partial Withdrawals made since the end of the previous Contract Year. The Annual Roll-up Amount may not exceed 200% of total premium payments less Adjusted Partial Withdrawals.

Annual Step-up Amount: In the first contract year the Annual Step-Up Amount is equal to the sum of all premium payments less adjusted partial withdrawals. After that, in any following contract year the Annual Step-Up Amount equals the greater of (1) the Annual Step-Up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contract Value.

Modified Premium Payments: Modified Premium Payments equal the sum of all premium payments made less any withdrawals of premiums. If there are no withdrawals or the withdrawal does not exceed the difference between the Contract Value and cumulative premiums made, the value is zero.

Relief Amount: the Relief Amount is equal to the Contract Value less modified premium payments not to exceed the following maximum amount:

When the age of the eldest owner on the Contract Date is less than 70, the maximum relief amount equals 200% multiplied by:

1)	the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
2)	the sum of premium payments (made during the prior 12 months of the death benefit calculation date).

When the eldest owner on the Contract Date has attained age 70 but has not attained age 76, the maximum relief amount equals 100% multiplied by:

1)	the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
2)	the sum of premium payments (made during the 12 months prior to the death benefit calculation date).

    There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. There are specific Internal Revenue Code requirements regarding payment of the death benefits, see “Federal Income Taxes.” A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

    We reserve the right to discontinue offering any one of the available Death Benefit Options in the future.

    If you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.

Retained Asset Account

    Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. If you do not elect a single lump sum, the proceeds of the death benefit will be applied to a retained asset account, the Phoenix Concierge Account (“PCA”), an interest bearing draft account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. A supplementary contract may be issued when death benefit proceeds are paid through the PCA.

    The PCA is part of our general account. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the PCA. As part of our general account, it is subject to the claims of our creditors. We may receive a financial benefit from earnings on amounts left in the PCA. The guarantee of principal is based on the claims-paying ability of the company and principal is covered by the state guarantee association. Interest paid on amounts in the PCA is taxable as ordinary income in the year such interest is credited. Please consult a tax advisor.

Internet, Interactive Voice Response and Telephone Transfers

    You may transfer your Contract Value among the available fixed and variable investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response (“IVR”) or telephone. The Company may discontinue any of these options and may provide other options at any time.

    Phoenix and 1851 Securities (“1851”), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and 1851 may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and 1851 reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed.

    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA subject to the limitations established for the GIA. A transfer from an investment option will result in the redemption of Accumulation Units and, if another investment option is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options or the GIA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available investment options or the GIA by Internet, Interactive Voice Response and telephone by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section titled, “GIA.”

    Transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading

    We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other contract owners.

    “Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):

limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.), restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges), require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option), or implement and administer redemption fees imposed by one or more of the underlying funds, or impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential affects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

    Annuity payments will begin on the contract’s maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is selected.

    Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. If you have not selected an Annuity Payment Option by the Maturity Date, the default is Annuity Payment Option I—Variable Life Annuity with 10-Year Period Certain. For more information, see “Annuity Payment Options.”

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a Maturity Date at the time of its issuance. However, you may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth contract anniversary. The latest Maturity Date is the contract anniversary nearest the Annuitant’s 95th birthday or ten years from the Contract Date, unless agreed otherwise. Generally, under qualified plans or IRAs, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. A policyholder can defer the maturity date if we receive documentation concerning the policyholder’s satisfaction of Internal Revenue Code Required Minimum Distributions. See “Federal Income Taxes.”

    The Maturity Date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional Maturity Date. If you do not elect a Maturity Date, which is different from the provisional Maturity Date, the provisional Maturity Date becomes the Maturity Date.

Annuity Payment Options

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below.

    After the first annuity payment, you may not change the elected annuity payment option

    No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we’ll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

    The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following Annuity Payment Options is based upon the Annuity Payment Option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount.

    The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the investment options. For more information, see “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A—Life Annuity with Specified Period Certain

    A fixed payout annuity payable monthly while the Annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B—Non-Refund Life Annuity

    A fixed payout annuity payable monthly while the Annuitant is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.

Option D—Joint and Survivor Life Annuity

    A fixed payout annuity payable monthly while either the Annuitant or Joint Annuitant is living. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date.

Option E—Installment Refund Life Annuity

    A fixed payout annuity payable monthly while the Annuitant is living. If the Annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F—Joint and Survivor Life Annuity with 10-Year Period Certain

    A fixed payout annuity payable monthly while either the Annuitant or Joint Annuitant is living, or if later, the end of 10 years. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date.

Option G—Payments for Specified Period

    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the Annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the Annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H—Payments of Specified Amount

    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I—Variable Life Annuity with 10-Year Period Certain

    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J—Joint Survivor Variable Life Annuity with 10-Year Period Certain

    A variable payout annuity payable monthly while either the Annuitant or Joint Annuitant is living, or if later, the end of 10 years. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K—Variable Annuity for a Specified Period

    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the Annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the Annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed Annuity Units in each investment option and affect the amount of future payments. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option L—Variable Life Expectancy Annuity

    This option provides a variable income which is payable over the Annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and Joint Annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contract Value and affect the amount of future payments. Upon the death of the Annuitant (and Joint Annuitant, if applicable), any remaining Contract Value will be paid in a lump sum to the beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.

Option M—Unit Refund Variable Life Annuity

    This option provides variable monthly payments as long as the Annuitant lives. In the event of the death of the Annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining Annuity Units. This value is equal to the sum of the number of remaining Annuity Units for each investment option multiplied by the current Annuity Unit Value for that investment option. The number of remaining Annuity Units for each investment option will be calculated as follows:

1)	the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding Annuity Unit Value on that date, minus
2)	the sum of the Annuity Units released from the investment option to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N—Variable Non-Refund Life Annuity

    A variable payout annuity payable monthly while the Annuitant is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.

Other Options and Rates

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see “Option F” and “Option J” above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain age 70½. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70½. See “Federal Income Taxes.” Administratively, we will assist policyholders with compliance with the RMD requirements.

    Distributions to satisfy the RMD requirements may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between investment options are available for amounts allocated to any of the variable Annuity Payment Options except Annuity Payment Option M.

Payment Upon Death After Maturity Date

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended.

    (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)

    If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

    For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

Variable Account Valuation Procedures

Valuation Date

    A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.	the NYSE is closed or may have closed early;
2.	the SEC has determined that a state of emergency exists; or
3.	on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran’s Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

    The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that investment option.

Net Investment Factor

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions

Assignment

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. This assignment may result in taxable income to the contract owner. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

    Payment of the Contract Value, attributable to the Separate Account, in a single sum upon a death claim, withdrawal or full surrender of the contract will ordinarily be made within at least 7 days after receipt of the written documentation in good order. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

Free Look Period

    You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state or federal law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.

Amendments to Contracts

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

    If, in the judgment of Phoenix’s management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

Ownership of the Contract

    Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

Inherited/Stretch Annuity Feature

    This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least the required minimum distribution (“RMD”) required under the Internal Revenue Code and its accompanying rules and regulations (see “Federal Income Taxes”). Electing a “stretch” payout may provide tax advantages to the beneficiary.

    This Feature is available to an individual or trust beneficiary of an IRA, (including a Roth IRA), or qualified plan or to an individual beneficiary of a non-qualified contract issued by Phoenix (or its affiliates) or issued by a company unaffiliated with Phoenix. If the beneficiary of a contract issued by a company unaffiliated with Phoenix purchases this Phoenix Dimensions® Contract for this Feature, then to the extent not in conflict with the Internal Revenue Code, all contract rights will be available to the purchaser. However, if a beneficiary of this Phoenix Dimensions® Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have an IRA/qualified or non-qualified contract and whether the beneficiary is an individual or a trust. In no event may additional premiums be added to the deceased Contract Owner’s interest.

    If this Feature is elected, we will assist with the calculation of the RMD and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contract each year.

    The following guidelines will apply when we administer this Feature:

We will assist with the calculation of the RMD each year in accordance with the Internal Revenue Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account. Fair Market Value is determined using specific Internal Revenue Code requirements and the amount may be different from the year-end account value.
With certain limitations, a beneficiary’s share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31st of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.
For a non-qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.

If the beneficiary is a non-natural person under an IRA/qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.

The annual RMD must be withdrawn each year. For a non-qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/qualified plans, the first RMD must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.
For an IRA/qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 and ½. In the alternative, the spouse can also add the IRA/qualified plan proceeds to his or her own IRA after which the RMDs must begin when the surviving spouse attains age 70 ½.
For a non-qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can continue the contract; in this event, the RMDs are not required until the death of the surviving spouse. See “Spousal Definition” for further discussion of spousal qualifications.
The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.
In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).
The beneficiary who elects this Feature may continue or change the investment options from those that the deceased Owner selected.

    Additional more information regarding our administration of this feature is provided in a “Required Minimum Distribution (RMD) Request and Acknowledgment Form”, available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.

Community and Marital Property States

    If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.

Federal Income Taxes

Introduction

    The contracts are designed for use with retirement plans, including non-qualified plans and qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified plan for federal income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.

    Note on Terminology: The Code uses the term “policyholder”, in describing the owner of an Annuity. This section will follow the Code terminology in describing specific provisions of the Code.

Income Tax Status

    We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.

    Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Taxation of Annuities in General—Non-qualified Plans

    Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See “Contracts Owned by Non-Natural Persons,” “Owner Control” and “Diversification Standards” below.

    The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date

    Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the policyholder.

Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date

    Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.

    Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

    Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Partial Annuitization

    If permitted by contract, a policyholder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.

Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)

    Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

    Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”

Additional Considerations

Distribution-at-Death Rules

    For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder’s interest will be distributed at least as rapidly as the method in effect on the policyholder’s death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

    If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.

    If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.

    Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Transfer of Annuity Contracts

    Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder’s income. This provision does not apply to transfers between spouses or transfers incident to a divorce.

Contracts Owned by Non-Natural Persons

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

Section 1035 Exchanges

    Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met.

    Exchanges are permitted of the entire contract or a portion of the contract. Upon a partial exchange, distributions within twelve (12) months after the exchange are subject to potential additional tax ramifications. Policyholders contemplating exchanges should consult their tax and/or legal advisors.

Multiple Contracts

    Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

Diversification Standards

Diversification Regulations

    Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

55% in any 1 investment
70% in any 2 investments
80% in any 3 investments
90% in any 4 investments

    A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Owner Control (Investor Control)

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

    In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.

    At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.

Diversification Regulations and IRA/Qualified Plans

    Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.

Taxation of Annuities in General—Qualified Plans and IRAs

    The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder’s named beneficiary designation or elected annuity payment option may not be enforceable.

    The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

    There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. These mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

    The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.

Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)

    Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

    Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

    If a policyholder requests a distribution due to attaining age 59 ½, separation from service or becoming disabled, the policyholder must follow specific written documentation requirements, in a form acceptable to us, before we can process the distribution.

    If a policyholder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not the responsibility of the contract issuer to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.

    If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.

    If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment (“MVA”) account are subject to the same market value adjustment as applies to transfers from the MVA.

    Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

    As of January 1, 2009, there are new Income Tax Regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.

Keogh Plans

    The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Individual Retirement Annuities

    Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible and on the time when distributions shall commence. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans

    Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

    Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs

    In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, lifetime withdrawals are received without tax.

    Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under section 401, section 403(b) and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.

    The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the policyholder or Annuitant (as applicable); (c) distributions attributable to the policyholder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the policyholder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military. The exceptions stated in items (e) and (h) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

    Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the “required beginning date.” Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the required amount not distributed.

    The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

    An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

    We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each policyholder concerning the RMD computations for his or her annuity contract.

    In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

    Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner’s death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

    If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

    In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.

Withholding and Information Reporting

    We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder or beneficiary provide certain information, including social security number or tax identification number and current address.

    In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. Special withholding rules apply to payments made to nonresident aliens.

    You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

    In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.

Spousal Definition

    Federal law requires that under the Internal Revenue Code, the special provisions relating to a “spouse” relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, same-sex marriages, civil union partners, domestic partners or others in like status currently are not recognized as spouses for purposes of federal law. Therefore, any options afforded by federal tax law to a “spouse “under the Code are currently not available to a same-sex spouse, domestic partner, civil union partner or other in like status. Same-sex spouses, civil union partners, domestic partners and others who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. In the event that federal law is changed concerning treatment of same-sex spouses, civil union partners, domestic partners or other in like status, we will modify our processing accordingly.

Seek Tax Advice

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.

Sales of Variable Accumulation Contracts

    Phoenix has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. 1851, an affiliate of the Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix or an affiliate reimburses 1851 for expenses 1851 incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.

    1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the SecuritiesSecurities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

    1851 and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

    On September 15, 2010, 1851 became the principal underwriter and distributor for the SEC registered products.

Compensation

    Broker-dealers who have selling agreements with 1851 and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).

    To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

    We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

State Regulation

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports

    Reports showing the contract value will be furnished to you at least annually.

Voting Rights

    As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.

    We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.

    In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.

Phoenix Life – Legal Proceedings

    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, in fourth quarter of 2008, the New York State Insurance Department completed the on-site portion and initiated the off-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

    Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents

    The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

Phoenix Life Insurance Company
Underwriter
Services
Information Sharing Agreements
Performance History/Calculation of Yield and Return
Calculation of Annuity Payments
Experts
Separate Account Financial Statements
Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A – Investment Options

     Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product. Please refer to the footnotes below and page one of your product prospectus for a list of the funds available with your product.

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	To maximize total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stock, as represented by the S&P MidCap 400 Index	Calvert Investment Management, Inc.[3]
		Subadvisor:	Summit Investment Partners, Inc.
DWS Equity 500 Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
DWS Small Cap Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	Current income by investing primarily in U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Management Company
Federated High Income Bond Fund II	High current income by investing in high yield, lower rated corporate bonds	Federated Investment Management Company
Federated Prime Money Fund II	Current income consistent with stability of principal and liquidity	Federated Investment Management Company
Fidelity® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
		Subadvisor:	Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth Securities Fund	Capital appreciation	Franklin Advisers, Inc.
Franklin Income Securities Fund	Maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Capital appreciation and some current income	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Current income and capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Invesco V.I. Capital Appreciation Fund	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income Fund[4]	Capital appreciation and current income	Invesco Advisers, Inc.[8]
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid-Cap Value Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Mutual Shares Securities Fund	Capital appreciation with income as a secondary goal	Franklin Mutual Advisers, LLC

A-1

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth; the Portfolio Manager also may consider a company’s potential for current income prior to selecting it for the Fund.	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Seeks capital appreciation by investing in securities of well-known, established companies	OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA	Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers,, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities	OppenheimerFunds, Inc.
Oppenheimer Main Street Small- & Mid-Cap Fund® / VA5	Capital appreciation	OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the US and no-US governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.	Pacific Investment Management Company LLC
Rydex|SGI VT U.S. Long Short Momentum Fund[1,2]	Seeks long-term capital appreciation.	Security Global Investors
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond.	Security Global Investors
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match the performance of its benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500 Index.	Security Global Investors
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets Securities Fund	Long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund	Long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth Securities Fund	Long-term capital growth	Templeton Global Advisors Limited
Virtus Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc.
		Subadvisor:	SCM Advisors LLC
Virtus Growth & Income Series	Capital appreciation and current income	Virtus Investment Advisers, Inc.
Virtus Multi-Sector Fixed Income Series	Long-term total return	Virtus Investment Advisers, Inc.
		Subadvisor:	Goodwin Capital Advisers, Inc.

A-2

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Virtus Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Virtus Investment Advisers, Inc.
		Subadvisor(s):	Goodwin Capital Advisers, Inc. (fixed income portion) Virtus Investment Advisers, Inc. (equity portion)
Virtus International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc.
		Subadvisor:	Aberdeen Asset Management Inc.
Virtus Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc.
		Subadvisor:	Duff & Phelps Investment Management Company
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C..
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C.
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C.
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, L.L.C..
[1]	This fund was closed to new investors on May 1, 2006.
[2]	Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
[3]	Investment Adviser name change effective April 30, 2011. Previously known as Calvert Asset Management Company, Inc. Growth ETF Asset Allocation Portfolio. Investment Adviser change effective the same date from Phoenix Variable Advisors, Inc. to ALPS Advisors, Inc.
[4]	Name change effective June 1, 2010. Previously known as Van Kampen UIF Equity and Income Portfolio. Investment Adviser change effective the same date from Morgan Stanley Investment Management Inc. to Invesco Advisers, Inc.
[5]	Name change effective April 30, 2011. Previously known as Oppenheimer Main Street Small-Cap Fund®/VA.

A-3

APPENDIX B – Deductions for Taxes – Qualified and Non-qualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Non-qualified	Qualified
California		X	2.35%	0.50%
Florida[3]		X	1.00	1.00
Maine	X		2.00
Nevada		X	3.50
South Dakota	X		1.25[1]
Texas		X	0.04[2]	0.04
West Virginia		X	1.00	1.00
Wyoming		X	1.00
Commonwealth of Puerto Rico		X	1.00	1.00
NOTE:	The above tax deduction rates are as of January 1, 2011. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Deductions and Charges—Tax.”

[1]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[2]	Texas charges an insurance department “maintenance fee” of .04% on annuity considerations, but the department allows this to be paid upon annuitization.
[3]	Florida, while imposing a tax, grants exemption from the tax if the insurer can show the savings from the exemption is passed on to Florida policy owners.

B-1

APPENDIX C – Financial Highlights

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information (“SAI”). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

Phoenix Life Insurance Company
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027

Death Benefit Option 1 Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
From 01/01/2010 To 12/31/2010	$0.940	$1.169	7
DWS Equity 500 Index VIP – Class A
From 01/01/2007 To 12/31/2007	$1.254	$1.238	61
From 01/01/2008 To 12/31/2008	$1.238	$0.769	600
From 01/01/2009 To 12/31/2009	$0.769	$0.959	11
From 01/01/2010 To 12/31/2010	$0.959	$1.086	117
Federated Fund for U.S. Government Securities II
From 01/01/2008 To 12/31/2008	$1.077	$1.109	5
From 01/01/2009 To 12/31/2009	$1.109	$1.152	19
From 01/01/2010 To 12/31/2010	$1.152	$1.196	69
Federated High Income Bond Fund II – Primary Shares
From 01/01/2010 To 12/31/2010	$1.267	$1.435	3
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.988	555
Fidelity® VIP Contrafund® Portfolio – Service Class
From 01/01/2007 To 12/31/2007	$1.243	$1.443	16
From 01/01/2008 To 12/31/2008	$1.443	$0.818	313
From 01/01/2009 To 12/31/2009	$0.818	$1.095	20
From 01/01/2010 To 12/31/2010	$1.095	$1.267	45
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2007 To 12/31/2007	$1.251	$1.369	98
From 01/01/2008 To 12/31/2008	$1.369	$0.608	463
From 01/01/2009 To 12/31/2009	$0.608	$0.874	25
From 01/01/2010 To 12/31/2010	$0.874	$1.068	635
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/26/2007* To 12/31/2007	$1.012	$1.033	223
From 01/01/2008 To 12/31/2008	$1.033	$0.986	477
From 01/01/2009 To 12/31/2009	$0.986	$1.127	140
From 01/01/2010 To 12/31/2010	$1.127	$1.198	529
Franklin Income Securities Fund – Class 2
From 04/28/2006* To 12/31/2006	$1.000	$1.111	441
From 01/01/2007 To 12/31/2007	$1.111	$1.138	1,131
From 01/01/2008 To 12/31/2008	$1.138	$0.791	1,665
From 01/01/2009 To 12/31/2009	$0.791	$1.059	123
From 01/01/2010 To 12/31/2010	$1.059	$1.178	1,420
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.047	242

C-1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.025	335
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.040	57
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.011	286
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 01/01/2008 To 12/31/2008	$1.153	$0.939	2
From 01/01/2009 To 12/31/2009	$0.939	$1.246	52
From 01/01/2010 To 12/31/2010	$1.246	$1.382	8
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 01/01/2007 To 12/31/2007	$1.277	$1.243	70
From 01/01/2008 To 12/31/2008	$1.243	$0.780	85
From 01/01/2009 To 12/31/2009	$0.780	$0.916	1
From 01/01/2010 To 12/31/2010	$0.916	$1.062	56
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
From 01/01/2007 To 12/31/2007	$1.251	$1.174	1
From 01/01/2008 To 12/31/2008	$1.174	$0.703	1
From 01/01/2009 To 12/31/2009	$0.703	$0.879	11
From 01/01/2010 To 12/31/2010	$0.879	$1.089	1
Mutual Shares Securities Fund – Class 2
From 01/01/2006 To 12/31/2006	$1.077	$1.259	377
From 01/01/2007 To 12/31/2007	$1.259	$1.287	972
From 01/01/2008 To 12/31/2008	$1.287	$0.799	1,605
From 01/01/2009 To 12/31/2009	$0.799	$0.995	71
From 01/01/2010 To 12/31/2010	$0.995	$1.092	1,489
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2007 To 12/31/2007	$1.277	$1.117	62
From 01/01/2008 To 12/31/2008	$1.117	$0.691	317
From 01/01/2009 To 12/31/2009	$0.691	$0.884	164
From 01/01/2010 To 12/31/2010	$0.884	$1.038	457
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 01/01/2007 To 12/31/2007	$1.090	$0.972	55
From 01/01/2008 To 12/31/2008	$0.972	$0.595	259
From 01/01/2009 To 12/31/2009	$0.595	$0.805	12
From 01/01/2010 To 12/31/2010	$0.805	$0.978	336
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2007 To 12/31/2007	$0.992	$1.158	84
From 01/01/2008 To 12/31/2008	$1.158	$0.642	267
From 01/01/2009 To 12/31/2009	$0.642	$0.897	174
From 01/01/2010 To 12/31/2010	$0.897	$1.101	371
PIMCO Real Return Portfolio – Advisor Class
From 01/01/2007 To 12/31/2007	$1.039	$1.108	103
From 01/01/2008 To 12/31/2008	$1.108	$1.016	135
From 01/01/2009 To 12/31/2009	$1.016	$1.186	221
From 01/01/2010 To 12/31/2010	$1.186	$1.265	144
PIMCO Total Return Portfolio – Advisor Class
From 04/28/2006* To 12/31/2006	$1.156	$1.289	201
From 01/01/2007 To 12/31/2010	$1.289	$1.375	598

C-2

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Bond Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.020	34
From 01/01/2008 To 12/31/2008	$1.020	$1.042	257
From 01/01/2009 To 12/31/2009	$1.042	$1.143	1
From 01/01/2010 To 12/31/2010	$1.143	$1.211	393
Sentinel Variable Products Common Stock Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.023	110
From 01/01/2008 To 12/31/2008	$1.023	$0.676	917
From 01/01/2009 To 12/31/2009	$0.676	$0.853	8
From 01/01/2010 To 12/31/2010	$0.853	$0.976	1,355
Sentinel Variable Products Small Company Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.005	16
From 01/01/2008 To 12/31/2008	$1.005	$0.672	122
From 01/01/2009 To 12/31/2009	$0.672	$0.844	2
From 01/01/2010 To 12/31/2010	$0.844	$1.031	163
Templeton Developing Markets Securities Fund – Class 2
From 01/01/2010 To 12/31/2010	$1.081	$1.256	13
Templeton Foreign Securities Fund – Class 2
From 01/01/2007 To 12/31/2007	$1.412	$1.520	18
From 01/01/2008 To 12/31/2008	$1.520	$0.895	21
From 01/01/2009 To 12/31/2009	$0.895	$1.211	56
From 01/01/2010 To 12/31/2010	$1.211	$1.297	21
Templeton Growth Securities Fund – Class 2
From 01/01/2006 To 12/31/2006	$1.085	$1.306	364
From 01/01/2007 To 12/31/2007	$1.306	$1.319	943
From 01/01/2008 To 12/31/2008	$1.319	$0.751	1,686
From 01/01/2009 To 12/31/2009	$0.751	$0.973	56
From 01/01/2010 To 12/31/2010	$0.973	$1.032	1,573
Virtus Growth & Income Series
From 01/01/2010 To 12/31/2010	$0.990	$1.103	11
Virtus International Series
From 01/01/2006 To 12/31/2006	$1.194	$1.501	6
From 01/01/2007 To 12/31/2007	$1.501	$1.704	101
From 01/01/2008 To 12/31/2008	$1.704	$1.027	499
From 01/01/2009 To 12/31/2009	$1.027	$1.418	337
From 01/01/2010 To 12/31/2010	$1.418	$1.589	673
Virtus Multi-Sector Fixed Income Series
From 01/01/2006 To 12/31/2006	$1.011	$1.067	35
From 01/01/2007 To 12/31/2007	$1.067	$1.093	172
From 01/01/2008 To 12/31/2008	$1.093	$0.886	567
From 01/01/2009 To 12/31/2009	$0.886	$1.226	373
From 01/01/2010 To 12/31/2010	$1.226	$1.384	635
Virtus Real Estate Securities Series
From 01/01/2006 To 12/31/2006	$1.100	$1.489	2
From 01/01/2007 To 12/31/2007	$1.489	$1.239	32
From 01/01/2008 To 12/31/2008	$1.239	$0.772	161
From 01/01/2009 To 12/31/2009	$0.772	$0.985	282
From 01/01/2010 To 12/31/2010	$0.985	$1.245	229

C-3

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Small-Cap Growth Series
From 01/01/2008 To 12/31/2008	$1.571	$0.854	174
From 01/01/2009 To 12/31/2009	$0.854	$1.032	660
From 01/01/2010 To 12/31/2010	$1.032	$1.157	16
Virtus Small-Cap Value Series
From 01/01/2008 To 12/31/2008	$1.198	$0.734	1
From 01/01/2009 To 12/31/2009	$0.734	$0.877	638
From 01/01/2010 To 12/31/2010	$0.877	$1.016	330
Virtus Strategic Allocation Series
From 01/01/2010 To 12/31/2010	$1.065	$1.191	6
Wanger International
From 01/01/2007 To 12/31/2007	$1.762	$1.822	36
From 01/01/2008 To 12/31/2008	$1.822	$0.979	147
From 01/01/2009 To 12/31/2009	$0.979	$1.448	1,616
From 01/01/2010 To 12/31/2010	$1.448	$1.786	164
Wanger International Select
From 01/01/2007 To 12/31/2007	$1.760	$1.875	1
From 01/01/2008 To 12/31/2008	$1.875	$1.031	1
From 01/01/2009 To 12/31/2009	$1.031	$1.353	1,322
From 01/01/2010 To 12/31/2010	$1.353	$1.631	1
Wanger Select
From 01/01/2006 To 12/31/2006	$1.131	$1.337	2
From 01/01/2007 To 12/31/2007	$1.337	$1.444	3
From 01/01/2008 To 12/31/2008	$1.444	$0.726	14
From 01/01/2009 To 12/31/2009	$0.726	$1.192	1,559
From 01/01/2010 To 12/31/2010	$1.192	$1.490	10
Wanger USA
From 01/01/2007 To 12/31/2007	$1.233	$1.209	9
From 01/01/2008 To 12/31/2008	$1.209	$0.720	12
From 01/01/2009 To 12/31/2009	$0.720	$1.011	1,641
From 01/01/2010 To 12/31/2010	$1.011	$1.232	19

*Date subaccount began operations.

Death Benefit Option 2 Contracts

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 03/24/2008* To 12/31/2008	$1.000	$0.746	184
From 01/01/2009 To 12/31/2009	$0.746	$0.914	154
From 01/01/2010 To 12/31/2010	$0.914	$0.993	62
DWS Equity 500 Index VIP – Class A
From 12/28/2005* To 12/31/2005	$1.051	$1.043	0†
From 01/01/2006 To 12/31/2006	$1.043	$1.186	64
From 01/01/2007 To 12/31/2007	$1.186	$1.230	66
From 01/01/2008 To 12/31/2008	$1.230	$0.762	872
From 01/01/2009 To 12/31/2009	$0.762	$0.948	4
From 01/01/2010 To 12/31/2010	$0.948	$1.071	71

C-4

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
DWS Small Cap Index VIP – Class A
From 01/01/2010 To 12/31/2010	$0.913	$1.136	11
Federated Fund for U.S. Government Securities II
From 12/28/2005* To 12/31/2005	$0.996	$0.996	0†
From 01/01/2006 To 12/31/2006	$0.996	$1.022	252
From 01/01/2007 To 12/31/2007	$1.022	$1.070	277
From 01/01/2008 To 12/31/2008	$1.070	$1.099	265
From 01/01/2009 To 12/31/2009	$1.099	$1.139	5
From 01/01/2010 To 12/31/2010	$1.139	$1.179	233
Federated High Income Bond Fund II – Primary Shares
From 01/01/2007 To 12/31/2007	$1.158	$1.141	3
From 01/01/2008 To 12/31/2008	$1.141	$0.832	9
From 01/01/2009 To 12/31/2009	$0.832	$1.252	5
Federated Prime Money Fund II
From 01/22/2010* To 12/31/2010	$1.000	$0.986	173
Fidelity® VIP Contrafund® Portfolio – Service Class
From 01/01/2007 To 12/31/2007	$1.276	$1.434	12
From 01/01/2008 To 12/31/2008	$1.434	$0.810	402
From 01/01/2009 To 12/31/2009	$0.810	$1.083	10
From 01/01/2010 To 12/31/2010	$1.083	$1.249	26
Fidelity® VIP Growth Opportunities Portfolio – Service Class
From 12/28/2005* To 12/31/2005	$1.094	$1.082	0†
From 01/01/2006 To 12/31/2006	$1.082	$1.123	43
From 01/01/2007 To 12/31/2007	$1.123	$1.360	236
From 01/01/2008 To 12/31/2008	$1.360	$0.602	447
From 01/01/2009 To 12/31/2009	$0.602	$0.864	22
From 01/01/2010 To 12/31/2010	$0.864	$1.053	502
Fidelity® VIP Growth Portfolio – Service Class
From 01/01/2007 To 12/31/2007	$1.261	$1.400	8
From 01/01/2008 To 12/31/2008	$1.400	$0.727	74
From 01/01/2009 To 12/31/2009	$0.727	$0.918	21
From 01/01/2010 To 12/31/2010	$0.918	$1.122	30
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
From 01/26/2007* To 12/31/2007	$1.012	$1.031	198
From 01/01/2008 To 12/31/2008	$1.031	$0.981	219
From 01/01/2009 To 12/31/2009	$0.981	$1.118	145
From 01/01/2010 To 12/31/2010	$1.118	$1.186	222
Franklin Flex Cap Growth Securities Fund – Class 2
From 03/24/2008* To 12/31/2008	$1.000	$0.726	6
From 01/01/2009 To 12/31/2009	$0.726	$0.951	75
From 01/01/2010 To 12/31/2010	$0.951	$1.088	5
Franklin Income Securities Fund – Class 2
From 04/28/2006* To 12/31/2006	$1.000	$1.109	98
From 01/01/2007 To 12/31/2007	$1.109	$1.133	484
From 01/01/2008 To 12/31/2008	$1.133	$0.785	1,204
From 01/01/2009 To 12/31/2009	$0.785	$1.049	103
From 01/01/2010 To 12/31/2010	$1.049	$1.164	713
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.024	162

C-5

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.039	59
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 11/19/2010* To 12/31/2010	$1.000	$1.011	223
Invesco V.I. Capital Appreciation Fund – Series I Shares
From 12/28/2005* To 12/31/2005	$1.110	$1.100	0†
From 01/01/2006 To 12/31/2006	$1.100	$1.152	38
From 01/01/2007 To 12/31/2007	$1.152	$1.271	39
From 01/01/2008 To 12/31/2008	$1.271	$0.720	41
From 01/01/2009 To 12/31/2009	$0.720	$0.859	205
From 01/01/2010 To 12/31/2010	$0.859	$0.977	44
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 01/01/2007 To 12/31/2007	$1.135	$1.146	8
From 01/01/2008 To 12/31/2008	$1.146	$0.931	7
From 01/01/2009 To 12/31/2009	$0.931	$1.231	40
From 01/01/2010 To 12/31/2010	$1.231	$1.362	4
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 01/01/2007 To 12/31/2007	$1.212	$1.235	220
From 01/01/2008 To 12/31/2008	$1.235	$0.773	184
From 01/01/2009 To 12/31/2009	$0.773	$0.906	3
From 01/01/2010 To 12/31/2010	$0.906	$1.048	188
Mutual Shares Securities Fund – Class 2
From 01/01/2006 To 12/31/2006	$1.076	$1.254	84
From 01/01/2007 To 12/31/2007	$1.254	$1.278	420
From 01/01/2008 To 12/31/2008	$1.278	$0.792	1,146
From 01/01/2009 To 12/31/2009	$0.792	$0.983	91
From 01/01/2010 To 12/31/2010	$0.983	$1.077	743
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2007 To 12/31/2007	$1.033	$1.113	118
From 01/01/2008 To 12/31/2008	$1.113	$0.686	282
From 01/01/2009 To 12/31/2009	$0.686	$0.876	174
From 01/01/2010 To 12/31/2010	$0.876	$1.026	306
Oppenheimer Global Securities Fund/VA – Service Shares
From 01/01/2007 To 12/31/2007	$1.097	$1.109	8
From 01/01/2008 To 12/31/2008	$1.109	$0.652	8
From 01/01/2009 To 12/31/2009	$0.652	$0.895	40
From 01/01/2010 To 12/31/2010	$0.895	$1.020	4
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
From 01/01/2007 To 12/31/2007	$0.995	$0.968	111
From 01/01/2008 To 12/31/2008	$0.968	$0.591	217
From 01/01/2009 To 12/31/2009	$0.591	$0.797	5
From 01/01/2010 To 12/31/2010	$0.797	$0.966	215
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2007 To 12/31/2007	$0.992	$1.153	88
From 01/01/2008 To 12/31/2008	$1.153	$0.637	161
From 01/01/2009 To 12/31/2009	$0.637	$0.889	181
From 01/01/2010 To 12/31/2010	$0.889	$1.088	173

C-6

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
PIMCO Real Return Portfolio – Advisor Class
From 01/01/2007 To 12/31/2007	$1.010	$1.103	5
From 01/01/2008 To 12/31/2008	$1.103	$1.009	29
From 01/01/2009 To 12/31/2009	$1.009	$1.175	200
From 01/01/2010 To 12/31/2010	$1.175	$1.250	40
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2008 To 12/31/2008	$1.104	$1.138	25
From 01/01/2009 To 12/31/2009	$1.138	$1.277	195
From 01/01/2010 To 12/31/2010	$1.277	$1.359	785
Sentinel Variable Products Balanced Fund
From 01/01/2008 To 12/31/2008	$1.016	$0.761	6
From 01/01/2009 To 12/31/2009	$0.761	$0.910	3
From 01/01/2010 To 12/31/2010	$0.910	$1.006	5
Sentinel Variable Products Bond Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.019	23
From 01/01/2008 To 12/31/2008	$1.019	$1.038	138
From 01/01/2009 To 12/31/2009	$1.038	$1.136	3
From 01/01/2010 To 12/31/2010	$1.136	$1.201	155
Sentinel Variable Products Common Stock Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.022	91
From 01/01/2008 To 12/31/2008	$1.022	$0.674	617
From 01/01/2009 To 12/31/2009	$0.674	$0.848	4
From 01/01/2010 To 12/31/2010	$0.848	$0.968	700
Sentinel Variable Products Small Company Fund
From 09/07/2007* To 12/31/2007	$1.000	$1.004	87
From 01/01/2008 To 12/31/2008	$1.004	$0.670	94
From 01/01/2009 To 12/31/2009	$0.670	$0.839	4
From 01/01/2010 To 12/31/2010	$0.839	$1.023	96
Templeton Developing Markets Securities Fund – Class 2
From 01/01/2007 To 12/31/2007	$1.156	$1.353	3
From 01/01/2008 To 12/31/2008	$1.353	$0.630	3
From 01/01/2009 To 12/31/2009	$0.630	$1.071	46
From 01/01/2010 To 12/31/2010	$1.071	$1.241	3
Templeton Foreign Securities Fund – Class 2
From 01/01/2007 To 12/31/2007	$1.394	$1.510	4
From 01/01/2008 To 12/31/2008	$1.510	$0.887	4
From 01/01/2009 To 12/31/2009	$0.887	$1.197	62
From 01/01/2010 To 12/31/2010	$1.197	$1.279	4
Templeton Growth Securities Fund – Class 2
From 01/01/2006 To 12/31/2006	$1.084	$1.300	81
From 01/01/2007 To 12/31/2007	$1.300	$1.311	401
From 01/01/2008 To 12/31/2008	$1.311	$0.745	1,206
From 01/01/2009 To 12/31/2009	$0.745	$0.962	85
From 01/01/2010 To 12/31/2010	$0.962	$1.017	782
Virtus Growth and Income Series
From 12/28/2005* To 12/31/2005	$1.043	$1.035	0†
From 01/01/2006 To 12/31/2006	$1.035	$1.194	35
From 01/01/2007 To 12/31/2007	$1.194	$1.255	36
From 01/01/2008 To 12/31/2008	$1.255	$0.804	37
From 01/01/2009 To 12/31/2009	$0.804	$0.978	207
From 01/01/2010 To 12/31/2010	$0.978	$1.087	39

C-7

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus International Series
From 01/01/2006 To 12/31/2006	$1.192	$1.496	97
From 01/01/2007 To 12/31/2007	$1.496	$1.693	266
From 01/01/2008 To 12/31/2008	$1.693	$1.018	490
From 01/01/2009 To 12/31/2009	$1.018	$1.402	239
From 01/01/2010 To 12/31/2010	$1.402	$1.567	507
Virtus Multi-Sector Fixed Income Series
From 12/28/2005* To 12/31/2005	$1.010	$1.010	0†
From 01/01/2006 To 12/31/2006	$1.010	$1.063	54
From 01/01/2007 To 12/31/2007	$1.063	$1.086	220
From 01/01/2008 To 12/31/2008	$1.086	$0.878	318
From 01/01/2009 To 12/31/2009	$0.878	$1.212	317
From 01/01/2010 To 12/31/2010	$1.212	$1.365	286
Virtus Real Estate Securities Series
From 01/01/2006 To 12/31/2006	$1.098	$1.483	12
From 01/01/2007 To 12/31/2007	$1.483	$1.231	65
From 01/01/2008 To 12/31/2008	$1.231	$0.765	164
From 01/01/2009 To 12/31/2009	$0.765	$0.973	232
From 01/01/2010 To 12/31/2010	$0.973	$1.227	151
Virtus Small-Cap Growth Series
From 01/01/2010 To 12/31/2010	$1.020	$1.141	4
Virtus Small-Cap Value Series
From 01/01/2006 To 12/31/2006	$1.073	$1.234	3
From 01/01/2007 To 12/31/2007	$1.234	$1.190	11
From 01/01/2008 To 12/31/2008	$1.190	$0.728	9
From 01/01/2009 To 12/31/2009	$0.728	$0.867	861
From 01/01/2010 To 12/31/2010	$0.867	$1.002	244
Wanger International
From 01/01/2006 To 12/31/2006	$1.170	$1.580	10
From 01/01/2007 To 12/31/2007	$1.580	$1.810	38
From 01/01/2008 To 12/31/2008	$1.810	$0.970	93
From 01/01/2009 To 12/31/2009	$0.970	$1.431	1,165
From 01/01/2010 To 12/31/2010	$1.431	$1.761	84
Wanger International Select
From 01/01/2010 To 12/31/2010	$1.337	$1.608	4
Wanger Select
From 01/01/2007 To 12/31/2007	$1.459	$1.435	3
From 01/01/2008 To 12/31/2008	$1.435	$0.720	3
From 01/01/2009 To 12/31/2009	$0.720	$1.178	1,133
From 01/01/2010 To 12/31/2010	$1.178	$1.469	3
Wanger USA
From 01/01/2007 To 12/31/2007	$1.206	$1.201	4
From 01/01/2008 To 12/31/2008	$1.201	$0.713	4
From 01/01/2009 To 12/31/2009	$0.713	$0.999	1,184
From 01/01/2010 To 12/31/2010	$0.999	$1.214	4

*Date subaccount began operations.

†Amount is less than 500 units.

C-8

Phoenix Dimensions®

Phoenix Life Variable Accumulation Account (“Separate Account”)

Phoenix Life Insurance Company

Variable Accumulation Deferred Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION	April 29, 2011

Home Office:	Phoenix Life Insurance Company
Phoenix Life Insurance Company	Annuity Operations Division
One American Row	PO Box 8027
Hartford, Connecticut 06102-5056	Boston, Massachusetts 02266-8027

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated April 29, 2011. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company (“Phoenix”) at the above address or by calling 800/541-0171 or by visiting our website at www.phoenixwm.com.

1

Phoenix Life Insurance Company

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by “demutualizing” pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company (“Phoenix”). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut 06102-5056. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Underwriter

1851 Securities, Inc. (“1851”) is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated February 5, 2009. 1851 is a directly wholly owned subsidiary of PFG Holdings, Inc. (“PFG”). PFG is an indirectly owned subsidiary of PNX. 1851 is an affiliated subsidiary of both the Separate Account and Phoenix. 1851’s business address is One American Row, Hartford, CT 06102-5056.

1851, as underwriter, offers these policies on a continuous basis. 1851 is not compensated for any underwriting commissions.

Services

Servicing Agent

Between January 1, 2010 and November 19, 2010, the Phoenix Edge Series Fund reimbursed Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company. Effective November 5, 2010, the Phoenix Edge Series Fund changed its name to Virtus Variable Insurance Trust (“Trust”).

The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the Trust for the last three fiscal years were based on a percentage of the Fund’s average daily net assets as follows:

Year Ended December 31,	Fee Paid by the Trust
2008	$1.3 Million
2009	$1.7 Million
Through November 19, 2010	$9,153,887.54

Between November 20, 2010 and December 31, 2010, the Trust reimbursed Phoenix Life Insurance Company $812,855.08.

Other Service Providers

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2008	$ 70,000
2009	$125,000
2010	0

Under a contract with PLIC, Tata Consulting Services augments PLIC’s U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:

Year Ended December 31,	Fee Paid
2008	$355,003.04
2009	$173,379.90
2010	0

Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) (formerly PNC Global Investment Servicing) and the Company, BNY Mellon provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.

Year Ended December 31,	Fee Paid
2008	$511,823.50
2009	$547,748.18
2010	$543,217.79

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the “Phoenix Companies”) have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 (“Alliance-One”) wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year. The fees below were paid during the last three fiscal years for such services.

2

Year Ended December 31,	Fee Paid
2008	$42,500
2009	$97,504
2010	$50,568

Information Sharing Agreements

Phoenix has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix or the underlying funds in accordance with their established policies.

Performance History/Calculation of Yield and Return

For detailed performance history, please visit our website at www.phoenixwm.com. The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Federated Prime Money Fund II1 Investment Option. We calculate the yield of the Federated Prime Money Fund II Investment Option for a 7-day “base period” by determining the “net change in value” of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week’s return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

[1]	The Phoenix Money Market Series was liquidated on or about January 22, 2010 and replaced by the Federated Prime Money Fund II.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.225% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

The Federated Prime Money Fund II Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

The following examples of a return/yield calculations for the Federated Prime Money Fund II Investment Option were based on the 7-day period ending December 31, 2010:

Contracts with Death Benefit Option 1:
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999759
Calculation:
Ending account value	0.999759
Less beginning account value	1.000000
Net change in account value	-0.000241
Base period return: (net change/beginning account value)	-0.000241
Current yield = return x (365/7) =	-1.26%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.25%

Contracts with Death Benefit Option 2:
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999710
Calculation:
Ending account value	0.999710
Less beginning account value	1.000000
Net change in account value	-0.000290
Base period return: (net change/beginning account value)	-0.000290
Current yield = return x (365/7) =	-1.51%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.508%

Contracts with Death Benefit Option 3:
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999710
Calculation:
Ending account value	0.999710
Less beginning account value	1.000000
Net change in account value	-0.000290
Base period return: (net change/beginning account value)	-0.000290
Current yield = return x (365/7) =	-1.519%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.50%

3

Contracts with Death Benefit Option 4:
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999660
Calculation:
Ending account value	0.999660
Less beginning account value	1.000000
Net change in account value	-0.000340
Base period return: (net change/beginning account value)	-0.000340
Current yield = return x (365/7) =	-1.77%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.76%

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)	we assume a hypothetical $1,000 initial investment in the investment option;

(2)	we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3)	we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4)	to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n) ) – 1

Where:

II =	a hypothetical initial payment of $1,000
R =	average annual total return for the period
n =	number of years in the period
ERV	= ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each investment option. If a investment option has not been available for at least ten years, we will provide total returns for other relevant periods.

Performance Information

Advertisements, sales literature and other communications may contain information about a series’ or advisor’s current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series’ specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series’ total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial AverageSM (“DJIA”)

CS First Boston High Yield Index

Citigroup Corporate Index

Citigroup Government Bond Index

Standard & Poor’s 500 Index® (“S&P 500”)

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

Lipper Analytical Services

Morningstar, Inc.

Thomson Financial

A fund may also compare a series’ performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results posted in publications such as:

Barron’s

Business Week

Changing Times

Consumer Reports

Financial Planning

Financial Services Weekly

Forbes

Fortune

Investor’s Business Daily

Money

The New York Times

Personal Investor

Registered Representative

U.S. News and World Report

The Wall Street Journal

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

The Dow Jones Industrial AverageSM (“DJIA”)

CS First Boston High Yield Index

Citigroup Corporate Index

Citigroup Government Bond Index

S&P 500

The DJIA is an unweighted index of 30 industrial “blue chip” U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account

4

for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor’s Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to “weight” the influence of a stock’s price on the index. Simply put, larger companies’ stock prices influence the index more than smaller companies’ stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company’s relative size has no bearing on its impact on the index.

Calculation of Annuity Payments

See your prospectus in the section titled “The Annuity Period” for a description of the annuity payment options.

You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments

Fixed annuity payments are determined by the total dollar value for all investment options’ accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

For certain contracts, including those issued on and after May 1, 2008, under Annuity Payment Options A, B, D, E and F, the applicable annuity payment option rate used to determine the payment amount will not be less than the rate based on the 2000 Individual Annuity Mortality Table with a 10-year age setback and an interest rate of 2.5%. Under Annuity Payment Options G and H the guaranteed interest rate is 1.5%.

Please see your contract for the Annuity Mortality Tables that would apply to fixed annuity payments under your contract.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments

Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.

In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.

Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of Contract Value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the investment options. See your prospectus in the section titled “Deductions and Charges.” Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

Experts

The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2010 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports (of which Phoenix Life Insurance Company’s report contains an explanatory paragraph relating to the fact that subsequent to the first quarter of 2009 Phoenix Life Insurance Company has had minimal sales of life and annuity products) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

5

ANNUAL REPORT

PHOENIX LIFE VARIABLE

ACCUMULATION ACCOUNT

December 31, 2010

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

	Alger Capital Appreciation Portfolio – Class I-2 Shares	AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A

Assets:
Investments at fair value	$1,426,565	$378,167	$91,593	$4,283,907

Total assets	1,426,565	378,167	91,593	4,283,907

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$1,426,565	$378,167	$91,593	$4,283,907

Net assets:
Accumulation units	$1,402,861	$378,167	$91,593	$4,283,907
Contracts in payout (annuitization) period	23,704	-	-	-

Total net assets	$1,426,565	$378,167	$91,593	$4,283,907

Units outstanding	1,394,090	382,389	78,345	3,626,076

Investment shares held	27,348	33,231	1,340	325,278
Investments at cost	$720,212	$311,633	$77,738	$3,578,085

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$0.94	$-	$-	$1.24
Freedom Edge®	$1.80	$-	$-	$-
Group Strategic Edge®	$0.96	$-	$1.17	$1.21
Phoenix Dimensions® Option 1	$-	$-	$1.17	$1.09
Phoenix Dimensions® Option 2	$-	$0.99	$-	$1.07
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$1.50	$0.99	$-	$1.13
Phoenix Investor’s Edge® Option 2	$1.48	$0.98	$1.15	$1.11
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.61	$-	$-	$1.17
Phoenix Spectrum Edge® Option 2	$1.59	$-	$-	$1.16
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$-	$-	$-
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$0.96	$-	$-	$1.20
The Big Edge Plus®	$0.96	$1.00	$1.17	$1.21
The Phoenix Edge®—VA NY Option 1	$1.25	$-	$1.18	$1.25
The Phoenix Edge®—VA NY Option 2	$1.36	$-	$-	$1.21

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II
Assets:

Investments at fair value	$195,061	$12,743,171	$3,029,559	$27,587,717

Total assets	195,061	12,743,171	3,029,559	27,587,717

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	1

Total net assets	$195,061	$12,743,171	$3,029,559	$27,587,716

Net assets:
Accumulation units	$195,061	$12,063,866	$2,913,047	$27,188,378
Contracts in payout (annuitization) period	-	679,305	116,512	399,338

Total net assets	$195,061	$12,743,171	$3,029,559	$27,587,716

Units outstanding	170,576	8,813,976	1,761,981	27,938,463

Investment shares held	15,718	1,108,100	430,948	27,587,717
Investments at cost	$174,877	$12,531,850	$3,227,028	$27,587,717

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$-	$1.61	$1.79	$0.99
Freedom Edge®	$-	$1.22	$-	$0.98
Group Strategic Edge®	$1.14	$1.55	$1.69	$0.99
Phoenix Dimensions® Option 1	$-	$1.20	$1.44	$0.99
Phoenix Dimensions® Option 2	$1.14	$1.18	$-	$0.99
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$0.99
Phoenix Income Choice® with GPAF	$-			$-
Phoenix Investor’s Edge® Option 1	$-	$1.29	$1.77	$0.98
Phoenix Investor’s Edge® Option 2	$1.13	$1.27	$1.75	$0.98
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$-	$1.35	$1.88	$0.99
Phoenix Spectrum Edge® Option 2	$-	$1.33	$1.86	$0.99
Phoenix Spectrum Edge® Option 3	$-	$1.31	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$-	$0.99
Phoenix Spectrum Edge®+ Option 2	$-	$-	$-	$0.99
Retirement Planner’s Edge	$-	$1.38	$1.82	$0.99
Templeton Investment Plus	$-	$-	$-	$0.99
The Big Edge Choice®—NY	$-	$1.55	$1.67	$0.99
The Big Edge Plus®	$1.14	$1.55	$1.69	$0.99
The Phoenix Edge®—VA NY Option 1	$-	$1.44	$1.91	$0.99
The Phoenix Edge®—VA NY Option 2	$-	$1.40	$1.82	$0.99

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Assets:

Investments at fair value	$14,332,125	$5,256,737	$1,971,554	$3,756,757

Total assets	14,332,125	5,256,737	1,971,554	3,756,757

Liabilities:
Payable to Phoenix Life Insurance Company	-	1	-	-

Total net assets	$14,332,125	$5,256,736	$1,971,554	$3,756,757

Net assets:
Accumulation units	$14,254,498	$5,255,341	$1,930,467	$3,755,994
Contracts in payout (annuitization) period	77,627	1,395	41,087	763

Total net assets	$14,332,125	$5,256,736	$1,971,554	$3,756,757

Units outstanding	10,421,235	5,499,934	2,468,880	3,152,224

Investment shares held	601,937	293,834	53,301	295,109
Investments at cost	$13,332,022	$4,656,074	$1,541,284	$3,627,844

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.39	$0.82	$0.72	$1.21
Freedom Edge®	$1.62	$1.22	$-	$1.18
Group Strategic Edge®	$1.34	$0.78	$0.71	$1.20
Phoenix Dimensions® Option 1	$1.27	$1.07	$-	$1.20
Phoenix Dimensions® Option 2	$1.25	$1.05	$1.12	$1.19
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$1.04	$-	$1.20
Phoenix Investor’s Edge® Option 1	$1.63	$1.10	$1.01	$1.18
Phoenix Investor’s Edge® Option 2	$1.60	$1.09	$1.00	$1.17
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.69	$1.14	$1.07	$1.21
Phoenix Spectrum Edge® Option 2	$1.67	$1.13	$1.06	$1.20
Phoenix Spectrum Edge® Option 3	$-	$-	$1.04	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$0.86	$-	$1.18
Phoenix Spectrum Edge®+ Option 2	$-	$0.85	$-	$1.18
Retirement Planner’s Edge	$1.59	$-	$0.93	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.33	$0.81	$0.70	$1.19
The Big Edge Plus®	$1.34	$0.78	$0.71	$1.20
The Phoenix Edge®—VA NY Option 1	$1.62	$0.96	$0.94	$1.21
The Phoenix Edge®—VA NY Option 2	$1.57	$1.01	$0.81	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Franklin Flex Cap Growth Securities Fund – Class 2	Franklin Income Securities Fund – Class 2	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Assets:

Investments at fair value	$77,226	$6,394,553	$664,017	$3,747,698

Total assets	77,226	6,394,553	664,017	3,747,698

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$77,226	$6,394,553	$664,017	$3,747,698

Net assets:
Accumulation units	$77,226	$6,394,553	$664,017	$3,691,282
Contracts in payout (annuitization) period	-	-	-	56,416

Total net assets	$77,226	$6,394,553	$664,017	$3,747,698

Units outstanding	70,639	5,678,544	634,424	3,658,923

Investment shares held	6,081	431,479	71,708	368,505
Investments at cost	$66,655	$7,094,611	$639,661	$3,681,459

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$-	$1.11	$-	$-
Freedom Edge®	$-	$1.16	$-	$1.02
Group Strategic Edge®	$-	$1.10	$1.05	$1.02
Phoenix Dimensions® Option 1	$-	$1.18	$1.05	$1.02
Phoenix Dimensions® Option 2	$1.09	$1.16	$-	$1.02
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$-	$1.16	$1.05	$1.02
Phoenix Investor’s Edge® Option 2	$1.08	$1.15	$1.05	$1.02
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.10	$1.19	$-	$1.02
Phoenix Spectrum Edge® Option 2	$-	$1.18	$-	$1.02
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$0.99	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$0.99	$-	$1.02
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$-	$1.09	$-	$1.02
The Big Edge Plus®	$1.10	$1.10	$1.05	$1.02
The Phoenix Edge®—VA NY Option 1	$-	$1.20	$1.05	$1.03
The Phoenix Edge®—VA NY Option 2	$-	$1.18	$1.05	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	Invesco V.I. Capital Appreciation Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Assets:

Investments at fair value	$982,140	$3,102,203	$1,823,706	$489,042

Total assets	982,140	3,102,203	1,823,706	489,042

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$982,140	$3,102,203	$1,823,706	$489,042

Net assets:
Accumulation units	$982,140	$2,898,191	$1,823,706	$489,042
Contracts in payout (annuitization) period	-	204,012	-	-

Total net assets	$982,140	$3,102,203	$1,823,706	$489,042

Units outstanding	945,058	3,068,374	1,968,632	445,549

Investment shares held	101,777	291,560	78,269	18,093
Investments at cost	$954,734	$3,073,478	$1,603,683	$451,026

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$-	$1.01	$0.92	$1.11
Freedom Edge®	$-	$1.01	$-	$-
Group Strategic Edge®	$1.04	$1.01	$0.84	$1.10
Phoenix Dimensions® Option 1	$1.04	$1.01	$-	$-
Phoenix Dimensions® Option 2	$1.04	$1.01	$0.98	$-
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$1.04	$1.01	$0.97	$1.08
Phoenix Investor’s Edge® Option 2	$1.04	$1.01	$0.95	$1.07
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.04	$-	$1.02	$1.10
Phoenix Spectrum Edge® Option 2	$1.04	$1.01	$1.01	$1.10
Phoenix Spectrum Edge® Option 3	$-	$-	$0.99	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$1.04	$1.01	$-	$-
Phoenix Spectrum Edge®+ Option 2	$1.04	$1.01	$-	$-
Retirement Planner’s Edge	$-	$-	$0.89	$1.09
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.04	$1.01	$0.89	$1.09
The Big Edge Plus®	$1.04	$1.01	$0.84	$1.10
The Phoenix Edge®—VA NY Option 1	$-	$-	$0.93	$1.12
The Phoenix Edge®—VA NY Option 2	$-	$1.01	$0.85	$1.10

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Invesco Van Kampen V.I. Equity and Income Fund – Class II	Lazard Retirement U.S. Small-mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:

Investments at fair value	$1,118,653	$238,239	$170,590	$1,882,381

Total assets	1,118,653	238,239	170,590	1,882,381

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$1,118,653	$238,239	$170,590	$1,882,381

Net assets:
Accumulation units	$1,118,653	$238,239	$167,867	$1,882,381
Contracts in payout (annuitization) period	-	-	2,723	-

Total net assets	$1,118,653	$238,239	$170,590	$1,882,381

Units outstanding	853,224	220,250	128,649	1,363,193

Investment shares held	90,287	16,956	15,452	157,787
Investments at cost	$1,199,904	$230,740	$238,731	$1,834,413

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.33	$1.09	$1.35	$1.41
Freedom Edge®	$1.29	$-	$-	$1.36
Group Strategic Edge®	$1.31	$1.08	$1.33	$1.39
Phoenix Dimensions® Option 1	$-	$-	$-	$1.38
Phoenix Dimensions® Option 2	$-	$-	$-	$1.36
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$1.28	$-	$-	$1.35
Phoenix Investor’s Edge® Option 2	$1.27	$-	$1.29	$1.34
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$-	$1.13	$1.34	$1.40
Phoenix Spectrum Edge® Option 2	$1.31	$1.12	$1.33	$1.39
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$-	$-	$-
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.30	$1.07	$1.32	$1.38
The Big Edge Plus®	$1.31	$1.08	$1.33	$1.39
The Phoenix Edge®—VA NY Option 1	$1.34	$-	$-	$1.41
The Phoenix Edge®—VA NY Option 2	$1.31	$-	$-	$1.39

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	Mutual Shares Securities Fund – Class 2	Neuberger Berman AMT Guardian Portfolio – S Class
Assets:
Investments at fair value	$5,585,300	$1,432,302	$10,704,907	$2,706,620

Total assets	5,585,300	1,432,302	10,704,907	2,706,620

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$5,585,300	$1,432,302	$10,704,907	$2,706,620

Net assets:
Accumulation units	$5,565,088	$1,429,147	$10,634,496	$2,705,842
Contracts in payout (annuitization) period	20,212	3,155	70,411	778

Total net assets	$5,585,300	$1,432,302	$10,704,907	$2,706,620

Units outstanding	5,297,620	1,300,796	8,029,532	2,762,734

Investment shares held	234,972	86,493	671,152	143,662
Investments at cost	$6,215,944	$1,694,945	$10,753,261	$2,562,916

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.08	$1.12	$1.38	$1.04
Freedom Edge®	$1.04	$1.08	$1.35	$1.02
Group Strategic Edge®	$1.06	$1.10	$1.70	$1.03
Phoenix Dimensions® Option 1	$1.06	$1.09	$1.09	$1.04
Phoenix Dimensions® Option 2	$1.05	$-	$1.08	$1.03
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	-	$-
Phoenix Income Choice®	$-	$-	$-	$1.04
Phoenix Investor’s Edge® Option 1	$1.04	$1.08	$1.29	$1.02
Phoenix Investor’s Edge® Option 2	$1.03	$1.07	$1.28	$1.01
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.07	$1.11	$1.34	$1.05
Phoenix Spectrum Edge® Option 2	$1.06	$1.10	$1.32	$1.04
Phoenix Spectrum Edge® Option 3	$1.05	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$0.83	$-	$0.80	$0.91
Phoenix Spectrum Edge®+ Option 2	$0.82	$0.83	$0.80	$0.91
Retirement Planner’s Edge	$-	$1.10	$1.36	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.05	$1.10	$1.65	$1.02
The Big Edge Plus®	$1.06	$1.10	$1.70	$1.03
The Phoenix Edge®—VA NY Option 1	$1.08	$1.13	$1.36	$1.06
The Phoenix Edge®—VA NY Option 2	$1.06	$1.10	$1.32	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Securities Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Assets:

Investments at fair value	$22,685	$37,011	$504,218	$1,896,308

Total assets	22,685	37,011	504,218	1,896,308

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$22,685	$37,011	$504,218	$1,896,308

Net assets:
Accumulation units	$22,685	$37,011	$504,218	$1,895,686
Contracts in payout (annuitization) period	-	-	-	622

Total net assets	$22,685	$37,011	$504,218	$1,896,308

Units outstanding	27,142	38,724	492,207	1,996,828

Investment shares held	1,850	925	16,785	108,361
Investments at cost	$18,529	$41,437	$529,135	$1,719,095

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$-	$0.97	$-	$1.03
Freedom Edge®	$0.81	$-	$1.02	$0.96
Group Strategic Edge®	$0.87	$0.96	$1.03	$1.01
Phoenix Dimensions® Option 1	$-	$-	$-	$0.98
Phoenix Dimensions® Option 2	$-	$-	$1.02	$0.97
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$0.98
Phoenix Investor’s Edge® Option 1	$0.80	$-	$-	$0.96
Phoenix Investor’s Edge® Option 2	$-	$-	$1.01	$0.95
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$0.82	$-	$1.04	$0.98
Phoenix Spectrum Edge® Option 2	$-	$-	$-	$0.98
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$-	$0.90
Phoenix Spectrum Edge®+ Option 2	$-	$-	$-	$0.90
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$0.86	$-	$1.02	$1.01
The Big Edge Plus®	$0.87	$0.96	$1.03	$1.01
The Phoenix Edge®—VA NY Option 1	$0.83	$-	$1.05	$0.99
The Phoenix Edge®—VA NY Option 2	$-	$-	$-	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund
Assets:

Investments at fair value	$2,607,842	$1,228,332	$5,024,138	$137,446

Total assets	2,607,842	1,228,332	5,024,138	137,446

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$2,607,842	$1,228,332	$5,024,138	$137,446

Net assets:
Accumulation units	$2,607,308	$1,228,332	$5,018,535	$137,446
Contracts in payout (annuitization) period	534	-	5,603	-

Total net assets	$2,607,842	$1,228,332	$5,024,138	$137,446

Units outstanding	2,336,410	980,771	3,703,326	228,004

Investment shares held	287,840	93,481	453,441	9,707
Investments at cost	$3,198,724	$1,182,909	$4,853,588	$243,774

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.17	$1.26	$1.36	$-
Freedom Edge®	$1.08	$1.24	$-	$-
Group Strategic Edge®	$1.16	$1.25	$1.35	$-
Phoenix Dimensions® Option 1	$1.10	$1.27	$1.37	$-
Phoenix Dimensions® Option 2	$1.09	$1.25	$1.36	$-
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$1.10	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$1.08	$-	$-	$0.59
Phoenix Investor’s Edge® Option 2	$1.07	$1.23	$1.34	$0.59
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.11	$1.27	$1.38	$-
Phoenix Spectrum Edge® Option 2	$1.10	$1.27	$1.37	$0.61
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$1.10	$-	$-	$-
Phoenix Spectrum Edge®+ Option 2	$1.10	$-	$1.32	$-
Retirement Planner’s Edge	$-	$-	$1.37	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.15	$-	$1.34	$-
The Big Edge Plus®	$1.16	$1.25	$1.35	$-
The Phoenix Edge®—VA NY Option 1	$1.12	$-	$1.40	$-
The Phoenix Edge®—VA NY Option 2	$-	$-	$1.37	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Rydex| SGI VT U.S. Long Short Momentum Fund	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund
Assets:

Investments at fair value	$288,803	$251,413	$2,275,648	$6,136,936

Total assets	288,803	251,413	2,275,648	6,136,936

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	1

Total net assets	$288,803	$251,413	$2,275,648	$6,136,935

Net assets:
Accumulation units	$288,803	$251,413	$2,275,014	$6,134,373
Contracts in payout (annuitization) period	-	-	634	2,562

Total net assets	$288,803	$251,413	$2,275,648	$6,136,935

Units outstanding	189,181	247,853	1,885,186	6,312,203

Investment shares held	22,563	21,039	232,447	450,913
Investments at cost	$205,697	$230,813	$2,366,543	$5,494,128

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.55	$-	$1.22	$0.98
Freedom Edge®	$-	$-	$1.20	$0.96
Group Strategic Edge®	$1.52	$1.01	$1.21	$0.98
Phoenix Dimensions® Option 1	$-	$-	$1.21	$0.98
Phoenix Dimensions® Option 2	$-	$1.01	$1.20	$0.97
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$1.21	$0.98
Phoenix Investor’s Edge® Option 1	$-	$-	$1.19	$0.96
Phoenix Investor’s Edge® Option 2	$-	$-	$1.19	$0.96
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.54	$-	$1.22	$0.98
Phoenix Spectrum Edge® Option 2	$-	$-	$1.21	$0.98
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$1.21	$0.98
Phoenix Spectrum Edge®+ Option 2	$-	$1.01	$1.21	$0.97
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$-	$-	$1.21	$0.97
The Big Edge Plus®	$1.52	$1.01	$1.21	$0.98
The Phoenix Edge®—VA NY Option 1	$-	$-	$1.23	$-
The Phoenix Edge®—VA NY Option 2	$-	$-	$-	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund	Templeton Developing Markets Securities Fund – Class 1	Templeton Developing Markets Securities Fund – Class 2
Assets:

Investments at fair value	$345,828	$1,091,004	$2,272,271	$2,438,141

Total assets	345,828	1,091,004	2,272,271	2,438,141

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$345,828	$1,091,004	$2,272,271	$2,438,141

Net assets:
Accumulation units	$343,910	$1,090,591	$2,264,027	$2,433,734
Contracts in payout (annuitization) period	1,918	413	8,244	4,407

Total net assets	$345,828	$1,091,004	$2,272,271	$2,438,141

Units outstanding	383,044	1,061,026	1,286,058	1,467,868

Investment shares held	32,051	74,881	199,322	215,764
Investments at cost	$370,223	$899,189	$1,775,125	$2,460,467

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$0.91	$1.04	$-	$1.72
Freedom Edge®	$-	$1.02	$-	$1.23
Group Strategic Edge®	$-	$1.03	$-	$1.64
Phoenix Dimensions® Option 1	$-	$1.03	$-	$1.26
Phoenix Dimensions® Option 2	$-	$1.02	$-	$1.24
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$1.03	$-	$-
Phoenix Investor’s Edge® Option 1	$-	$1.02	$-	$-
Phoenix Investor’s Edge® Option 2	$-	$1.01	$-	$1.22
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$-	$1.04	$-	$1.26
Phoenix Spectrum Edge® Option 2	$-	$1.03	$-	$1.26
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$1.03	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$1.03	$-	$-
Retirement Planner’s Edge	$-	$-	$-	$-
Templeton Investment Plus	$-	$-	$1.77	$-
The Big Edge Choice®—NY	$0.90	$1.03	$-	$3.69
The Big Edge Plus®	$0.90	$1.03	$-	$1.64
The Phoenix Edge®—VA NY Option 1	$-	$-	$-	$3.45
The Phoenix Edge®—VA NY Option 2	$-	$-	$-	$3.24

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Templeton Foreign Securities Fund – Class 1	Templeton Foreign Securities Fund – Class 2	Templeton Global Bond Securities Fund – Class 1	Templeton Growth Securities Fund – Class 1
Assets:
Investments at fair value	$14,507,935	$3,792,004	$8,094,562	$43,935,311

Total assets	14,507,935	3,792,004	8,094,562	43,935,311

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$14,507,935	$3,792,004	$8,094,562	$43,935,311

Net assets:
Accumulation units	$14,472,508	$3,756,491	$8,007,003	$43,390,173
Contracts in payout (annuitization) period	35,427	35,513	87,559	545,138

Total net assets	$14,507,935	$3,792,004	$8,094,562	$43,935,311

Units outstanding	4,263,744	2,260,276	1,726,570	9,783,782

Investment shares held	997,794	265,360	405,946	3,926,302
Investments at cost	$10,168,732	$4,793,484	$5,408,563	$50,754,759

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$-	$1.65	$-	$-
Freedom Edge®	$-	$-	$-	$-
Group Strategic Edge®	$-	$1.76	$-	$-
Phoenix Dimensions® Option 1	$-	$1.30	$-	$-
Phoenix Dimensions® Option 2	$-	$1.28	$-	$-
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 1	$-	$1.57	$-	$-
Phoenix Investor’s Edge® Option 2	$-	$1.55	$-	$-
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$-	$1.63	$-	$-
Phoenix Spectrum Edge® Option 2	$-	$1.61	$-	$-
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$0.89	$-	$-
Retirement Planner’s Edge	$-	$1.41	$-	$-
Templeton Investment Plus	$3.40	$-	$4.69	$4.49
The Big Edge Choice®—NY	$-	$1.40	$-	$-
The Big Edge Plus®	$-	$1.76	$-	$-
The Phoenix Edge®—VA NY Option 1	$-	$1.51	$-	$-
The Phoenix Edge®—VA NY Option 2	$-	$1.33	$-	$-

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Templeton Growth Securities Fund – Class 2	Virtus Capital Growth Series	Virtus Growth & Income Series	Virtus International Series
Assets:

Investments at fair value	$8,693,660	$75,401,024	$19,834,788	$39,347,796

Total assets	8,693,660	75,401,024	19,834,788	39,347,796

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	1	1

Total net assets	$8,693,660	$75,401,024	$19,834,787	$39,347,795

Net assets:
Accumulation units	$8,624,629	$74,874,557	$16,445,339	$39,127,169
Contracts in payout (annuitization) period	69,031	526,467	3,389,448	220,626

Total net assets	$8,693,660	$75,401,024	$19,834,787	$39,347,795

Units outstanding	7,039,213	13,316,874	16,149,723	14,856,891

Investment shares held	789,617	5,139,410	1,547,534	2,392,101
Investments at cost	$10,364,897	$75,803,836	$17,652,614	$28,216,933

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$1.77	$9.21	$1.38	$3.80
Freedom Edge®	$1.32	$1.06	$1.31	$2.14
Group Strategic Edge®	$1.71	$8.67	$1.33	$3.61
Phoenix Dimensions® Option 1	$1.03	$-	$1.10	$1.59
Phoenix Dimensions® Option 2	$1.02	$-	$1.09	$1.57
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$-	$-	$1.86
Phoenix Income Choice® with GPAF			$1.09
Phoenix Investor’s Edge® Option 1	$1.22	$0.93	$1.14	$2.06
Phoenix Investor’s Edge® Option 2	$1.20	$0.91	$1.12	$2.03
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.25	$1.00	$1.19	$2.12
Phoenix Spectrum Edge® Option 2	$1.24	$0.99	$1.18	$2.09
Phoenix Spectrum Edge® Option 3	$-	$0.97	$1.16	$2.06
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$0.75	$-	$-	$0.98
Phoenix Spectrum Edge®+ Option 2	$0.74	$-	$0.85	$0.98
Retirement Planner’s Edge	$-	$0.80	$1.08	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.43	$0.70	$1.24	$1.62
The Big Edge Plus®	$1.71	$8.67	$1.33	$3.61
The Phoenix Edge®—VA NY Option 1	$1.29	$0.61	$1.05	$1.58
The Phoenix Edge®—VA NY Option 2	$1.21	$0.65	$1.04	$1.65

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series	Virtus Small-Cap Value Series
Assets:

Investments at fair value	$30,270,400	$10,809,723	$9,085,002	$13,915,547

Total assets	30,270,400	10,809,723	9,085,002	13,915,547

Liabilities:
Payable to Phoenix Life Insurance Company	1	-	-	-

Total net assets	$30,270,399	$10,809,723	$9,085,002	$13,915,547

Net assets:
Accumulation units	$29,788,979	$10,686,890	$8,978,555	$13,706,227
Contracts in payout (annuitization) period	481,420	122,833	106,447	209,320

Total net assets	$30,270,399	$10,809,723	$9,085,002	$13,915,547

Units outstanding	7,761,012	3,419,330	5,223,738	8,647,454

Investment shares held	3,169,395	425,106	686,141	1,128,991
Investments at cost	$30,185,791	$6,346,773	$9,059,218	$13,538,972

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$8.28	$5.38	$1.78	$1.73
Freedom Edge®	$1.50	$1.95	$-	$1.46
Group Strategic Edge®	$7.80	$5.24	$1.74	$1.90
Phoenix Dimensions® Option 1	$1.38	$1.24	$1.16	$1.02
Phoenix Dimensions® Option 2	$1.36	$1.23	$1.14	$1.00
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$1.82	$2.67	$-	$1.65
Phoenix Investor’s Edge® Option 1	$1.71	$2.49	$1.69	$1.49
Phoenix Investor’s Edge® Option 2	$1.68	$2.45	$1.66	$1.47
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.79	$2.55	$1.77	$1.51
Phoenix Spectrum Edge® Option 2	$1.76	$2.52	$1.74	$1.49
Phoenix Spectrum Edge® Option 3	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$1.27	$0.87	$-	$0.75
Phoenix Spectrum Edge®+ Option 2	$1.27	$0.87	$0.78	$0.74
Retirement Planner’s Edge	$1.80	$-	$1.72	$-
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.88	$3.04	$1.73	$1.65
The Big Edge Plus®	$7.80	$5.24	$1.74	$1.90
The Phoenix Edge®—VA NY Option 1	$1.88	$2.94	$1.80	$1.83
The Phoenix Edge®—VA NY Option 2	$1.79	$2.80	$1.74	$1.83

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

	Virtus Strategic Allocation Series	Wanger International	Wanger International Select	Wanger Select
Assets:

Investments at fair value	$79,163,871	$40,193,497	$4,931,334	$7,251,004

Total assets	79,163,871	40,193,497	4,931,334	7,251,004

Liabilities:
Payable to Phoenix Life Insurance Company	-	-	-	-

Total net assets	$79,163,871	$40,193,497	$4,931,334	$7,251,004

Net assets:
Accumulation units	$78,596,860	$40,129,379	$4,898,256	$7,217,034
Contracts in payout (annuitization) period	567,011	64,118	33,078	33,970

Total net assets	$79,163,871	$40,193,497	$4,931,334	$7,251,004

Units outstanding	12,148,326	6,878,647	1,719,249	2,477,551

Investment shares held	6,479,304	1,111,545	265,553	250,121
Investments at cost	$81,818,808	$17,355,295	$4,482,341	$3,561,635

Unit value (accumulation)
Asset Manager Option 1	$-	$-	$-	$-
Asset Manager Option 2	$-	$-	$-	$-
Big Edge	$7.99	$6.85	$1.71	$2.59
Freedom Edge®	$-	$2.84	$-	$-
Group Strategic Edge®	$7.53	$7.10	$2.96	$3.08
Phoenix Dimensions® Option 1	$1.19	$1.79	$1.63	$1.49
Phoenix Dimensions® Option 2	$-	$1.76	$1.61	$1.47
Phoenix Dimensions® Option 3	$-	$-	$-	$-
Phoenix Dimensions® Option 4	$-	$-	$-	$-
Phoenix Income Choice®	$-	$2.50	$-	$-
Phoenix Investor’s Edge® Option 1	$1.29	$2.89	$-	$-
Phoenix Investor’s Edge® Option 2	$1.27	$2.85	$2.30	$1.93
Phoenix Investor’s Edge® Option 3	$-	$-	$-	$-
Phoenix Investor’s Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge® Option 1	$1.35	$3.07	$2.49	$2.08
Phoenix Spectrum Edge® Option 2	$1.33	$3.03	$2.46	$2.06
Phoenix Spectrum Edge® Option 3	$1.32	$2.99	$-	$-
Phoenix Spectrum Edge® Option 4	$-	$-	$-	$-
Phoenix Spectrum Edge®+ Option 1	$-	$1.02	$-	$-
Phoenix Spectrum Edge®+ Option 2	$-	$1.01	$0.95	$-
Retirement Planner’s Edge	$1.29	$-	$-	$2.12
Templeton Investment Plus	$-	$-	$-	$-
The Big Edge Choice®—NY	$1.58	$3.83	$2.96	$3.17
The Big Edge Plus®	$7.53	$7.10	$2.96	$3.08
The Phoenix Edge®—VA NY Option 1	$1.42	$2.32	$2.15	$2.38
The Phoenix Edge®—VA NY Option 2	$1.36	$2.32	$2.09	$2.27

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2010

(Continued)

Wanger USA
Assets:

Investments at fair value	$36,317,846

Total assets	36,317,846

Liabilities:
Payable to Phoenix Life Insurance Company	-

Total net assets	$36,317,846

Net assets:
Accumulation units	$36,249,457
Contracts in payout (annuitization) period	68,389

Total net assets	$36,317,846

Units outstanding	8,858,056

Investment shares held	1,072,589
Investments at cost	$14,042,838

Unit value (accumulation)
Asset Manager Option 1	$-
Asset Manager Option 2	$-
Big Edge	$4.96
Freedom Edge®	$1.63
Group Strategic Edge®	$4.77
Phoenix Dimensions® Option 1	$1.23
Phoenix Dimensions® Option 2	$1.21
Phoenix Dimensions® Option 3	$-
Phoenix Dimensions® Option 4	$-
Phoenix Income Choice®	$-
Phoenix Investor’s Edge® Option 1	$1.63
Phoenix Investor’s Edge® Option 2	$1.61
Phoenix Investor’s Edge® Option 3	$-
Phoenix Investor’s Edge® Option 4	$-
Phoenix Spectrum Edge® Option 1	$1.74
Phoenix Spectrum Edge® Option 2	$1.72
Phoenix Spectrum Edge® Option 3	$-
Phoenix Spectrum Edge® Option 4	$-
Phoenix Spectrum Edge®+ Option 1	$-
Phoenix Spectrum Edge®+ Option 2	$0.97
Retirement Planner’s Edge	$1.68
Templeton Investment Plus	$-
The Big Edge Choice®—NY	$1.90
The Big Edge Plus®	$4.77
The Phoenix Edge®—VA NY Option 1	$1.89
The Phoenix Edge®—VA NY Option 2	$1.85

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

	Alger Capital Appreciation Portfolio – Class I-2 Shares	AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A
Income:

Dividends	$5,724	$10,526	$632	$79,994
Expenses:
Mortality and expense fees	16,902	6,192	811	50,990
Administrative fees	610	471	13	2,392

Net investment income (loss)	(11,788)	3,863	(192)	26,612

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	167,188	4,399	492	(9,795)
Realized gain distributions	-	-	-	-

Realized gain (loss)	167,188	4,399	492	(9,795)

Change in unrealized appreciation (depreciation) during the year	11,816	21,011	13,457	494,147

Net increase (decrease) in net assets from operations	$167,216	$29,273	$13,757	$510,964

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II
Income:
Dividends	$690	$661,401	$253,971	$298
Expenses:
Mortality and expense fees	1,037	173,554	36,718	319,056
Administrative fees	14	7,931	956	18,529

Net investment income (loss)	(361)	479,916	216,297	(337,287)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(119)	34,896	5,302	-
Realized gain distributions	-	-	-	-

Realized gain (loss)	(119)	34,896	5,302	-

Change in unrealized appreciation (depreciation) during the year	20,658	37,828	157,454	-

Net increase (decrease) in net assets from operations	$20,178	$552,640	$379,053	$(337,287)

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Income:

Dividends	$145,462	$4,348	$3,121	$133,160
Expenses:
Mortality and expense fees	170,958	60,113	21,641	49,266
Administrative fees	4,229	5,050	943	3,768

Net investment income (loss)	(29,725)	(60,815)	(19,463)	80,126

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(844,515)	94,670	31,699	34,954
Realized gain distributions	6,009	-	6,137	41,609

Realized gain (loss)	(838,506)	94,670	37,836	76,563

Change in unrealized appreciation (depreciation) during the year	2,885,117	919,312	346,762	86,609

Net increase (decrease) in net assets from operations	$2,016,886	$953,167	$365,135	$243,298

	Franklin Flex Cap Growth Securities Fund – Class 2	Franklin Income Securities Fund – Class 2	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$-	$398,041	$1,799	$24,155
Expenses:
Mortality and expense fees	1,006	80,678	972	5,507
Administrative fees	27	6,113	91	451

Net investment income (loss)	(1,033)	311,250	736	18,197

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(382)	97,507	37	89
Realized gain distributions	-	-	-	-

Realized gain (loss)	(382)	97,507	37	89

Change in unrealized appreciation (depreciation) during the year	10,420	232,543	24,356	66,239

Net increase (decrease) in net assets from operations	$9,005	$641,300	$25,129	$84,525

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	Invesco V.I. Capital Appreciation Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Income:

Dividends	$6,217	$14,843	$12,588	$5,262
Expenses:
Mortality and expense fees	1,644	4,541	20,892	6,380
Administrative fees	126	259	1,305	382

Net investment income (loss)	4,447	10,043	(9,609)	(1,500)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(9)	29	(4,457)	3,261
Realized gain distributions	-	-	-	-

Realized gain (loss)	(9)	29	(4,457)	3,261

Change in unrealized appreciation (depreciation) during the year	27,405	28,725	241,483	36,652

Net increase (decrease) in net assets from operations	$31,843	$38,797	$227,417	$38,413

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Invesco Van Kampen V.I. Equity and Income Fund – Class II	Lazard Retirement U.S. Small-mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$6,102	$3,629	$515	$111,497
Expenses:
Mortality and expense fees	13,547	2,369	2,536	24,321
Administrative fees	289	22	91	1,299

Net investment income (loss)	(7,734)	1,238	(2,112)	85,877

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(7,142)	1,659	(31,543)	22,511
Realized gain distributions	-	-	14,636	-

Realized gain (loss)	(7,142)	1,659	(16,907)	22,511

Change in unrealized appreciation (depreciation) during the year	145,317	21,687	58,678	91,547

Net increase (decrease) in net assets from operations	$130,441	$24,584	$39,659	$199,935

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	Mutual Shares Securities Fund – Class 2	Neuberger Berman AMT Guardian Portfolio – S Class
Income:
Dividends	$28,927	$5,219	$163,190	$7,908
Expenses:
Mortality and expense fees	67,566	16,600	133,626	31,096
Administrative fees	4,273	389	6,824	2,872

Net investment income (loss)	(42,912)	(11,770)	22,740	(26,060)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(278,132)	(102,087)	76,765	18,269
Realized gain distributions	-	-	-	-

Realized gain (loss)	(278,132)	(102,087)	76,765	18,269

Change in unrealized appreciation (depreciation) during the year	1,128,138	401,156	876,475	409,511

Net increase (decrease) in net assets from operations	$807,094	$287,299	$975,980	$401,720

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Securities Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Income:
Dividends	$-	$-	$6,420	$7,403
Expenses:
Mortality and expense fees	248	1,428	6,404	22,189
Administrative fees	22	1	151	1,949

Net investment income (loss)	(270)	(1,429)	(135)	(16,735)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	699	29,575	6,702	70,079
Realized gain distributions	-	-	-	-

Realized gain (loss)	699	29,575	6,702	70,079

Change in unrealized appreciation (depreciation) during the year	3,506	(34,400)	55,629	288,127

Net increase (decrease) in net assets from operations	$3,935	$(6,254)	$62,196	$341,471

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Phoenix Comstock Series	Phoenix Dynamic Asset Allocation Series: Aggressive Growth	Phoenix Dynamic Asset Allocation Series: Growth	Phoenix Dynamic Asset Allocation Series: Moderate
Income:
Dividends	$82,631	$3,771	$6,986	$44,405
Expenses:
Mortality and expense fees	52,989	7,228	12,579	40,165
Administrative fees	2,148	667	958	2,409

Net investment income (loss)	27,494	(4,124)	(6,551)	1,831

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(878,744)	(50,798)	(10,734)	211,307
Realized gain distributions	-	-	-	121,550

Realized gain (loss)	(878,744)	(50,798)	(10,734)	332,857

Change in unrealized appreciation (depreciation) during the year	1,400,191	107,601	86,495	(59,045)

Net increase (decrease) in net assets from operations	$548,941	$52,679	$69,210	$275,643

	Phoenix Dynamic Asset Allocation Series: Moderate Growth	Phoenix Equity 500 Index Series	Phoenix Mid-Cap Growth Series	Phoenix Mid-Cap Value Series
Income:
Dividends	$27,972	$119,457	$-	$28,287
Expenses:
Mortality and expense fees	33,707	108,844	75,314	101,871
Administrative fees	2,699	1,568	1,711	4,155

Net investment income (loss)	(8,434)	9,045	(77,025)	(77,739)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	102,463	249,756	726,324	986,071
Realized gain distributions	-	-	-	-

Realized gain (loss)	102,463	249,756	726,324	986,071

Change in unrealized appreciation (depreciation) during the year	99,211	467,486	561,980	753,599

Net increase (decrease) in net assets from operations	$193,240	$726,287	$1,211,279	$1,661,931

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Phoenix Money Market Series	Phoenix Multi- Sector Short Term Bond Series	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class
Income:
Dividends	$3,927	$184,772	$337,589	$18,589
Expenses:
Mortality and expense fees	15,100	29,407	28,458	17,146
Administrative fees	577	862	1,848	526

Net investment income (loss)	(11,750)	154,503	307,283	917

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	175,551	(6,247)	20,190
Realized gain distributions	-	-	42,571	10,561

Realized gain (loss)	-	175,551	36,324	30,751

Change in unrealized appreciation (depreciation) during the year	-	(46,746)	135,039	60,406

Net increase (decrease) in net assets from operations	$(11,750)	$283,308	$478,646	$92,074

	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Rydex|SGI VT U.S. Long Short Momentum Fund
Income:
Dividends	$123,367	$-	$-	$-
Expenses:
Mortality and expense fees	67,290	1,863	30	4,125
Administrative fees	3,390	177	2	-

Net investment income (loss)	52,687	(2,040)	(32)	(4,125)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	22,302	(3,969)	(2,305)	24,987
Realized gain distributions	153,064	-	-	-

Realized gain (loss)	175,366	(3,969)	(2,305)	24,987

Change in unrealized appreciation (depreciation) during the year	109,615	(16,425)	2,342	4,362

Net increase (decrease) in net assets from operations	$337,668	$(22,434)	$5	$25,224

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund
Income:

Dividends	$3,914	$82,509	$75,842	$160
Expenses:
Mortality and expense fees	2,672	32,102	71,085	3,657
Administrative fees	61	2,248	6,538	10

Net investment income (loss)	1,181	48,159	(1,781)	(3,507)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	11,773	17,329	132,377	(4,548)
Realized gain distributions	-	112,576	-	-

Realized gain (loss)	11,773	129,905	132,377	(4,548)

Change in unrealized appreciation (depreciation) during the year	4,841	(28,511)	631,166	64,211

Net increase (decrease) in net assets from operations	$17,795	$149,553	$761,762	$56,156

	Sentinel Variable Products Small Company Fund	Templeton Developing Markets Securities Fund – Class 1	Templeton Developing Markets Securities Fund – Class 2	Templeton Foreign Securities Fund – Class 1
Income:
Dividends	$525	$33,605	$34,682	$314,426
Expenses:
Mortality and expense fees	12,291	20,247	27,507	181,330
Administrative fees	963	2,015	385	18,041

Net investment income (loss)	(12,729)	11,343	6,790	115,055

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	25,649	6,012	68,406	301,380
Realized gain distributions	-	-	-	-

Realized gain (loss)	25,649	6,012	68,406	301,380

Change in unrealized appreciation (depreciation) during the year	182,854	267,887	227,282	502,962

Net increase (decrease) in net assets from operations	$195,774	$285,242	$302,478	$919,397

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Templeton Foreign Securities Fund – Class 2	Templeton Global Asset Allocation Fund – Class 1	Templeton Global Asset Allocation Fund – Class 2	Templeton Global Bond Securities Fund – Class 1
Income:

Dividends	$70,394	$1,008,092	$56,238	$134,202
Expenses:
Mortality and expense fees	45,422	98,025	4,795	97,000
Administrative fees	1,358	9,753	57	9,651

Net investment income (loss)	23,614	900,314	51,386	27,551

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(199,898)	(8,336,310)	(1,307,845)	28,933
Realized gain distributions	-	1,494,298	89,487	21,222

Realized gain (loss)	(199,898)	(6,842,012)	(1,218,358)	50,155

Change in unrealized appreciation (depreciation) during the year	405,894	6,775,911	1,208,446	802,216

Net increase (decrease) in net assets from operations	$229,610	$834,213	$41,474	$879,922

	Templeton Growth Securities Fund – Class 1	Templeton Growth Securities Fund – Class 2	Virtus Capital Growth Series	Virtus Growth & Income Series
Income:
Dividends	$690,272	$117,116	$298,664	$94,987
Expenses:
Mortality and expense fees	540,050	110,419	879,278	104,893
Administrative fees	53,732	6,457	4,389	4,588

Net investment income (loss)	96,490	240	(585,003)	(14,494)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(899,065)	(91,674)	(1,455,850)	(6,839)
Realized gain distributions	-	-	-	-

Realized gain (loss)	(899,065)	(91,674)	(1,455,850)	(6,839)

Change in unrealized appreciation (depreciation) during the year	3,267,329	563,570	10,998,873	1,301,857

Net increase (decrease) in net assets from operations	$2,464,754	$472,136	$8,958,020	$1,280,524

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series
Income:
Dividends	$913,551	$2,067,986	$201,176	$-
Expenses:
Mortality and expense fees	467,771	350,287	128,448	37,409
Administrative fees	13,194	9,541	4,506	976

Net investment income (loss)	432,586	1,708,158	68,222	(38,385)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,068,391	86,848	484,480	(160,956)
Realized gain distributions	-	-	-	-

Realized gain (loss)	1,068,391	86,848	484,480	(160,956)

Change in unrealized appreciation (depreciation) during the year	2,680,806	1,623,055	1,876,599	641,912

Net increase (decrease) in net assets from operations	$4,181,783	$3,418,061	$2,429,301	$442,571

	Virtus Small-Cap Value Series	Virtus Strategic Allocation Series	Wanger International	Wanger International Select
Income:
Dividends	$58,386	$2,199,007	$910,723	$58,430
Expenses:
Mortality and expense fees	64,854	951,580	464,044	55,001
Administrative fees	2,326	3,987	5,151	417

Net investment income (loss)	(8,794)	1,243,440	441,528	3,012

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(83,230)	(1,557,137)	2,625,743	(83,078)
Realized gain distributions	-	-	-	-

Realized gain (loss)	(83,230)	(1,557,137)	2,625,743	(83,078)

Change in unrealized appreciation (depreciation) during the year	932,421	8,884,524	4,858,833	930,507

Net increase (decrease) in net assets from operations	$840,397	$8,570,827	$7,926,104	$850,441

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

For the period ended December 31, 2010

(Continued)

	Wanger Select	Wanger USA
Income:

Dividends	$34,845	$-
Expenses:
Mortality and expense fees	74,518	413,129
Administrative fees	905	4,410

Net investment income (loss)	(40,578)	(417,539)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	132,936	3,004,563
Realized gain distributions	-	-

Realized gain (loss)	132,936	3,004,563

Change in unrealized appreciation (depreciation) during the year	1,283,767	4,071,561

Net increase (decrease) in net assets from operations	$1,376,125	$6,658,585

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

	Alger Capital Appreciation Portfolio – Class I-2 Shares		AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(11,788)	$(20,108)	$3,863	$(2,907)
Realized gains (losses)	167,188	217,818	4,399	2,219
Unrealized appreciation (depreciation) during the year	11,816	455,291	21,011	66,045

Net increase (decrease) in net assets from operations	167,216	653,001	29,273	65,357

Contract transactions:
Payments received from contract owners	14,779	35,620	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(60,193)	(280,474)	(38,684)	210,333
Transfers for contract benefits and terminations	(328,289)	(507,257)	(24,028)	(91,934)
Contract maintenance charges	(1,713)	(4,945)	(2,654)	(429)
Adjustments to net assets allocated to contracts in payout period	817	(247)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(374,599)	(757,303)	(65,366)	117,970

Total increase (decrease) in net assets	(207,383)	(104,302)	(36,093)	183,327

Net assets at beginning of period	1,633,948	1,738,250	414,260	230,933

Net assets at end of period	$1,426,565	$1,633,948	$378,167	$414,260

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(192)	$(27)	$26,612	$76,188
Realized gains (losses)	492	(3,816)	(9,795)	(477,479)
Unrealized appreciation (depreciation) during the year	13,457	4,446	494,147	1,242,947

Net increase (decrease) in net assets from operations	13,757	603	510,964	841,656

Contract transactions:
Payments received from contract owners	349	149	23,009	48,047
Transfers between Investment Options (including Guaranteed Interest Account), net	63,208	(7,202)	(50,687)	(1,020,310)
Transfers for contract benefits and terminations	(589)	-	(500,651)	(602,399)
Contract maintenance charges	(106)	(2)	(9,971)	(14,706)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	62,862	(7,055)	(538,300)	(1,589,368)

Total increase (decrease) in net assets	76,619	(6,452)	(27,336)	(747,712)

Net assets at beginning of period	14,974	21,426	4,311,243	5,058,955

Net assets at end of period	$91,593	$14,974	$4,283,907	$4,311,243

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(361)	$14	$479,916	$635,630
Realized gains (losses)	(119)	2,254	34,896	(26,825)
Unrealized appreciation (depreciation) during the year	20,658	3,970	37,828	(33,811)

Net increase (decrease) in net assets from operations	20,178	6,238	552,640	574,994

Contract transactions:
Payments received from contract owners	512	146	137,893	240,720
Transfers between Investment Options (including Guaranteed Interest Account), net	139,673	(560)	24,705	994,116
Transfers for contract benefits and terminations	(5,690)	(2,098)	(2,685,767)	(3,610,604)
Contract maintenance charges	(167)	(28)	(29,839)	(59,238)
Adjustments to net assets allocated to contracts in payout period	-	-	(8,674)	(10,986)

Net increase (decrease) in net assets resulting from contract transactions	134,328	(2,540)	(2,561,682)	(2,445,992)

Total increase (decrease) in net assets	154,506	3,698	(2,009,042)	(1,870,998)

Net assets at beginning of period	40,555	36,857	14,752,213	16,623,211

Net assets at end of period	$195,061	$40,555	$12,743,171	$14,752,213

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$216,297	$225,509	$(337,287)	$-
Realized gains (losses)	5,302	(111,619)	-	-
Unrealized appreciation (depreciation) during the year	157,454	866,707	-	-

Net increase (decrease) in net assets from operations	379,053	980,597	(337,287)	-

Contract transactions:
Payments received from contract owners	30,862	108,057	510,646	-
Transfers between Investment Options (including Guaranteed Interest Account), net	104,311	323,796	35,962,770	-
Transfers for contract benefits and terminations	(501,151)	(522,504)	(8,503,048)	-
Contract maintenance charges	(2,710)	(2,677)	(51,385)	-
Adjustments to net assets allocated to contracts in payout period	(985)	(1,738)	6,020	-

Net increase (decrease) in net assets resulting from contract transactions	(369,673)	(95,066)	27,925,003	-

Total increase (decrease) in net assets	9,380	885,531	27,587,716	-

Net assets at beginning of period	3,020,179	2,134,648	-	-

Net assets at end of period	$3,029,559	$3,020,179	$27,587,716	$-

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(29,725)	$(2,608)	$(60,815)	$(41,179)
Realized gains (losses)	(838,506)	(2,238,683)	94,670	(90,035)
Unrealized appreciation (depreciation) during the year	2,885,117	6,253,991	919,312	1,695,207

Net increase (decrease) in net assets from operations	2,016,886	4,012,700	953,167	1,563,993

Contract transactions:
Payments received from contract owners	160,430	142,585	38,147	216,291
Transfers between Investment Options (including Guaranteed Interest Account), net	(457,519)	(1,627,440)	(228,564)	304,124
Transfers for contract benefits and terminations	(2,514,911)	(1,901,902)	(476,611)	(366,672)
Contract maintenance charges	(15,550)	(19,135)	(33,485)	(31,536)
Adjustments to net assets allocated to contracts in payout period	63	1,527	(3)	(14)

Net increase (decrease) in net assets resulting from contract transactions	(2,827,487)	(3,404,365)	(700,516)	122,193

Total increase (decrease) in net assets	(810,601)	608,335	252,651	1,686,186

Net assets at beginning of period	15,142,726	14,534,391	5,004,085	3,317,899

Net assets at end of period	$14,332,125	$15,142,726	$5,256,736	$5,004,085

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Fidelity® VIP Growth Portfolio – Service Class		Fidelity® VIP Investment Grade Bond Portfolio – Service Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(19,463)	$(17,238)	$80,126	$271,944
Realized gains (losses)	37,836	(82,363)	76,563	24,309
Unrealized appreciation (depreciation) during the year	346,762	518,736	86,609	179,696

Net increase (decrease) in net assets from operations	365,135	419,135	243,298	475,949

Contract transactions:
Payments received from contract owners	20,221	29,274	24,189	178,869
Transfers between Investment Options (including Guaranteed Interest Account), net	(65,943)	(184,877)	98,698	499,300
Transfers for contract benefits and terminations	(259,579)	(317,486)	(594,740)	(386,772)
Contract maintenance charges	(3,625)	(5,224)	(20,434)	(19,602)
Adjustments to net assets allocated to contracts in payout period	(253)	385	(3)	(11)

Net increase (decrease) in net assets resulting from contract transactions	(309,179)	(477,928)	(492,290)	271,784

Total increase (decrease) in net assets	55,956	(58,793)	(248,992)	747,733

Net assets at beginning of period	1,915,598	1,974,391	4,005,749	3,258,016

Net assets at end of period	$1,971,554	$1,915,598	$3,756,757	$4,005,749

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Franklin Flex Cap Growth Securities Fund – Class 2		Franklin Income Securities Fund – Class 2
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(1,033)	$(760)	$311,250	$373,185
Realized gains (losses)	(382)	(12,177)	97,507	(291,606)
Unrealized appreciation (depreciation) during the year	10,420	24,681	232,543	1,531,102

Net increase (decrease) in net assets from operations	9,005	11,744	641,300	1,612,681

Contract transactions:
Payments received from contract owners	13,581	20	279,812	203,022
Transfers between Investment Options (including Guaranteed Interest Account), net	36,796	(36,276)	291,663	(184,603)
Transfers for contract benefits and terminations	(30,772)	(4,026)	(1,119,155)	(494,306)
Contract maintenance charges	(67)	(76)	(55,174)	(43,238)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	19,538	(40,358)	(602,854)	(519,125)

Total increase (decrease) in net assets	28,543	(28,614)	38,446	1,093,556

Net assets at beginning of period	48,683	77,297	6,356,107	5,262,551

Net assets at end of period	$77,226	$48,683	$6,394,553	$6,356,107

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$736	$-	$18,197	$-
Realized gains (losses)	37	-	89	-
Unrealized appreciation (depreciation) during the year	24,356	-	66,239	-

Net increase (decrease) in net assets from operations	25,129	-	84,525	-

Contract transactions:
Payments received from contract owners	41	-	759	-
Transfers between Investment Options (including Guaranteed Interest Account), net	640,977	-	3,677,149	-
Transfers for contract benefits and terminations	(2,130)	-	(7,087)	-
Contract maintenance charges	-	-	(7,275)	-
Adjustments to net assets allocated to contracts in payout period	-	-	(373)	-

Net increase (decrease) in net assets resulting from contract transactions	638,888	-	3,663,173	-

Total increase (decrease) in net assets	664,017	-	3,747,698	-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$664,017	$-	$3,747,698	$-

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$4,447	$-	$10,043	$-
Realized gains (losses)	(9)	-	29	-
Unrealized appreciation (depreciation) during the year	27,405	-	28,725	-

Net increase (decrease) in net assets from operations	31,843	-	38,797	-

Contract transactions:
Payments received from contract owners	685	-	1,336	-
Transfers between Investment Options (including Guaranteed Interest Account), net	953,508	-	3,074,588	-
Transfers for contract benefits and terminations	(2,734)	-	(6,270)	-
Contract maintenance charges	(1,162)	-	(6,923)	-
Adjustments to net assets allocated to contracts in payout period	-	-	675	-

Net increase (decrease) in net assets resulting from contract transactions	950,297	-	3,063,406	-

Total increase (decrease) in net assets	982,140	-	3,102,203	-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$982,140	$-	$3,102,203	$-

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Invesco V.I. Capital Appreciation Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(9,609)	$(10,761)	$(1,500)	$3,437
Realized gains (losses)	(4,457)	(36,103)	3,261	(12,465)
Unrealized appreciation (depreciation) during the year	241,483	334,029	36,652	146,115

Net increase (decrease) in net assets from operations	227,417	287,165	38,413	137,087

Contract transactions:
Payments received from contract owners	19,628	29,901	6,814	6,708
Transfers between Investment Options (including Guaranteed Interest Account), net	27,184	17,101	(59,254)	(5,691)
Transfers for contract benefits and terminations	(223,422)	(189,797)	(132,782)	(66,862)
Contract maintenance charges	(6,136)	(6,457)	(1,892)	(1,408)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(182,746)	(149,252)	(187,114)	(67,253)

Total increase (decrease) in net assets	44,671	137,913	(148,701)	69,834

Net assets at beginning of period	1,779,035	1,641,122	637,743	567,909

Net assets at end of period	$1,823,706	$1,779,035	$489,042	$637,743

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Invesco Van Kampen V.I. Equity and Income Fund – Class II
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(7,734)	$803	$1,238	$2,685
Realized gains (losses)	(7,142)	6,658	1,659	(2,457)
Unrealized appreciation (depreciation) during the year	145,317	251,983	21,687	34,025

Net increase (decrease) in net assets from operations	130,441	259,444	24,584	34,253

Contract transactions:
Payments received from contract owners	2,486	7,010	600	2,600
Transfers between Investment Options (including Guaranteed Interest Account), net	(89,885)	(38,805)	10,160	53,948
Transfers for contract benefits and terminations	(93,519)	(75,317)	(11,821)	(12,351)
Contract maintenance charges	(1,507)	(1,217)	(153)	(273)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(182,425)	(108,329)	(1,214)	43,924

Total increase (decrease) in net assets	(51,984)	151,115	23,370	78,177

Net assets at beginning of period	1,170,637	1,019,522	214,869	136,692

Net assets at end of period	$1,118,653	$1,170,637	$238,239	$214,869

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Lazard Retirement U.S. Small-mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(2,112)	$(2,582)	$85,877	$90,530
Realized gains (losses)	(16,907)	(50,040)	22,511	(23,833)
Unrealized appreciation (depreciation) during the year	58,678	135,034	91,547	450,211

Net increase (decrease) in net assets from operations	39,659	82,412	199,935	516,908

Contract transactions:
Payments received from contract owners	337	283	12,633	10,552
Transfers between Investment Options (including Guaranteed Interest Account), net	(13,233)	(19,002)	50,498	36,418
Transfers for contract benefits and terminations	(78,508)	(36,453)	(363,177)	(334,951)
Contract maintenance charges	(265)	(186)	(3,027)	(3,094)
Adjustments to net assets allocated to contracts in payout period	(34)	(15)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(91,703)	(55,373)	(303,073)	(291,075)

Total increase (decrease) in net assets	(52,044)	27,039	(103,138)	225,833

Net assets at beginning of period	222,634	195,595	1,985,519	1,759,686

Net assets at end of period	$170,590	$222,634	$1,882,381	$1,985,519

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(42,912)	$(17,261)	$(11,770)	$(10,167)
Realized gains (losses)	(278,132)	(363,270)	(102,087)	(123,986)
Unrealized appreciation (depreciation) during the year	1,128,138	1,227,039	401,156	414,438

Net increase (decrease) in net assets from operations	807,094	846,508	287,299	280,285

Contract transactions:
Payments received from contract owners	38,784	56,095	7,460	15,053
Transfers between Investment Options (including Guaranteed Interest Account), net	(186,287)	(116,465)	21,668	(84,412)
Transfers for contract benefits and terminations	(899,005)	(612,175)	(252,418)	(182,829)
Contract maintenance charges	(17,764)	(17,911)	(1,287)	(1,967)
Adjustments to net assets allocated to contracts in payout period	(443)	(248)	(31)	(37)

Net increase (decrease) in net assets resulting from contract transactions	(1,064,715)	(690,704)	(224,608)	(254,192)

Total increase (decrease) in net assets	(257,621)	155,804	62,691	26,093

Net assets at beginning of period	5,842,921	5,687,117	1,369,611	1,343,518

Net assets at end of period	$5,585,300	$5,842,921	$1,432,302	$1,369,611

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Mutual Shares Securities Fund – Class 2		Neuberger Berman AMT Guardian Portfolio – S Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$22,740	$57,958	$(26,060)	$(6,705)
Realized gains (losses)	76,765	(767,955)	18,269	(26,576)
Unrealized appreciation (depreciation) during the year	876,475	2,976,824	409,511	587,681

Net increase (decrease) in net assets from operations	975,980	2,266,827	401,720	554,400

Contract transactions:
Payments received from contract owners	325,067	234,415	12,384	132,422
Transfers between Investment Options (including Guaranteed Interest Account), net	(94,740)	(839,629)	(125,217)	314,580
Transfers for contract benefits and terminations	(1,457,918)	(1,095,809)	(158,075)	(133,302)
Contract maintenance charges	(57,909)	(45,713)	(19,958)	(19,306)
Adjustments to net assets allocated to contracts in payout period	(460)	(266)	(5)	(9)

Net increase (decrease) in net assets resulting from contract transactions	(1,285,960)	(1,747,002)	(290,871)	294,385

Total increase (decrease) in net assets	(309,980)	519,825	110,849	848,785

Net assets at beginning of period	11,014,887	10,495,062	2,595,771	1,746,986

Net assets at end of period	$10,704,907	$11,014,887	$2,706,620	$2,595,771

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(270)	$(210)	$(1,429)	$(1,831)
Realized gains (losses)	699	516	29,575	720
Unrealized appreciation (depreciation) during the year	3,506	4,322	(34,400)	52,592

Net increase (decrease) in net assets from operations	3,935	4,628	(6,254)	51,481

Contract transactions:
Payments received from contract owners	103	543	718	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,429)	9,852	(173,990)	156,572
Transfers for contract benefits and terminations	(664)	(2,243)	(17,405)	(3,725)
Contract maintenance charges	(42)	(45)	(167)	(63)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(2,032)	8,107	(190,844)	152,784

Total increase (decrease) in net assets	1,903	12,735	(197,098)	204,265

Net assets at beginning of period	20,782	8,047	234,109	29,844

Net assets at end of period	$22,685	$20,782	$37,011	$234,109

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Oppenheimer Global Securities Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(135)	$1,488	$(16,735)	$(11,759)
Realized gains (losses)	6,702	13,403	70,079	10,245
Unrealized appreciation (depreciation) during the year	55,629	123,516	288,127	501,395

Net increase (decrease) in net assets from operations	62,196	138,407	341,471	499,881

Contract transactions:
Payments received from contract owners	12,094	1,160	8,933	96,686
Transfers between Investment Options (including Guaranteed Interest Account), net	40,205	65,654	(118,398)	151,432
Transfers for contract benefits and terminations	(105,204)	(31,568)	(134,952)	(102,749)
Contract maintenance charges	(405)	(311)	(13,213)	(12,756)
Adjustments to net assets allocated to contracts in payout period	-	-	(5)	(7)

Net increase (decrease) in net assets resulting from contract transactions	(53,310)	34,935	(257,635)	132,606

Total increase (decrease) in net assets	8,886	173,342	83,836	632,487

Net assets at beginning of period	495,332	321,990	1,812,472	1,179,985

Net assets at end of period	$504,218	$495,332	$1,896,308	$1,812,472

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Comstock Series		Phoenix Dynamic Asset Allocation Series: Aggressive Growth
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$27,494	$46,760	$(4,124)	$2,044
Realized gains (losses)	(878,744)	(481,047)	(50,798)	(47,301)
Unrealized appreciation (depreciation) during the year	1,400,191	1,797,312	107,601	157,299

Net increase (decrease) in net assets from operations	548,941	1,363,025	52,679	112,042

Contract transactions:
Payments received from contract owners	42,016	60,561	8,574	8,928
Transfers between Investment Options (including Guaranteed Interest Account), net	(5,721,243)	(344,739)	(630,124)	(26,454)
Transfers for contract benefits and terminations	(639,235)	(835,575)	(48,362)	(8,366)
Contract maintenance charges	(2,832)	(3,734)	(3,943)	(3,627)
Adjustments to net assets allocated to contracts in payout period	(1,208)	1,982	-	-

Net increase (decrease) in net assets resulting from contract transactions	(6,322,502)	(1,121,505)	(673,855)	(29,519)

Increase (decrease) in amounts retained in PLIC Accumulation Separate Account, net	-	-	(192,293)	41,479

Total increase (decrease) in net assets	(5,773,561)	241,520	(813,469)	124,002

Net assets at beginning of period	5,773,561	5,532,041	813,469	689,467

Net assets at end of period	$-	$5,773,561	$-	$813,469

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Dynamic Asset Allocation Series: Growth		Phoenix Dynamic Asset Allocation Series: Moderate
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(6,551)	$6,024	$1,831	$30,458
Realized gains (losses)	(10,734)	(19,015)	332,857	(15,463)
Unrealized appreciation (depreciation) during the year	86,495	79,473	(59,045)	272,296

Net increase (decrease) in net assets from operations	69,210	66,482	275,643	287,291

Contract transactions:
Payments received from contract owners	7,303	8,530	81,823	193,403
Transfers between Investment Options (including Guaranteed Interest Account), net	(877,331)	472,116	(2,624,048)	1,218,086
Transfers for contract benefits and terminations	(53,675)	(84,431)	(784,072)	(250,741)
Contract maintenance charges	(1,539)	(2,805)	(6,601)	(4,471)
Adjustments to net assets allocated to contracts in payout period	-	-	(3,841)	4,310

Net increase (decrease) in net assets resulting from contract transactions	(925,242)	393,410	(3,336,739)	1,160,587

Increase (decrease) in amounts retained in PLIC Accumulation Separate Account, net	(199,994)	38,397	(216,554)	24,363

Total increase (decrease) in net assets	(1,056,026)	498,289	(3,277,650)	1,472,241

Net assets at beginning of period	1,056,026	557,737	3,277,650	1,805,409

Net assets at end of period	$-	$1,056,026	$-	$3,277,650

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Dynamic Asset Allocation Series: Moderate Growth		Phoenix Equity 500 Index Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(8,434)	$16,814	$9,045	$49,963
Realized gains (losses)	102,463	(80,055)	249,756	(311,575)
Unrealized appreciation (depreciation) during the year	99,211	329,414	467,486	1,918,017

Net increase (decrease) in net assets from operations	193,240	266,173	726,287	1,656,405

Contract transactions:
Payments received from contract owners	134,543	177,006	324,139	358,826
Transfers between Investment Options (including Guaranteed Interest Account), net	(2,020,885)	578,030	(8,077,987)	(110,384)
Transfers for contract benefits and terminations	(309,768)	(551,160)	(1,366,304)	(1,662,879)
Contract maintenance charges	(7,551)	(5,419)	(6,050)	(6,374)
Adjustments to net assets allocated to contracts in payout period	(1,624)	(1,393)	(7,266)	156,133

Net increase (decrease) in net assets resulting from contract transactions	(2,205,285)	197,064	(9,133,468)	(1,264,678)

Increase (decrease) in amounts retained in PLIC Accumulation Separate Account, net	(208,380)	32,759	-	-

Total increase (decrease) in net assets	(2,220,425)	495,996	(8,407,181)	391,727

Net assets at beginning of period	2,220,425	1,724,429	8,407,181	8,015,454

Net assets at end of period	$-	$2,220,425	$-	$8,407,181

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Mid-Cap Growth Series		Phoenix Mid-Cap Value Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(77,025)	$(84,747)	$(77,739)	$(39,854)
Realized gains (losses)	726,324	(432,129)	986,071	(224,788)
Unrealized appreciation (depreciation) during the year	561,980	2,234,515	753,599	2,711,382

Net increase (decrease) in net assets from operations	1,211,279	1,717,639	1,661,931	2,446,740

Contract transactions:
Payments received from contract owners	114,741	161,008	76,299	206,137
Transfers between Investment Options (including Guaranteed Interest Account), net	(7,753,404)	(350,233)	(10,892,590)	(287,686)
Transfers for contract benefits and terminations	(1,019,441)	(913,670)	(1,068,957)	(1,132,220)
Contract maintenance charges	(8,395)	(12,154)	(18,021)	(22,844)
Adjustments to net assets allocated to contracts in payout period	178	1,384	(2,748)	(1,975)

Net increase (decrease) in net assets resulting from contract transactions	(8,666,321)	(1,113,665)	(11,906,017)	(1,238,588)

Total increase (decrease) in net assets	(7,455,042)	603,974	(10,244,086)	1,208,152

Net assets at beginning of period	7,455,042	6,851,068	10,244,086	9,035,934

Net assets at end of period	$-	$7,455,042	$-	$10,244,086

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Phoenix Money Market Series		Phoenix Multi-Sector Short Term Bond Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(11,750)	$(311,940)	$154,503	$144,858
Realized gains (losses)	-	2,470	175,551	(65,683)
Unrealized appreciation (depreciation) during the year	-	-	(46,746)	600,834

Net increase (decrease) in net assets from operations	(11,750)	(309,470)	283,308	680,009

Contract transactions:
Payments received from contract owners	15,728	626,125	59,764	18,962
Transfers between Investment Options (including Guaranteed Interest Account), net	(19,825,324)	2,219,435	(2,672,025)	156,104
Transfers for contract benefits and terminations	(260,576)	(10,019,388)	(423,805)	(764,876)
Contract maintenance charges	(1,089)	(73,603)	(3,381)	(3,018)
Adjustments to net assets allocated to contracts in payout period	651	12,204	-	-

Net increase (decrease) in net assets resulting from contract transactions	(20,070,610)	(7,235,227)	(3,039,447)	(592,828)

Total increase (decrease) in net assets	(20,082,360)	(7,544,697)	(2,756,139)	87,181

Net assets at beginning of period	20,082,360	27,627,057	2,756,139	2,668,958

Net assets at end of period	$-	$20,082,360	$-	$2,756,139

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$307,283	$90,779	$917	$20,214
Realized gains (losses)	36,324	192,272	30,751	48,820
Unrealized appreciation (depreciation) during the year	135,039	410,079	60,406	110,451

Net increase (decrease) in net assets from operations	478,646	693,130	92,074	179,485

Contract transactions:
Payments received from contract owners	14,158	88,652	1,770	1,072
Transfers between Investment Options (including Guaranteed Interest Account), net	(73,747)	388,245	234,213	205,247
Transfers for contract benefits and terminations	(275,849)	(202,585)	(368,174)	(169,837)
Contract maintenance charges	(12,387)	(12,183)	(1,168)	(1,064)
Adjustments to net assets allocated to contracts in payout period	(2)	(6)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(347,827)	262,123	(133,359)	35,418

Total increase (decrease) in net assets	130,819	955,253	(41,285)	214,903

Net assets at beginning of period	2,477,023	1,521,770	1,269,617	1,054,714

Net assets at end of period	$2,607,842	$2,477,023	$1,228,332	$1,269,617

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$52,687	$120,194	$(2,040)	$(2,623)
Realized gains (losses)	175,366	168,951	(3,969)	(28,739)
Unrealized appreciation (depreciation) during the year	109,615	75,199	(16,425)	63,436

Net increase (decrease) in net assets from operations	337,668	364,344	(22,434)	32,074

Contract transactions:
Payments received from contract owners	22,340	32,409	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	644,562	3,500,488	4,086	(12,929)
Transfers for contract benefits and terminations	(1,207,806)	(620,220)	(6,399)	(42,574)
Contract maintenance charges	(27,528)	(3,464)	(943)	(916)
Adjustments to net assets allocated to contracts in payout period	(533)	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(568,965)	2,909,213	(3,256)	(56,419)

Total increase (decrease) in net assets	(231,297)	3,273,557	(25,690)	(24,345)

Net assets at beginning of period	5,255,435	1,981,878	163,136	187,481

Net assets at end of period	$5,024,138	$5,255,435	$137,446	$163,136

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Rydex VT Nova Fund		Rydex| SGI VT U.S. Long Short Momentum Fund
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(32)	$(28)	$(4,125)	$(4,011)
Realized gains (losses)	(2,305)	75	24,987	(3,443)
Unrealized appreciation (depreciation) during the year	2,342	2,444	4,362	89,530

Net increase (decrease) in net assets from operations	5	2,491	25,224	82,076

Contract transactions:
Payments received from contract owners	-	-	1,701	1,650
Transfers between Investment Options (including Guaranteed Interest Account), net	(3,621)	(212)	(45,891)	(32,441)
Transfers for contract benefits and terminations	(5,883)	-	(77,082)	(18,683)
Contract maintenance charges	-	(4)	(144)	(183)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(9,504)	(216)	(121,416)	(49,657)

Total increase (decrease) in net assets	(9,499)	2,275	(96,192)	32,419

Net assets at beginning of period	9,499	7,224	384,995	352,576

Net assets at end of period	$-	$9,499	$288,803	$384,995

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$1,181	$4,260	$48,159	$93,088
Realized gains (losses)	11,773	(3,451)	129,905	135,144
Unrealized appreciation (depreciation) during the year	4,841	27,246	(28,511)	(13,982)

Net increase (decrease) in net assets from operations	17,795	28,055	149,553	214,250

Contract transactions:
Payments received from contract owners	1,140	8,363	16,744	162,507
Transfers between Investment Options (including Guaranteed Interest Account), net	(5,653)	184,431	1,570	353,218
Transfers for contract benefits and terminations	(4,894)	(30,268)	(444,330)	(168,942)
Contract maintenance charges	(404)	(593)	(16,991)	(15,594)
Adjustments to net assets allocated to contracts in payout period	-	-	(2)	(9)

Net increase (decrease) in net assets resulting from contract transactions	(9,811)	161,933	(443,009)	331,180

Total increase (decrease) in net assets	7,984	189,988	(293,456)	545,430

Net assets at beginning of period	243,429	53,441	2,569,104	2,023,674

Net assets at end of period	$251,413	$243,429	$2,275,648	$2,569,104

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(1,781)	$9,762	$(3,507)	$(2,946)
Realized gains (losses)	132,377	47,673	(4,548)	(37,576)
Unrealized appreciation (depreciation) during the year	631,166	1,261,536	64,211	106,990

Net increase (decrease) in net assets from operations	761,762	1,318,971	56,156	66,468

Contract transactions:
Payments received from contract owners	38,108	424,272	110	1,507
Transfers between Investment Options (including Guaranteed Interest Account), net	(200,008)	852,342	51,574	(48,221)
Transfers for contract benefits and terminations	(353,002)	(395,455)	(8,278)	(29,619)
Contract maintenance charges	(52,159)	(50,188)	(85)	(106)
Adjustments to net assets allocated to contracts in payout period	(13)	(29)	(13)	(43)

Net increase (decrease) in net assets resulting from contract transactions	(567,074)	830,942	43,308	(76,482)

Total increase (decrease) in net assets	194,688	2,149,913	99,464	(10,014)

Net assets at beginning of period	5,942,247	3,792,334	246,364	256,378

Net assets at end of period	$6,136,935	$5,942,247	$345,828	$246,364

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Sentinel Variable Products Small Company Fund		Templeton Developing Markets Securities Fund – Class 1
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(12,729)	$(6,689)	$11,343	$12,616
Realized gains (losses)	25,649	(1,980)	6,012	21,901
Unrealized appreciation (depreciation) during the year	182,854	210,548	267,887	255,289

Net increase (decrease) in net assets from operations	195,774	201,879	285,242	289,806

Contract transactions:
Payments received from contract owners	3,923	54,557	-	3,750
Transfers between Investment Options (including Guaranteed Interest Account), net	(25,986)	228,419	1,469,991	82,107
Transfers for contract benefits and terminations	(63,670)	(52,620)	(182,763)	(19,453)
Contract maintenance charges	(6,773)	(6,656)	(834)	(307)
Adjustments to net assets allocated to contracts in payout period	(3)	(4)	929	-

Net increase (decrease) in net assets resulting from contract transactions	(92,509)	223,696	1,287,323	66,097

Total increase (decrease) in net assets	103,265	425,575	1,572,565	355,903

Net assets at beginning of period	987,739	562,164	699,706	343,803

Net assets at end of period	$1,091,004	$987,739	$2,272,271	$699,706

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Templeton Developing Markets Securities Fund – Class 2		Templeton Foreign Securities Fund – Class 1
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$6,790	$44,385	$115,055	$298,719
Realized gains (losses)	68,406	63,248	301,380	667,005
Unrealized appreciation (depreciation) during the year	227,282	867,207	502,962	2,971,840

Net increase (decrease) in net assets from operations	302,478	974,840	919,397	3,937,564

Contract transactions:
Payments received from contract owners	14,469	8,311	82,468	19,489
Transfers between Investment Options (including Guaranteed Interest Account), net	48,075	700,464	1,322,578	(635,597)
Transfers for contract benefits and terminations	(267,320)	(613,623)	(2,830,737)	(745,021)
Contract maintenance charges	(1,602)	(1,521)	(8,841)	(9,151)
Adjustments to net assets allocated to contracts in payout period	4	31	4,289	6,399

Net increase (decrease) in net assets resulting from contract transactions	(206,374)	93,662	(1,430,243)	(1,363,881)

Total increase (decrease) in net assets	96,104	1,068,502	(510,846)	2,573,683

Net assets at beginning of period	2,342,037	1,273,535	15,018,781	12,445,098

Net assets at end of period	$2,438,141	$2,342,037	$14,507,935	$15,018,781

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Templeton Foreign Securities Fund – Class 2		Templeton Global Asset Allocation Fund – Class 1
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$23,614	$82,162	$900,314	$1,870,216
Realized gains (losses)	(199,898)	(23,867)	(6,842,012)	(424,044)
Unrealized appreciation (depreciation) during the year	405,894	1,016,535	6,775,911	2,728,618

Net increase (decrease) in net assets from operations	229,610	1,074,830	834,213	4,174,790

Contract transactions:
Payments received from contract owners	34,468	46,385	27,103	406,416
Transfers between Investment Options (including Guaranteed Interest Account), net	(206,585)	(190,393)	(24,779,692)	(805,336)
Transfers for contract benefits and terminations	(357,576)	(412,745)	(914,200)	(2,854,053)
Contract maintenance charges	(4,141)	(4,460)	(6,401)	(20,508)
Adjustments to net assets allocated to contracts in payout period	(688)	(382)	(15,456)	24,513

Net increase (decrease) in net assets resulting from contract transactions	(534,522)	(561,595)	(25,688,646)	(3,248,968)

Total increase (decrease) in net assets	(304,912)	513,235	(24,854,433)	925,822

Net assets at beginning of period	4,096,916	3,583,681	24,854,433	23,928,611

Net assets at end of period	$3,792,004	$4,096,916	$-	$24,854,433

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Templeton Global Asset Allocation Fund – Class 2		Templeton Global Bond Securities Fund – Class 1
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$51,386	$88,895	$27,551	$657,922
Realized gains (losses)	(1,218,358)	(21,612)	50,155	130,761
Unrealized appreciation (depreciation) during the year	1,208,446	143,249	802,216	5,922

Net increase (decrease) in net assets from operations	41,474	210,532	879,922	794,605

Contract transactions:
Payments received from contract owners	7,433	17,700	135,105	17,309
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,233,935)	(16,571)	2,752,975	779,426
Transfers for contract benefits and terminations	(34,739)	(164,524)	(1,575,097)	(564,599)
Contract maintenance charges	(122)	(573)	(3,061)	(3,501)
Adjustments to net assets allocated to contracts in payout period	248	(211)	2,192	(378)

Net increase (decrease) in net assets resulting from contract transactions	(1,261,115)	(164,179)	1,312,114	228,257

Total increase (decrease) in net assets	(1,219,641)	46,353	2,192,036	1,022,862

Net assets at beginning of period	1,219,641	1,173,288	5,902,526	4,879,664

Net assets at end of period	$-	$1,219,641	$8,094,562	$5,902,526

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Templeton Growth Securities Fund – Class 1		Templeton Growth Securities Fund – Class 2
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$96,490	$832,482	$240	$161,013
Realized gains (losses)	(899,065)	(2,115,254)	(91,674)	(805,130)
Unrealized appreciation (depreciation) during the year	3,267,329	11,645,733	563,570	2,881,774

Net increase (decrease) in net assets from operations	2,464,754	10,362,961	472,136	2,237,657

Contract transactions:
Payments received from contract owners	354,439	587,088	324,267	226,711
Transfers between Investment Options (including Guaranteed Interest Account), net	1,762,364	(1,282,916)	(24,604)	(937,380)
Transfers for contract benefits and terminations	(5,772,245)	(3,931,363)	(1,406,757)	(1,042,781)
Contract maintenance charges	(32,252)	(34,837)	(57,822)	(44,722)
Adjustments to net assets allocated to contracts in payout period	22,940	3,269	(2,441)	(1,866)

Net increase (decrease) in net assets resulting from contract transactions	(3,664,754)	(4,658,759)	(1,167,357)	(1,800,038)

Total increase (decrease) in net assets	(1,200,000)	5,704,202	(695,221)	437,619

Net assets at beginning of period	45,135,311	39,431,109	9,388,881	8,951,262

Net assets at end of period	$43,935,311	$45,135,311	$8,693,660	$9,388,881

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus Capital Growth Series		Virtus Growth & Income Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(585,003)	$(259,402)	$(14,494)	$17,205
Realized gains (losses)	(1,455,850)	(3,057,576)	(6,839)	(286,175)
Unrealized appreciation (depreciation) during the year	10,998,873	20,512,078	1,301,857	1,454,236

Net increase (decrease) in net assets from operations	8,958,020	17,195,100	1,280,524	1,185,266

Contract transactions:
Payments received from contract owners	1,045,086	1,016,281	74,902	67,914
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,769,234)	(1,880,273)	13,238,118	(407,476)
Transfers for contract benefits and terminations	(8,981,031)	(6,169,798)	(1,447,327)	(1,066,963)
Contract maintenance charges	(122,072)	(125,540)	(12,986)	(12,382)
Adjustments to net assets allocated to contracts in payout period	(1,694)	1,211	65,383	(70)

Net increase (decrease) in net assets resulting from contract transactions	(9,828,945)	(7,158,119)	11,918,090	(1,418,977)

Total increase (decrease) in net assets	(870,925)	10,036,981	13,198,614	(233,711)

Net assets at beginning of period	76,271,949	66,234,968	6,636,173	6,869,884

Net assets at end of period	$75,401,024	$76,271,949	$19,834,787	$6,636,173

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus International Series		Virtus Multi-Sector Fixed Income Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$432,586	$680,970	$1,708,158	$1,564,373
Realized gains (losses)	1,068,391	272,146	86,848	(384,880)
Unrealized appreciation (depreciation) during the year	2,680,806	10,779,704	1,623,055	7,471,551

Net increase (decrease) in net assets from operations	4,181,783	11,732,820	3,418,061	8,651,044

Contract transactions:
Payments received from contract owners	280,782	611,599	203,685	516,374
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,342,894)	(1,154,133)	2,020,739	(846,929)
Transfers for contract benefits and terminations	(4,697,382)	(4,401,929)	(4,466,330)	(3,519,923)
Contract maintenance charges	(87,976)	(89,443)	(48,815)	(49,274)
Adjustments to net assets allocated to contracts in payout period	2,077	(2,818)	(3,514)	2,489

Net increase (decrease) in net assets resulting from contract transactions	(5,845,393)	(5,036,724)	(2,294,235)	(3,897,263)

Total increase (decrease) in net assets	(1,663,610)	6,696,096	1,123,826	4,753,781

Net assets at beginning of period	41,011,405	34,315,309	29,146,573	24,392,792

Net assets at end of period	$39,347,795	$41,011,405	$30,270,399	$29,146,573

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus Real Estate Securities Series		Virtus Small-Cap Growth Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$68,222	$188,438	$(38,385)	$(27,736)
Realized gains (losses)	484,480	183,911	(160,956)	(635,690)
Unrealized appreciation (depreciation) during the year	1,876,599	1,798,396	641,912	1,034,756

Net increase (decrease) in net assets from operations	2,429,301	2,170,745	442,571	371,330

Contract transactions:
Payments received from contract owners	131,920	157,837	22,594	29,190
Transfers between Investment Options (including Guaranteed Interest Account), net	(392,239)	63,917	7,492,004	(596,080)
Transfers for contract benefits and terminations	(1,400,886)	(1,066,291)	(922,346)	(350,228)
Contract maintenance charges	(23,598)	(20,649)	(4,187)	(6,661)
Adjustments to net assets allocated to contracts in payout period	(1)	(1,338)	(540)	(2,122)

Net increase (decrease) in net assets resulting from contract transactions	(1,684,804)	(866,524)	6,587,525	(925,901)

Total increase (decrease) in net assets	744,497	1,304,221	7,030,096	(554,571)

Net assets at beginning of period	10,065,226	8,761,005	2,054,906	2,609,477

Net assets at end of period	$10,809,723	$10,065,226	$9,085,002	$2,054,906

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Virtus Small-Cap Value Series		Virtus Strategic Allocation Series
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(8,794)	$(29,995)	$1,243,440	$1,907,461
Realized gains (losses)	(83,230)	(380,308)	(1,557,137)	(3,309,785)
Unrealized appreciation (depreciation) during the year	932,421	1,022,069	8,884,524	17,777,901

Net increase (decrease) in net assets from operations	840,397	611,766	8,570,827	16,375,577

Contract transactions:
Payments received from contract owners	49,262	66,636	601,628	685,189
Transfers between Investment Options (including Guaranteed Interest Account), net	9,964,827	(277,846)	(2,857,299)	(4,123,512)
Transfers for contract benefits and terminations	(883,763)	(628,670)	(12,059,998)	(8,356,861)
Contract maintenance charges	(10,810)	(5,622)	(69,032)	(77,800)
Adjustments to net assets allocated to contracts in payout period	10,112	(2,097)	(12,580)	(9,689)

Net increase (decrease) in net assets resulting from contract transactions	9,129,628	(847,599)	(14,397,281)	(11,882,673)

Total increase (decrease) in net assets	9,970,025	(235,833)	(5,826,454)	4,492,904

Net assets at beginning of period	3,945,522	4,181,355	84,990,325	80,497,421

Net assets at end of period	$13,915,547	$3,945,522	$79,163,871	$84,990,325

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Wanger International		Wanger International Select
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$441,528	$820,576	$3,012	$70,273
Realized gains (losses)	2,625,743	1,402,120	(83,078)	(373,076)
Unrealized appreciation (depreciation) during the year	4,858,833	10,646,379	930,507	1,363,146

Net increase (decrease) in net assets from operations	7,926,104	12,869,075	850,441	1,060,343

Contract transactions:
Payments received from contract owners	201,248	390,740	13,612	26,429
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,251,784)	(835,956)	(122,927)	(297,982)
Transfers for contract benefits and terminations	(4,824,320)	(3,670,873)	(262,613)	(273,733)
Contract maintenance charges	(35,070)	(33,921)	(2,532)	(2,282)
Adjustments to net assets allocated to contracts in payout period	1,205	(315)	481	(989)

Net increase (decrease) in net assets resulting from contract transactions	(5,908,721)	(4,150,325)	(373,979)	(548,557)

Total increase (decrease) in net assets	2,017,383	8,718,750	476,462	511,786

Net assets at beginning of period	38,176,114	29,457,364	4,454,872	3,943,086

Net assets at end of period	$40,193,497	$38,176,114	$4,931,334	$4,454,872

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2010 and 2009

(Continued)

	Wanger Select		Wanger USA
	2010	2009	2010	2009
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(40,578)	$(55,142)	$(417,539)	$(368,326)
Realized gains (losses)	132,936	27,728	3,004,563	1,439,597
Unrealized appreciation (depreciation) during the year	1,283,767	2,236,573	4,071,561	9,161,301

Net increase (decrease) in net assets from operations	1,376,125	2,209,159	6,658,585	10,232,572

Contract transactions:
Payments received from contract owners	32,030	15,732	292,763	294,540
Transfers between Investment Options (including Guaranteed Interest Account), net	485,216	347,544	(433,631)	(947,033)
Transfers for contract benefits and terminations	(436,365)	(344,978)	(4,832,325)	(2,938,840)
Contract maintenance charges	(2,633)	(2,389)	(29,567)	(27,536)
Adjustments to net assets allocated to contracts in payout period	(100)	170	3,920	(829)

Net increase (decrease) in net assets resulting from contract transactions	78,148	16,079	(4,998,840)	(3,619,698)

Total increase (decrease) in net assets	1,454,273	2,225,238	1,659,745	6,612,874

Net assets at beginning of period	5,796,731	3,571,493	34,658,101	28,045,227

Net assets at end of period	$7,251,004	$5,796,731	$36,317,846	$34,658,101

See Notes to Financial Statements

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization

The Phoenix Life Variable Accumulation Account (the “Separate Account”), is a separate investment account of Phoenix Life Insurance Company (“Phoenix” or “the Sponsor”). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“PNX”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 62 investment options that invest in shares of underlying funds. The underlying funds include The underlying funds include Virtus Variable Insurance Trust (formerly The Phoenix Edge Series Fund), Invesco Variable Insurance Funds, The Alger Portfolios, Alliance Bernstein® Variable Products Series (VPS) Fund, Inc., DWS Investments VIT Funds, Federated Insurance Series, Inc., Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, Sentinel Variable Products Trust, Calvert Variable Products, Inc., and Wanger Advisors Trust (collectively, the “Funds”).

The Separate Account may invest in the following investment options:

Alger Capital Appreciation Portfolio – Class 1-2 Shares
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares (formerly Summit S&P MidCap 400 Index Portfolio – Class I Shares)
DWS Equity 500 Index VIP – Class A
DWS Small Cap Index VIP – Class A
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth Securities Fund – Class 2
Franklin Income Securities Fund – Class 2
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Aggressive Growth)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Moderate Growth)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Growth)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II (merging series Phoenix Dynamic Asset Allocation Series: Moderate)
Invesco V.I. Capital Appreciation Fund – Series I Shares (formerly AIM V.I. Capital Appreciation Fund – Series I Shares)
Invesco V.I. Core Equity Fund – Series I Shares (formerly AIM V.I. Core Equity Fund – Series I Shares)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares (formerly AIM V.I. Mid Cap Core Equity Fund – Series I Shares)
Invesco Van Kampen V.I. Equity and Income Portfolio – Class II (formerly Van Kampen UIF Equity and Income Portfolio-Class II)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
Mutual Shares Securities Fund – Class 2 (included in Franklin Templeton Variable Insurance Products Trust)
Neuberger Berman AMT Guardian Portfolio – Class S
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
Oppenheimer Capital Appreciation Fund/VA – Service Shares

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization (Continued)

Oppenheimer Global Securities Fund/VA – Service Shares
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Rydex|SGI VT U.S. Long Short Momentum Fund (formerly Rydex Variable Trust All-Cap Opportunity Fund)
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund (formerly Sentinel Variable Products Mid Cap Growth Fund)
Sentinel Variable Products Small Company Fund
Templeton Developing Markets Securities Fund – Class 1
Templeton Developing Markets Securities Fund – Class 2
Templeton Foreign Securities Fund – Class 1
Templeton Foreign Securities Fund – Class 2
Templeton Global Bond Securities Fund – Class 1
Templeton Growth Securities Fund – Class 1
Templeton Growth Securities Fund – Class 2
Virtus Capital Growth Series (formerly Phoenix Capital Growth Series) (merging series Phoenix Comstock Series and Phoenix Equity 500 Series, surviving series Phoenix Capital Growth Series)
Virtus Growth & Income Series (formerly Phoenix Growth and Income Series)
Virtus International Series (formerly Phoenix-Aberdeen International Series)
Virtus Multi-Sector Fixed Income Series (formerly Phoenix Multi-Sector Fixed Income Series) (merging series Phoenix Multi-Sector Short Term Bond Series, surviving series Phoenix Multi-Sector Fixed Income Series)
Virtus Real Estate Securities Series (formerly Phoenix-Duff & Phelps Real Estate Securities Series)
Virtus Small-Cap Growth Series (formerly Phoenix Small-Cap Growth Series) (merging series Phoenix Mid-Cap Growth Series, surviving series Phoenix Small-Cap Growth Series)
Virtus Small-Cap Value Series (formerly Phoenix Small-Cap Value Series) (merging series Phoenix Mid-Cap Value Series, surviving series Phoenix Small-Cap Value Series)
Virtus Strategic Allocation Series (formerly Phoenix Strategic Allocation Series)
Wanger International
Wanger International Select
Wanger Select
Wanger USA

The following funds were available to the Separate Account as an investment options until they liquidated during the period:

Phoenix Money Market Series (liquidated 1/22/10)
Templeton Global Asset Allocation Fund – Class 1 (liquidated 4/30/10)
Templeton Global Asset Allocation Fund – Class 2 (liquidated 4/30/10)

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life Insurance Company’s other asset and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts may not be used to pay liabilities arising out of any other business Phoenix Life Insurance Company may conduct.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 2—Significant Accounting Policies

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A.	Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B.	Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C.	Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D.	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E.	Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

F.	Security Valuation: The Separate Account measures the fair value of its investment in the investment options available on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Investments held by the Separate Account are Level 1 of the hierarchy.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:

Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$33,848	$420,236
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	31,529	93,032
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	78,496	15,826
DWS Equity 500 Index VIP – Class A	182,785	694,474
DWS Small Cap Index VIP – Class A	178,537	44,569
Federated Fund for U.S. Government Securities II	1,992,432	4,074,198
Federated High Income Bond Fund II – Primary Shares	1,008,426	1,161,803
Federated Prime Money Fund II	42,314,488	14,726,771
Fidelity® VIP Contrafund® Portfolio – Service Class	748,803	3,600,007
Fidelity® VIP Growth Opportunities Portfolio – Service Class	227,870	989,201
Fidelity® VIP Growth Portfolio – Service Class	202,391	524,896
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	677,289	1,047,843
Franklin Flex Cap Growth Securities Fund – Class 2	55,879	37,373
Franklin Income Securities Fund – Class 2	1,507,841	1,799,444
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	642,821	3,197
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	3,702,070	20,700
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	960,411	5,668
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	3,091,158	17,709
Invesco V.I. Capital Appreciation Fund – Series I Shares	86,940	279,296
Invesco V.I. Core Equity Fund – Series I Shares	18,805	207,420
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	11,629	201,788
Invesco Van Kampen V.I. Equity and Income Fund – Class II	77,994	77,971
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	16,321	95,500
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	238,149	455,345
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	207,195	1,314,822
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	78,634	315,013
Mutual Shares Securities Fund – Class 2	909,582	2,172,801
Neuberger Berman AMT Guardian Portfolio – S Class	85,971	402,903
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	2,017	4,319
Oppenheimer Capital Appreciation Fund/VA – Service Shares	14,905	207,178
Oppenheimer Global Securities Fund/VA – Service Shares	95,267	148,711
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	112,905	387,276
Phoenix Comstock Series	191,988	6,486,995
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	23,980	895,492
Phoenix Dynamic Asset Allocation Series: Growth	285,027	1,418,551
Phoenix Dynamic Asset Allocation Series: Moderate	3,637,919	7,072,241
Phoenix Dynamic Asset Allocation Series: Moderate Growth	3,254,887	5,680,902
Phoenix Equity 500 Index Series	531,441	9,655,921
Phoenix Mid-Cap Growth Series	486,214	9,229,560
Phoenix Mid-Cap Value Series	375,599	12,359,356
Phoenix Money Market Series	517,666	20,600,083
Phoenix Multi-Sector Short Term Bond Series	638,092	3,523,036
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	678,505	676,478
PIMCO Real Return Portfolio – Advisor Class	480,462	602,352
PIMCO Total Return Portfolio – Advisor Class	1,410,307	1,773,519
Rydex VT Inverse Government Long Bond Strategy Fund	4,087	9,382
Rydex VT Nova Fund	2	9,537
Rydex|SGI VT U.S. Long Short Momentum Fund	1,746	127,287
Sentinel Variable Products Balanced Fund	142,734	151,364
Sentinel Variable Products Bond Fund	576,804	859,077
Sentinel Variable Products Common Stock Fund	335,341	904,196
Sentinel Variable Products Mid Cap Fund	105,178	65,378
Sentinel Variable Products Small Company Fund	106,246	211,484

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments (Continued)

Investment Option	Purchases	Sales
Templeton Developing Markets Securities Fund – Class 1	$1,654,996	$356,330
Templeton Developing Markets Securities Fund – Class 2	621,200	820,785
Templeton Foreign Securities Fund – Class 1	2,275,168	3,590,356
Templeton Foreign Securities Fund – Class 2	226,523	737,431
Templeton Global Asset Allocation Fund – Class 1	2,546,955	25,840,989
Templeton Global Asset Allocation Fund – Class 2	153,260	1,273,502
Templeton Global Bond Securities Fund – Class 1	3,504,244	2,143,357
Templeton Growth Securities Fund – Class 1	3,904,197	7,472,461
Templeton Growth Securities Fund – Class 2	963,518	2,130,636
Virtus Capital Growth Series	1,608,989	12,022,937
Virtus Growth & Income Series	16,903,679	5,000,083
Virtus International Series	1,529,822	6,942,629
Virtus Multi-Sector Fixed Income Series	6,062,438	6,648,515
Virtus Real Estate Securities Series	1,143,322	2,759,904
Virtus Small-Cap Growth Series	7,896,903	1,347,764
Virtus Small-Cap Value Series	10,700,811	1,579,977
Virtus Strategic Allocation Series	3,123,041	16,276,882
Wanger International	1,496,505	6,963,699
Wanger International Select	212,486	583,452
Wanger Select	1,102,714	1,065,144
Wanger USA	959,398	6,375,777

	$141,967,782	$229,792,091

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding

The changes in units outstanding were as follows:

	For the period ended December 31, 2010			For the period ended December 31, 2009
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	27,699	(393,541)	(365,842)	58,741	(1,129,503)	(1,070,762)
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	22,933	(94,957)	(72,024)	281,670	(137,307)	144,363
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	77,778	(15,352)	62,426	35,305	(50,026)	(14,721)
DWS Equity 500 Index VIP – Class A	98,241	(604,701)	(506,460)	325,359	(2,343,158)	(2,017,799)
DWS Small Cap Index VIP – Class A	173,519	(47,172)	126,347	56,295	(62,305)	(6,010)
Federated Fund for U.S. Government Securities II	908,363	(2,678,685)	(1,770,322)	2,628,084	(4,430,273)	(1,802,189)
Federated High Income Bond Fund II – Primary Shares	470,780	(696,375)	(225,595)	638,996	(759,275)	(120,279)
Federated Prime Money Fund II	42,408,930	(14,470,467)	27,938,463	-	-	-
Fidelity® VIP Contrafund® Portfolio – Service Class	486,217	(2,789,239)	(2,303,022)	804,620	(4,448,391)	(3,643,771)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	279,740	(1,135,128)	(855,388)	1,500,149	(1,236,550)	263,599
Fidelity® VIP Growth Portfolio – Service Class	278,475	(771,140)	(492,665)	389,230	(1,263,082)	(873,852)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	432,630	(852,562)	(419,932)	1,411,058	(1,154,698)	256,360
Franklin Flex Cap Growth Securities Fund – Class 2	57,973	(38,301)	19,672	13,702	(69,092)	(55,390)
Franklin Income Securities Fund – Class 2	1,068,600	(1,636,924)	(568,324)	1,115,560	(1,751,664)	(636,104)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	636,510	(2,086)	634,424	-	-	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	3,673,510	(14,587)	3,658,923	-	-	-
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	948,953	(3,895)	945,058	-	-	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	3,081,274	(12,900)	3,068,374	-	-	-
Invesco V.I. Capital Appreciation Fund – Series I Shares	94,755	(313,681)	(218,926)	242,926	(472,548)	(229,622)
Invesco V.I. Core Equity Fund – Series I Shares	13,199	(196,357)	(183,158)	16,389	(96,703)	(80,314)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	4,639	(157,137)	(152,498)	11,658	(131,779)	(120,121)
Invesco Van Kampen V.I. Equity and Income Fund – Class II	76,027	(73,989)	2,038	77,797	(27,342)	50,455
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	1,067	(77,773)	(76,706)	2,509	(69,326)	(66,817)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	97,181	(328,360)	(231,179)	331,113	(608,333)	(277,220)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	190,696	(1,311,948)	(1,121,252)	420,864	(1,329,390)	(908,526)
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares	71,355	(310,764)	(239,409)	85,638	(430,606)	(344,968)
Mutual Shares Securities Fund – Class 2	619,835	(1,666,255)	(1,046,420)	1,197,771	(2,623,422)	(1,425,651)
Neuberger Berman AMT Guardian Portfolio – S Class	90,410	(431,414)	(341,004)	816,538	(375,499)	441,039
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	2,826	(5,009)	(2,183)	22,619	(7,078)	15,541
Oppenheimer Capital Appreciation Fund/VA – Service Shares	16,461	(241,817)	(225,356)	228,947	(12,833)	216,114
Oppenheimer Global Securities Fund/VA – Service Shares	95,522	(155,259)	(59,737)	161,688	(102,901)	58,787
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	120,512	(441,869)	(321,357)	649,946	(365,924)	284,022
Phoenix Comstock Series	81,984	(4,633,312)	(4,551,328)	211,684	(1,304,742)	(1,093,058)
Phoenix Dynamic Asset Allocation Series: Aggressive Growth	20,093	(705,089)	(684,996)	74,766	(136,579)	(61,813)
Phoenix Dynamic Asset Allocation Series: Growth	294,573	(1,229,626)	(935,053)	666,596	(267,175)	399,421
Phoenix Dynamic Asset Allocation Series: Moderate	3,456,365	(6,477,294)	(3,020,929)	1,757,239	(501,596)	1,255,643
Phoenix Dynamic Asset Allocation Series: Moderate Growth	3,259,590	(5,307,147)	(2,047,557)	1,253,519	(1,055,424)	198,095
Phoenix Equity 500 Index Series	446,601	(9,335,263)	(8,888,662)	687,854	(2,393,981)	(1,706,127)
Phoenix Mid-Cap Growth Series	390,776	(7,137,503)	(6,746,727)	248,566	(1,545,728)	(1,297,162)
Phoenix Mid-Cap Value Series	212,840	(7,217,670)	(7,004,830)	745,049	(1,587,040)	(841,991)
Phoenix Money Market Series	230,679	(10,554,907)	(10,324,228)	7,344,648	(10,731,028)	(3,386,380)
Phoenix Multi-Sector Short Term Bond Series	343,353	(2,491,229)	(2,147,876)	696,503	(1,259,414)	(562,911)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	312,259	(697,770)	(385,511)	905,757	(511,692)	394,065
PIMCO Real Return Portfolio – Advisor Class	370,344	(470,944)	(100,600)	506,811	(473,386)	33,425
PIMCO Total Return Portfolio – Advisor Class	855,699	(1,284,017)	(428,318)	3,205,389	(835,216)	2,370,173
Rydex VT Inverse Government Long Bond Strategy Fund	6,506	(10,807)	(4,301)	3,180	(84,922)	(81,742)
Rydex VT Nova Fund	-	(9,575)	(9,575)	229	(391)	(162)
Rydex|SGI VT U.S. Long Short Momentum Fund	1,232	(88,963)	(87,731)	1,773	(43,757)	(41,984)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding (Continued)

	For the period ended December 31, 2010			For the period ended December 31, 2009
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Sentinel Variable Products Balanced Fund	145,875	(163,809)	(17,934)	256,094	(60,270)	195,824
Sentinel Variable Products Bond Fund	322,774	(691,364)	(368,590)	1,169,088	(861,356)	307,732
Sentinel Variable Products Common Stock Fund	294,748	(968,510)	(673,762)	2,280,842	(912,311)	1,368,531
Sentinel Variable Products Mid Cap Fund	131,124	(80,896)	50,228	54,670	(168,574)	(113,904)
Sentinel Variable Products Small Company Fund	116,963	(229,333)	(112,370)	471,828	(135,977)	335,851
Templeton Developing Markets Securities Fund – Class 1	1,036,948	(211,121)	825,827	309,547	(235,884)	73,663
Templeton Developing Markets Securities Fund – Class 2	397,343	(530,339)	(132,996)	733,953	(630,401)	103,552
Templeton Foreign Securities Fund – Class 1	617,538	(1,084,748)	(467,210)	214,742	(793,963)	(579,221)
Templeton Foreign Securities Fund – Class 2	107,147	(460,094)	(352,947)	122,082	(614,721)	(492,639)
Templeton Global Asset Allocation Fund – Class 1	9,104	(5,040,231)	(5,031,127)	211,571	(1,018,669)	(807,098)
Templeton Global Asset Allocation Fund – Class 2	3,774	(629,286)	(625,512)	10,372	(109,712)	(99,340)
Templeton Global Bond Securities Fund – Class 1	756,220	(454,012)	302,208	280,316	(237,758)	42,558
Templeton Growth Securities Fund – Class 1	761,642	(1,657,901)	(896,259)	312,132	(1,717,551)	(1,405,419)
Templeton Growth Securities Fund – Class 2	846,808	(1,816,513)	(969,705)	1,085,699	(2,518,511)	(1,432,812)
Virtus Capital Growth Series	280,828	(2,392,706)	(2,111,878)	380,178	(2,515,158)	(2,134,980)
Virtus Growth & Income Series	14,830,088	(4,603,066)	10,227,022	181,298	(1,730,786)	(1,549,488)
Virtus International Series	303,343	(2,647,549)	(2,344,206)	1,566,808	(3,568,656)	(2,001,848)
Virtus Multi-Sector Fixed Income Series	1,013,537	(1,595,474)	(581,937)	1,331,960	(2,518,806)	(1,186,846)
Virtus Real Estate Securities Series	248,962	(935,097)	(686,135)	771,923	(786,697)	(14,774)
Virtus Small-Cap Growth Series	4,668,377	(781,572)	3,886,805	62,403	(915,312)	(852,909)
Virtus Small-Cap Value Series	6,999,178	(940,845)	6,058,333	368,551	(1,041,648)	(673,097)
Virtus Strategic Allocation Series	176,460	(2,683,920)	(2,507,460)	259,423	(2,837,280)	(2,577,857)
Wanger International	122,065	(1,347,825)	(1,225,760)	473,744	(1,473,537)	(999,793)
Wanger International Select	65,659	(224,294)	(158,635)	110,230	(422,380)	(312,150)
Wanger Select	416,809	(418,196)	(1,387)	343,177	(368,512)	(25,335)
Wanger USA	277,529	(1,828,092)	(1,550,563)	288,212	(1,755,423)	(1,467,211)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2010, 2009, 2008, 2007, and 2006 follows:

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Alger Capital Appreciation Portfolio – Class I-2 Shares
2010	1,394	0.94	to	1.80	1,427	0.40%	0.90%	to	1.80%	11.98%	to	13.00%
2009	1,760	0.83	to	1.61	1,634	-	0.90%	to	1.80%	48.39%	to	49.74%
2008	2,831	0.55	to	1.08	1,738	-	0.90%	to	1.80%	(46.12%)	to	(45.63%)
2007	3,548	1.02	to	2.00	4,005	-	0.90%	to	1.80%	31.12%	to	32.33%
2006	4,326	0.77	to	1.52	3,714	-	0.90%	to	1.80%	17.13%	to	18.19%
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
2010	382	0.98	to	1.00	378	2.61%	1.25%	to	1.80%	8.31%	to	8.92%
2009	454	0.91	to	0.92	414	0.54%	1.10%	to	1.80%	11.40%	to	22.90%
2008[24]	310	0.75	to	0.75	231	1.50%	1.25%	to	1.80%	(31.26%)	to	(5.58%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2010	78	1.15	to	1.18	92	0.91%	0.90%	to	1.80%	3.32%	to	24.85%
2009	16	0.93	to	0.95	15	1.90%	0.90%	to	1.80%	2.20%	to	35.15%
2008[23]	31	0.70	to	0.70	21	2.75%	0.90%	to	1.25%	(26.12%)	to	6.93%
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
DWS Equity 500 Index VIP – Class A
2010	3,626	1.07	to	1.25	4,284	1.95%	0.90%	to	1.80%	12.64%	to	13.67%
2009	4,133	0.95	to	1.10	4,311	3.14%	0.90%	to	1.80%	24.05%	to	25.19%
2008	6,150	0.76	to	0.88	5,059	2.40%	0.90%	to	1.80%	(38.28%)	to	(37.72%)
2007	6,289	1.23	to	1.41	8,535	1.45%	0.90%	to	1.80%	(1.23%)	to	4.34%
2006	6,435	1.19	to	1.35	8,407	1.12%	0.90%	to	1.80%	8.46%	to	14.49%
DWS Small Cap Index VIP – Class A
2010	171	1.13	to	1.14	195	0.87%	1.25%	to	1.80%	10.93%	to	24.81%
2009	44	0.92	to	0.92	41	0.96%	0.90%	to	1.25%	6.37%	to	47.62%
2008[25]	50	0.73	to	0.74	37	-	0.90%	to	1.25%	(33.38%)	to	7.41%
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Federated Fund for U.S. Government Securities II
2010	8,814	1.18	to	1.61	12,743	4.67%	0.90%	to	1.80%	3.28%	to	4.22%
2009	10,584	1.14	to	1.54	14,752	5.44%	0.90%	to	1.80%	3.32%	to	4.26%
2008	12,386	1.10	to	1.48	16,623	4.99%	0.90%	to	1.80%	1.80%	to	3.34%
2007	13,757	1.07	to	1.44	17,720	4.56%	0.90%	to	1.80%	(0.55%)	to	5.33%
2006	16,024	1.02	to	1.36	19,760	3.99%	0.50%	to	1.80%	0.02%	to	3.20%
Federated High Income Bond Fund II – Primary Shares
2010	1,762	1.44	to	1.91	3,030	8.50%	0.90%	to	1.80%	1.96%	to	13.70%
2009	1,988	1.25	to	1.68	3,020	10.45%	0.90%	to	1.80%	50.10%	to	51.48%
2008	2,108	0.83	to	1.11	2,135	10.57%	0.90%	to	1.80%	(27.33%)	to	(26.66%)
2007	3,187	1.14	to	1.51	4,401	8.21%	0.90%	to	1.80%	(1.43%)	to	2.49%
2006	4,086	1.31	to	1.47	5,541	8.56%	0.90%	to	1.80%	8.82%	to	9.81%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Federated Prime Money Fund II
2010[26]	27,938	0.98	to	0.99	27,588	0.00%*	0.90%	to	1.80%	(1.69%)	to	(0.33%)
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Fidelity® VIP Contrafund® Portfolio – Service Class
2010	10,421	1.25	to	1.69	14,332	1.04%	0.90%	to	1.80%	4.28%	to	16.06%
2009	12,724	1.08	to	1.46	15,143	1.24%	0.90%	to	1.80%	33.23%	to	38.49%
2008	16,368	0.81	to	1.09	14,534	0.85%	0.90%	to	1.80%	(43.65%)	to	(43.13%)
2007	19,341	1.43	to	1.91	30,342	0.82%	0.90%	to	1.80%	12.34%	to	16.45%
2006	21,842	1.24	to	1.65	29,531	1.11%	0.90%	to	1.80%	7.61%	to	10.59%
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2010	5,500	0.78	to	1.22	5,257	0.09%	0.90%	to	1.80%	21.43%	to	22.54%
2009	6,355	0.64	to	1.00	5,004	0.39%	0.90%	to	1.80%	6.23%	to	44.41%
2008	6,092	0.44	to	0.70	3,318	0.43%	0.90%	to	1.80%	(55.87%)	to	(55.46%)
2007	4,713	1.00	to	1.58	5,697	-	0.90%	to	1.80%	8.12%	to	21.93%
2006	3,078	0.82	to	1.30	2,941	0.50%	0.90%	to	1.80%	3.41%	to	13.37%
Fidelity® VIP Growth Portfolio – Service Class
2010	2,469	0.70	to	1.12	1,972	0.17%	0.90%	to	1.80%	21.83%	to	22.94%
2009	2,962	0.57	to	0.92	1,916	0.32%	0.90%	to	1.80%	25.84%	to	27.00%
2008	3,835	0.45	to	0.73	1,974	0.63%	0.90%	to	1.80%	(48.18%)	to	(47.71%)
2007	5,234	0.87	to	1.40	5,034	0.64%	0.90%	to	1.80%	11.01%	to	25.72%
2006	5,538	0.70	to	1.05	4,340	0.31%	0.90%	to	1.80%	4.82%	to	5.77%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2010	3,152	1.17	to	1.21	3,757	3.36%	0.90%	to	1.80%	5.74%	to	6.71%
2009	3,572	1.11	to	1.14	4,006	8.81%	0.90%	to	1.80%	0.51%	to	14.63%
2008	3,316	0.97	to	0.99	3,258	3.24%	0.90%	to	1.80%	(6.55%)	to	(4.21%)
2007[17]	2,179	1.02	to	1.04	2,248	0.17%	0.90%	to	1.80%	0.21%	to	3.34%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Franklin Flex Cap Growth Securities Fund – Class 2
2010	71	1.08	to	1.10	77	-	1.10%	to	1.80%	11.60%	to	14.92%
2009	51	0.95	to	0.96	49	-	1.10%	to	1.65%	(15.69%)	to	31.51%
2008[22]	106	0.73	to	0.73	77	0.07%	1.10%	to	1.65%	(33.29%)	to	(8.88%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Franklin Income Securities Fund – Class 2
2010	5,679	0.99	to	1.20	6,395	6.42%	0.90%	to	1.80%	10.65%	to	11.66%
2009	6,247	0.89	to	1.07	6,356	8.16%	0.90%	to	1.80%	33.16%	to	41.36%
2008	6,883	0.66	to	0.80	5,263	5.50%	0.90%	to	1.80%	(36.05%)	to	(30.29%)
2007	5,326	0.96	to	1.14	5,926	3.04%	0.90%	to	1.80%	(2.61%)	to	2.82%
2006[8]	1,238	1.04	to	1.11	1,361	0.20%	0.90%	to	1.80%	(0.12%)	to	12.16%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
2010[27]	634	1.05	to	1.05	664	2.41%	0.90%	to	1.80%	3.88%	to	3.99%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
2010[27]	3,659	1.02	to	1.03	3,748	5.68%	0.90%	to	1.80%	2.25%	to	2.36%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
2010[27]	945	1.04	to	1.04	982	5.61%	1.10%	to	1.80%	3.33%	to	3.41%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
2010[27]	3,068	1.01	to	1.01	3,102	4.23%	1.00%	to	1.80%	1.23%	to	1.32%
2009	-	-	to	-	-	-	-	to	-	-	to	-
2008	-	-	to	-	-	-	-	to	-	-	to	-
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-
Invesco V.I. Capital Appreciation Fund – Series I Shares
2010	1,969	0.84	to	1.02	1,824	0.74%	0.90%	to	1.80%	13.41%	to	14.45%
2009	2,188	0.74	to	0.89	1,779	0.64%	0.90%	to	1.80%	18.90%	to	19.99%
2008	2,417	0.62	to	0.75	1,641	-	0.90%	to	1.80%	(43.53%)	to	(43.01%)
2007	2,851	1.09	to	1.31	3,389	-	0.90%	to	1.80%	9.99%	to	11.00%
2006	3,554	0.98	to	1.18	3,772	0.06%	0.90%	to	1.80%	(2.35%)	to	5.35%
Invesco V.I. Core Equity Fund – Series I Shares
2010	446	1.07	to	1.12	489	0.97%	0.90%	to	1.80%	7.59%	to	8.57%
2009	629	0.99	to	1.03	638	1.84%	0.90%	to	1.80%	25.99%	to	27.14%
2008	709	0.79	to	0.81	568	1.93%	0.90%	to	1.80%	(31.40%)	to	(30.77%)
2007	968	1.15	to	1.17	1,123	1.03%	0.90%	to	1.80%	6.16%	to	7.14%
2006[6]	1,197	1.08	to	1.09	1,301	0.75%	0.90%	to	1.80%	7.84%	to	8.50%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2010	853	1.27	to	1.34	1,119	0.56%	0.90%	to	1.80%	12.06%	to	13.09%
2009	1,006	1.13	to	1.19	1,171	1.35%	0.90%	to	1.80%	9.57%	to	29.04%
2008	1,126	0.89	to	0.92	1,020	1.54%	0.90%	to	1.80%	(29.81%)	to	(29.16%)
2007	1,305	1.26	to	1.30	1,674	0.20%	0.90%	to	1.80%	7.42%	to	8.56%
2006	1,641	1.17	to	1.20	1,946	0.32%	0.90%	to	1.80%	4.61%	to	10.24%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Invesco Van Kampen V.I. Equity and Income Fund – Class II
2010	220	1.07	to	1.13	238	1.83%	0.90%	to	1.375%	0.10%	to	10.91%
2009	218	0.97	to	1.02	215	2.82%	0.90%	to	1.80%	(11.94%)	to	28.44%
2008	168	0.80	to	0.84	137	2.41%	1.00%	to	1.80%	(26.18%)	to	(23.45%)
2007	175	1.05	to	1.09	185	1.71%	1.00%	to	1.80%	(4.25%)	to	2.06%
2006[15]	92	1.03	to	1.03	95	-	1.25%	to	1.25%	2.99%	to	2.99%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2010	129	1.29	to	1.35	171	0.26%	1.00%	to	1.80%	21.50%	to	22.49%
2009	205	1.06	to	1.10	223	-	1.00%	to	1.80%	49.94%	to	52.21%
2008	272	0.71	to	0.73	196	-	1.00%	to	1.80%	(37.62%)	to	(10.55%)
2007	360	1.13	to	1.16	413	-	1.00%	to	1.80%	(8.88%)	to	(8.13%)
2006	446	1.24	to	1.26	558	-	1.00%	to	1.80%	12.63%	to	14.91%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2010	1,363	1.34	to	1.41	1,882	5.72%	0.90%	to	1.80%	(0.42%)	to	11.31%
2009	1,594	1.22	to	1.27	1,986	6.24%	0.90%	to	1.80%	31.90%	to	33.10%
2008	1,872	0.92	to	0.95	1,760	5.48%	0.90%	to	1.80%	(19.16%)	to	(18.28%)
2007	2,495	1.14	to	1.17	2,882	5.80%	0.90%	to	1.80%	0.91%	to	5.23%
2006	3,020	1.09	to	1.11	3,328	3.40%	0.90%	to	1.80%	7.37%	to	8.35%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2010	5,298	0.82	to	1.08	5,585	0.53%	0.90%	to	1.80%	(3.98%)	to	16.36%
2009	6,419	0.71	to	0.93	5,843	0.99%	0.90%	to	1.80%	16.76%	to	17.83%
2008	7,327	0.61	to	0.79	5,687	1.41%	0.90%	to	1.80%	(37.57%)	to	(36.99%)
2007	9,233	0.97	to	1.25	11,420	1.21%	0.90%	to	1.80%	(2.65%)	to	2.50%
2006	9,635	1.20	to	1.22	11,691	1.26%	0.90%	to	1.80%	14.08%	to	16.22%
Lord Abbett Series Fund Mid Cap Value Portfolio – Class VC Shares
2010	1,301	0.83	to	1.13	1,432	0.40%	0.90%	to	1.80%	23.18%	to	24.30%
2009	1,540	0.67	to	0.91	1,370	0.47%	0.90%	to	1.80%	(7.59%)	to	25.48%
2008	1,885	0.70	to	0.72	1,344	1.17%	0.90%	to	1.80%	(40.45%)	to	(39.90%)
2007	2,538	1.17	to	1.20	3,021	0.41%	0.90%	to	1.80%	(8.95%)	to	3.66%
2006	2,969	1.19	to	1.21	3,559	0.33%	0.90%	to	1.80%	9.55%	to	11.22%
Mutual Shares Securities Fund – Class 2
2010	8,030	0.80	to	1.70	10,705	1.54%	0.90%	to	1.80%	9.20%	to	10.20%
2009	9,076	0.73	to	1.55	11,015	1.89%	0.90%	to	1.80%	23.78%	to	24.91%
2008	10,502	0.59	to	1.25	10,495	3.09%	0.90%	to	1.80%	(38.24%)	to	(37.67%)
2007	9,836	0.94	to	2.01	17,211	1.41%	0.90%	to	1.80%	(2.15%)	to	2.54%
2006	8,278	1.25	to	1.96	14,879	1.25%	0.90%	to	1.80%	3.31%	to	17.32%
Neuberger Berman AMT Guardian Portfolio – S Class
2010	2,763	0.91	to	1.06	2,707	0.32%	0.90%	to	1.80%	16.80%	to	17.87%
2009	3,104	0.77	to	0.90	2,596	1.06%	0.90%	to	1.80%	4.81%	to	28.34%
2008	2,663	0.61	to	0.70	1,747	0.62%	0.90%	to	1.80%	(39.02%)	to	(37.93%)
2007	1,236	0.98	to	1.12	1,355	0.43%	0.90%	to	1.80%	(1.53%)	to	7.71%
2006[11]	12	1.06	to	1.06	13	0.45%	1.10%	to	1.25%	1.81%	to	15.16%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2010	27	0.80	to	0.87	23	-	0.90%	to	1.65%	17.64%	to	18.54%
2009	29	0.68	to	0.73	21	-	0.90%	to	1.65%	20.73%	to	41.03%
2008	14	0.57	to	0.60	8	-	1.25%	to	1.65%	(40.47%)	to	1.45%
2007	10	0.95	to	1.01	9	-	1.25%	to	1.65%	(6.29%)	to	5.08%
2006[13]	30	0.96	to	0.96	28	-	1.25%	to	1.65%	3.85%	to	6.74%
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2010	39	0.96	to	0.97	37	-	1.00%	to	1.80%	5.24%	to	10.77%
2009	264	0.86	to	0.89	234	0.00%*	1.00%	to	1.80%	8.21%	to	42.35%
2008	48	0.60	to	0.62	30	-	1.25%	to	1.80%	(49.94%)	to	(25.15%)
2007	47	1.13	to	1.16	54	0.01%	1.25%	to	1.80%	3.57%	to	11.80%
2006[16]	7	1.01	to	1.01	7	-	1.25%	to	1.80%	(1.84%)	to	0.24%
Oppenheimer Global Securities Fund/VA – Service Shares
2010	492	1.01	to	1.05	504	1.34%	0.90%	to	1.80%	(1.68%)	to	14.66%
2009	552	0.89	to	0.92	495	1.71%	0.90%	to	1.80%	9.98%	to	38.10%
2008	493	0.65	to	0.66	322	1.07%	0.90%	to	1.80%	(41.41%)	to	(40.87%)
2007	330	1.10	to	1.12	366	0.52%	0.90%	to	1.80%	(3.20%)	to	4.91%
2006[8]	107	1.06	to	1.06	113	-	1.10%	to	1.80%	(0.25%)	to	17.36%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2010	1,997	0.90	to	1.03	1,896	0.42%	0.90%	to	1.80%	20.85%	to	21.95%
2009	2,318	0.74	to	0.84	1,812	0.62%	0.90%	to	1.80%	9.23%	to	35.65%
2008	2,034	0.55	to	0.62	1,180	0.21%	0.90%	to	1.80%	(39.12%)	to	(29.60%)
2007	954	0.89	to	1.01	924	0.05%	0.90%	to	1.80%	(10.80%)	to	(2.48%)
2006[12]	24	0.99	to	1.04	25	-	1.10%	to	1.80%	0.39%	to	11.15%
Phoenix Comstock Series
2010	-	-	to	-	-	1.84%	0.90%	to	1.80%	10.41%	to	11.26%
2009	4,551	0.86	to	1.46	5,774	2.10%	0.90%	to	1.80%	27.64%	to	28.81%
2008	5,644	0.67	to	1.14	5,532	1.73%	0.90%	to	1.80%	(36.89%)	to	(36.31%)
2007	7,128	1.06	to	1.80	11,099	1.54%	0.90%	to	1.80%	(3.98%)	to	5.30%
2006	8,585	1.10	to	1.86	13,965	1.63%	0.90%	to	1.80%	6.91%	to	19.82%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
2010	-	-	to	-	-	0.45%	0.90%	to	1.80%	8.88%	to	9.77%
2009	685	0.86	to	0.93	813	1.85%	0.90%	to	1.80%	25.21%	to	38.28%
2008	747	0.69	to	0.73	689	2.08%	1.25%	to	1.80%	(39.37%)	to	(39.03%)
2007	345	1.12	to	1.19	653	1.91%	1.00%	to	1.80%	(5.11%)	to	8.54%
2006[5]	107	1.11	to	1.11	344	1.62%	1.80%	to	1.80%	6.72%	to	6.72%
Phoenix Dynamic Asset Allocation Series: Growth
2010	-	-	to	-	-	0.48%	1.10%	to	1.80%	8.00%	to	8.86%
2009	935	0.82	to	0.96	1,056	10.65%	1.10%	to	1.80%	(0.13%)	to	22.40%
2008	536	0.67	to	0.78	558	2.22%	1.00%	to	1.80%	(35.96%)	to	(26.65%)
2007	266	1.12	to	1.17	541	2.27%	1.10%	to	1.80%	(0.47%)	to	7.32%
2006[7]	20	1.04	to	1.09	242	1.64%	1.10%	to	1.38%	0.57%	to	10.13%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Phoenix Dynamic Asset Allocation Series: Moderate
2010	-	-	to	-	-	0.85%	0.90%	to	1.80%	5.76%	to	8.25%
2009	3,021	0.95	to	1.05	3,278	2.92%	0.90%	to	1.80%	1.55%	to	15.83%
2008	1,765	0.85	to	0.94	1,805	7.24%	0.90%	to	1.80%	(18.28%)	to	3.98%
2007	590	1.03	to	1.11	876	2.81%	1.20%	to	1.60%	0.80%	to	6.98%
2006[9]	208	1.03	to	1.04	426	4.08%	1.10%	to	1.60%	1.62%	to	5.93%
Phoenix Dynamic Asset Allocation Series: Moderate Growth
2010	-	-	to	-	-	0.42%	0.90%	to	1.80%	4.68%	to	8.43%
2009	2,048	0.95	to	1.01	2,220	2.25%	0.90%	to	1.80%	6.03%	to	41.78%
2008	1,849	0.82	to	0.86	1,724	2.45%	0.90%	to	1.65%	(26.83%)	to	(23.74%)
2007	995	1.11	to	1.16	1,369	1.65%	1.10%	to	1.65%	6.00%	to	7.67%
2006[4]	993	1.04	to	1.08	1,282	2.95%	1.10%	to	1.65%	2.61%	to	11.10%
Phoenix Equity 500 Index Series
2010	-	-	to	-	-	1.81%	0.90%	to	2.25%	-3.20%	to	10.77%
2009	8,889	0.78	to	1.15	8,407	2.34%	0.90%	to	2.25%	23.38%	to	25.09%
2008	10,595	0.63	to	0.92	8,015	1.60%	0.90%	to	2.25%	(38.72%)	to	(35.35%)
2007	13,105	1.02	to	1.49	16,164	1.23%	0.90%	to	2.25%	1.35%	to	3.92%
2006	17,343	0.98	to	1.44	20,933	1.32%	0.90%	to	2.25%	11.65%	to	13.19%
Phoenix Mid-Cap Growth Series
2010	-	-	to	-	-	-	0.90%	to	1.80%	8.01%	to	18.49%
2009	6,747	0.64	to	1.18	7,455	-	0.90%	to	1.80%	27.99%	to	29.16%
2008	8,044	0.50	to	0.91	6,851	-	0.90%	to	1.80%	(44.49%)	to	(43.98%)
2007	9,969	0.89	to	1.64	15,270	-	0.90%	to	1.80%	19.60%	to	20.70%
2006	12,170	0.74	to	1.36	15,477	-	0.90%	to	1.80%	2.26%	to	3.20%
Phoenix Mid-Cap Value Series
2010	-	-	to	-	-	0.34%	0.90%	to	1.80%	5.20%	to	18.69%
2009	7,005	0.73	to	1.95	10,244	0.84%	0.90%	to	1.80%	3.69%	to	31.44%
2008	7,847	0.56	to	1.49	9,036	0.17%	0.90%	to	1.80%	(36.61%)	to	(36.03%)
2007	8,932	0.88	to	2.32	17,198	0.14%	0.90%	to	1.80%	(3.53%)	to	1.08%
2006	10,488	1.20	to	2.30	20,386	0.40%	0.90%	to	1.80%	8.53%	to	13.88%
Phoenix Money Market Series
2010	-	-	to	-	-	1.41%	0.90%	to	2.25%	(0.09%)	to	(0.03%)
2009	10,324	1.02	to	2.82	20,082	0.05%	0.90%	to	1.80%	(1.74%)	to	(0.02%)
2008	13,711	1.03	to	2.84	27,627	2.19%	0.90%	to	1.80%	0.02%	to	1.33%
2007	11,859	1.02	to	2.81	23,551	4.77%	0.90%	to	1.80%	1.00%	to	3.93%
2006	12,527	1.01	to	2.71	23,737	4.30%	0.90%	to	2.25%	0.02%	to	3.48%
Phoenix Multi-Sector Short Term Bond Series
2010	-	-	to	-	-	7.88%	0.90%	to	1.80%	6.52%	to	11.01%
2009	2,148	1.23	to	1.33	2,756	6.84%	0.90%	to	1.80%	28.71%	to	30.89%
2008	2,711	0.94	to	1.02	2,669	5.56%	0.90%	to	1.80%	(12.95%)	to	(2.41%)
2007	3,156	1.07	to	1.16	3,550	5.25%	0.90%	to	1.80%	1.28%	to	3.05%
2006	3,386	1.09	to	1.13	3,709	4.69%	0.90%	to	1.80%	3.82%	to	4.77%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2010	2,336	1.07	to	1.17	2,608	14.72%	0.90%	to	1.80%	1.58%	to	23.13%
2009	2,722	0.88	to	0.95	2,477	5.86%	0.90%	to	1.80%	1.10%	to	40.34%
2008	2,328	0.63	to	0.68	1,522	4.63%	0.90%	to	1.80%	(44.87%)	to	(44.36%)
2007	927	1.15	to	1.22	1,087	7.96%	0.90%	to	1.80%	4.06%	to	23.14%
2006[8]	74	0.95	to	1.00	73	37.52%	0.90%	to	1.80%	(6.82%)	to	(2.41%)
PIMCO Real Return Portfolio – Advisor Class
2010	981	1.23	to	1.27	1,228	1.34%	1.00%	to	1.80%	0.88%	to	6.92%
2009	1,081	1.16	to	1.19	1,270	2.98%	1.00%	to	1.80%	8.03%	to	17.08%
2008	1,048	1.00	to	1.02	1,055	3.39%	1.00%	to	1.80%	(14.66%)	to	(8.05%)
2007	466	1.09	to	1.11	513	4.57%	1.00%	to	1.60%	(1.21%)	to	9.42%
2006[14]	129	1.00	to	1.02	129	4.99%	1.00%	to	1.25%	(2.32%)	to	(1.27%)
PIMCO Total Return Portfolio – Advisor Class
2010	3,703	1.32	to	1.40	5,024	2.32%	0.90%	to	1.80%	5.42%	to	7.03%
2009	4,132	1.24	to	1.31	5,255	4.84%	0.90%	to	1.80%	11.50%	to	13.28%
2008	1,761	1.12	to	1.16	1,982	4.35%	0.90%	to	1.80%	(0.29%)	to	3.75%
2007	645	1.08	to	1.11	704	4.76%	0.90%	to	1.80%	1.79%	to	7.67%
2006[10]	190	1.01	to	1.03	193	4.56%	1.00%	to	1.25%	(0.93%)	to	3.73%
Rydex VT Inverse Government Long Bond Strategy Fund
2010	228	0.59	to	0.61	137	-	1.10%	to	1.80%	(14.38%)	to	(1.93%)
2009	232	0.68	to	0.72	163	-	1.10%	to	1.80%	14.43%	to	18.10%
2008	314	0.58	to	0.61	187	0.33%	1.10%	to	1.80%	(31.47%)	to	(30.98%)
2007	655	0.85	to	0.88	564	3.85%	1.10%	to	1.80%	(6.24%)	to	(5.57%)
2006	967	0.91	to	0.93	884	2.54%	1.10%	to	1.80%	6.17%	to	6.92%
Rydex VT Nova Fund
2010	-	-	to	-	-	-	1.10%	to	1.80%	(2.85%)	to	5.17%
2009	10	0.96	to	1.01	9	1.01%	1.10%	to	1.80%	33.07%	to	34.02%
2008	10	0.72	to	0.75	7	0.26%	1.10%	to	1.80%	(55.30%)	to	(54.98%)
2007	26	1.62	to	1.67	42	1.34%	1.10%	to	1.80%	(0.70%)	to	0.01%
2006	35	1.63	to	1.67	57	0.90%	1.10%	to	1.80%	6.15%	to	17.97%
Rydex|SGI VT U.S. Long Short Momentum Fund
2010	189	1.52	to	1.55	289	-	1.00%	to	1.25%	9.82%	to	10.10%
2009	277	1.39	to	1.41	385	0.09%	1.00%	to	1.25%	(18.08%)	to	26.02%
2008	319	1.10	to	1.12	353	-	1.00%	to	1.80%	(41.48%)	to	(11.45%)
2007	409	1.84	to	1.91	772	-	0.90%	to	1.80%	4.19%	to	21.51%
2006	532	1.53	to	1.58	828	-	0.90%	to	1.80%	9.39%	to	10.39%
Sentinel Variable Products Balanced Fund
2010	248	1.01	to	1.01	251	1.65%	1.00%	to	1.50%	(3.01%)	to	10.79%
2009	266	0.91	to	0.92	243	4.27%	1.00%	to	1.50%	17.54%	to	26.65%
2008[21]	70	0.76	to	0.77	53	3.60%	1.00%	to	1.50%	(20.82%)	to	(3.93%)
2007	-	-	to	-	-	-	-	to	-	-	to	-
2006	-	-	to	-	-	-	-	to	-	-	to	-

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Sentinel Variable Products Bond Fund
2010	1,885	1.19	to	1.23	2,276	3.25%	0.90%	to	1.80%	5.40%	to	6.36%
2009	2,254	1.13	to	1.15	2,569	5.23%	0.90%	to	1.80%	0.08%	to	10.96%
2008	1,946	1.03	to	1.05	2,024	5.38%	0.90%	to	1.80%	0.37%	to	2.26%
2007[18]	242	1.02	to	1.02	247	30.81%	1.10%	to	1.80%	0.42%	to	2.83%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Sentinel Variable Products Common Stock Fund
2010	6,312	0.96	to	0.98	6,137	1.34%	1.00%	to	1.80%	13.72%	to	14.64%
2009	6,986	0.84	to	0.86	5,942	1.59%	1.00%	to	1.80%	5.91%	to	26.47%
2008	5,617	0.67	to	0.68	3,792	2.19%	1.00%	to	1.80%	(34.25%)	to	(26.66%)
2007[18]	886	1.02	to	1.02	906	8.74%	1.00%	to	1.80%	(4.70%)	to	1.01%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Sentinel Variable Products Mid Cap Fund
2010	383	0.90	to	0.91	346	0.05%	1.00%	to	1.375%	21.82%	to	22.28%
2009	333	0.74	to	0.74	246	0.11%	1.00%	to	1.375%	16.45%	to	29.29%
2008	447	0.57	to	0.58	256	-	1.00%	to	1.50%	(46.73%)	to	0.44%
2007[20]	193	1.08	to	1.08	208	-	1.25%	to	1.50%	(1.49%)	to	0.99%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Sentinel Variable Products Small Company Fund
2010	1,061	1.01	to	1.04	1,091	0.05%	1.00%	to	1.80%	4.83%	to	22.51%
2009	1,173	0.83	to	0.85	988	0.49%	1.00%	to	1.80%	5.94%	to	25.87%
2008	838	0.67	to	0.67	562	0.50%	1.00%	to	1.80%	(33.51%)	to	(30.06%)
2007[19]	210	1.00	to	1.01	211	3.55%	1.00%	to	1.80%	(7.19%)	to	1.39%
2006	-	-	to	-	-	-	-	to	-	-	to	-
Templeton Developing Markets Securities Fund – Class 1
2010	1,286	1.77	to	1.77	2,272	2.09%	1.375%	to	1.375%	16.21%	to	18.68%
2009	460	1.52	to	1.52	700	3.68%	1.375%	to	1.375%	70.95%	to	70.95%
2008	387	0.89	to	0.89	344	2.89%	1.375%	to	1.375%	(53.27%)	to	(53.27%)
2007	655	1.90	to	1.90	1,248	2.32%	1.375%	to	1.375%	(7.66%)	to	27.30%
2006	687	1.50	to	1.50	1,027	1.21%	1.375%	to	1.375%	26.67%	to	26.67%
Templeton Developing Markets Securities Fund – Class 2
2010	1,468	1.22	to	3.69	2,438	1.56%	0.90%	to	1.80%	(8.45%)	to	22.98%
2009	1,601	1.06	to	3.18	2,342	3.70%	0.90%	to	1.80%	69.49%	to	71.04%
2008	1,497	0.63	to	1.87	1,274	2.94%	0.90%	to	1.80%	(53.56%)	to	(53.13%)
2007	1,874	1.35	to	4.00	3,588	2.02%	0.90%	to	1.80%	5.24%	to	27.62%
2006	1,352	1.06	to	3.15	2,034	1.14%	0.90%	to	1.80%	8.00%	to	26.94%
Templeton Foreign Securities Fund – Class 1
2010	4,264	3.40	to	3.40	14,508	2.18%	1.375%	to	1.375%	7.18%	to	7.18%
2009	4,731	3.17	to	3.17	15,019	3.68%	1.375%	to	1.375%	35.46%	to	35.46%
2008	5,310	2.34	to	2.34	12,445	2.71%	1.375%	to	1.375%	(41.06%)	to	(41.06%)
2007	6,351	3.98	to	3.98	25,253	2.18%	1.375%	to	1.375%	14.19%	to	14.19%
2006	7,523	3.48	to	3.48	26,194	1.40%	1.375%	to	1.375%	20.03%	to	20.03%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Templeton Foreign Securities Fund – Class 2
2010	2,260	0.89	to	1.76	3,792	1.90%	0.90%	to	1.80%	6.46%	to	7.43%
2009	2,613	0.83	to	1.64	4,097	3.54%	0.90%	to	1.80%	32.75%	to	35.81%
2008	3,106	0.89	to	1.21	3,584	2.40%	0.90%	to	1.80%	(41.45%)	to	(40.91%)
2007	3,907	1.51	to	2.06	7,665	2.00%	0.90%	to	1.80%	7.68%	to	14.41%
2006	4,538	1.36	to	1.81	7,788	1.25%	0.90%	to	1.80%	19.27%	to	20.36%
Templeton Global Asset Allocation Fund – Class 1
2010	-	-	to	-	-	12.94%	1.375%	to	1.375%	3.55%	to	3.55%
2009	5,031	4.94	to	4.94	24,854	9.55%	1.375%	to	1.375%	20.53%	to	20.53%
2008	5,838	4.10	to	4.10	23,929	10.76%	1.375%	to	1.375%	(26.00%)	to	(26.00%)
2007	7,383	5.54	to	5.54	40,892	17.54%	1.375%	to	1.375%	8.80%	to	8.80%
2006	8,239	5.09	to	5.09	41,943	7.29%	1.375%	to	1.375%	19.73%	to	19.73%
Templeton Global Asset Allocation Fund – Class 2
2010	-	-	to	-	-	14.48%	0.90%	to	1.375%	3.47%	to	3.64%
2009	626	1.55	to	1.99	1,220	9.03%	0.90%	to	1.375%	(4.70%)	to	20.71%
2008	725	1.29	to	1.66	1,173	10.49%	0.90%	to	1.375%	(26.13%)	to	(25.77%)
2007	859	1.73	to	2.24	1,880	17.15%	0.90%	to	1.375%	8.49%	to	9.02%
2006	974	1.59	to	2.06	1,964	6.60%	0.90%	to	1.375%	19.45%	to	20.03%
Templeton Global Bond Securities Fund – Class 1
2010	1,727	4.69	to	4.69	8,095	1.74%	1.375%	to	1.375%	13.13%	to	13.13%
2009	1,424	4.14	to	4.14	5,903	14.32%	1.375%	to	1.375%	17.35%	to	17.35%
2008	1,382	3.53	to	3.53	4,880	3.85%	1.375%	to	1.375%	5.00%	to	5.00%
2007	1,535	3.36	to	3.36	5,163	2.79%	1.375%	to	1.375%	9.74%	to	9.74%
2006	1,505	3.06	to	3.06	4,613	3.10%	1.375%	to	1.375%	11.59%	to	11.59%
Templeton Growth Securities Fund – Class 1
2010	9,784	4.49	to	4.49	43,935	1.61%	1.375%	to	1.375%	6.26%	to	6.26%
2009	10,680	4.23	to	4.23	45,135	3.49%	1.375%	to	1.375%	29.53%	to	29.53%
2008	12,085	3.26	to	3.26	39,431	2.08%	1.375%	to	1.375%	(42.93%)	to	(42.93%)
2007	14,582	5.72	to	5.72	83,367	1.49%	1.375%	to	1.375%	1.14%	to	1.14%
2006	16,670	5.65	to	5.65	94,231	1.48%	1.375%	to	1.375%	20.53%	to	20.53%
Templeton Growth Securities Fund – Class 2
2010	7,039	0.74	to	1.77	8,694	1.36%	0.90%	to	1.80%	5.46%	to	6.43%
2009	8,009	0.70	to	1.66	9,389	3.21%	0.90%	to	1.80%	28.75%	to	29.92%
2008	9,442	0.54	to	1.28	8,951	1.79%	0.90%	to	1.80%	(43.36%)	to	(42.84%)
2007	8,046	0.95	to	2.24	15,021	1.33%	0.90%	to	1.80%	(1.76%)	to	2.73%
2006	6,639	1.30	to	2.22	13,247	1.26%	0.90%	to	1.80%	4.03%	to	20.72%
Virtus Capital Growth Series
2010	13,317	0.61	to	9.21	75,401	0.42%	0.90%	to	1.80%	12.81%	to	13.84%
2009	15,429	0.53	to	8.09	76,272	0.86%	0.90%	to	1.80%	(0.45%)	to	28.76%
2008	17,564	0.42	to	6.29	66,235	0.03%	0.90%	to	1.80%	(41.85%)	to	(41.31%)
2007	20,566	0.71	to	10.73	132,252	0.25%	0.90%	to	1.80%	(2.95%)	to	9.75%
2006	25,555	0.64	to	9.79	147,167	0.18%	0.90%	to	1.80%	(0.44%)	to	2.29%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Virtus Growth & Income Series
2010	16,150	0.85	to	1.38	19,835	1.29%	0.90%	to	2.25%	4.89%	to	11.82%
2009	5,923	0.76	to	1.23	6,636	1.57%	0.90%	to	1.80%	18.88%	to	22.39%
2008	7,472	0.77	to	1.01	6,870	1.24%	0.90%	to	1.80%	(36.10%)	to	(35.52%)
2007	10,057	1.19	to	1.57	14,469	0.90%	0.90%	to	1.80%	4.73%	to	5.69%
2006	12,710	1.12	to	1.48	17,350	1.10%	0.90%	to	1.80%	15.08%	to	16.13%
Virtus International Series
2010	14,857	0.98	to	3.80	39,348	2.42%	0.90%	to	1.80%	(8.39%)	to	12.45%
2009	17,201	0.87	to	3.38	41,011	3.20%	0.90%	to	1.80%	4.68%	to	38.61%
2008	19,203	0.63	to	2.44	34,315	1.89%	0.90%	to	1.80%	(40.08%)	to	(39.53%)
2007	20,227	1.05	to	4.05	64,615	1.52%	0.90%	to	1.80%	7.02%	to	13.90%
2006	22,830	1.47	to	3.56	65,471	2.17%	0.90%	to	1.80%	6.43%	to	26.23%
Virtus Multi-Sector Fixed Income Series
2010	7,761	1.27	to	8.28	30,270	7.20%	0.90%	to	1.80%	12.30%	to	13.33%
2009	8,343	1.12	to	7.31	29,147	7.08%	0.90%	to	1.80%	1.33%	to	38.88%
2008	9,530	0.81	to	5.27	24,393	7.40%	0.90%	to	1.80%	(19.41%)	to	(18.67%)
2007	9,991	1.00	to	6.49	35,300	5.14%	0.90%	to	1.80%	(0.79%)	to	2.99%
2006	10,923	1.06	to	6.32	38,960	5.01%	0.90%	to	1.80%	2.53%	to	5.89%
Virtus Real Estate Securities Series
2010	3,419	0.87	to	5.38	10,810	1.93%	0.90%	to	1.80%	4.59%	to	26.85%
2009	4,105	0.69	to	4.25	10,065	3.61%	0.90%	to	1.80%	(13.86%)	to	60.29%
2008	4,120	0.54	to	3.32	8,761	1.48%	0.90%	to	1.80%	(38.02%)	to	(37.45%)
2007	4,219	0.87	to	5.32	17,138	1.17%	0.90%	to	1.80%	(17.24%)	to	(6.61%)
2006	5,529	1.48	to	6.38	28,513	1.27%	0.90%	to	1.80%	9.94%	to	35.84%
Virtus Small-Cap Growth Series
2010	5,224	0.78	to	1.80	9,085	-	0.90%	to	1.80%	3.03%	to	12.51%
2009	1,337	0.69	to	1.60	2,055	-	0.90%	to	1.80%	6.12%	to	29.55%
2008	2,190	0.57	to	1.32	2,609	-	0.90%	to	1.80%	(45.92%)	to	(36.37%)
2007	2,027	2.30	to	2.41	4,794	-	0.90%	to	1.80%	14.00%	to	15.05%
2006	2,623	2.02	to	2.10	5,411	0.01%	0.90%	to	1.80%	9.50%	to	18.26%
Virtus Small-Cap Value Series
2010	8,647	0.74	to	1.90	13,916	1.17%	0.90%	to	1.80%	3.07%	to	16.35%
2009	2,589	0.64	to	1.64	3,946	0.44%	0.90%	to	1.80%	16.33%	to	19.81%
2008	3,262	0.73	to	1.37	4,181	0.08%	0.90%	to	1.80%	(39.03%)	to	(9.02%)
2007	4,258	1.19	to	2.23	8,897	-	0.90%	to	1.80%	(3.87%)	to	5.01%
2006	5,152	1.23	to	2.31	11,213	0.20%	0.90%	to	1.80%	7.66%	to	15.70%
Virtus Strategic Allocation Series
2010	12,148	1.19	to	7.99	79,164	2.80%	0.90%	to	1.80%	11.15%	to	12.18%
2009	14,656	1.14	to	7.13	84,990	3.63%	0.90%	to	1.80%	22.28%	to	23.39%
2008	17,234	0.93	to	5.79	80,497	2.93%	0.90%	to	1.80%	(26.79%)	to	(26.12%)
2007	21,183	1.28	to	7.84	133,918	2.51%	0.90%	to	1.80%	(0.73%)	to	5.03%
2006	27,110	1.22	to	7.47	164,152	2.54%	0.90%	to	1.80%	10.67%	to	11.68%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Wanger International
2010	6,879	1.01	to	7.10	40,193	2.45%	0.90%	to	1.80%	(6.54%)	to	23.80%
2009	8,104	0.82	to	5.75	38,176	3.78%	0.90%	to	1.80%	3.41%	to	53.48%
2008	9,104	0.55	to	3.89	29,457	1.01%	0.90%	to	1.80%	(46.58%)	to	(46.09%)
2007	10,490	1.03	to	7.24	66,850	0.88%	0.90%	to	1.80%	(2.97%)	to	15.26%
2006	12,024	1.58	to	6.31	67,851	0.57%	0.90%	to	1.80%	34.70%	to	35.93%
Wanger International Select
2010	1,719	0.95	to	2.96	4,931	1.33%	0.90%	to	1.80%	2.78%	to	20.99%
2009	1,878	0.79	to	2.46	4,455	3.07%	0.90%	to	1.80%	30.53%	to	43.02%
2008	2,190	0.60	to	1.87	3,943	0.41%	0.90%	to	1.80%	(45.35%)	to	(7.21%)
2007	3,144	1.88	to	3.41	10,104	0.72%	0.90%	to	1.80%	6.54%	to	20.68%
2006	3,234	1.62	to	2.84	8,628	0.26%	0.90%	to	1.80%	33.56%	to	34.78%
Wanger Select
2010	2,478	1.47	to	3.17	7,251	0.58%	0.90%	to	1.80%	6.88%	to	25.43%
2009	2,479	1.18	to	2.54	5,797	-	0.90%	to	1.80%	56.06%	to	64.69%
2008	2,504	0.72	to	1.55	3,571	-	0.90%	to	1.80%	(49.98%)	to	(49.52%)
2007	3,003	1.43	to	3.08	8,578	-	0.90%	to	1.80%	(1.66%)	to	9.01%
2006	2,979	1.34	to	2.86	7,845	0.40%	0.90%	to	1.80%	9.87%	to	18.63%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Wanger USA
2010	8,858	0.97	to	4.96	36,318	-	0.90%	to	1.80%	4.10%	to	22.24%
2009	10,409	0.80	to	4.06	34,658	-	0.90%	to	1.80%	39.67%	to	43.55%
2008	11,876	0.57	to	2.88	28,045	-	0.90%	to	1.80%	(40.77%)	to	(33.97%)
2007	14,542	1.20	to	4.83	57,373	-	0.90%	to	1.80%	(2.48%)	to	7.38%
2006	18,547	1.55	to	4.63	70,386	0.25%	0.90%	to	1.80%	5.94%	to	6.91%

* Amount is less than 0.005%.

1 The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

2 The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values.

These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

[4] From inception February 16, 2006 to December 31, 2006.	[16] From inception November 14, 2006 to December 31, 2006.
[5] From inception April 24, 2006 to December 31, 2006.	[17] From inception January 29, 2007 to December 31, 2007.
[6] From inception April 28, 2006 to December 31, 2006.	[18] From inception September 11, 2007 to December 31, 2007.
[7] From inception May 18, 2006 to December 31, 2006.	[19] From inception September 24, 2007 to December 31, 2007.
[8] From inception May 30, 2006 to December 31, 2006.	[20] From inception September 27, 2007 to December 31, 2007.
[9] From inception July 6, 2006 to December 31, 2006.	[21] From inception February 5, 2008 to December 31, 2008.
[10] From inception July 12, 2006 to December 31, 2006.	[22] From inception April 8, 2008 to December 31, 2008.
[11] From inception July 20, 2006 to December 31, 2006.	[23] From inception April 28, 2008 to December 31, 2008.
[12] From inception August 2, 2006 to December 31, 2006.	[24] From inception June 16, 2008 to December 31, 2008.
[13] From inception September 22, 2006 to December 31, 2006.	[25] From inception August 11, 2008 to December 31, 2008.
[14] From inception October 5, 2006 to December 31, 2006.	[26] From inception January 22, 2010 to December 31, 2010.
[15] From inception November 3, 2006 to December 31, 2006.	[27] From inception November 19, 2010 to December 31, 2010.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 6—Fees and Related Party Transactions

Phoenix and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix is the insurer who provides the contract benefits as well as provides administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account (see note 9).

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed, a policyholder may refer to their policy contract provided at issue or the most recent product prospectus provided annually. Those fees are described below:

A)	Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2010 and 2009 were $ 1,108,303 and $1,113,622 respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

Policy Surrender Charge – In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy’s account value and policy duration may vary, the surrender charge may also vary.

Other Charges – Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B)	Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C)	Mortality and Expense Fee and Administration Fee Charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items “Mortality and Expense Fees” and “Administration Fees” in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2010 and 2009 were $7,445,916 and $7,131,089 respectively. This expense is taken out as a reduction of unit values.

Note 7—Distribution of Net Income

The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8—Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the “Code”) as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 9 —Other

As a result of the PNX spin-off of the asset management segment of its business, Virtus Investment Partners, Inc. (“Virtus”) and its subsidiaries, to PNX’s shareholders, Phoenix Equity Planning Corporation (“PEPCO”), a registered broker/dealer in securities, is no longer an affiliate of Phoenix. PEPCO operated as the principal underwriter and distributor for the Separate Account under a separate interim service agreement for the period January 1, 2009 to February 4, 2009. Effective February 5, 2009 the principal underwriter and distributor for the Separate Account became PFG Distribution Company, a subsidiary of Philadelphia Financial Group, Inc. (an affiliate of Phoenix). On February 5, 2009 PEPCO, under Virtus, changed its name to VP Distributors, Inc. and PFG Distribution Company changed its name to PEPCO. On September 15, 2010, 1851 Securities, Inc. became the principal underwriter and distributor for the Separate Account.

In light of downgrades to the financial strength ratings of the Sponsor of the Separate Accounts, Phoenix or its affiliated insurers, and the decline in sales through traditional distribution sources of the Sponsor’s variable products, the Sponsor’s parent company, PNX, initiated a business plan that shifts the focus of new business development to areas that are less capital intensive, less ratings sensitive and not dependent on particular distributors. This plan leverages existing strengths and includes a newly formed distribution subsidiary of PNX, Saybrus Partners, Inc. (“Saybrus”), repositioning some of the Sponsor’s core life and annuity products for the middle market and establishing new relationships with distributors within that market, and identifying market opportunities for the Sponsor’s alternative retirement solutions products.

Saybrus Equity Services, Inc., a broker-dealer subsidiary of Saybrus, distributes the Sponsor’s products through non-affiliated advisors, broker-dealers and other financial intermediaries.

Suspension of Distribution Relationships

In March 2009, State Farm Mutual Automobile Insurance Company (“State Farm”) suspended the sale of Phoenix products pending a re-evaluation of the relationship between the two companies. During 2008, State Farm was the Sponsor’s largest distributor of annuity and life insurance products accounting for approximately 27% of the Sponsor’s total life insurance premiums and approximately 68% of the Sponsor’s annuity deposits. On July 30, 2009, the Sponsor’s parent company restructured its agreement with State Farm, amending the existing agreement to clarify the service and support it will provide to customers who purchased their policies and contracts through a State Farm agent, as well as State Farm agents themselves. The restructured agreement does not provide for any new sales of the Sponsor’s products through the State Farm distribution system. Approximately 90,000 of the Sponsor’s inforce policies and contracts were sold through State Farm agents.

Also in March 2009, National Life Group suspended the sale of Phoenix products. In 2008, National Life was the Sponsor’s second largest distributor of annuity products accounting for approximately 14% of the Sponsor’s annuity deposits.

Ratings

Rating agencies assign financial strength ratings to Phoenix and its subsidiaries based on their opinions of the Companies’ ability to meet their financial obligations. Ratings downgrades may result in lower sales, higher surrenders and increased or decreased interest costs with future borrowings.

On January 13, 2010, A.M. Best Company, Inc. downgraded Phoenix’s financial strength rating to B+ from B++. On March 10, 2009, A.M. Best Company, Inc. downgraded Phoenix’s financial strength rating to B++ from A.

On June 17, 2010, Moody’s Investor Services downgraded the Phoenix’s financial strength rating of Ba1 to Ba2. and changed its outlook from negative to stable. On September 8, 2009, Moody’s Investor Services downgraded Phoenix’s financial strength rating of Baa2 to Ba1 and maintained its negative outlook. On March 10, 2009, Moody’s Investor Services downgraded Phoenix’s financial strength rating to Baa2 from Baa1.

On February 12, 2009, Standard and Poor’s downgraded Phoenix’s financial strength rating from BB to BB- and maintained its negative outlook. On August 6, 2009, Standard and Poor’s downgraded Phoenix’s financial strength rating of BBB to BB. On May 7, 2009, Standard and Poor’s affirmed Phoenix’s financial strength rating of BBB-. On March 10, 2009, Standard and Poor’s downgraded Phoenix’s financial strength rating to BBB- from BBB.

Given these developments, it is possible that rating agencies will heighten the level of scrutiny that they apply to the Sponsor, will request additional information from the Sponsor, and may adjust upward the capital and other requirements employed in their models for maintenance of certain rating levels.

The Sponsor cannot predict what additional actions rating agencies may take, or what actions the Sponsor may take in response to the actions of rating agencies, which could adversely affect the Sponsor’s business. As with other companies in the financial services industry, the Sponsor’s ratings could be downgraded at any time and without any notice by any rating agency.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 9 —Other (Continued)

The financial strength ratings as of December 31, 2010 were as follows:

Rating Agency	Financial Strength Ratings of Phoenix	Outlook
A.M. Best Company, Inc.	B++	Negative
Moody’s	Ba2	Stable
Standard & Poor’s	BB-	Negative

See Note 11 of these financial statements for the current ratings.

These ratings are not a recommendation to buy, hold or sell your insurance contract.

Note 10—Mergers and Liquidations

On July 1, July 26, and August 25, 2010, the Board of Trustees (“Board”) for the Virtus Variable Insurance Trust (“VVIT”), formerly the Phoenix Edge Series Fund, considered and approved the following mergers:

Merging Series	Ibbotson Portfolio Series
Phoenix Dynamic Asset Allocation Series-Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Growth	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II

The Ibbotson Portfolio Series are each a series of Financial Investors Variable Insurance Trust, 1290 Broadway, Suite1100, Denver, CO 80203. The shareholders approved the mergers on November 12, 2010 and this transaction closed on November 19, 2010.

On July 26, 2010, the VVIT Board considered and approved a new advisor and subadvisors for several series, as well as the mergers of several series into other series. The Board approved Virtus Investment Advisers, Inc. (“VIA”) as advisor and an affiliate as distributor to eight series (“Virtus Series”) and also approved the merger of five other series into the Virtus Series (“Virtus Transaction”).

The shareholders approved the mergers and new advisor/subadvisors on October 29, 2010 as follows:

VIA became the investment advisor of the following series: Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Strategic Allocation Series, Phoenix Small-Cap Growth Series, Phoenix Small-Cap Value Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series. SCM Advisors, LLC, a VIA affiliate, became the subadvisor for Phoenix Capital Growth Series, Kayne Anderson Rudnick Investment Management, LLC, a VIA affiliate, became the subadvisor for Phoenix Small-Cap Growth Series and Phoenix Small-Cap Value Series.

The following mergers were approved by shareholders:

Merging Series	Surviving Virtus Series
Phoenix Comstock Series	Phoenix Growth and Income Series
Phoenix Equity 500 Index Series	Phoenix Growth and Income Series
Phoenix Mid-Cap Growth Series	Phoenix Small-Cap Growth Series
Phoenix Mid-Cap Value Series	Phoenix Small-Cap Value Series
Phoenix Multi-Sector Short Term Bond Series	Phoenix Multi-Sector Fixed Income Series

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 10—Mergers and Liquidations (Continued)

The VVIT Board also approved the following name changes as of the date of Virtus Transaction, which were not subject to shareholder approval:

Old Names	New Names
The Phoenix Edge Series Fund	Virtus Variable Insurance Trust
Phoenix Capital Growth Series	Virtus Capital Growth Series
Phoenix Growth and Income Series	Virtus Growth & Income Series
Phoenix Multi-Sector Fixed Income Series	Virtus Multi-Sector Fixed Income Series
Phoenix Small-Cap Growth Series	Virtus Small-Cap Growth Series
Phoenix Small-Cap Value Series	Virtus Small-Cap Value Series
Phoenix Strategic Allocation Series	Virtus Strategic Allocation Series
Phoenix-Aberdeen International Series	Virtus International Series
Phoenix-Duff & Phelps Real Estate Securities Series	Virtus Real Estate Securities Series

The Virtus Transaction closed on November 5, 2010.

A Special Meeting of Shareholders of the Phoenix Money Market Series was held on January 20, 2010, and the shareholders approved the liquidation of the assets of the Series and distributed the liquidation proceeds for the benefit of the previous Series’ shareholders to the Federated Prime Money Fund II, as well as other underlying mutual funds. The liquidation was completed on January 22, 2010.

Note 11—Subsequent Events

On February 12, 2011, A.M. Best Company, Inc. affirmed Phoenix’s financial strength rating of B+ and changed its outlook from negative to stable.

On March 24, 2011, Standard and Poor’s affirmed Phoenix’s financial strength rating of BB- and changed its outlook from negative to stable.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and

Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Phoenix Life Variable Accumulation Account (as listed in the statements of assets and liabilities and statements of operations) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended, and the financial highlights for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of Phoenix Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the mutual funds’ advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut

April 25, 2011

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06103-2899

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

185 Asylum Street, Suite 2400

Hartford, Connecticut 06103-3404

Phoenix Life

Insurance Company

(a wholly-owned subsidiary of The Phoenix Companies, Inc.)

Consolidated Financial Statements

December 31, 2010 and 2009

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

  Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, statements of cash flows and statements of changes in stockholder equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, subsequent to the first quarter of 2009, the Company has had minimal sales of life and annuity products.

/s/ PricewaterhouseCoopers, LLP

Hartford, Connecticut

April 25, 2011

Phoenix Life Insurance Company

Consolidated Balance Sheets

($ in millions, except share data)

December 31, 2010 and 2009

	2010	2009
ASSETS:
Available-for-sale debt securities, at fair value (amortized cost of $10,583.1 and $10,602.7)	$10,852.5	$10,281.2
Available-for-sale equity securities, at fair value (cost of $28.7 and $24.4)	47.5	25.2
Venture capital partnerships, at equity in net assets	220.0	188.6
Policy loans, at unpaid principal balances	2,386.5	2,324.4
Other investments	513.4	536.2
Fair value option investments	75.5	35.8
Total investments	14,095.4	13,391.4
Cash and cash equivalents	113.9	254.2
Accrued investment income	169.5	175.8
Receivables	416.1	371.6
Deferred policy acquisition costs	1,444.3	1,916.0
Deferred income taxes	95.3	136.0
Other assets	169.9	184.8
Discontinued operations assets	61.0	3,643.6
Separate account assets	4,416.8	4,418.1
Total assets	$20,982.2	$24,491.5

LIABILITIES:
Policy liabilities and accruals	$12,992.5	$13,151.1
Policyholder deposit funds	1,494.1	1,342.7
Indebtedness	174.1	174.1
Other liabilities	320.4	312.2
Discontinued operations liabilities	50.0	3,585.4
Separate account liabilities	4,416.8	4,418.1
Total liabilities	19,447.9	22,983.6

COMMITMENTS AND CONTINGENCIES (NOTES 21 and 22)

MINORITY INTEREST:
Minority interest in net assets of subsidiaries	--	12.4

STOCKHOLDER’S EQUITY:
Common stock, $1,000 par value: 10,000 shares outstanding	10.0	10.0
Additional paid-in capital	1,737.6	1,737.6
Accumulated deficit	(251.5)	(223.2)
Accumulated other comprehensive income (loss)	38.2	(28.9)
Total stockholder’s equity	1,534.3	1,495.5
Total liabilities, minority interest and stockholder’s equity	$20,982.2	$24,491.5

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company

Consolidated Statements of Income and Comprehensive Income

($ in millions)

Years Ended December 31, 2010, 2009 and 2008

	2010	2009	2008
REVENUES:
Premiums	$620.0	$684.2	$765.9
Fee income	615.7	639.4	591.5
Net investment income	835.6	777.1	902.4
Net realized investment losses:
Total other-than-temporary impairment (“OTTI”) losses	(104.4)	(200.1)	(245.0)
Portion of OTTI losses recognized in other comprehensive income	55.5	93.1	--
Net OTTI losses recognized in earnings	(48.9)	(107.0)	(245.0)
Net realized investment gains (losses), excluding OTTI losses	35.7	0.1	(32.4)
Net realized investment losses	(13.2)	(106.9)	(277.4)
Total revenues	2,058.1	1,993.8	1,982.4

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends	1,188.6	1,279.6	1,359.8
Policyholder dividends	309.8	226.8	207.5
Policy acquisition cost amortization	298.2	260.5	406.0
Interest expense on indebtedness	12.5	12.5	12.5
Interest expense on non-recourse collateralized obligations	--	--	11.8
Other operating expenses	242.2	279.6	218.4
Total benefits and expenses	2,051.3	2,059.0	2,216.0
Income (loss) from continuing operations before income taxes and minority interest	6.8	(65.2)	(233.6)
Income tax expense (benefit)	1.8	(19.2)	(93.0)
Income (loss) from continuing operations	5.0	(46.0)	(140.6)
Income (loss) from discontinued operations, net of income taxes	(4.1)	(82.8)	2.6
Minority interest in net income (loss) of consolidated subsidiaries	--	0.5	(0.8)
Net income (loss)	$0.9	$(128.3)	$(138.8)

COMPREHENSIVE INCOME (LOSS):
Net income (loss)	$0.9	$(128.3)	$(138.8)
Net unrealized investment gains (losses)	121.9	589.5	(531.5)
Portion of OTTI losses recognized in other comprehensive income	(36.1)	(60.5)	--
Net unrealized other gains (losses)	(32.5)	31.8	0.4
Net unrealized derivative instruments gains (losses)	12.1	(4.0)	9.8
Other comprehensive income (loss)	65.4	556.8	(521.3)
Comprehensive income (loss)	$66.3	$428.5	$(660.1)

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company

Consolidated Statements of Cash Flows

($ in millions)

Years Ended December 31, 2010, 2009 and 2008

	2010	2009	2008
OPERATING ACTIVITIES:
Income (loss) from continuing operations	$5.0	$(45.5)	$(141.4)
Net realized investment losses	13.2	106.9	277.4
Amortization and depreciation	11.3	26.2	11.8
Deferred income taxes	(1.5)	(17.8)	(150.1)
(Increase) decrease in accrued investment income	(17.0)	79.2	(4.8)
Increase in receivables	(44.4)	(1.8)	(21.6)
Increase in deferred policy acquisition costs	271.2	193.1	9.4
Increase (decrease) in policy liabilities and accruals	(446.1)	(863.1)	131.1
Other assets and other liabilities net change	(4.0)	(39.6)	1.7
Cash from continuing operations	(212.3)	(562.4)	113.5
Discontinued operations, net	(2.9)	(40.8)	(12.6)
Cash from (for) operating activities	(215.2)	(603.2)	100.9

INVESTING ACTIVITIES:
Investment purchases	(6,802.8)	(7,813.9)	(5,312.7)
Investment sales, repayments and maturities	6,769.9	8,419.2	5,714.5
Policy loan repayments (advances), net	(62.1)	153.1	(130.7)
Debt and equity securities pledged as collateral sales	--	--	39.8
Premises and equipment additions	(5.9)	(5.4)	(17.9)
Premises and equipment disposals	--	--	8.3
Proceeds from sale of subsidiary	32.9	--	--
Effect of deconsolidation of collateralized debt obligations	--	(7.3)	--
Discontinued operations, net	13.1	(47.1)	10.7
Cash from (for) investing activities	(54.9)	698.6	312.0

FINANCING ACTIVITIES:
Policyholder deposit fund deposits	732.2	636.6	761.1
Policyholder deposit fund withdrawals	(565.0)	(818.8)	(1,070.4)
Indebtedness repayments	--	--	--
Collateralized obligations repayments	--	--	(40.7)
Common stock dividends paid	(25.0)	--	(83.8)
Capital contribution from parent	--	7.5	--
Non-controlling interest	(12.4)	0.5	0.8
Discontinued operations, net	--	0.2	--
Cash from (for) financing activities	129.8	(174.0)	(433.0)
Change in cash and cash equivalents	(140.3)	(78.6)	(20.1)
Cash and cash equivalents, beginning of year	254.2	332.8	352.9
Cash and cash equivalents, end of year	$113.9	$254.2	$332.8

During the year ended December 31, 2010, we received no capital contribution. During the year ended December 31, 2009, we received $7.5 million in capital contributions in cash. During the year ended December 31, 2008, we received $15.2 million in capital contributions as settlement of an intercompany payable. Included in cash and cash equivalents above is cash pledged as collateral of $6.9 million, $0.0 million and $7.3 million at December 31, 2010, 2009 and 2008, respectively.

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company

Consolidated Statement of Changes in Stockholder’s Equity

($ in millions)

Years Ended December 31, 2010, 2009 and 2008

	2010	2009	2008
COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of year	$1,747.6	$1,741.2	$1,726.0
Capital contribution	--	7.5	15.2
Tax benefit on employee stock option awards	--	(1.1)	--
Balance, end of year	$1,747.6	$1,747.6	$1,741.2

ACCUMULATED EARNINGS (DEFICIT):
Balance, beginning of year	$(223.2)	$(106.7)	$115.8
Adjustment for initial application of accounting change	(4.2)	11.8	--
Net income (loss)	0.9	(128.3)	(138.8)
Common stock dividends declared	(25.0)	--	(83.7)
Balance, end of year	$(251.5)	$(223.2)	$(106.7)

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of year	$(28.9)	$(594.3)	$(73.0)
Adjustment for initial application of accounting change	1.7	8.6	--
Other comprehensive income (loss)	65.4	556.8	(521.3)
Balance, end of year	$38.2	$(28.9)	$(594.3)

TOTAL STOCKHOLDER’S EQUITY:
Balance, beginning of year	$1,495.5	$1,040.2	$1,768.8
Change in stockholder’s equity	38.8	455.3	(728.6)
Stockholder’s equity, end of year	$1,534.3	$1,495.5	$1,040.2

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company

Notes to Consolidated Financial Statements

($ in millions)

Years Ended December 31, 2010, 2009 and 2008

1.

Organization and Description of Business

Phoenix Life Insurance Company and its subsidiaries (together, “the Company” or “Phoenix Life”) offer life insurance and variable and fixed indexed annuity products in the United States of America. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. (“The Phoenix Companies” or “PNX”), a publicly traded company on the New York Stock Exchange, and changed its name to Phoenix Life Insurance Company. Our consolidated financial statements include the results of our closed block of business created at the time of demutualization.

Subsequent to the first quarter of 2009, when we lost several key distribution partners and experienced downgrades to our ratings, the Company has had minimal sales of its life and annuity products. In 2010, the Company repositioned its annuity product line through distributors that focus primarily on the middle market, including independent marketing organizations, and had improved sales.

2.

Basis of Presentation and Significant Accounting Policies

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which differ materially from the accounting practices prescribed by various insurance regulatory authorities. Our consolidated financial statements include certain sponsored collateralized obligation trusts as described in Note 11 to these financial statements. Significant intercompany balances and transactions have been eliminated in consolidating these financial statements. Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions are made in the determination of estimated gross profits (“EGPs”) used in the valuation and amortization of assets and liabilities associated with universal life and annuity contracts; policyholder liabilities and accruals; valuation of investments in debt and equity securities and venture capital partnerships; valuation of deferred tax assets; and accruals for contingent liabilities. We are also subject to estimates made by our ultimate parent company related to discount rates and other assumptions for our pension and other post-employment benefits expense.

Adoption of New Accounting Standards

Disclosures for Financing Receivables and Allowances for Credit Losses

In July 2010, the Financial Accounting Standards Board (the “FASB”) issued amended guidance within ASC 310, Receivables, that requires enhanced disclosures related to financing receivables and related allowances for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. Our adoption of this amended guidance had no material effect on our consolidated financial statements.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Consolidation Analysis of Investments Held Through a Separate Account

In April 2010, the FASB issued amended guidance within ASC 810, Consolidation, to clarify that an insurance entity should not consider any separate account interests held for the benefit of policyholders to be the insurer's interests nor should an entity combine those interests with its general account interest in the same investment when assessing the investment for consolidation. The only exception is if the separate account interests are held for the benefit of a related party policy holder. This amended guidance also updated ASC 944, Financial Services – Insurance, to clarify that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary. The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The amendments also provide guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. Our adoption in the first quarter of 2010 had no material effect on our consolidated financial statements.

Amended Exception for Credit Derivatives

In March 2010, the FASB issued amended guidance to ASC 815, Derivatives and Hedging. The amendment clarifies how entities should evaluate credit derivatives embedded in beneficial interests in securitized financial assets. The amendment requires more financial instruments to be accounted for at fair value through earnings, including some unfunded securitized instruments, synthetic collateralized debt obligations and other similar securitization structures. The updated guidance also eliminates the scope exception for bifurcation of embedded credit derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. Entities are allowed to elect the fair value option for any beneficial interest in securitized financial assets upon adoption. Adoption of this guidance was effective on the first day of the quarter beginning after June 15, 2010, on a prospective basis only. Our adoption in the third quarter of 2010 had no material effect on our consolidated financial statements.

Additional Disclosures on Fair Value Measurements

In January 2010, the FASB issued amending guidance ASC 820, Fair Value Measurements and Disclosures, which added new disclosures as well as clarified existing disclosure requirements. The amended guidance includes requirements for detailed disclosures of significant transfers between Level 1 and 2 measurements and the reasons for the transfers as well as a gross presentation of Level 3 sales, issuances and settlements. This amendment also provided additional clarification which states that fair value disclosures are required for each class of assets and liabilities and the valuation techniques and the inputs used in determining fair value should be disclosed for both recurring and non-recurring fair value measurements within Level 2 and Level 3. Our adoption in the first quarter of 2010 resulted in additional disclosures but otherwise had no material effect on our consolidated financial statements.

Amendments to Consolidation Guidance for Variable Interest Entries

In June 2009, the FASB issued guidance to ASC 810, Consolidation, which amends consolidation requirements applicable to variable interest entities (“VIE”). Significant amendments include changes in the method of determining the primary beneficiary of a variable interest entity by replacing the quantitative approach previously required with a qualitative approach. An entity would be considered a primary beneficiary and consolidate a VIE when the entity has both of the following characteristics; (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The new guidance also requires ongoing reassessment of whether an enterprise is the primary beneficiary of a VIE.

This revised guidance is effective for all VIEs owned on, or formed after, January 1, 2010. We have evaluated our investment portfolio including venture capital partnerships, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), and other structures and entities to identify any variable interests. Furthermore, for any variable interests identified we assessed based on the applicable criteria whether we could potentially be the primary beneficiary. Based upon this assessment, we adopted this guidance effective January 1, 2010 with no material effect on our consolidated financial statements.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Accounting for Transfers of Financial Assets

In June 2009, the FASB issued new guidance to ASC 860, Transfers and Servicing. The amended guidance eliminates the concept of qualifying special-purpose entities and changes requirements for when a financial asset should be derecognized. Additional disclosures are also required on risk related to a transferor’s continuing involvement in transferred financial assets. Our adoption of this guidance on January 1, 2010 had no material effect on our consolidated financial statements.

Accounting Standards Not Yet Adopted

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued amended guidance to ASC 944, Financial Services – Insurance, to address the diversity in practice for accounting for costs associated with acquiring or renewing insurance contracts. The amendment clarifies the definition of acquisition costs (i.e., costs which qualify for deferral) to incremental direct costs that result directly from, and are essential to, a contract and would not have been incurred by the insurance entity had the contract transaction not occurred. Therefore, only costs related to successful efforts of acquiring a new, or renewal, contract should be deferred. This guidance is effective for periods beginning after December 15, 2011, on a prospective basis. Retrospective application to all prior periods presented on the date of application is also permitted, but not required. We are in the process of determining the effect on our consolidated financial statements.

Significant accounting policies

Investments

Debt and Equity Securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models. We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Venture Capital Partnerships

We utilize the equity method of accounting, initially recording the investment at cost and subsequently adjusting the carrying amount of the investment to recognize our share of the earnings or losses. We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships. Recognition of net investment income is generally on a three-month delay due to the lag in availability of the related financial statements.

Policy Loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. The majority of cash values eligible for policy loans are at variable interest rates that are reset annually on the policy anniversary.

Other Investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests as well as mortgage loans. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired loans.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Net Investment Income

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. We record the net income from investments in partnerships and joint ventures in net investment income.

Other-than-Temporary Impairments on Available-for-Sale Securities

We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporary. For debt securities, the other-than-temporarily impaired amount is separated into the amount related to a credit loss and is reported as net realized investment losses included in earnings, and any amounts related to other factors are recognized in other comprehensive income. The credit loss component is calculated using our best estimate of the present value of cash flows expected to be collected from the debt security, by discounting the expected cash flows at the effective interest rate implicit in the security at the time of acquisition. Subsequent to recognition of an impairment loss, the difference between the new cost basis and the cash flows expected to be collected is accreted as interest income.

In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

•

the extent and the duration of the decline;

•

the reasons for the decline in value (credit event, interest related or market fluctuations);

•

our intent to sell the security, or whether it is more likely than not that we will be required to sell it before recovery, and

•

the financial condition and near term prospects of the issuer.

A debt security impairment is deemed other than temporary if:

•

we either intend to sell the security, or it is more likely than not that we will be required to sell the security before recovery; or

•

it is probable we will be unable to collect cash flows sufficient to recover the amortized cost basis of the security.

Impairments due to deterioration in credit that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security are considered other than temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes) that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security may also result in a conclusion that an other-than-temporary impairment (“OTTI”) has occurred. In situations where we have asserted our ability and intent to hold a security to a forecasted recovery, but where now it is more likely than not that we will be required to sell the security before recovery, an impairment is considered other than temporary, even if the present value of cash flows expected to be collected will be sufficient to recover the amortized cost basis of the security.

We employ a comprehensive process to determine whether or not a security is in an unrealized loss position and is other-than-temporarily impaired. This assessment is done on a security-by-security basis and involves significant management judgment, especially given recent severe market dislocations.

2.

Basis of Presentation and Significant Accounting Policies (continued)

On a quarterly basis, we review all securities for potential recognition of an OTTI. We maintain a watch list of securities in default, near default or otherwise considered by our investment professionals as being distressed, potentially distressed or requiring a heightened level of scrutiny. We also identify all securities whose carrying value has been below amortized cost on a continuous basis for zero to six months, six months to 12 months and greater than 12 months. Using this analysis, coupled with our watch list, we review all securities whose fair value is less than 80% of amortized cost (significant unrealized loss) with emphasis on below investment grade securities with a continuous significant unrealized loss in excess of six months. In addition, we review securities that experienced lesser declines in value on a more selective basis to determine whether any are other-than-temporarily impaired.

Specifically for structured securities, to determine whether a collateralized security is impaired, we obtain underlying data from the security’s trustee and analyze it for performance trends. A security-specific stress analysis is performed using the most recent trustee information. This analysis forms the basis for our determination of whether the security will pay in accordance with the contractual cash flows.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses and OTTIs, are each reported separately as components of net income.

Derivative Instruments

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change, equity volatility and foreign currency risk. We also use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to living benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with original maturities of three months or less. As of December 31, 2010, $6.9 million of cash and cash equivalents was held as collateral by a third party related to our derivative transactions.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy’s classification. For individual participating life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders. In addition, an offset to deferred policy acquisition costs and accumulated other comprehensive income is recorded each period to the extent that had unrealized holding gains or losses from securities classified as available-for-sale actually been realized, an adjustment to deferred policy acquisition costs amortized using gross profits or gross margins would result.

The projection of EGPs requires the use of various assumptions, estimates and judgments about the future. Future EGPs are projected for the estimated lives of the contracts. The assumptions developed as part of our annual process are based on our current best estimates of future events. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

The separate account fund performance assumption is critical to the development of the EGPs related to our variable annuity and variable life insurance businesses. As equity markets do not move in a systematic manner, we use a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future equity market growth rate assumption used for the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation is not changed by short-term market fluctuations. The average long-term rate of assumed separate account fund performance used in estimating gross profits was 6.0% (after fund fees and mortality and expense charges) for the variable annuity business and 6.9% (after fund fees and mortality and expense charges) for the variable life business at both December 31, 2010 and 2009.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models together with actual experience. Actual gross profits that vary from management’s initial estimates in a given reporting period result in increases or decreases in the rate of amortization recorded in the period.

In addition to our quarterly reviews, we conduct a comprehensive assumption review on an annual basis, or as circumstances warrant. Upon completion of these assumption reviews, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of EGPs in the deferred policy acquisition cost and unearned revenue amortization models as well as projections within the death benefit and other insurance benefit reserving models. The deferred policy acquisition cost asset, the unearned revenue reserves and death benefit and other insurance benefit reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as “unlocking.” Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances. If the estimates of gross profits or margins cannot support the continued amortization or recovery of deferred policy acquisition costs, as was the case in 2010, the amortization of such costs is accelerated in the period in which the assumptions are changed, resulting in a charge to income.

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in the existing policy projection, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. If revised EGPs based on new assumptions are lower, we would increase deferred policy acquisition cost amortization resulting in a reduction in the deferred policy acquisition cost asset. Favorable experience on key assumptions could result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Premises and Equipment

Premises and equipment, consisting primarily of our office building, are stated at cost less accumulated depreciation and amortization and are included in other assets. We depreciate buildings on the straight-line method over seven to 39 years and equipment on the straight-line method over three to seven years. We amortize leasehold improvements over the terms of the related leases or the useful life of the improvement, whichever is shorter.

Separate Account Assets and Liabilities

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract owners for management services are included in revenues when services are rendered.

Policy Liabilities and Accruals

Policy liabilities and accruals include future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

Policyholder Deposit Funds

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract owner as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Demutualization and Closed Block

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Revenue Recognition

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders’ account balances and amortization of deferred policy acquisition costs.

Income Taxes

Income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital in the manner required by ASC 740, Income Taxes.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year’s income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and income tax carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any increase or reduction in allowances in accordance with intraperiod allocation rules. We assess all significant tax positions to determine if a liability for uncertain tax position is necessary, and, if so, the impact on the current or deferred income tax balances. Also, if indicated, we recognize interest and/or penalties related to income taxes as a component of the income tax provision.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits generated by the Company will be provided when such loss or credit is utilized in the consolidated federal tax return. To the extent that these attributes are not utilized in the consolidated return prior to their expiration, but would otherwise have been able to be utilized by the Company on a separate company basis during the carryforward period, benefit will be provided in the year in which the attributes would have expired.

2.

Basis of Presentation and Significant Accounting Policies (continued)

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (“IRS”) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

3.

Business Combinations and Dispositions

PFG Holdings, Inc.

On January 4, 2010, we signed a definitive agreement to sell PFG Holdings, Inc. (“PFG”) and its subsidiaries, including AGL Life Assurance Company, to Tiptree Financial Partners, LP (“Tiptree”). Because of the divestiture, we determined that these operations are reflected as discontinued operations. The 2009 consolidated balance sheet has been presented with the gross assets and liabilities of discontinued operations in separate lines and the consolidated statements of income and comprehensive income have been presented with the net results from discontinued operations, shown after the results from continuing operations. We have reclassified prior period financial statements to conform to this change.

On June 23, 2010, the Company completed the divestiture of PFG and closed the transaction.

The definitive agreement contains a provision requiring the Company to indemnify Tiptree for any losses due to actions resulting from certain specified acts or omissions associated with the divested business prior to closing. There has been litigation filed that falls within this provision of the agreement. The Company intends to defend these matters vigorously.

Phoenix Life and Reassurance Company of New York

Included within the January 4, 2010 agreement with Tiptree was a provision for the purchase of Phoenix Life and Reassurance Company of New York (“PLARNY”) pending regulatory approval. On September 24, 2010, approval was obtained from the State of New York Insurance Department for Tiptree and PFG Holdings Acquisition Corporation to acquire PLARNY for an amount equal to its aggregate capital and surplus. The transaction closed on October 6, 2010. Because of the divestiture, these operations are reflected as discontinued operations. We have reclassified prior period financial statements to conform to this change.

4.

Demutualization and Closed Block

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in this mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

4.

Demutualization and Closed Block (continued)

Closed Block Assets and Liabilities:	As of December 31,
($ in millions)	2010	2009	Inception

Debt securities	$6,385.4	$6,305.1	$4,773.1
Equity securities	19.6	6.7	--
Mortgage loans	4.1	6.2	399.0
Venture capital partnerships	210.0	180.2	--
Policy loans	1,340.8	1,378.5	1,380.0
Other investments	125.5	142.8	--
Fair value option investments	16.0	--	--
Total closed block investments	8,101.4	8,019.5	6,552.1
Cash and cash equivalents	7.1	33.3	--
Accrued investment income	97.2	105.9	106.8
Receivables	62.5	53.3	35.2
Deferred income taxes	236.2	270.3	389.4
Other closed block assets	17.8	22.6	6.2
Total closed block assets	8,522.2	8,504.9	7,089.7
Policy liabilities and accruals	8,903.5	9,246.5	8,301.7
Policyholder dividends payable	263.3	297.8	325.1
Policy dividend obligation	339.0	--	--
Other closed block liabilities	73.6	57.9	12.3
Total closed block liabilities	9,579.4	9,602.2	8,639.1
Excess of closed block liabilities over closed block assets	$1,057.2	$1,097.3	$1,549.4

Closed Block Revenues and Expenses and Changes in	Cumulative	Years Ended
Policyholder Dividend Obligations:	From	December 31,
($ in millions)	Inception	2010	2009	2008
Closed block revenues
Premiums	$9,541.0	$590.2	$647.0	$719.3
Net investment income	5,923.2	502.3	457.8	523.1
Net realized investment losses	(235.0)	6.6	(43.8)	(124.4)
Total revenues	15,229.2	1,099.1	1,061.0	1,118.0
Policy benefits, excluding dividends	10,459.4	724.4	771.9	847.6
Other operating expenses	98.3	10.9	3.4	5.1
Total benefits and expenses, excluding policyholder dividends	10,557.7	735.3	775.3	852.7
Closed block contribution to income before dividends and income taxes	4,671.5	363.8	285.7	265.3
Policyholder dividends	(3,884.0)	(309.0)	(226.4)	(206.9)
Closed block contribution to income before income taxes	787.5	54.8	59.3	58.4
Applicable income tax expense	274.0	19.1	21.7	19.2
Closed block contribution to income	$513.5	$35.7	$37.6	$39.2

Policyholder dividend obligation
Policyholder dividends provided through earnings	$3,937.3	$309.0	$226.4	$206.9
Policyholder dividends provided through other comprehensive income	287.4	298.7	78.4	(128.0)
Additions to policyholder dividend liabilities	4,224.7	607.7	304.8	78.9
Policyholder dividends paid	(3,947.5)	(303.2)	(318.1)	(346.6)
Increase (decrease) in policyholder dividend liabilities	277.2	304.5	(13.3)	(267.7)
Policyholder dividend liabilities, beginning of year	325.1	297.8	311.1	578.8
Policyholder dividend liabilities, end of year	602.3	602.3	297.8	311.1
Policyholder dividends payable, end of year	(263.3)	(263.3)	(297.8)	(311.1)
Policyholder dividend obligation, end of year	$339.0	$339.0	$--	$--

As of December 31, 2010, the policyholder dividend obligation includes approximately $51.6 million for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization and also includes $287.4 million of net unrealized gains on investments supporting the closed block liabilities. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in net income.

5.

Reinsurance

We use reinsurance agreements to limit potential losses, reduce exposure to larger risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us. Since we bear the risk of nonpayment, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk. Due to the downgrade of Scottish Re, we closely monitored the situation and reassessed the recoverability of the reinsurance recoverable during 2010. As of December 31, 2010, we believe we have no material exposure to uncollected amounts from Scottish Re.

The following table lists our top five reinsurance relationships by reinsurance recoverable balance as of December 31, 2010. Also included is the A.M. Best rating of each reinsurer as of April 21, 2011.

Principal Life Reinsurers:	Reinsurance	Reinsurer’s
($ in millions)	Recoverable	A.M. Best
	Balances	Rating

RGA Reinsurance Company	$214.3	A	+
Swiss Reinsurance Group(1)	$164.0	A
AEGON USA(2)	$135.6	A	+
Scottish Re US Inc	$59.3	E
Munich American Reassurance Co	$56.2	A	+

———————

(1)

Swiss Reinsurance Group includes Swiss Re Life & Health America Inc and Reassure America Life Insurance Co.

(2)

Transamerica Financial Life and Transamerica Life Insurance are both subsidiaries of AEGON.

We cede risk to other insurers under various agreements that cover individual life insurance policies. The amount of risk ceded depends on our evaluation of the specific risk and applicable retention limits. As of December 31, 2010, our retention limit on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies. We also assume reinsurance from other insurers.

Direct Business and Reinsurance in Continuing Operations:	Years Ended December 31,
($ in millions)	2010	2009	2008

Direct premiums	$815.8	$887.0	$1,025.2
Premiums assumed from reinsureds	11.2	11.3	13.5
Premiums ceded to reinsurers	(207.0)	(214.1)	(272.8)
Premiums	$620.0	$684.2	$765.9
Percentage of amount assumed to net premiums	1.8%	1.7%	1.8%

Direct policy benefits incurred	$793.9	$695.6	$686.4
Policy benefits assumed from reinsureds	20.0	16.9	(5.3)
Policy benefits ceded to reinsurers	(224.3)	(133.2)	(205.1)
Policy benefits	$589.6	$579.3	$476.0

Direct life insurance in force	$133,612.1	$149,734.0	$160,403.3
Life insurance in force assumed from reinsureds	1,694.2	1,986.1	2,492.3
Life insurance in force ceded to reinsurers	(85,873.3)	(95,586.0)	(101,612.8)
Life insurance in force	$49,433.0	$56,134.1	$61,282.8
Percentage of amount assumed to net insurance in force	3.4%	3.5%	4.1%

Our reinsurance program cedes various types of risks to other reinsurers primarily under yearly renewable term and coinsurance agreements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

5.

Reinsurance (continued)

We cede the majority of mortality risk on most new issues of term insurance. Effective October 1, 2009, PHL Variable Insurance Company and Phoenix Life and Annuity Company coinsured all the benefit risks, net of existing reinsurance, on the previously unreinsured portion of their term life business in force.

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders, withdrawals and policyholder dividends and other items, which total $908.8 million, $927.1 million and $1,091.3 million, net of reinsurance, for the years ended December 31, 2010, 2009 and 2008.

Trust agreements and irrevocable letters of credit aggregating $56.5 million at December 31, 2010 have been arranged with commercial banks in favor of us to collateralize the ceded reserves. This includes $5.2 million of irrevocable letters of credit related to our discontinued group accident and health reinsurance operations.

We assume and cede business related to our discontinued group accident and health reinsurance operations. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts. See Note 21 to these financial statements for more information.

6.

Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs:	Years Ended December 31,
($ in millions)	2010	2009	2008

Policy acquisition costs deferred	$27.0	$67.6	$339.6
Costs amortized to expenses:
Recurring costs	(300.4)	(266.4)	(431.8)
Realized investment gains (losses)	2.2	5.8	25.8
Offsets to net unrealized investment gains or losses included in accumulated other comprehensive income(1)	(198.9)	(603.6)	709.3
Cumulative effect of adoption of new guidance	(1.6)	11.9	--
Other	--	(7.6)	(0.5)
Change in deferred policy acquisition costs	(471.7)	(792.3)	642.4
Deferred policy acquisition costs, beginning of year	1,916.0	2,708.3	2,065.9
Deferred policy acquisition costs, end of year	$1,444.3	$1,916.0	$2,708.3

———————

(1)

An offset to deferred policy acquisition costs and accumulated other comprehensive income is recorded each period to the extent that, had unrealized holding gains or losses from securities classified as available-for-sale actually been realized, an adjustment to deferred policy acquisition costs amortized using gross profits or gross margins would result.

We amortize deferred policy acquisition costs and based on the related policy’s classification. For individual participating life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs.

The projection of EGPs requires the use of various assumptions, estimates and judgments about the future. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

We conduct a comprehensive assumption review on an annual basis, or as circumstances warrant. Upon completion of these assumption reviews, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of EGPs in the deferred policy acquisition cost and unearned revenue amortization models, as well as projections within the death benefit and other insurance benefit reserving models. The deferred policy acquisition cost asset, the unearned revenue reserves and death benefit and other insurance benefit reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as “unlocking.”

6.

Deferred Policy Acquisition Costs (continued)

Upon completion of a study during the third quarter of 2010, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included surrenders, lapse experience, net investment income, and premium funding. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. The greatest impact of the unlocking was on the universal life line of business, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization of $36.6 million. This impact was primarily driven by increased lapses in portions of our universal life business and the impact of the low interest rate environment. Annuities and variable universal life lines of business had increases in amortization of $8.2 million and $1.6 million, respectively.

Upon completion of a study during the fourth quarter of 2009, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, cost of insurance charges, policy maintenance expenses, lapse experience, expense, net investment income. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. Additionally, we updated the lapse rate assumptions for annuities, decreasing the rates for variable annuities while increasing them for fixed annuities. We reflected a change in the cost of insurance rates for certain single life universal life policies, effective April 1, 2010, resulting in an increase in overall projected gross profits or margins. We also reflected the lower interest earned in investments, consistent with recent experience. These changes resulted in an increase in overall deferred policy acquisition cost amortization of $42.5 million.

Upon completion of a study during the fourth quarter of 2008, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, lapse experience, expense, net investment income, and separate account investment return. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. We also updated our projected separate account investment return assumption to the long term investment return as of January 1, 2009. The impact was to fully absorb the actual investment performance through December 31, 2008 into the amortization of deferred policy acquisition cost amortization and the projection of death benefit and other insurance benefit reserves for the guaranteed minimum death benefit (“GMDB”) and guaranteed minimum income benefit (“GMIB”) riders. The greatest impact of the unlocking was on the annuity block, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization for the annuity block of $116.8 million and an increase in the GMIB and GMDB reserves of $11.3 million and $3.4 million, respectively. The UL/VUL lines had a decrease of $19.9 million to pre-tax net income due to unlocking. For the traditional life line the effects of these adjustments resulted in an increase in deferred policy acquisition cost amortization of $32.4 million.

7.

Policy Liabilities and Accruals

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and interest credited to their fund balances, which range from 1.4% to 5.0% as of December 31, 2010, less administrative and mortality charges.

Participating Life Insurance

Participating life insurance in force was 19.9% and 19.2% of the face value of total individual life insurance in force at December 31, 2010 and 2009, respectively.

8.

Investing Activities

Debt and Equity Securities

See Note 11 to these financial statements for information on available-for-sale debt and equity securities pledged as collateral.

Fair Value and Cost of Debt and Equity Securities:	As of December 31,
($ in millions)	2010		2009
	Fair Value	Cost	Fair Value	Cost

U.S. government and agency	$715.8	$680.3	$496.0	$487.0
State and political subdivision	218.7	217.7	178.8	180.5
Foreign government	170.5	150.8	169.7	148.8
Corporate	5,927.8	5,645.6	5,828.8	5,862.7
Commercial mortgage-backed	1,148.4	1,124.5	985.3	1,035.1
Residential mortgage-backed	1,992.3	2,036.7	2,085.9	2,239.8
CDO/CLO	249.0	296.5	255.2	344.6
Other asset-backed	430.0	431.0	281.5	304.2
Available-for-sale debt securities	$10,852.5	$10,583.1	$10,281.2	$10,602.7

Amounts applicable to the closed block	$6,385.4	$6,106.0	$6,305.1	$6,340.4

Available-for-sale equity securities	$47.5	$28.7	$25.2	$24.4

Amounts applicable to the closed block	$19.6	$11.8	$6.7	$6.9

Unrealized Gains and Losses from	As of December 31,
General Account Securities:	2010		2009
($ in millions)	Gains	Losses	Gains	Losses

U.S. government and agency	$43.0	$(7.5)	$26.8	$(17.8)
State and political subdivision	5.5	(4.5)	4.0	(5.7)
Foreign government	20.1	(0.4)	21.0	(0.1)
Corporate	420.1	(137.9)	240.7	(274.6)
Commercial mortgage-backed	49.4	(25.5)	22.1	(71.9)
Residential mortgage-backed	45.6	(90.0)	30.6	(184.5)
CDO/CLO	7.7	(55.2)	1.9	(91.3)
Other asset-backed	7.8	(8.8)	2.4	(25.1)
Debt securities gains (losses)	$599.2	$(329.8)	$349.5	$(671.0)
Debt securities net gains (losses)	$269.4			$(321.5)

Equity securities gains (losses)	$19.5	$(0.7)	$1.2	$(0.4)
Equity securities net gains	$18.8		$0.8

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other assets are included in the consolidated balance sheet as a component of accumulated other comprehensive income (loss) (“AOCI”). The table below presents the special category of AOCI for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component (separate category of AOCI) and the subsequent changes in fair value.

8.

Investing Activities (continued)

Fixed Maturity Securities on which an OTTI Loss has been Recognized, by Type:	As of December 31,
($ in millions)	2010(1)	2009(1)

U.S. government and agency	$--	$--
State and political subdivision	--	--
Foreign government	--	--
Corporate	(5.4)	(4.1)
Commercial mortgage-backed	(18.7)	(4.1)
Residential mortgage-backed	(72.2)	(39.7)
CDO/CLO	(19.9)	(32.9)
Other asset-backed	--	--
Fixed maturity non-credit losses in AOCI	$(116.2)	$(80.8)

———————

(1)

Represents the amount of non-credit OTTI losses recognized in AOCI which excludes net unrealized losses on impaired securities. This was made effective as of January 1, 2009.

Aging of Temporarily Impaired	As of December 31, 2010
General Account Securities:	Less than 12 months		Greater than 12 months		Total
($ in millions)	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$33.3	$(0.5)	$40.0	$(7.0)	$73.3	$(7.5)
State and political subdivision	50.4	(1.3)	10.9	(3.2)	61.3	(4.5)
Foreign government	6.8	(0.4)	--	--	6.8	(0.4)
Corporate	304.7	(14.0)	636.6	(123.9)	941.3	(137.9)
Commercial mortgage-backed	114.3	(4.1)	65.1	(21.4)	179.4	(25.5)
Residential mortgage-backed	239.8	(7.1)	466.9	(82.9)	706.7	(90.0)
CDO/CLO	0.7	--	178.8	(55.2)	179.5	(55.2)
Other asset-backed	135.1	(1.5)	51.7	(7.3)	186.8	(8.8)
Debt securities	$885.1	$(28.9)	$1,450.0	$(300.9)	$2,335.1	$(329.8)
Equity securities	5.4	(0.2)	0.5	(0.5)	5.9	(0.7)
Total temporarily impaired securities	$890.5	$(29.1)	$1,450.5	$(301.4)	$2,341.0	$(330.5)

Amounts inside the closed block	$461.7	$(15.3)	$647.2	$(110.7)	$1,108.9	$(126.0)

Amounts outside the closed block	$428.8	$(13.8)	$803.3	$(190.7)	$1,232.1	$(204.5)

Amounts outside the closed block that are below investment grade	$29.2	$(3.2)	$295.7	$(113.5)	$324.9	$(116.7)

Number of securities		445		674		1,119

Unrealized losses on below investment grade debt securities outside the closed block with a fair value of less than 80% of amortized cost totaled $99.3 million at December 31, 2010. Of this amount, $90.9 million was below 80% of amortized cost for more than 12 months.

Unrealized losses on below investment grade debt securities held in the closed block with a fair value of less than 80% of amortized cost totaled $31.3 million at December 31, 2010. Of this amount, $23.1 million was below 80% of amortized cost for more than 12 months.

These securities were considered to be temporarily impaired at December 31, 2010 because each of these securities had performed, and was expected to perform, in accordance with its original contractual terms and because it was more likely than not that we would not be required to sell it before recovery.

8.

Investing Activities (continued)

Aging of Temporarily Impaired	As of December 31, 2009
General Account Securities:	Less than 12 months		Greater than 12 months		Total
($ in millions)	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$42.6	$(1.4)	$51.1	$(16.4)	$93.7	$(17.8)
State and political subdivision	22.9	(0.2)	42.3	(5.5)	65.2	(5.7)
Foreign government	7.9	(0.1)	--	--	7.9	(0.1)
Corporate	298.5	(22.5)	1,423.3	(252.1)	1,721.8	(274.6)
Commercial mortgage-backed	112.3	(1.5)	297.5	(70.4)	409.8	(71.9)
Residential mortgage-backed	491.5	(14.6)	694.0	(169.9)	1,185.5	(184.5)
CDO/CLO	16.7	(8.3)	223.0	(83.0)	239.7	(91.3)
Other asset-backed	62.7	(0.4)	135.4	(24.7)	198.1	(25.1)
Debt securities	$1,055.1	$(49.0)	$2,866.6	$(622.0)	$3,921.7	$(671.0)
Equity securities	0.9	--	0.6	(0.4)	1.5	(0.4)
Total temporarily impaired securities	$1,056.0	$(49.0)	$2,867.2	$(622.4)	$3,923.2	$(671.4)

Amounts inside the closed block	$498.5	$(25.5)	$1,473.5	$(264.6)	$1,972.0	$(290.1)

Amounts outside the closed block	$557.5	$(23.5)	$1,393.7	$(357.8)	$1,951.2	$(381.3)

Amounts outside the closed block that are below investment grade	$39.8	$(11.4)	$411.0	$(169.0)	$450.8	$(180.4)

Number of securities		355		1,333		1,688

Unrealized losses on below investment grade debt securities outside the closed block with a fair value of less than 80% of amortized cost totaled $155.0 million at December 31, 2009. Of this amount, $134.1 million was below 80% of amortized cost for more than 12 months.

Unrealized losses on below investment grade debt securities held in the closed block with a fair value of less than 80% of amortized cost totaled $68.0 million at December 31, 2009. Of this amount, $55.4 million was below 80% of amortized cost for more than 12 months.

These securities were considered to be temporarily impaired at December 31, 2009 because each of these securities had performed, and was expected to perform, in accordance with its original contractual terms and because it was more likely than not that we would not be required to sell it before recovery.

Maturities of General Account Debt Securities:	Maturities at
($ in millions)	Fair Value

Due in one year or less	$0.5
Due after one year through five years	2,192.9
Due after five years through ten years	2,807.6
Due after ten years	5,851.5
Total	$10,852.5

The maturities of general account debt securities, as of December 31, 2010, are summarized in the table above by contractual sinking fund payment and maturity. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell certain obligations back to the issuers.

8.

Investing Activities (continued)

Other-than-Temporary Impairments

A credit-related loss impairment for structured securities is determined by calculating the present value of the expected credit losses on a given security’s coupon and principal cash flows until maturity. All other fixed income securities are written down to fair value. The impairment amount is separated into the amount related to credit losses, which is recorded as a charge to net realized investment losses included in our earnings, and the amount related to all other factors, which is recognized in other comprehensive income. The non-credit related loss component is equal to the difference between the fair value of a security and its impaired carrying value.

Management exercised significant judgment with respect to certain securities in determining whether impairments are temporary or other than temporary. At December 31, 2010, this included debt securities with $70.7 million of gross unrealized losses of 50% or more for which no OTTI was ultimately indicated. In reaching its conclusions, management used a number of issuer-specific quantitative indicators and qualitative judgments to access the probability of receiving a given security’s contractual cash flows. This included the issue’s implied yield to maturity, cumulative default rate based on rating, comparisons of issue-specific spreads to industry or sector spreads, specific trading activity in the issue, and other market data such as recent debt tenders and upcoming refinancing requirements. Management also reviewed fundamentals such as issuer credit and liquidity metrics, business outlook and industry conditions. Management does not have the intention to sell nor does it expect to be required to sell these securities. Management maintains a watch list of securities that is reviewed for impairments. Each security on the watch list was evaluated, analyzed and discussed, with the positive and negative factors weighed in the ultimate determination of whether or not the security was other-than-temporarily impaired.

In determining that the securities giving rise to the previously mentioned unrealized losses were not other-than-temporarily impaired, we considered and evaluated the factors cited above. In making these evaluations, we exercised considerable judgment. Accordingly, there can be no assurance that actual results will not differ from our judgments and that such differences may require the future recognition of OTTI charges that could have a material effect on our financial position and results of operations. In addition, the value of, and the realization of any loss on, a debt security or equity security is subject to numerous risks, including interest rate risk, market risk, credit risk and liquidity risk. The magnitude of any loss incurred by us may be affected by the relative concentration of our investments in any one issuer or industry. We have established specific policies limiting the concentration of our investments in any single issuer and industry and believe our investment portfolio is prudently diversified.

Debt Securities

Fixed maturity OTTIs recorded in 2010 were concentrated in structured securities. These impairments were driven primarily by significant rating downgrades and increased collateral default rates. In our judgment, these credit events or other adverse conditions of the issuers have caused, or will most likely lead to, a deficiency in the contractual cash flows related to the investment. Therefore, based upon these credit events, we have determined that OTTIs exist. Total debt impairments recognized through earnings related to such credit-related circumstances were $48.3 million in 2010 and $91.6 million in 2009.

In addition to these credit-related impairments recognized through earnings, we impaired securities to fair value through other comprehensive loss for any impairments related to non-credit related factors. These types of impairments were driven primarily by market or sector credit spread widening or by a lack of liquidity in the securities. The amount of impairments recognized as an adjustment to other comprehensive loss due to these factors was $55.5 million in 2010 and $93.1 million in 2009.

Prospectively, we will account for the OTTI security as if the debt security had been purchased on the impairment date, using an amortized cost basis equal to the previous cost basis less the amount of the credit loss impairment. We will continue to estimate the present value of future cash flows expected and, if significantly greater than the new cost basis, accrete the difference as interest income.

8.

Investing Activities (continued)

The following table rolls forward the amount of credit losses recognized in earnings on debt securities held at the beginning of the period, for which a portion of the OTTI was also recognized in other comprehensive income.

Credit Losses Recognized in Earnings on Debt Securities for	Years Ended December 31,
which a Portion of the OTTI Loss was Recognized in OCI:	2010	2009
($ in millions)
Balance, beginning of period	$(44.4)	$(41.6)
Add: Credit losses on OTTIs not previously recognized	(17.1)	(39.4)
Less: Credit losses on securities sold	11.4	45.4
Less: Credit losses on securities impaired due to intent to sell	--	--
Add: Credit losses on previously impaired securities	(21.0)	(8.8)
Less: Credit losses upon adoption of ASC 815	10.7	--
Less: Increases in cash flows expected on previously impaired securities	--	--
Balance, end of period	$(60.4)	$(44.4)

Venture Capital Partnerships

The following table presents investments in limited partnerships interests. We make contributions to partnerships under existing or new funding commitments.

Investment Activity in Venture Capital Partnerships:	Years Ended December 31,
($ in millions)	2010	2009	2008

Contributions	$31.6	$29.5	$49.5
Equity in earnings (loss) of partnerships	24.5	(25.6)	(4.5)
Distributions	(24.7)	(15.3)	(18.3)
Change in venture capital partnerships	31.4	(11.4)	26.7
Venture capital partnership investments, beginning of year	188.6	200.0	173.3
Venture capital partnership investments, end of year	$220.0	$188.6	$200.0

Amounts applicable to the closed block	$210.0	$180.2	$188.5

Other Investments

Other Investments:	As of December 31,
($ in millions)	2010	2009

Transportation and other equipment leases	$28.1	$47.6
Mezzanine partnerships	187.5	176.2
Affordable housing partnerships	6.3	8.7
Derivative instruments (Note 12)	136.9	116.6
Real estate	2.3	34.9
Other partnership interests(1)	123.6	111.2
Other interests	24.6	32.1
Mortgage loans	4.1	8.9
Other investments	$513.4	$536.2

Amounts applicable to the closed block	$125.5	$142.8

———————

(1)

Represents primarily private equity partnerships, hedge funds and direct equity investments.

Statutory Deposits

Pursuant to certain statutory requirements, as of December 31, 2010, our Life Companies had on deposit securities with a fair value of $48.8 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

8.

Investing Activities (continued)

Net Investment Income

Sources of Net Investment Income:	Years Ended December 31,
($ in millions)	2010	2009	2008

Debt securities	$601.4	$647.6	$717.9
Equity securities	2.4	0.4	4.3
Mortgage loans	0.5	0.7	1.0
Venture capital partnerships	24.5	(25.9)	(4.7)
Policy loans	171.7	183.6	187.0
Other investments	47.6	(14.1)	13.6
Fair value option investments	7.2	1.5	(7.6)
Other income	1.7	3.3	3.8
Cash and cash equivalents	0.1	0.3	6.1
Total investment income	857.1	797.4	921.4
Discontinued operations	(5.0)	(4.8)	(6.6)
Investment expenses	(16.5)	(15.5)	(20.3)
Net investment income, general account investments	835.6	777.1	894.5
Debt and equity securities pledged as collateral (Note 11)	--	--	7.9
Net investment income	$835.6	$777.1	$902.4

Amounts applicable to closed block	$502.3	$457.8	$523.1

Net Realized Investment Gains (Losses)

Sources and Types of Net Realized Investment Gains (Losses):	Years Ended December 31,
($ in millions)	2010	2009	2008

Total other-than-temporary debt impairments	$(103.8)	$(184.7)	$--
Portion of loss recognized in other comprehensive income	55.5	93.1	--
Net debt impairments recognized in earnings	$(48.3)	$(91.6)	$--

Debt security impairments	$(48.3)	$(91.6)	$(224.0)
Equity security impairments	(0.6)	(5.2)	(2.7)
Other investments impairments	--	(10.2)	(16.0)
Debt and equity securities pledged as collateral impairments	--	--	(2.3)
Impairment losses	(48.9)	(107.0)	(245.0)
Debt security transaction gains	60.9	38.3	8.1
Debt security transaction losses	(15.8)	(64.1)	(17.8)
Equity security transaction gains	--	2.2	13.4
Equity security transaction losses	--	--	(42.9)
Mortgage loan transaction gains (losses)	--	--	(0.1)
Venture capital partnership transaction gains (losses)	(0.3)	(3.6)	(3.0)
Real estate transaction gains	--	--	2.4
Real estate transaction losses	--	--	--
Debt and equity securities pledged as collateral gains	--	--	2.2
Debt and equity securities pledged as collateral losses	--	--	--
Other investments transaction gains	(1.2)	1.3	--
Other investments transaction losses	--	--	(1.0)
CDO deconsolidation	--	57.0	--
Net transaction gains (losses)	43.6	31.1	(38.7)
Realized gains (losses) on derivative assets and liabilities	(7.9)	(31.0)	6.3
Net realized investment gains (losses), excluding impairment losses	35.7	0.1	(32.4)
Net realized investment losses, including impairment losses	$(13.2)	$(106.9)	$(277.4)

8.

Investing Activities (continued)

Unrealized Investment Gains (Losses)

Sources of Changes in Net Unrealized Investment Gains (Losses):	Years Ended December 31,
($ in millions)	2010	2009	2008

Debt securities	$580.7	$1,360.2	$(1,545.2)
Equity securities	18.0	(0.3)	(31.4)
Debt and equity securities pledged as collateral	--	--	(2.3)
Other investments	9.6	5.4	(2.9)
Net unrealized investment losses	$608.3	$1,365.3	$(1,581.8)

Net unrealized investment losses	$608.3	$1,365.3	$(1,581.8)
Applicable policyholder dividend obligation	(298.7)	(78.4)	128.0
Applicable deferred policy acquisition cost	(198.9)	(603.6)	709.3
Applicable deferred income tax	(24.9)	(154.3)	213.0
Offsets to net unrealized investment losses	(522.5)	(836.3)	1,050.3
Net unrealized investment gains (losses) included in other comprehensive income (Note 15)	$85.8	$529.0	$(531.5)

Investing Cash Flows

Investment Purchases, Sales, Repayments and Maturities:	Years Ended December 31,
($ in millions)	2010	2009	2008

Debt security purchases	$(6,585.2)	$(7,558.7)	$(4,737.8)
Equity security purchases	(7.2)	(5.3)	(85.2)
Venture capital partnership investments	(31.6)	(29.1)	(49.5)
Other investments purchases	(178.8)	(220.8)	(440.2)
Investment purchases	$(6,802.8)	$(7,813.9)	$(5,312.7)

Debt securities sales	$5,312.6	$6,804.7	$3,937.3
Debt securities maturities and repayments	1,266.4	1,487.5	1,182.2
Equity security sales	0.6	2.3	172.1
Mortgage loan maturities and principal repayments	5.0	2.6	3.9
Venture capital partnership capital distributions	24.7	15.4	18.3
Real estate and other investments sales	160.6	106.7	400.7
Investment sales, repayments and maturities	$6,769.9	$8,419.2	$5,714.5

Non-Consolidated Variable Interest Entities

Entities which do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as VIEs. We perform ongoing assessments of our investments in VIEs to determine whether we have a controlling financial interest in the VIE and therefore would be considered to be the primary beneficiary. An entity would be considered a primary beneficiary and be required to consolidate a VIE when the entity has both the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses, or right to receive benefits, that could potentially be significant to the VIE. We reassess our VIE determination with respect to an entity on an ongoing basis.

We are involved with various entities that are deemed to be VIEs primarily as a passive investor in private equity limited partnerships and through direct investments, in which we are not related to the general partner. These investments are accounted for under the equity method of accounting and are included in other invested assets category of the balance sheet. The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to significant VIEs for which we are not the primary beneficiary.

8.

Investing Activities (continued)

Carrying Value of Assets and Liabilities	December 31, 2010			December 31, 2009
and Maximum Exposure Loss Relating			Maximum			Maximum
to Variable Interest Entities:			Exposure			Exposure
($ in millions)	Assets	Liabilities	to Loss	Assets	Liabilities	to Loss

Limited partnerships	$550.4	$--	$550.4	$557.8	$--	$557.8
Direct equity investments	17.4	--	17.4	9.4	--	9.4
Receivable(1)	6.8	--	6.8	11.4	--	11.4
Total	$574.6	$--	$574.6	$578.6	$--	$578.6

———————

(1)

In connection with the sale of certain venture capital partnerships, Phoenix Life issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. See Note 17 to these financial statements for additional information regarding such commitments.

The asset value of our investments in VIEs (based upon sponsor values and financial statements of the individual entities) for which we are not the primary beneficiary was $574.6 million as of December 31, 2010. Our maximum exposure to loss related to these non-consolidated VIEs is limited to the amount of our investment.

Issuer and Counterparty Credit Exposure

Credit exposure related to issuers and derivatives counterparties is inherent in investments and derivatives contracts with positive fair value or asset balances. We manage credit risk through the analysis of the underlying obligors, issuers and transaction structures. We review our debt security portfolio regularly to monitor the performance of obligors and assess the stability of their credit ratings. We also manage credit risk through industry and issuer diversification and asset allocation. Maximum exposure to an issuer or derivative counterparty is defined by quality ratings, with higher quality issuers having larger exposure limits. We have an overall limit on below investment grade rated issuer exposure. To further mitigate the risk of loss on derivatives, we only enter into contracts in which the counterparty is a financial institution with a rating of A or higher.

As of December 31, 2010, we held derivative assets, net of liabilities, with a fair value of $125.7 million. Derivative credit exposure was diversified with seven different counterparties. We also had debt securities of these issuers with a carrying value of $95.2 million. Our maximum amount of loss due to credit risk with these issuers was $220.9 million. See Note 12 to these financial statements for more information regarding derivatives.

9.

Financing Activities

Indebtedness

Indebtedness at Carrying Value:	As of December 31,
($ in millions)	2010	2009

7.15% surplus notes	$174.1	$174.1
Total indebtedness	$174.1	$174.1

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $0.9 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at our option at any time at the “make-whole” redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of our legal liabilities.

9.

Financing Activities (continued)

Interest Expense on Indebtedness:	Years Ended December 31,
($ in millions)	2010	2009	2008

Interest expense incurred	$12.5	$12.5	$12.5
Interest paid	$12.5	$12.5	$12.5

Future minimum annual principal payments on indebtedness as of December 31, 2010 are $175.0 million in 2034.

10.

Separate Accounts, Death Benefits and Other Insurance Benefit Features

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in fee income. In 2010 and 2009 there were no gains or losses on transfers of assets from the general account to a separate account.

Variable Annuities

Many of our variable annuity contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

•

Liabilities associated with the GMDB are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

•

Liabilities associated with the GMIB are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB and GMIB, 200 stochastically generated scenarios were used.

Separate Account Investments of Account Balances of Contracts with Guarantees:	As of December 31,
($ in millions)	2010	2009

Debt securities	$737.4	$661.2
Equity funds	2,266.4	2,244.6
Other	95.9	99.5
Total	$3,099.7	$3,005.3

Changes in Guaranteed Liability Balances:	Year Ended
($ in millions)	December 31, 2010
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2010	$5.1	$16.3
Incurred	4.6	1.8
Paid	(5.1)	--
Liability balance as of December 31, 2010	$4.6	$18.1

10.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

Changes in Guaranteed Liability Balances:	Year Ended
($ in millions)	December 31, 2009
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2009	$9.9	$22.1
Incurred	5.4	(5.8)
Paid	(10.2)	--
Liability balance as of December 31, 2009	$5.1	$16.3

Changes in Guaranteed Liability Balances:	Year Ended
($ in millions)	December 31, 2008
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2008	$3.2	$5.9
Incurred	11.7	16.2
Paid	(5.0)	--
Liability balance as of December 31, 2008	$9.9	$22.1

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in policy benefits, excluding policyholder dividends, on our statement of income. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (“GMWB”), a guaranteed minimum accumulation benefit (“GMAB”), a guaranteed pay-out annuity floor (“GPAF”) and a combination rider (“COMBO”).

The GMWB rider guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, these contracts have a feature that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract owner with a minimum accumulation of the contract owner’s purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The COMBO rider includes the GMAB and GMWB riders as well as the GMDB rider at the policyholder’s option.

The GMWB, GMAB, GPAF and COMBO represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB, GPAF and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2010 and 2009, there was no reinsurance of the aggregate account value with the GMWB, GMAB, GPAF and COMBO features. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. We hedge our GMAB and GMWB exposure using equity options, equity futures, swaps and swaptions. These investments are included in other investments on our balance sheet. Embedded derivative liabilities for GMWB, GMAB, GPAF and COMBO are shown in the table below. There were no benefit payments made for the GMWB and GMAB during 2010 and 2009. There were benefit payments made of $0.4 million and $0.6 million for GPAF during 2010 and 2009, respectively.

10.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

Embedded Derivative Liabilities:	As of December 31,
($ in millions)	2010	2009

GMWB	$(1.7)	$3.8
GMAB	13.3	20.1
GPAF	3.0	2.2
COMBO	(0.6)	(0.6)
Index credits	(0.1)	--
Total embedded derivatives	$13.9	$25.5

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

Additional Insurance Benefits:		Net Amount	Average
($ in millions)	Account	at Risk after	Attained Age
	Value	Reinsurance	of Annuitant

GMDB return of premium	$1,032.9	$19.2	61
GMDB step up	1.614.1	89.5	62
GMDB earnings enhancement benefit (EEB)	47.3	0.3	61
GMDB greater of annual step up and roll up	32.1	7.7	65
Total GMDB at December 31, 2010	$2,726.4	$116.7

Combination Rider	$11.2		60
GMAB	440.3		56
GMIB	528.4		62
GMWB	617.0		61
GPAF	16.1		76
Total at December 31, 2010	$1,613.0

Additional Insurance Benefits:		Net Amount	Average
($ in millions)	Account	at Risk after	Attained Age
	Value	Reinsurance	of Annuitant

GMDB return of premium	$1,097.4	$58.6	60
GMDB step up	1,611.8	222.9	61
GMDB earnings enhancement benefit (EEB)	49.2	1.4	61
GMDB greater of annual step up and roll up	32.8	10.0	64
Total GMDB at December 31, 2009	$2,791.2	$292.9

Combination Rider	$10.4		58
GMAB	417.9		55
GMIB	525.8		61
GMWB	592.6		60
GPAF	18.9		75
Total at December 31, 2009	$1,565.6

With the return of premium the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner’s attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

10.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (continued)

With the EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With the greater of annual step up and annual roll up, the death benefit is the greatest of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner’s attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Universal Life

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2010 and 2009, we held additional universal life benefit reserves in accordance with death benefit and other insurance benefit reserves of $105.0 million and $89.4 million, respectively.

11.

Investments Pledged as Collateral and Non-recourse Collateralized Obligations

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. The collateralized obligation trusts reside in bankruptcy remote special purpose entities for which we provide neither recourse nor guarantees. We consolidated two collateralized obligation trusts as of December 31, 2008 and had no direct investment in the two consolidated collateralized obligation trusts. As a result of management’s decision in the first quarter of 2009 to legally assign Virtus as the collateral manager, we performed an analysis of both of these CDOs and determined that we were no longer the primary beneficiary. Accordingly, we deconsolidated these two CDOs effective January 1, 2009, resulting in an increase to shareholders’ equity of $88.8 million for the year ended December 31, 2009, of which $57.0 million was recorded as a realized gain and $31.8 million was reflected as other comprehensive income, effectively reversing losses recorded in earnings and other comprehensive income in prior years. We earned investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $0.4 million for the year ended December 31, 2008 related to these consolidated obligation trusts.

The amount of collateralized debt obligation-related derivative cash flow hedge ineffectiveness recognized through earnings for the year ended December 31, 2008 was $0.3 million. See Note 8 to these financial statements for information on realized investment losses related to these collateralized debt obligations.

Effect of Consolidation (Deconsolidation) of	As of and for the
Collateralized Obligation Trusts:	Years Ended December 31,
($ in millions)	2009	2008

Increase (decrease) in net income	$57.0	$(4.2)
Increase (reduction) to stockholders’ equity	$88.8	$(88.8)

The impact to net income in 2009 represents the realized gain recognized upon the deconsolidation of the CDOs in 2009. The above credits (charges) to net income (loss) and stockholder’s equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts.

12.

Derivative Instruments

Derivative instruments

We use derivatives to manage certain risks in our general account portfolio as well as our insurance liabilities. Our derivatives generally do not qualify for hedge accounting treatment and are stated at fair value (market value) with changes in valuation reported in net realized capital gains/losses. Derivatives that are designated as hedges for accounting purposes are also stated at fair value. However, changes in the fair value of such derivatives are recorded in other comprehensive income, or net income, depending on the nature and effectiveness of the hedge. The Company seeks to enter into over-the-counter (“OTC”) derivative transactions pursuant to master agreements that provide for a netting of payments and receipts with a single counterparty. As of December 31, 2010, $6.9 million of cash and cash equivalents was held as collateral by a third party related to our derivative transactions.

Derivative Instruments Held in			As of December 31,
General Account:			2010		2009
($ in millions)	Notional
	Amount	Maturity	Asset	Liability	Asset	Liability
Non-Hedging Derivative Instruments
Interest rate swaps	$87.0	2017-2018	$3.6	$2.5	$1.7	$0.5
Variance swaps	0.9	2015-2017	--	0.6
Swaptions	44.0	2011	4.8	--	6.0	--
Put options	448.0	2014-2024	83.3	--	90.9	--
Call options	34.8	2011-2015	11.2	6.0	5.3	0.8
Futures contracts	58.3	2011	34.0	2.0	12.0	--
	673.0		136.9	11.1	115.9	1.3
Hedging Derivative Instruments
Cross currency swaps	15.0	2012-2016	--	0.1	0.7	1.5
	15.0		--	0.1	0.7	1.5
Total derivative instruments	$688.0		$136.9	$11.2	$116.6	$2.8

Interest Rate Swaps

We maintain an overall interest rate risk management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments. We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities.

Interest Rate Options

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our inforce liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

12.

Derivative Instruments (continued)

Equity Index Options

We use the following derivative contracts to hedge against market risks from changes in volatility, interest rates, and equity indices associated with our Life and Annuity products:

•

Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

•

Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

•

Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords us the right to sell a specified equity index at the established price determined at the time the instrument was purchased. We may use short-dated options, which are traded on exchanges or use long-dated OTC options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords us the right to buy a specified equity index at the established price determined at the time the instrument was purchased. We used exact-dated options, which are traded OTC with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

Cross Currency Swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars.

Contingent Features

Derivative counterparty agreements contain certain provisions that require our insurance companies’ financial strength rating to be above a certain threshold. If our financial strength ratings were to fall below a specified rating threshold, certain derivative counterparties could request immediate payment or demand immediate and ongoing full collateralization on derivative instruments in net liability positions, or even trigger a termination of existing derivatives and/or future derivative transactions.

In a couple of derivative counterparty agreements, our financial strength ratings remain below the specified threshold levels as a result of a rating downgrade in early 2009. However, the Company held no derivative instruments as of December 31, 2010 in a net liability position payable to any counterparty (i.e., such derivative instruments have fair values in a net asset position payable to the Company if such holdings were liquidated).

13.

Fair Value of Financial Instruments

ASC 820-10 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

13.

Fair Value of Financial Instruments (continued)

ASC 820-10 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels, from highest to lowest, are defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds and exchange-traded equities.

•

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include government-backed mortgage products, certain collateralized mortgage and debt obligations and certain high-yield debt securities.

•

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement. Securities classified within Level 3 include broker quoted investments, certain residual interests in securitizations and other less liquid securities. Most valuations that are based on brokers’ prices are classified as Level 3 due to a lack of transparency in the process they use to develop prices.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table presents the financial instruments carried at fair value by ASC 820-10 valuation hierarchy (as described above).

Fair Values of Financial Instruments by Level:	As of December 31, 2010
($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale debt securities
U.S. government and agency	$343.5	$372.3	$--	$715.8
State and political subdivision	--	218.7	--	218.7
Foreign government	--	170.5	--	170.5
Corporate	--	5,659.9	267.9	5,927.8
Commercial mortgage-backed	--	1,092.1	56.3	1,148.4
Residential mortgage-backed	--	1,941.7	50.6	1,992.3
CDO/CLO	--	--	249.0	249.0
Other asset-backed	--	362.0	68.0	430.0
Available-for-sale equity securities	0.7	0.5	46.3	47.5
Derivative assets	--	136.9	--	136.9
Separate account assets	4,294.4	77.2	--	4,371.6
Fair value option investments	--	37.3	38.2	75.5
Total assets	$4,638.6	$10,069.1	$776.3	$15,484.0
Liabilities
Derivative liabilities	$--	$11.2	$13.9	$25.1
Total liabilities	$--	$11.2	$13.9	$25.1

———————

(1)

Excludes $37.9 million in limited partnerships and real estate investments accounted for on the equity method as well as $7.3 million in cash and cash equivalents and money market funds.

There were transfers of $123.7 million of Level 1 assets to Level 2 during the year ended December 31, 2010. These assets were transferred to Level 2 as they no longer definitively qualified as Level 1 securities as their underlying characteristics were not identical to assets being traded in active markets.

13.

Fair Value of Financial Instruments (continued)

Fair Values of Financial Instruments by Level:	As of December 31, 2009
($ in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale debt securities
U.S. government and agency	$170.4	$325.6	$--		$496.0
State and political subdivision	--	178.8	--		178.8
Foreign government	--	169.7	--		169.7
Corporate	--	5,545.2	283.6		5,828.8
Commercial mortgage-backed	127.7	801.1	56.5		985.3
Residential mortgage-backed	8.1	1,959.3	118.5		2,085.9
CDO/CLO	--	--	255.2		255.2
Other asset-backed	--	196.7	84.8		281.5
Available-for-sale equity securities	1.0	5.0	19.2		25.2
Derivative assets	--	116.6	--		116.6
Separate account assets	4,287.2	84.6	--		4,371.8
Fair value option investments	--	35.8	--		35.8
Total assets	$4,594.4	$9,418.4	$817.8		$14,830.6
Liabilities				$
Derivative liabilities	$--	$2.8	$25.5		$28.3
Total liabilities	$--	$2.8	$25.5		$28.3

———————

(1)

Excludes $34.8 million in limited partnerships and real estate investments accounted for on the equity method as well as $11.5 million in cash and cash equivalents and money market funds.

Available-for-sale debt securities as of December 31, 2010 and 2009 are reported net of $41.4 million and $67.3 million of Level 2 investments included in discontinued assets on our balance sheet related to discontinued reinsurance operations.

Separate account assets as of December 31, 2009 are reported net of $3,423.6 million of Level 1 investments included in discontinued assets on our balance sheet related to PFG.

Carrying Amounts and Fair Values	As of December 31,
of Financial Instruments:	2010		2009
($ in millions)	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

Cash and cash equivalents	$113.9	$113.9	$254.2	$254.2
Available-for-sale debt securities	10,852.5	10,852.5	10,281.2	10,281.2
Available-for-sale equity securities	47.5	47.5	25.2	25.2
Separate account assets	4,416.8	4,416.8	4,418.1	4,418.1
Mortgage loans	4.1	4.1	8.9	8.9
Derivative financial instruments	136.9	136.9	116.6	116.6
Fair value option investments	75.5	75.5	35.8	35.8
Financial assets	$15,647.2	$15,647.2	$15,140.0	$15,140.0

Investment contracts	$1,494.1	$1,510.5	$1,342.7	$1,358.6
Indebtedness	174.1	101.5	174.1	82.2
Separate account liabilities	4,416.8	4,416.8	4,418.1	4,418.1
Derivative financial instruments	25.1	25.1	28.3	28.3
Financial liabilities	$6,110.1	$6,053.9	$5,963.2	$5,887.2

Election of the fair value option allows current earnings recognition and is more consistent with management’s view of these securities’ underlying economics. Changes in the fair value of these assets are included in net investment income.

Pursuant to ASC 815, Derivatives and Hedging, adopted on July 1, 2010, this amount also includes beneficial interests in eight securitized financial assets for which an irrevocable election was made to use the fair value option. These securities contain an embedded derivative feature. These securities were valued at $38.2 million as of December 31, 2010. This election was not in existence at December 31, 2009.

13.

Fair Value of Financial Instruments (continued)

We have an established process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, or are based on disorderly transactions or inactive markets, fair value is based upon internally developed models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time. The majority of the valuations of Level 3 assets were internally calculated or obtained from independent third-party broker quotes.

We determine fair value as the price received in an orderly transaction. Thus, we evaluate broker pricing indications, if available, to determine whether the weight of evidence indicates that markets are inactive, or transactions are disorderly. In order to determine whether the volume and level of activity for an asset or liability has significantly decreased, we compare current activity with normal market activity for the asset or liability. We may observe a notable decrease in the number of recent transactions, and the significant decline or absence of a market for new issuances for the security or a similar security. If we do receive a broker pricing indication, we look for substantiation, such as a significant increase in implied liquidity risk premiums, yields, or performance indications when compared to the expected cash flow analysis. We look to see if the pricing indications have varied substantially in a short amount of time where no fundamental event or occurrence has prompted the large variation, or if there is a significant increase in the bid-ask spread. We review published indexes that may have been historically highly correlated with the fair values that no longer are representative of an active market. For corporate positions, we utilize TRACE, for which published trade activity is made available, to assess trading activity levels. For other positions, we rely on many factors such as the observable flows through Bloomberg, trading levels and activity as reported by market participants, and industry publications that speak to trading volume and current market conditions. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all applicable factors to determine if there has been a significant decrease in the volume and level of activity for an asset, or group of similar assets.

Similarly, in order to identify transactions that are not orderly, we take into consideration the activity in the market as stated above, because that can influence the determination and occurrence of an orderly transaction. In addition, we assess the period of the exposure to the market before measurement date to determine adequacy for customary marketing activities. Also, we look to see if it was marketed to a single or limited number of participants. We assess the financial condition of the seller, if available, to determine whether observed transactions may have been forced. If the trading price is an outlier when compared to similar recent transactions, we consider whether this is an indicator of a disorderly trade. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all applicable factors to determine if the evidence suggests that a transaction or group of similar transactions is not orderly.

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. Such valuation methodologies were applied to all of the assets and liabilities carried at fair value.

Structured Securities

For structured securities, we consider the best estimate of cash flows until maturity to determine our ability to collect principal and interest and compare this to the anticipated cash flows when the security was purchased. In addition, management judgment is used to assess the probability of collecting all amounts contractually due to us. After consideration is given to the available information relevant to assessing the collectibility, including historical events, current conditions and reasonable forecasts, an estimate of future cash flows is determined. This includes evaluating the remaining payment terms, prepayment speeds, the underlying collateral, expected defaults using current default data and the financial condition of the issuer. Other factors considered are composite credit ratings, industry forecast, analyst reports and other relevant market data are also considered, similar to those the Company believes market participants would use. For securities for which observable market data is available and substantiated, valuations reflect the quoted fair value.

To determine fair values for certain structured, CLO and CDO assets for which current pricing indications either do not exist, or are based on inactive markets or sparse transactions, we utilize model pricing using a third-party forecasting application that leverages historical trustee information for each modeled security. Principal and interest cash flows are modeled under various default scenarios for a given tranche of a security in accordance with its contractual cash flow priority of claim and subordination with respect to credit losses. The key assumptions include the level of annual default rates, loss-given-default or recovery rate, collateral prepayment rate and reinvestment spread.

13.

Fair Value of Financial Instruments (continued)

Fair value is then determined based on discounted projected cash flows. We use a discount rate based upon a combination of the current U.S. Treasury rate plus the most recent gross CDO/CLO spreads (including the corresponding swap spread) by original tranche rating, which is representative of the inherent credit risk exposure in a deal’s capital structure. A credit loss margin is then deducted from this blended rate equal to the baseline annual default rate times a loss severity rate. The rationale behind the deduction of such credit loss margins is necessary as the projected cash flows have already been default risk-adjusted, taking into account the impact of the projected credit losses in the underlying collateral.

Derivatives

Exchange-traded derivatives valued using quoted prices are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange. Therefore, the majority of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters. These positions are classified within Level 2 of the valuation hierarchy. Such derivatives include basic interest rate swaps, options and credit default swaps.

Fair values for OTC derivative financial instruments, principally forwards, options and swaps, represent the present value of amounts estimated to be received from or paid to a marketplace participant in settlement of these instruments (i.e., the amount we would expect to receive in a derivative asset assignment or would expect to pay to have a derivative liability assumed). These derivatives are valued using pricing models based on the net present value of estimated future cash flows and directly observed prices from exchange-traded derivatives or other OTC trades, while taking into account the counterparty’s credit ratings, or our own credit ratings, as appropriate. Determining the fair value for OTC derivative contracts can require a significant level of estimation and management judgment.

New and/or complex instruments may have immature or limited markets. As a result, the pricing models used for valuation often incorporate significant estimates and assumptions that market participants would use in pricing the instrument, which may impact the results of operations reported in the consolidated financial statements. For long-dated and illiquid contracts, extrapolation methods are applied to observed market data in order to estimate inputs and assumptions that are not directly observable. This enables us to mark to market all positions consistently when only a subset of prices are directly observable. Values for OTC derivatives are verified using observed information about the costs of hedging the risk and other trades in the market. As the markets for these products develop, we continually refine our pricing models to correlate more closely to the market risk of these instruments.

Retained Interest in Securitization

Retained interests in securitizations do not trade in an active, open market with readily observable prices. Accordingly, we estimate the fair value of certain retained interests in securitizations using discounted cash flow (“DCF”) models.

For certain other retained interests in securitizations (such as interest-only strips), a single interest rate path DCF model is used and generally includes assumptions based upon projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and contractual interest paid to third-party investors. Changes in the assumptions used may have a significant impact on our valuation of retained interests and such interests are, therefore, typically classified within Level 3 of the valuation hierarchy.

We compare the fair value estimates and assumptions to observable market data where available and to recent market activity and actual portfolio experience.

13.

Fair Value of Financial Instruments (continued)

Private Equity Investments

The valuation of non-public private equity investments requires significant management judgment due to the absence of quoted market prices, an inherent lack of liquidity and the long-term nature of such assets. Private equity investments are valued initially based upon transaction price. The carrying values of private equity investments are adjusted either upwards or downwards from the transaction price to reflect expected exit values as evidenced by financing and sale transactions with third parties, or when determination of a valuation adjustment is confirmed through ongoing reviews by senior investment managers. A variety of factors are reviewed and monitored to assess positive and negative changes in valuation including, but not limited to, current operating performance and future expectations of the particular investment, industry valuations of comparable public companies, changes in market outlook and the third-party financing environment over time. In determining valuation adjustments resulting from the investment review process, emphasis is placed on current company performance and market conditions. Private equity investments are included in Level 3 of the valuation hierarchy.

Private equity investments may also include publicly held equity securities, generally obtained through the initial public offering of privately held equity investments. Such securities are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions. Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security.

Separate Accounts

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security and short-term investments of Phoenix Life. Mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2.

Fair Value of Investment Contracts

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

Valuation of Embedded Derivatives

We make guarantees on certain variable and fixed indexed annuity contracts, including GMAB and GMWB as well as provide credits based on the performance of certain indices (“index credits”) on our fixed annuity contracts that meet the definition of an embedded derivative. The GMAB and GMWB embedded derivatives are accounted for at fair value using a risk neutral stochastic valuation methodology with changes in fair value recorded in realized investment gains. The inputs to our fair value methodology include information derived from the asset derivatives market, including the volatility surface and the swap curve. Several additional inputs are not obtained from independent sources, but instead reflect our internally developed assumptions related to mortality rates, lapse rates and policyholder behavior. The fair value of the embedded derivatives associated with our fixed indexed annuity is calculated using the budget method where the initial value is established based on the fair value of the options used to hedge the liabilities. The budget amount for future years is based on the impact of projected interest rates on the discounted liabilities. Several additional inputs reflect our internally developed assumptions related to lapse rates and policyholder behavior. As there are significant unobservable inputs included in our fair value methodology for these embedded derivative liabilities, we consider the above-described methodology as a whole to be Level 3 within the fair value hierarchy.

13.

Fair Value of Financial Instruments (continued)

Our fair value calculation includes a credit standing adjustment (the “CSA”). The CSA represents the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled (“nonperformance risk”). In analyzing various alternatives to the CSA calculation, we determined that we could not use credit default swap spreads as there are no such observable instruments on Phoenix’s life insurance subsidiaries nor could we consistently obtain an observable price on the surplus notes issued by Phoenix Life, as the surplus notes are not actively traded. Therefore, when discounting the rider cash flows for calculation of the fair value of the liability, we calculated the CSA that reflects the credit spread (based on a Standard & Poor’s BB- credit rating) for financial services companies similar to the Company’s life insurance subsidiaries. This average credit spread is recalculated every quarter therefore the fair value will change with the passage of time even in the absence of any other changes that would affect the valuation. The impact of the CSA at December 31, 2010 and 2009 was a reduction of $19.9 million and $18.5 million in the reserves associated with these riders, respectively.

Indebtedness

Fair value of indebtedness is based on quoted market prices.

Level 3 Financial Assets and Liabilities

The following table sets forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For example, a hypothetical derivative contract with Level 1, Level 2 and significant Level 3 inputs would be classified as a Level 3 financial instrument in its entirety. Subsequently, even if only Level 1 and Level 2 inputs are adjusted, the resulting gain or loss is classified as Level 3. Further, Level 3 instruments are frequently hedged with instruments that are classified as Level 1 or Level 2 and, accordingly, gains or losses reported as Level 3 in the table below may be offset by gains or losses attributable to instruments classified in Level 1 or 2 of the fair value hierarchy.

Level 3 Financial Assets:	As of December 31, 2010
($ in millions)				Asset-		Common	Fair Value	Total
	CDO/CLO	RMBS	Corp	Backed	CMBS	Stock	Options	Assets

Balance, beginning of period	$255.2	$118.5	$283.6	$84.8	$56.5	$19.2	$--	$817.8
Purchases	19.5	4.8	91.2	36.1	2.6	4.9	--	159.1
Sales	(29.7)	(33.7)	(141.2)	(24.1)	(11.9)	--	--	(240.6)
Adjustment for initial application of accounting changes(1)	(20.6)	--	--	(9.6)	(8.0)	--	38.2	--
Transfers into Level 3(2)	--	0.3	26.5	8.7	--	5.6	--	49.5
Transfers out of Level 3(3)	--	(41.4)	(43.7)	(26.5)	--	--	--	(120.0)
Realized gains (losses) included in earnings	(16.2)	1.0	18.7	(6.6)	(5.1)	(2.0)	--	(10.2)
Unrealized gains (losses) included in other comprehensive income (loss)	40.3	0.5	32.8	4.9	22.1	18.6	--	119.2
Amortization/accretion	0.5	0.6	--	0.3	0.1	--	--	1.5
Balance, end of period	$249.0	$50.6	$267.9	$68.0	$56.3	$46.3	$38.2	$776.3

———————

(1)

Adjustment from available-for-sale debt securities to fair value option investments upon adoption of ASC 815, Derivatives and Hedging, as of July 1, 2010.

(2)

Transfers into Level 3 for the year ended December 31, 2010 primarily represent private securities for which Level 2 input assumptions for valuation pricing were no longer applicable.

(2)

Transfers out of Level 3 for the year ended December 31, 2010 primarily represent private securities for which reliable Level 2 input assumptions for valuation pricing became obtainable.

13.

Fair Value of Financial Instruments (continued)

Level 3 Financial Assets:	As of December 31, 2009
($ in millions)				Asset-		Common	Total
	CDO/CLO	RMBS	Corp	Backed	CMBS	Stock	Assets

Balance, beginning of year	$183.0	$106.2	$489.0	$91.5	$81.5	$23.4	$974.6
Purchases	17.7	46.8	106.6	56.8	10.8	0.7	239.4
Sales	(39.0)	(24.4)	(228.9)	(61.9)	(33.5)	(3.0)	(390.7)
Transfers into Level 3(1)	9.7	2.1	150.4	19.4	--	1.1	182.7
Transfers out of Level 3(2)	(22.5)	(10.7)	(289.8)	(40.0)	(15.9)	--	(378.9)
Realized gains (losses)	(17.8)	(2.5)	(16.4)	(9.6)	(0.8)	(3.0)	(50.1)
Unrealized gains (losses) included in other comprehensive income (loss)	123.7	(1.9)	71.3	27.8	14.2	--	235.1
Amortization/accretion	0.4	2.9	1.4	0.8	0.2	--	5.7
Balance, end of year	$255.2	$118.5	$283.6	$84.8	$56.5	$19.2	$817.8

———————

(1)

Transfers into Level 3 for the year ended December 31, 2009 primarily represent private securities for which Level 2 input assumptions for valuation pricing were no longer applicable.

(2)

Transfers out of Level 3 for the year ended December 31, 2009 primarily represent private securities for which reliable Level 2 input assumptions for valuation pricing became obtainable.

Level 3 Financial Liabilities:	Years Ended December 31,
($ in millions)	2010	2009
	Embedded Derivatives

Balance, beginning of year	$25.5	$118.5
Net purchases/(sales)	--	--
Transfers into Level 3	--	--
Transfers out of Level 3	--	--
Realized (gains) losses	(11.6)	(93.0)
Unrealized (gains) losses included in other comprehensive loss	--	--
Amortization/accretion	--	--
Balance, end of year	$13.9	$25.5
Portion of (gain) loss included in net loss relating to those liabilities still held	$(11.6)	$(93.0)

14.

Income Taxes

Allocation of Income Taxes:	Years Ended December 31,
($ in millions)	2010	2009	2008

Income tax expense (benefit) applicable to:
Current	$--	$(1.0)	$59.4
Deferred	1.8	(18.2)	(152.4)
Continuing operations	1.8	(19.2)	(93.0)
Discontinued operations	0.6	3.0	1.5
Income tax expense (benefit)	$2.4	$(16.2)	$(91.5)

Income taxes paid	$6.9	$66.8	$6.0

14.

Income Taxes (continued)

Effective Income Tax Rate:	Years Ended December 31,
($ in millions)	2010	2009	2008

Income (loss) from continuing operations before income taxes and minority interest	$6.8	$(65.2)	$(233.6)
Income tax expense (benefit) at statutory rate of 35%	2.4	(22.8)	(81.8)
Dividend received deduction	(0.9)	(2.2)	(4.8)
Low income housing tax credit	(1.0)	(2.5)	(3.5)
Valuation allowance increase (release)	(16.2)	34.5	--
Realized losses (gains) on available-for-sale securities pledged as collateral	--	(20.0)	1.5
State income taxes (benefit)	0.4	(1.1)	2.2
Expiration of tax attribute carryovers	14.9	--	--
Tax interest	0.3	(0.1)	0.2
ASC 740 decrease	(0.1)	(9.3)	(6.5)
IRS audit settlements / adjustments	--	8.2	--
Other, net	2.0	(3.9)	(0.3)
Income tax expense (benefit) applicable to continuing operations	$1.8	$(19.2)	$(93.0)
Effective income tax rates	26.5%	29.4%	39.8%

Deferred Income Tax Balances Attributable to Temporary Differences:	As of December 31,
($ in millions)	2010	2009
Deferred income tax assets
Future policyholder benefits	$169.6	$212.3
Unearned premiums / deferred revenues	91.2	103.7
Employee benefits	48.8	55.3
Investments	15.9	76.9
Net operating and capital loss carryover benefits	123.6	128.5
Foreign tax credits carryover benefits	1.7	14.6
General business tax credits	35.2	35.5
Valuation allowance	(5.2)	(25.8)
Gross deferred income tax assets	480.8	601.0

Deferred tax liabilities
Deferred policy acquisition costs	(368.0)	(455.3)
Other	(17.5)	(9.7)
Gross deferred income tax liabilities	(385.5)	(465.0)
Deferred income tax assets	$95.3	$136.0

As of December 31, 2010, we performed our assessment of net deferred tax assets. Significant management judgment is required in determining the provision for income taxes and, in particular, any valuation allowance recorded against our deferred tax assets. We carried a valuation allowance of $5.2 million on $100.5 million of net deferred tax assets at December 31, 2010, due to uncertainties related to our ability to utilize the deferred tax assets. The amount of the valuation allowance has been determined based on our estimates of taxable income over the periods in which the deferred tax assets are expected to reverse.

We concluded that a valuation allowance on the remaining $95.3 million of deferred tax assets at December 31, 2010, was not required. Our methodology for determining the realizability of deferred tax assets involves estimates of future taxable income from our operations and consideration of available tax planning strategies and actions that could be implemented, if necessary, as well as the expiration dates and amounts of carryforwards related to net operating losses, capital losses, foreign tax credits and general business tax credits. These estimates are projected through the life of the related deferred tax assets based on assumptions that we believe to be reasonable and consistent with current operating results. Changes in future operating results not currently forecasted may have a significant impact on the realization of deferred tax assets.

As of December 31, 2010, $123.6 million of net operating and capital loss carryover benefits were included in the federal tax asset. Of this amount, $66.3 million related to $189.4 million of federal net operating losses which are scheduled to expire in 2021 through 2030. An additional $56.2 million related to $160.6 million of federal capital losses which are scheduled to expire in 2012, 2013, 2014 and 2015. The remaining amount of $1.1 million is attributable to state net operating losses. As of December 31, 2010, a valuation allowance of $4.1 million and $1.1 million was carried against the federal and state net operating loss carryforwards, respectively.

14.

Income Taxes (continued)

As of December 31, 2010, we had deferred income tax assets of $35.2 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2030.

As of December 31, 2010, we had deferred income tax assets of $1.7 million related to foreign tax credit carryovers, which are expected to expire between the 2015 and 2019 tax years.

Together with The Phoenix Companies, Phoenix Life is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2008. During 2010, the Company resolved examinations issues for tax years 2006 and 2007. No material unanticipated assessments were incurred, and we adjusted our liability for uncertain tax positions accordingly.

We assess all significant tax positions to determine if a liability for uncertain tax positions is necessary, and, if so, the impact on the current and deferred income tax balances. Also, if indicated, we recognize interest or penalties related to income taxes as a component of the income tax provision. The interest and penalties recorded during the 12 month periods ending December 31, 2010 and 2009 were not material. We did not have an accrual for the payment of interest and penalties as of December 31, 2010.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years. Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the existing unrecognized tax benefits that would have a material impact on the financial position of the company.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is a follows:

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits:	2010	2009	2008
($ in millions)
Balance, beginning of year	$0.1	$8.7	$17.4
Reductions for tax positions of prior years	(0.1)	--	(6.6)
Settlements with taxing authorities	--	(8.6)	(2.1)
Balance, end of year	$--	$0.1	$8.7

15.

Other Comprehensive Income

Sources of Other Comprehensive Income:	Years Ended December 31,
($ in millions)	2010		2009		2008
	Gross	Net	Gross	Net	Gross	Net

Unrealized gains (losses) on investments	$612.1	$90.6	$1,244.9	$484.6	$(1,847.9)	$(615.5)
Net realized investment (gains) losses on available-for-sale securities included in net income	(3.8)	(4.8)	120.4	44.4	266.1	84.0
Net unrealized investment gains (losses)	608.3	85.8	1,365.3	529.0	(1,581.8)	(531.5)
Effect of deconsolidation of CDOs	--	--	31.8	31.8	--	--
Net unrealized foreign currency translation adjustment	(1.4)	(0.4)	--	--	0.6	0.4
Other assets	(32.3)	(32.1)	--	--	--	--
Net unrealized derivative instruments gains (losses)	28.4	12.1	(6.1)	(4.0)	12.0	9.8
Other comprehensive income (loss)	603.0	$65.4	1,391.0	$556.8	(1,569.2)	$(521.3)
Applicable policyholder dividend obligation	298.7		78.4		(128.0)
Applicable deferred policy acquisition cost amortization	198.9		603.6		(709.3)
Applicable deferred income tax expense (benefit)	40.0		152.2		(210.6)
Offsets to other comprehensive income	537.6		834.2		(1,047.9)
Other comprehensive income (loss)	$65.4		$556.8		$(521.3)

Components of Accumulated Other Comprehensive Income:	As of December 31,
($ in millions)	2010		2009
	Gross	Net	Gross	Net

Unrealized losses on investments	$288.2	$38.6	$(330.3)	$(48.9)
Unrealized foreign currency translation adjustment and other	--	--	1.4	0.4
Other assets	(0.5)	(0.3)	31.8	31.8
Unrealized losses on derivative instruments	(0.1)	(0.1)	(28.5)	(12.2)
Accumulated other comprehensive loss	287.6	$38.2	(325.6)	$(28.9)
Applicable policyholder dividend obligation	287.2		(16.6)
Applicable deferred policy acquisition costs	15.3		(186.0)
Applicable deferred income tax benefit	(53.1)		(94.1)
Offsets to accumulated other comprehensive income	249.4		(296.7)
Accumulated other comprehensive loss	$38.2		$(28.9)
16.

Employee Benefit Plans and Employment Agreements

The Phoenix Companies provides most of its employees and those of its subsidiaries with post-employment benefits that include retirement benefits, through pension and savings plans, and other benefits, including health care and life insurance. This includes three defined benefit pension plans covering our employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

The employee pension plan, covering substantially all employees, provides benefits up to the amount allowed under the Internal Revenue Code. The two supplemental plans provide benefits in excess of the primary plan. Retirement benefits under all plans are a function of years of service and compensation. The employee pension plan is funded with assets held in a trust while the supplemental plans are unfunded. Effective March 31, 2010, all benefit accruals under our funded and unfunded defined benefit plans were frozen.

In December 2009, The Phoenix Companies announced the decision to eliminate retiree medical coverage for current employees whose age plus years of service did not equal at least 65 as of March 31, 2010. Employees who remain eligible must still meet all other plan requirements to receive benefits. In addition, the cap on the company’s contribution to pre-65 retiree medical costs per participant will be reduced beginning with the 2011 plan year.

16.

Employee Benefit Plans and Employment Agreements (continued)

The funding requirements of The Phoenix Companies pension plan are dependent on interest rates and market performance. Significant assumptions made by The Phoenix Companies related to this plan include the discount rate and the long-term rate of return on plan assets. The discount rate assumption is developed using upon a yield curve approach comprised of bonds rated Aa or higher by Moody’s Investor Services or rated AA or higher by Standard & Poor’s with maturities between one and fifteen or more years. The long-term rate of return of plan assets is determined through modeling long-term returns and asset return volatilities.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits, is omitted as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated.

Employee benefit expense allocated to us for these benefits totaled $13.6 million, $37.4 million and $15.1 million for 2010, 2009 and 2008, respectively. Over the next 12 months, The Phoenix Companies expects to make contributions to the pension plans of which approximately $14.9 million will be allocated to us.

17.

Discontinued Operations

PFG Holdings, Inc.

On January 4, 2010, we signed a definitive agreement to sell PFG and its subsidiaries, including AGL Life Assurance Company, to Tiptree. Because of the divestiture, we determined that these operations are reflected as discontinued operations. The 2010 consolidated balance sheet has been presented with the gross assets and liabilities of discontinued operations in separate lines and the consolidated statements of income and comprehensive income have been presented with the net results from discontinued operations, shown after the results from continuing operations. We have reclassified prior period financial statements to conform to this change.

On June 23, 2010, the Company completed the divestiture of PFG and closed the transaction.

The definitive agreement to sell PFG contains a provision requiring the Company to indemnify Tiptree for any losses due to actions resulting from certain specified acts or omissions associated with the divested business prior to closing. There has been litigation filed that falls within this provision of the agreement. The Company intends to defend these matters vigorously.

The following table provides detailed information regarding the financial statement lines identified as discontinued operations as of December 31, 2009. There were no assets or liabilities on the balance sheet identified as discontinued operations related to PFG at December 31, 2010.

Summarized Balance Sheet for PFG Holdings, Inc.:	As of December 31,
($ in millions)	2010	2009

Policy loans	$--	$76.8
Other assets	--	45.4
Separate account assets	--	3,423.6
Total assets	$--	$3,545.8

Policy liabilities and accruals and other liabilities	$--	$108.1
Separate account liabilities	--	3,423.6
Total liabilities	$--	$3,531.7

17.

Discontinued Operations (continued)

Summarized Statement of Income for PFG Holdings, Inc.:	Years Ended December 31,
($ in millions)	2010	2009	2008

Total revenues	$10.3	$22.5	$24.3
Loss recognized on anticipated sale	--	(10.0)	--
Other benefits and expenses	(11.4)	(24.0)	(20.7)
Earnings before taxes	(1.1)	(11.5)	3.6
Income tax expense	--	--	1.2
Net income (loss) from discontinued operations	$(1.1)	$(11.5)	$2.4

Phoenix Life and Reassurance Company of New York

Included in the January 4, 2010 agreement with Tiptree was a provision for the purchase of PLARNY pending regulatory approval. On September 24, 2010, approval was obtained from the State of New York Insurance Department for Tiptree and PFG Holdings Acquisition Corporation to acquire PLARNY for an amount equal to its aggregate capital and surplus. The transaction closed on October 6, 2010. Because of the divestiture, these operations are reflected as discontinued operations. We have reclassified prior period financial statements to conform to this change.

Net income of $1.0 million, $0.3 million and $0.3 million was recognized during the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010, there were no assets or liabilities related to PLARNY reflected as discontinued operations on the balance sheet. As of December 31, 2009, $13.7 million of assets and $0.1 million of liabilities were reflected as discontinued operations on the balance sheet. Prior to the closing of the transaction, PLARNY made a dividend distribution in the fourth quarter of 2010 of $10.0 million to its parent company, PM Holdings, Inc., in accordance with the sales agreement. A loss of $0.1 million was recognized during the year ended December 31, 2010 related to this transaction.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business. Losses of $3.2 million in 2010 and $71.7 million in 2009 were recognized primarily related to adverse developments which occurred during these respective years. A loss of $0.1 million was recognized in 2008. See Note 21 to these financial statements for additional information on our discontinued reinsurance operations.

Adjustments Related to Prior Years

During the year ended December 31, 2009, a loss of $82.8 million was recognized on our discontinued operations. Included in this loss was approximately $14.4 million associated with the correction of errors dating back to 1999. We have assessed the impact of these errors on all prior periods and have determined that the errors were not material to any individual year during the intervening period.

18.

Phoenix Life Statutory Financial Information and Regulatory Matters

Our insurance subsidiaries are required to file, with state regulatory authorities, annual statements prepared on an accounting basis prescribed or permitted by such authorities.

18.

Phoenix Life Statutory Financial Information and Regulatory Matters (continued)

As of December 31, 2010, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

•

policy acquisition costs are expensed when incurred;

•

impairments on investments are based on different assumptions;

•

surplus notes are included in surplus rather than debt;

•

postretirement benefit expense allocated to Phoenix Life from The Phoenix Companies relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;

•

life insurance reserves are based on different assumptions; and

•

deferred tax assets are limited to amounts reversing in a specified period with an additional limitation based upon 10% or 15% of statutory surplus, dependent on meeting certain risk-based capital (“RBC”) thresholds.

Phoenix Life requested as a permitted practice its intent to accelerate the admission of the remaining $13.7 million indemnity reserve related to Phoenix Life’s surplus notes into Phoenix Life’s statutory surplus as of December 31, 2008. The request was approved by the New York Department of Insurance on February 20, 2009.

Statutory Financial Data for Phoenix Life:	As of or for the Years Ended December 31,
($ in millions)	2010	2009	2008

Statutory capital, surplus, and surplus notes	$658.5	$517.2	$758.9
Asset valuation reserve (“AVR”)	104.7	57.0	94.4
Statutory capital, surplus, surplus notes and AVR	$763.2	$574.2	$853.3
Statutory gain from operations	$147.8	$29.2	$53.4
Statutory net income (loss)	$139.8	$(59.9)	$(82.3)

New York Insurance Law requires that New York life insurers report their RBC. RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York Insurance Law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries’ RBC was in excess of 200% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2010 and 2009.

Under New York Insurance Law, Phoenix Life is permitted to pay stockholder dividends in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life’s surplus to policyholders as of the immediately preceding calendar year or Phoenix Life’s statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $25.0 million in 2010 and under the above formula would be able to pay $64.8 million in dividends in 2011.

19.

Premises and Equipment

Premises and equipment are included in other general account assets in our balance sheet.

Cost and Carrying Value of Premises and Equipment:	As of December 31,
($ in millions)	2010		2009
		Carrying		Carrying
	Cost	Value	Cost	Value

Real estate	$89.7	$26.5	$89.7	$27.7
Equipment	98.9	30.4	234.7	35.7
Premises and equipment cost and carrying value	188.6	$56.9	324.4	$63.4
Accumulated depreciation and amortization	(131.7)		(261.0)
Premises and equipment	$56.9		$63.4

19.

Premises and Equipment (continued)

Depreciation and amortization expense for premises and equipment for 2010, 2009 and 2008 totaled $11.1 million, $26.3 million and $13.1 million, respectively. Depreciation and amortization expense for 2009 includes $13.5 million of impairments associated with capitalized costs, including certain software components no longer utilized. A complete inventory of premises and equipment was undertaken in 2010 which resulted in an adjustment to cost and accumulated depreciation related to fully depreciated assets no longer in use.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $1.6 million, $2.2 million and $2.2 million in 2010, 2009 and 2008, respectively. Future minimum rental payments under non-cancelable operating leases were $22.5 million as of December 31, 2010, payable as follows: 2011, $2.5 million; 2012, $1.9 million; 2013, $2.0 million; 2014, $1.9 million; 2015, $1.9 million; and thereafter, $12.3 million. These obligations include amounts for leased property of our discontinued operations of $0.2 million in 2010. All future obligations for leased property of our discontinued operations were assumed by the buyer upon the completion of the sale on June 23, 2010. See Note 16 to these financial statements for additional information.

20.

Related Party Transactions

Capital Contributions

We received no capital contributions from The Phoenix Companies during the year ended December 31, 2010. We received capital contributions from The Phoenix Companies of $7.5 million in cash during the year ended December 31, 2009 and $15.2 million in settlement of an intercompany payable during the year ended December 31, 2008.

Facility and Services Contracts

Phoenix Life has contracts to provide services and facilities to various subsidiaries of The Phoenix Companies. Expenses incurred by Phoenix Life related to services and facilities are allocated to, and subsequently reimbursed by, the respective subsidiaries. Allocated expenses and payable balances related to these contracts with affiliates are as follows:

•

Expenses allocated to Phoenix Life Solutions were $0, $0.2 million and $1.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. There were no amounts payable to Phoenix Life as of December 31, 2010 and 2009, respectively.

•

Expenses allocated to The Phoenix Companies holding company were $5.3 million, $17.5 million and $36.5 million for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts payable to Phoenix Life were $0.7 million and $0.8 million as of December 31, 2010 and 2009, respectively.

•

Expenses allocated to Saybrus Partners were $23.5 million, $0.5 million and $0 for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts payable to Phoenix Life were $4.0 million and $0.5 million as of December 31, 2010 and 2009, respectively.

•

Expenses allocated to Goodwin Capital Advisors, Inc. were $19.6 million and $14.9 million and $0 for the years ended December 31, 2010, 2009 and 2008, respectively. Amounts payable to Phoenix Life were $2.4 million and $1.5 million as of December 31, 2010 and 2009, respectively.

•

Expenses allocated to Virtus Investment Partners, Inc. were $0, $0 and $23.4 million for the years ended December 31, 2010, 2009 and 2008, respectively. There were no amounts payable to Phoenix Life as of December 31, 2010 and 2009, respectively.

Other Related Party Transactions

Goodwin Capital Advisers, Inc. (“Goodwin”), an indirect wholly-owned subsidiary of The Phoenix Companies, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $6.9 million, $7.7 million and $10.0 million for 2010, 2009 and 2008, respectively. Amounts payable to Goodwin were $1.7 million and $1.6 million, as of December 31, 2010 and 2009, respectively.

Effective September 20, 2010, 1851 Securities, Inc., a wholly-owned subsidiary of PM Holdings Inc., became the principal underwriter of Phoenix Life’s variable life insurance policies and variable annuity contracts. Commissions paid by Phoenix Life were $16.9 million for the year ended December 31, 2010.

20.

Related Party Transactions (continued)

Prior to September 20, 2010, Phoenix Equity Planning Corporation, an indirect wholly-owned subsidiary of The Phoenix Companies, was the principal underwriter. Commissions paid by Phoenix Life were $11.8 million, $21.1 million and $59.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

State Farm Mutual Automobile Insurance Company (“State Farm”) is currently the owner of record of more than 5% of The Phoenix Companies outstanding common stock. In 2010, 2009 and 2008, we incurred $4.4 million, $29.3 million and $73.9 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm agents.

21.

Contingent Liabilities

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer.

It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

The definitive agreement to sell PFG contains a provision requiring the Company to indemnify Tiptree for any losses due to actions resulting from certain specified acts or omissions associated with the divested business prior to closing. There has been litigation filed that falls within this provision of the agreement. The Company intends to defend these matters vigorously.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (“SEC”), the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers’ compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

21.

Contingent Liabilities (continued)

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers’ compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We have been engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes or investigations have been substantially resolved or settled.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total policy liabilities and accruals are $49.7 million and $69.8 million as of December 31, 2010 and 2009, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $9.1 million and $1.8 million as of December 31, 2010 and 2009, respectively. During 2010 and 2009, we received and evaluated additional claims information that became available from certain ceding companies. In 2009, we also resolved a dispute with a ceding company that had been the subject of arbitration and commuted certain contracts with other ceding companies.  Losses of $3.2 million in 2010 and $71.7 million in 2009 were recognized primarily related to adverse developments which occurred during these respective years. A loss of $0.1 million was recognized in 2008.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.

22.

Other Commitments

During 2008, we announced an amendment to our agreement under with HP Enterprise Services related to the management of our infrastructure services. The amendment covered the year 2009 to 2015. We have five years remaining on the agreement. The remaining commitment total is $78.7 million.

During the normal course of business, Phoenix Life enters into agreements to fund limited partnerships that make debt and equity investments. As of December 31, 2010, the Company had unfunded commitments of $222.7 million under such investments, of which $65.7 million is expected to be funded by December 31, 2011.

In addition, the Company enters into agreements to purchase private placement investments. At December 31, 2010, the Company had open commitments of $23.2 million under such agreements which are expected to be funded by December 31, 2011.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. As of December 31, 2010, we have funded $2.3 million under this guarantee and have established a receivable from the respective partnership for this amount. We believe the receivable to be fully collectible. An additional $5.1 million of unfunded commitments remain subject to this guarantee.

23.

Subsequent Events

We evaluated events subsequent to December 31, 2010 and through April 25, 2011, the date of issuance of these consolidated financial statements. We have determined there have been no events that have occurred that would require adjustments to our consolidated financial statements. Significant events requiring additional disclosure are as follows:

On March 24, 2011, Standard & Poor’s affirmed our financial strength rating of BB- and our senior debt rating of CCC+. They revised its outlook to stable from negative.

On February 8, 2011, A.M. Best Company, Inc. affirmed our financial strength rating of B+ and our senior debt rating of bb-. They revised their outlook from negative to stable.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	Financial Statements

(1)	The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2010; Statement of Operations for the year ended December 31, 2010; Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009; and Notes to Financial Statements are filed herewith.

(2)	The financial statements of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of Phoenix Life Insurance Company include: Balance Sheets as of December 31, 2010 and 2009; Statements of Income and Comprehensive Income, Statements of Stockholder’s Equity and Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008; and Notes to the Financial Statements are filed herewith.

(b)	Exhibits

(1)	Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Post-Effective Amendment No. 30 on Form N-4 (File No. 002-78020), filed via EDGAR on November 29, 1999.

(2)	Not Applicable.

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-68872), filed via EDGAR on November 15, 2001.

(b)	Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Contracts is incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on February 28, 2005.

(c)	Principal Underwriting and Distribution Agreement between Phoenix Life Insurance Company (Phoenix) and Phoenix Equity Planning Corporation (“PEPCO”), dated February 5, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(d)	Principal Underwriting and Distribution Agreement between Phoenix Life Insurance Company and 1851 Securities, Inc., dated September 21, 2010, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(4) (a)

Form of Variable Annuity Contract Form No. D618 (Phoenix Dimensions®) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-123035), filed via EDGAR on June 20, 2005.

(b)	Guaranteed Minimum Income Benefit Rider (Form No. DR 88) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-123035), filed via EDGAR on June 20, 2005.

(c)	Guaranteed Minimum Accumulation Benefit Rider (Form No. DR84) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-123035), filed via EDGAR on June 20, 2005.

(d)	Guaranteed Minimum Withdrawal Benefit Rider (Form No. DR94.1) is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 (File No. 333-123035), filed via EDGAR on November 16, 2005.

(e)	Guaranteed Minimum Withdrawal Benefit Rider (Form No. 06GMWB) is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(f)	Guaranteed Minimum Withdrawal Benefit Rider (Form No. DR94.1NY) is incorporated by reference to Post-Effective Amendment No. 15 on Form N-4 (File No. 333-68872), filed via EDGAR on February 22, 2008.

(g)	(i) Guaranteed Minimum Withdrawal Benefit Rider (Maine version, Form 08GMWB) is incorporated by reference to Post-Effective Amendment No. 55 on Form N-4 (File No.002-78020), filed via EDGAR on November 5, 2008.

(ii) Guaranteed Minimum Withdrawal Benefit Rider with Extended Care Enhancement (Form 08GMWBECE) is incorporated by reference to Post-Effective Amendment No. 55 on Form N-4 (File No. 002-78020), filed via EDGAR on November 5, 2008.

(iii) Guaranteed Minimum Withdrawal Benefit Rider (New York version, Form 08GMWB) is incorporated by reference to Post-Effective Amendment No. 55 on Form N-4 (File No.002-78020), filed via EDGAR on November 5, 2008.

(h)	(i) Flexible Combination Benefit Rider (Maine version, Form No. 08PRP) is incorporated by reference to Post- Effective Amendment No. 20 on Form N-4 (File No. 333-68872), filed via EDGAR on November 12, 2008.

(ii) Flexible Combination Benefit Rider (New York version, Form No. 08PRP) is incorporated by reference to Post- Effective Amendment No. 20 on Form N-4 (File No. 333-68872), filed via EDGAR on November 12, 2008.

(5)	Form of Application (Form No. OL4157.1) is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 (File No. 333-123035), filed via EDGAR on November 16, 2005.

(6) (a)	Amended and Restated Charter of Phoenix Life Insurance Company, dated December 20, 2004, is incorporated by reference to Post-Effective Amendment No. 44 on Form N-4 (File No. 002-78020), filed via EDGAR on April 25, 2005.

(b)	Amended and Restated Bylaws of Phoenix Life Insurance Company, dated December 1, 2004, are incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on February 28, 2005.

(7)	Not Applicable.

(8)	(a) Participation Agreements.

(1) (a)	Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b)	Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(c)	Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

(d)	Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(e)	Amendment No. 4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on December 21, 2007.

(f)	Amendment No. 5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(g)	Amendment No. 6 to Participation Agreement as of September 20, 2010 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company (“PHLVIC”), Phoenix Life Insurance Company (“PLIC”), Phoenix Life and Annuity Company (“PLAC”), and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(2) (a)	Amended and Restated Fund Participation Agreement dated May 6, 2008 by and among Phoenix Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management LLP and Columbia Management Distributors, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149636), filed via EDGAR on July 11, 2008.

(b)	Consent to Assignment of Participation Agreement dated March 29, 2010 between Columbia Management Distributors, Inc. (“CMDI”) and Phoenix Life Insurance Company to RiverSource Fund Distributors, Inc. (“RSFD”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(3) (a)	Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b)	Amendment to Fund Participation Agreement dated December 22, 2009 among Federated Securities Corp., Federated Insurance Series, and Phoenix Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(c)	First Addendum to Fund Participation Agreement dated January 19, 2010 by and between Phoenix Life Insurance Company (“Insurer”) and Federated Securities Corp. (“FSC”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(4) (a)	Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b)	Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(c)	Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(d)	Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

(5)	Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(6)	(a) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Phoenix Life Insurance Company, dated August 1, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(b) First Amendment to Amended and Restated Participation Agreement by and among Phoenix Life Insurance Company (the “Company”), Fidelity Distributors Corporation (the “Underwriter”), and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund

III, Variable Insurance Products Fund IV and Variable Insurance Products V, dated August 1, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2010.

(7)	(a) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b) Amendment No. 1 effective April 30, 2010 to Participation Agreement dated as of March 29, 2001, by and among AIM Variable Insurance Funds (“AVIF”), AIM Distributors, Inc., Phoenix Home Life Mutual Insurance Company (“Phoenix”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(c) Amendment No. 2 effective September 20, 2010 to Participation Agreement dated March 29, 2001 by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Phoenix Home Life Mutual Insurance Company and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(8)	Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

(9)	Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-4 (File No. 333-123035), filed via EDGAR on April 27, 2006.

(10)	Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-4 (File No. 333-123035), filed via EDGAR on April 27, 2006.

(11)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(12)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(13)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(14)	Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

(15)	(a) Amended and Restated Participation Agreement dated March 31, 2009 by and between The Phoenix Edge Series Fund, Phoenix Life Insurance Company (“PLIC”), PHL Variable Insurance Company (“PHLVIC”), Phoenix Life and Annuity Company (“PLAC”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(b) Amended and Restated Participation Agreement dated September 2, 2010 by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company, and 1851 Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(c) Participation Agreement as of November 5, 2010 among Virtus Variable Insurance Trust, VP Distributors, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and

Annuity Company and 1851 Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(16)	Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

(17)	(a) Participation Agreement dated April 1, 2008, among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

(b) Amendment No. 1 effective September 20, 2010 to Participation Agreement dated April 1, 2008, by and among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein L.P, and AllianceBernstein Investments, Inc. is filed herewith.

(18)	(a) Participation Agreement dated February 1, 2008, among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

(b) Consent to Assignment of Participation Agreement effective February 1, 2008 among Summit Mutual Funds, Inc., Ameritas Investment Corp., Phoenix Life Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-146301), filed via EDGAR on April 21, 2009.

(c) Amendment as of September 20, 2010 to Participation Agreement dated February 1, 2008, by and among Summit Mutual Funds, Inc., Ameritas Investment Corp., Phoenix Life Insurance Company, and Phoenix Equity Planning Corporation, as amended by a consent to assignment dated December 12, 2008 from Ameritas Investment corp. to Calvert Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(19)	Amended and Restated Participation Agreement of November 19, 2010 by and among Phoenix Life Insurance Company (“PLIC”), PHL Variable Insurance Company (“PHLVIC”), Phoenix Life and Annuity Company (“PLAC”), (together “Phoenix”), Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(b)	Other Material Contracts:

(1)	Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

(2)	Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC., is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

(3)	Information Sharing Agreements, pursuant to Rule 22c-2, for the following funds: AIM Variable Insurance Funds, The Alger American Fund, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

(4)	Information Sharing Agreement dated September 7, 2007, pursuant to Rule 22c-2, between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

(5)	Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(6)	Consent to Assignment of Rule 22c-2 Shareholder Information Agreement dated March 29, 2010 between Columbia Management Services, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(7)	Rule 22c-2 Shareholder Information Agreement as of November 5, 2010 by and among VP Distributors, Inc. (“Fund Agent”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (together “Insurance Company”), and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(8)	Distribution and Administrative Services Agreement as of November 5, 2010 among Virtus Investment Advisers, Inc. (“Virtus”), VP Distributors, Inc. (“VPD”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (each a “Company” and collectively, the “Company”) and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(9)	Investment Performance Calculation Agreement as of November 5, 2010 by and among The Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, (collectively, “Phoenix”) and Virtus Partners, Inc. (“Virtus”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(9)	Opinion and Consent of Counsel is filed herewith.

(10) (a)	Consent of Registered Independent Public Accountant is filed herewith.

(b)	Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301) filed via EDGAR on April 29, 2011.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

Item 25.	Directors and Executive Officers of the Depositor.

Name and Principal Business Address	Positions and Offices with Depositor
Martin N. Baily	Director
The Brookings Institution
Washington, D.C.

Arthur P. Byrne	Director
J.W. Childs Associates
Boston, MA

Sanford Cloud, Jr.*	Director

Gordon J. Davis, Esq.	Director
Dewey and LeBoeuf, LLP
New York, NY

John H. Forsgren*	Director

Ann Maynard Gray*	Director

Jerry J. Jasinowski*	Director

Thomas S. Johnson	Director and Chairman of the Board

Name and Principal Business Address	Positions and Offices with Depositor
New York, NY

Augustus K. Oliver, II Oliver Press Partners, LLC 152 West 57th Street 46th Floor New York, NY	Director

Arthur F. Weinbach Broadridge Financial Solutions, Inc. 5 ADP Boulevard Roseland, NJ	Director

Philip K. Polkinghorn*	Senior Executive Vice President and President, Life and Annuity

John T. Mulrain*	Executive Vice President, General Counsel and Secretary

James D. Wehr*	Director, President and Chief Executive Officer

Peter A. Hofmann*	Senior Executive Vice President and Chief Financial Officer and Treasurer

Michael E. Hanrahan*	Vice President and Chief Accounting Officer

*	The principal business address of this individual is One American Row, Hartford, CT 06102-5056.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware

Goodwin Capital Advisers, Inc. (100%) New York

Phoenix Distribution Holding Company (100%) Connecticut

Phoenix Investment Management Company (100%) Connecticut

Phoenix Life Solutions, Inc (100%) Delaware

Phoenix National Trust Holding Company (100%) Connecticut

PML International Insurance Limited (100%) Bermuda

Saybrus Partners, Inc. (85.456%) Delaware

Saybrus Holdings, Inc. (100%) Delaware

Saybrus Equity Services, Inc. (100%) Delaware

Phoenix Life Insurance Company (100%) New York

Holland Re Holdings, LLC (100%)

Holland Re, Inc. (100%)

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

1851 Securities, Inc. (100%) Delaware

American Phoenix Life and Reassurance Company (100%) Connecticut

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHL Variable Accumulation Account II (100%) Connecticut

PHL Variable Accumulation Account III (100%) Connecticut

PHL Variable Separate Account MVA1 (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

PHL Variable VA Account 1 (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix International Capital Corporation (100%) Connecticut

Practicare, Inc. (100%) Delaware

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

The only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHL Variable Separate Account MVA1, PHL Variable VA Account 1, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27.	Number of Contract Owners.

As of February 27, 2011, there were 159 qualified and 93 nonqualified contract owners.

Item 28.	Indemnification.

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1 of the Bylaws of the Depositor (as amended and restated effective February 2, 2006) provides that:

“To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a Director, officer or employee of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney’s fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

1851 Securities, Inc. (“1851 Securities”)

(a)	1851 Securities serves as the principal underwriter for the following entities:

Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, PHL Variable VA Account 1, Phoenix Life Separate Account B, Phoenix Life Separate Account C, and Phoenix Life Separate Account D.

(b)	Directors and Executive Officers of 1851 Securities.

Name	Position
John H. Beers	Vice President and Secretary
Susan L. Guazzelli	Second Vice President and Treasurer
Philip K. Polkinghorn	President and Chief Executive Officer
Katherine E. Storch	Assistant Vice President and Chief Compliance Officer
Gary C. Tebbetts	Chief Financial Officer

The business address of these individuals is One American Row, Hartford, CT 06102-5056.

(b)	1851 Securities received no compensation from the Registrant during the last fiscal year for sales of the contract:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
1851 Securities	$0	$0	$0	$0

Item 30.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, Connecticut 06102-5056.

Item 31.	Management Services.

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the Contract owner, for use in conjunction with the Contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year Ended December 31,	Fee paid
2010	0
2009	$125,000
2008	$70,000

Item 32.	Undertakings.

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b)	Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 11 to Registration Statement No. 333-123035 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 29th day of April, 2011.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
(Registrant)

By:
*James D. Wehr
President and Chief Executive Officer of Phoenix Life Insurance Company

PHOENIX LIFE INSURANCE COMPANY

By:
*James D. Wehr
President and Chief Executive Officer

By:	/s/ KATHLEEN A. MCGAH
*Kathleen A. McGah

*	As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 11 to Registration Statement No. 333-123035 on April 29, 2011.

Signature	Title

Director, President and
*James D. Wehr	Chief Executive Officer

Chief Accounting Officer
*Michael E. Hanrahan

Chief Financial Officer
*Peter A. Hofmann

Director
*Martin N. Baily

Director
*Arthur P. Byrne

Director
*Sanford Cloud, Jr.

Director
*Gordon J. Davis

Signature	Title

Director
*John H. Forsgren

Director
*Ann Maynard Gray

Director
*Jerry J. Jasinowski

Director
*Thomas S. Johnson

Director
*Augustus K. Oliver, II

Director
*Arthur F. Weinbach

By:	/s/ KATHLEEN A. MCGAH
*Kathleen A. McGah,
as Attorney-in-Fact pursuant to Powers of Attorney

Exhibit Index

Exhibit 24 (b)(8)(17)(b)	Amendment No. 1 effective September 20, 2010 to Participation Agreement dated April 1, 2008, by and among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein L.P., and AllianceBernstein Investments, Inc.

Exhibit 24 (b) (9)	Opinion and Consent of Counsel

Exhibit 24 (b) (10) (a)	Consent of Independent Registered Public Accounting Firm